UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                         File No.  2-75059

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                File No.  811-3330

Amendment No. 187	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                                (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2007 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Deferred Variable Annuity Contract

The Best of America® IV Annuity

Nationwide Life Insurance Company
Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2007.

This prospectus contains basic information you should understand about the contracts before investing – the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2007), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 30.  For general information or to obtain FREE copies of the Statement of Additional Information, please call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.  Information about this and other Best of America products can be found at:www.nationwide.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Growth Portfolio: Initial Class
•	VIP High Income Portfolio: Initial Class R†
•	VIP Overseas Portfolio: Initial Class R†
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class
Fidelity Variable Insurance Products Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	VIP Energy Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†

1

Janus Aspen Series
•	Forty Portfolio: Service Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust)
•	AMT Short Duration Bond Portfolio: I Class* (formerly, AMT Limited Maturity Bond Portfolio: I Class)
MFS Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust ("NVIT") (formerly Gartmore Variable Insurance Trust (“GVIT”))
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III*†
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Gartmore NVIT International Growth Fund: Class III†
•	Gartmore NVIT Worldwide Leaders Fund: Class III†
•	J.P. Morgan NVIT Balanced Fund: Class I
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I (formerly, GVIT Small Cap Growth Fund)
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I (formerly, GVIT Small Cap Value Fund)
•	Nationwide Multi-Manager NVIT Small Company Fund: Class I (formerly, GVIT Small Company Fund)
•	Nationwide NVIT Global Health Sciences Fund: Class III†
•	Nationwide NVIT Global Technology and
•	Communications Fund: Class III†
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Growth Fund: Class I
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class I
•	Nationwide NVIT Money Market Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class III†
•	NVIT International Index Fund: Class VIII†
•	NVIT International Value Fund: Class III†
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide® Fund: Class I
•	NVIT Nationwide® Leaders Fund: Class III†
•	Van Kampen NVIT Comstock Value Fund: Class II*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class
•	AMT Guardian Portfolio: I Class
•	AMT International Portfolio: S Class†
•	AMT Partners Portfolio: I Class
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non- Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I
•	U.S. Real Estate Portfolio: Class I

The following underlying mutual funds are only available for contracts issued on or after May 1, 1987 and before September 1, 1989:

American Funds Insurance Series
•	Growth Fund: Class 1*
•	High-Income Bond Fund: Class 1*
•	U.S. Government/AAA – Rated Securities Fund: Class 1

The following underlying mutual funds are only available to contracts for which good order applications were received before September 27, 1999:

American Century Variable Portfolios, Inc.
•	American Century VP Capital Appreciation Fund: Class I
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Discovery Fund

The following underlying mutual funds are only available to contracts for which good order applications were received before May 1, 2002:

Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Initial Class
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Class R†
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†

The following underlying mutual funds are only available to contracts for which good order applications were received before May 1, 2004:

American Century Variable Portfolios, Inc.
•	American Century VP Balanced Fund: Class I

2

Credit Suisse Trust
•	Small Cap Core I Portfolio
Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Growth and Income Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund II
•	VIP Asset Manager Portfolio: Initial Class
Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†
Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class III†
•	Nationwide NVIT Global Financial Services Fund: Class III†
Neuberger Berman Advisers Management Trust
•	AMT Growth Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Balanced Fund/VA: Non-Service Shares
•	Oppenheimer Core Bond Fund/VA: Non-Service Shares
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class

The following underlying mutual funds is only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

Effective May 1, 2002, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Credit Suisse Trust
•	Global Small Cap Portfolio
•	International Focus Portfolio
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Initial Class
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class I
•	NVIT Global Technology and Communications Fund: Class I

Effective May 1, 2003, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

Effective May 1, 2006, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

J.P. Morgan Series Trust II
•	J.P. Morgan Mid Cap Value Portfolio

Effective May 1, 2007, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class
Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Non-Service Shares

†These underlying mutual funds assess a short-term trading fee.
*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-II may be allocated to the fixed account.

3

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date - The date on which annuity payments begin.

Annuity commencement date - The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit - An accounting unit of measure used to calculate the variable annuity payments.

Contract value - The total value of all accumulation units in a contract plus any amount held in the fixed account and any amounts transferred as a loan to the collateral fixed account.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

Fixed account - An investment option that is funded by the general account of Nationwide.

General account - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NCUSIF- National Credit Union Share Insurance Fund.

Nationwide - Nationwide Life Insurance Company.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Sub-accounts - Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - Each day the New York Stock Exchange is open for business.

Variable account - Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

4

Table of Contents	Page
Glossary of Special Terms	4
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	7
Example	9
Synopsis of the Contracts	9
Minimum Initial and Subsequent Purchase Payments
Purpose of the Contract
Charges and Expense
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	10
Condensed Financial Information	10
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
The Fixed Account
The Contract in General	12
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Charges and Deductions	14
Contract Maintenance Charge
Mortality and Expense Risk Charge
Administration Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Premium Taxes
Contract Ownership	16
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	17
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Revoke	20
Surrender (Redemption)	20
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Qualified Contract or Tax Sheltered Annuity
Loan Privilege	22
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	23

5

Table of Contents (continued)	Page
Contract Owner Services	23
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Nationwide Allocation Architect
Annuity Commencement Date	26
Annuitizing the Contract	26
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Value of an Annuity Unit
Assumed Investment Rate
Exchanges Among Underlying Mutual Funds
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	27
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	28
Legal Proceedings	28
Table of Contents of Statement of Additional Information	31
Appendix A: Underlying Mutual Funds	32
Appendix B: Condensed Financial Information	44
Appendix C: Contract Types and Tax Information	65

6

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%[1]
Maximum Loan Processing Fee	$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Maximum Annual Contract Maintenance Charge	$30[5]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[6]
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	__0.10_%	_11.49_%

1 Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)10% of each purchase payment made to an IRA issued on or after March 1, 1993; or
(2)any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
Starting with the second contract year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:
(1)10% of each purchase payment; or
(2)any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.
For contracts issued prior to December 15, 1998 the CDSC is 5% (as a percentage of the lesser of purchase payments or amounts surrendered).
The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%

5 The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

6 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account.  They are charged on a daily basis at the annualized rate noted above.

7

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
•	Fidelity Variable Insurance Products Fund – High Income Porfolio: Initial Class R
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
•	Janus Aspen Series - Global Technology Portfolio: Service II Shares
•	Janus Aspen Series - International Growth Portfolio: Service II Shares
•	Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
•	NVIT - Federated NVIT High Income Bond Fund: Class III
•	NVIT - Gartmore NVIT Emerging Markets Fund: Class III
•	NVIT - Gartmore NVIT Global Utilities Fund: Class III
•	NVIT - Gartmore NVIT International Growth Fund: Class III
•	NVIT - Gartmore NVIT Nationwide Leaders Fund: Class IIINVIT - Gartmore NVIT Worldwide Leaders Fund: Class III
•	NVIT - Nationwide NVIT Global Financial Services Fund: Class III
•	NVIT - NationwideNVIT Global Health Sciences Fund: Class III
•	NVIT - Nationwide NVIT Global Technology and Communications Fund: Class III
•	NVIT - Nationwide NVIT U.S. Growth Leaders Fund: Class III
•	NVIT - NVIT International Index Fund: Class VIII
•	NVIT - NVIT International Value Fund: Class IIIOppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
•	Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3
•	Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
•	Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
•	Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R

8

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total variable account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (11.49%)	1,914	4,133	5,951	9,423	1,374	3,773	5,771	9,423	*	3,773	5,771	9,423
Minimum Total Underlying Mutual Fund Operating Expenses (0.10%)	719	913	1,132	2,067	179	553	952	2,067	*	553	952	2,067

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the terms of the plan.

The contracts can be categorized as either:

•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans;
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs"); and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Individual Retirement Annuity	$0	$10
Investment-only Contract (Qualified Plan)	$0	$10
Non-Qualified Contract	$1,500	$10
Roth IRA	$0	$10
SEP IRA	$0	$10
Tax Sheltered Annuity	$0	$10

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;
•	in connection with other Nationwide contracts that have the same annuitant; or
•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially

9

false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account.  Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.  Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.

Nationwide deducts the following Contract Maintenance Charges (see "Contract Maintenance Charge"):

Amount	Type of Contract Issued
$30.00	-IRAs -Non-Qualified Contracts -Qualified Contracts (issued pursuant to a 401 plan prior to January 14, 1991) -Roth IRAs -Tax Sheltered Annuities (issued prior to December 17, 1990).
$12.00	-Tax Sheltered Annuity Contractsissued on or after December 17,1990 and before August 1, 1994.
$0.00 to $30.00	-Qualified Contracts issued on orafter January 14, 1991 and beforeAugust 1, 1994.
$0.00 to $12.00	-Qualified Contracts (issued on or after August 1, 1994). -SEP IRAs -Tax Sheltered Annuity Contracts(issued on or after August 1, 1994).

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of (see "Contingent Deferred Sales Charge"):

1)	5% of the amount surrendered; or

2)	5% of the total of all purchase payments made within 8 years of the surrender date.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity").  Please refer to Appendix B for information regarding accumulation units.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on October 7, 1981, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

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Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund.  Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.  Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke

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this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate– The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate– Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate– The rate available for maturing fixed account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate– From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms.  The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies.  No financial institution or brokerage firm is responsible for the guarantees under the contracts.  Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract charges may not be the same in later contract years as they are in early contract years.  The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this

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amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is

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whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Charges and Deductions

Contract Maintenance Charge

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a Contract Maintenance Charge.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

Contract Maintenance Charges are as follows:

Maintenance Charge	Contract Type
$30.00	- IRAs - Non-Qualified Contracts - Qualified Contracts (issued pursuant to a 401 plan prior to January 14, 1991).[1] - Roth IRAs - Tax Sheltered Annuities (issued prior to December 17, 1990)
$12.00	- Tax Sheltered Annuity Contracts (issued on or after December 17, 1990 and before August 1, 1994).[2]
$0.00 to $30.00	- Qualified Contracts (issued on or after January 14, 1991 and before August 1, 1994).[3]
$0.00 to $12.00[4]	- Qualified Contracts (issued on or after August 1, 1994) - SEP IRAs - Tax Sheltered Annuity Contracts (issued on or after August 1, 1994).

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option at the time of withdrawal as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

[1] Qualified contracts issued on or after 1/14/91 pursuant to a plan funded by contracts issued prior to 1/14/91, will have a Contract Maintenance Charge of $30.00.

[2] This charge may be lowered to reflect savings in administration of the contracts.

[3] Variances based on internal underwriting guidelines can result in a reduction of charges in incremental amounts of $5.00.  Underwriting considerations include: size of the group; average participant account balance transferred to Nationwide; and administrative savings.

[4] The amount of the charge is determined based on Nationwide’s underwriting guidelines.

Mortality and Expense Risk Charge

Nationwide deducts Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge is equal to an annual rate of 0.80% of the daily net assets of the variable account.  The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge is equal to an annualized rate of 0.45% of the daily net assets of the variable account.  The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Administration Charge

Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.  The Administration Charge compensates Nationwide for administrative expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution

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of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies to contracts issued on or after December 15, 1988 as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of:

1)	5% of the amount surrendered; or

2)	5% of the total of all purchase payments made within 8 years of the surrender date.

After the first year from the date of each purchase payment, the contract owner may withdraw without a CDSC up to 5% of that purchase payment for each year it has remained on deposit (less the amount of such purchase payment previously surrendered free of charge) without a CDSC.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a)	up to 10% of each purchase payment under Individual Retirement Annuities issued on or after March 1, 1993; or

b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

a)	10% of each purchase payment; or

b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least two years;

2)	upon payment of a death benefit; or

3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw, CDSC-free, the greater of a) or b), where:

a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity Contracts issued on or after December 17, 1990, Qualified Contracts sold in conjunction with 401 cases sold on or after January 14, 1991, and SEP IRA Contracts sold on or after January 14, 1991, Nationwide will waive the CDSC when:

a)	the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));

b)	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

c)	the plan participant attains age 59½ and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

d)	the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;

e)	the plan participant dies; or

f)	the contract is annuitized after 2 years from the inception of the contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of

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percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserves the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier an this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death beneft.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5.0%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is surrendered;

2)	annuitization; or

3)	such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Contract Ownership

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

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•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

Joint Ownership

Joint owners each own an undivided interest in the contract.  If a contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.  The beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$0	$10
Investment-only Contract (Qualified Plan)	$0	$10
Non-Qualified	$1,500	$10
Roth IRA	$0	$10
SEP IRA	$0	$10
Tax Sheltered Annuity	$0	$10

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

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Rules and regulations of the SEC will govern as to when the conditions described in 2) and 3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is:

1)	the value of amounts allocated to the sub-accounts of the variable account;

2)	and amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

a)	is the sum of:

1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c)	is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)	adding any interest earned on the amounts allocated.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time prior to annuitization.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Nationwide reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the

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contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.
•      Transfers After Annuitization

After annuitization, transfers may be made on the anniversary of the annuitization date.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account or to the variable account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All IRA, SEP IRA and Roth IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the

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written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may direct Nationwide to deduct the CDSC either from:

a)	the amount requested; or

b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the remaining contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	a $30 Contract Maintenance Charge;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Qualified Contract or Tax Sheltered Annuity

Contract owners of a Qualified Contract or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

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B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

Surrender provisions may be modified pursuant to the plan terms and tax provisions of the Internal Revenue Code when a contract is issued to fund a Qualified Plan.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Contract provisions may be modified pursuant to plan terms when the contract is issued to fund a Qualified Plan.

Loan Privilege

The loan privilege is only available to owners of Qualified Contracts and Tax Sheltered Annuities.  These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

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Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.  IRAs, Roth IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class, NVIT –Nationwide NVIT Government Bond Fund: Class I, and the NVIT –Nationwide NVIT Money Market Fund: Class I to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A Dollar Cost Averaging program that transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar

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Cost Averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging Program.  Dollar Cost Averaging transfers for this program may only be made from the fixed account.  Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)	10% of all purchase payments made to the contract as of the withdrawal date; or

2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Nationwide Allocation Architect

Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model.  The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of these available models:

•	Conservative;

•	Moderately Conservative;

•	Balanced;

•	Moderate;

•	Capital Appreciation;

•	Moderately Aggressive; and

•	Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract.  The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about the program and the models is available in the brochure for the program.

Nationwide Investment Advisors, LLC as Investment Adviser

For those contracts that elect to use the Nationwide Allocation Architect, Nationwide Investment Advisors, LLC ("NIA") will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  In this capacity, NIA will act as a fiduciary.  Contract owners will receive a copy of NIA's Form ADV at the time of application, which contains more information about NIA's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model.  If deemed necessary by NIA, NIA will update the models, with such updates taking effect on or about January 1 and July 1 of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

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Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts.  Currently, NIA updates the models based on information received from an independent third-party firm.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NIA updates the models), Nationwide will reallocate the variable account contract value of contracts participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service.  The reallocation will rebalance the variable account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value at the end of each calendar quarter, referred to as quarterly rebalancing.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect.  If the service is available, a contract owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center.  Once the election is received and processed, Nationwide will allocate the entire contract value that is allocated to the variable account in accordance with the elected model.  Allocations to the fixed account or the GTO will remain so invested.  Only one model may be elected at any given time.

While the Nationwide Allocation Architect is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the elected model) only at the end of the guarantee term.   Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently elected model.  Any surrenders taken from the contract while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, Nationwide bears no responsibility for the investment decision.

Changing Models

Contract owners participating in the Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, neither Nationwide nor NIA guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

NIA may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models.  Specifically, some of the sub-accounts correspond to underlying mutual funds owned by a NIA affiliate, some underlying mutual funds may pay more revenue to NISC (NIA's affiliate) than others, and some underlying mutual funds may pay more revenue to Nationwide (NIA's parent company) than others.  However, NIA believes that its fiduciary responsibilities to the contract owners that elect a model outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

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Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.  Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.  After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges may only be made on each anniversary of the annuitization date.

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Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  Once elected or assumed, the annuity payment option may not be changed.  The annuity payment options are:

1)
Life Annuity.  An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity.  An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Payments end upon the death of the last surviving party, regardless of the number of payments received.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed.  An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.   Qualified Contracts, IRAs, SEP IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.  If no joint owner is named, the contingent owner becomes the contract owner.  If no contingent owner is named, the annuitant becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.
•      How the Death Benefit Value is Determined

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

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3)	in any other manner permitted by law and approved by Nationwide.

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Payment

For contracts issued on or after May 1, 1998 (or a later date if required by state law):

•	If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

1)	the contract value; or

2)	the sum of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

•	If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

For contracts issued before May 1, 1998 (or before state approval of the death benefit calculation described above):

•	If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

1)	the contract value; or

2)	the sum of all purchase payments, less any amounts surrendered.

•	If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

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In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

On April13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through

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their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal LanhamAct, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005,Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth and income.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before September 27, 1999
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Capital growth by investing in common stocks.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

32

American Funds Insurance Series - Growth Fund: Class 1
This underlying mutual fund is only available in contracts issued on or after May 1, 1987 and before September 1, 1989
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation through stocks.

American Funds Insurance Series - High Income Bond Fund: Class 1
This underlying mutual fund is only available in contracts issued on or after May 1, 1987 and before September 1, 1989
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         High current income and capital appreciation.

American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund: Class 1
This underlying mutual fund is only available in contracts issued on or after May 1, 1987 and before September 1, 1989
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         High current income and investment preservation.

Credit Suisse Trust - Global Small Cap Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Sub-adviser:                                                         Credit Suisse Asset Management Limited
Investment Objective:                                                         Long-term growth of capital.

Credit Suisse Trust - International Focus Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Sub-adviser:                                                         Credit Suisse Asset Management Limited
Investment Objective:                                                         Long-term capital appreciation.

Credit Suisse Trust - Small Cap Core I Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Investment Objective:                                                         Capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Long-term capital growth, current income and growth of income.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:                                                         Federated Equity Management Company of Pennsylvania
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Reasonable income.

33

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         High total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Investments Money Management, Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Capital appreciation.

34

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:                                                         FMR
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:                                                         Franklin Advisory Services, LLC
Investment Objective:                                                         Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:                                                         Templeton Asset Management, Ltd.
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         High current income, with preservation of capital.  Capital appreciation is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

35

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2006
Investment Adviser:                                                         J.P. Morgan Investment Management Inc.
Investment Objective:                                                         Growth from capital appreciation.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Sub-adviser:                                                         Enhanced Investment Technologies, LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:                                                         Massachusetts Financial Services Company
Investment Objective:                                                         Capital appreciation and reasonable income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Income and more price stability than stocks, and capital preservation over the long term.  Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

36

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Growth Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - J.P. Morgan NVIT Balanced Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         J.P. Morgan Investment Management Inc.
Investment Objective:                                                         High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
 Company

Investment Objective:                                                         Capital growth.

37

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         American Century Investment Management Inc.; Franklin Portfolio
Associates LLC; Gartmore Global Partners; Morgan Stanley Investment
Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment
Management Company
Investment Objective:                                                         Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

38

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         The Boston Company Asset Management LLC
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         Capital appreciation.

39

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide® Leaders Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High total return from a concentrated portfolio of U.S. securities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Growth Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Neuberger Berman Management Inc.
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Investment Objective:                                                         Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High total investment return which includes current income and capital appreciation in the value of its shares.

40

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income and, secondarily, capital appreciation when consistent with goal of high current income.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in "growth type" companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         High level of income consistent with moderate price fluctuation.

41

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

42

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund
This underlying mutual fund is only available in contracts for which good order applications were received before September 27, 1999
Investment Adviser:                                                         Wells Fargo Funds Management, LLC
Sub-adviser:                                                         Wells Capital Management Incorporated
Investment Objective:                                                         Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Wells Fargo Funds Management, LLC
Sub-adviser:                                                         Wells Capital Management Incorporated
Investment Objective:                                                         Long-term capital appreciation.

43

Appendix B: Condensed Financial Information

The following tables reflect accumulation unit values for the units of the sub-accounts.  As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

The Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class R, Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3, Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares and the Nationwide Variable Insurance Trust (NVIT) – American Funds NVIT Growth-Income Fund: Class II were added to the variable account on May 1, 2007.  Therefore, no Condensed Financial Information is available.

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.748718	16.441425	11.48%	30,597	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.579757	14.215689	4.68%	6,592	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.138219	18.518460	14.75%	35,935	2006*

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I - Q/NQ	21.922137	23.719366	8.20%	2,251,016	2006
	21.165530	21.922137	3.57%	2,625,874	2005
	19.534173	21.165530	8.35%	3,022,069	2004
	16.567367	19.534173	17.91%	3,303,771	2003
	18.559606	16.567367	-10.73%	3,450,427	2002
	19.495665	18.559606	-4.80%	3,923,625	2001
	20.288854	19.495665	-3.91%	4,361,533	2000
	18.677491	20.288854	8.63%	5,256,044	1999
	16.345418	18.677491	14.27%	5,996,007	1998

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I - Q/NQ	32.049444	37.080970	15.70%	2,733,491	2006
	26.601023	32.049444	20.48%	3,212,111	2005
	25.051451	26.601023	6.19%	3,685,986	2004
	21.067698	25.051451	18.91%	4,367,280	2003
	27.088550	21.067698	-22.23%	5,016,583	2002
	38.157123	27.088550	-29.01%	6,194,078	2001
	35.454211	38.157123	7.62%	7,959,747	2000
	21.832994	35.454211	62.39%	7,862,693	1999
	22.608168	21.832994	-3.43%	8,891,042	1998
44

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.776350	13.609896	15.57%	2,093,233	2006
	11.402943	11.776350	3.27%	2,458,824	2005
	10.224649	11.402943	11.52%	2,806,446	2004
	8.008472	10.224649	27.67%	3,100,074	2003
	10.063450	8.008472	-20.42%	2,787,170	2002
	11.126222	10.063450	-9.55%	3,229,944	2001
	12.610627	11.126222	-11.77%	3,560,031	2000
	10.825822	12.610627	16.49%	3,486,007	1999
	10.000000	10.825822	8.26%	2,046,928	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	18.344523	22.638074	23.41%	1,684,297	2006
	16.410352	18.344523	11.79%	2,070,979	2005
	14.467335	16.410352	13.43%	2,579,493	2004
	11.772325	14.467335	22.89%	3,215,366	2003
	14.979094	11.772325	-21.41%	4,198,062	2002
	21.429753	14.979094	-30.10%	5,318,356	2001
	26.102697	21.429753	-17.90%	8,210,709	2000
	16.121219	26.102697	61.92%	8,418,918	1999
	13.753336	16.121219	17.22%	8,709,163	1998

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.535460	15.469391	23.41%	1,636,520	2006
	11.229023	12.535460	11.63%	1,719,668	2005
	9.886036	11.229023	13.58%	1,726,440	2004
	8.044442	9.886036	22.89%	1,504,916	2003
	10.000000	8.044442	-19.56%	1,037,313	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.057147	10.57%	191,459	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.820656	10.330481	-4.53%	306,688	2006
	10.730380	10.820656	0.84%	439,701	2005
	9.823019	10.730380	9.24%	402,043	2004
	7.968301	9.823019	23.28%	315,757	2003
	10.000000	7.968301	-20.32%	65,022	2002*

45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolio, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.308091	24.955048	17.12%	4,197,045	2006
	20.553329	21.308091	3.67%	4,685,020	2005
	18.213415	20.553329	12.85%	5,335,140	2004
	14.309305	18.213415	27.28%	5,097,800	2003
	16.591903	14.309305	-13.76%	5,569,376	2002
	14.901045	16.591903	11.35%	6,050,734	2001
	12.777944	14.901045	16.62%	2,877,118	2000
	13.057214	12.777944	-2.14%	1,991,906	1999
	12.621843	13.057214	3.45%	2,332,484	1998

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.543629	-4.56%	12,023	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.912644	10.942140	0.27%	792,556	2006
	10.885870	10.912644	0.25%	900,037	2005
	10.423563	10.885870	4.44%	767,939	2004
	10.000000	10.423563	4.24%	159,790	2003*

American Fund Insurance Series - Growth Fund: Class 1 - Q/NQ	70.926055	77.341330	9.05%	243,530	2006
	61.679535	70.926055	14.99%	304,892	2005
	55.425080	61.679535	11.28%	328,215	2004
	40.944979	55.425080	35.36%	365,066	2003
	54.780019	40.944979	-25.26%	395,502	2002
	67.636095	54.780019	-19.01%	473,726	2001
	65.428997	67.636095	3.37%	553,384	2000
	42.056137	65.428997	55.58%	635,473	1999
	31.433956	42.056137	33.79%	740,145	1998

American Fund Insurance Series - High Income Bond Fund: Class 1 - Q/NQ	37.043262	40.543864	9.45%	35,506	2006
	36.629220	37.043262	1.13%	51,289	2005
	33.790042	36.629220	8.40%	56,447	2004
	26.377464	33.790042	28.10%	79,838	2003
	27.135785	26.377464	-2.79%	52,094	2002
	25.454935	27.135785	6.60%	57,966	2001
	26.601827	25.454935	-4.31%	65,619	2000
	25.475118	26.601827	4.42%	78,579	1999
	25.696356	25.475118	-0.86%	100,976	1998

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Fund Insurance Series - U.S. Government/AAA-Rated Securities Fund: Class 1 - Q/NQ	27.288452	27.999126	2.60%	62,697	2006
	26.919197	27.288452	1.37%	88,729	2005
	26.330057	26.919197	2.24%	91,981	2004
	26.022968	26.330057	1.18%	110,930	2003
	24.088283	26.022968	8.03%	125,824	2002
	22.759646	24.088283	5.84%	121,524	2001
	20.644287	22.759646	10.25%	130,827	2000
	21.026607	20.644287	-1.82%	169,205	1999
	19.609550	21.026607	6.78%	211,100	1998

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	13.743269	15.356287	11.74%	187,519	2006
	11.988315	13.743269	14.64%	244,142	2005
	10.294289	11.988315	16.46%	319,361	2004
	7.063444	10.294289	45.74%	416,380	2003
	10.869241	7.063444	-35.01%	537,381	2002
	15.432781	10.869241	-29.57%	916,771	2001
	19.288213	15.432781	-19.99%	1,288,253	2000
	11.952364	19.288213	61.38%	1,376,514	1999
	11.369600	11.952364	5.13%	979,637	1998

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.446345	15.747742	17.12%	1,341,761	2006
	11.599994	13.446345	15.92%	1,638,254	2005
	10.242722	11.599994	13.25%	2,025,971	2004
	7.797301	10.242722	31.36%	2,477,903	2003
	9.863392	7.797301	-20.95%	3,175,115	2002
	12.858441	9.863392	-23.29%	4,524,393	2001
	17.579480	12.858441	-26.86%	5,559,302	2000
	11.608185	17.579480	51.44%	7,260,250	1999
	11.164048	11.608185	3.98%	8,662,434	1998

Credit Suisse Trust - Small Cap Core I Portfolio - Q/NQ	17.248132	17.836153	3.41%	2,959,071	2006
	17.955815	17.248132	-3.94%	3,592,621	2005
	16.408745	17.955815	9.43%	4,406,888	2004
	11.191377	16.408745	46.62%	5,224,251	2003
	17.100411	11.191377	-34.55%	5,748,439	2002
	20.629953	17.100411	-17.11%	7,315,425	2001
	25.523630	20.629953	-19.17%	8,717,167	2000
	15.294249	25.523630	66.88%	9,345,464	1999
	15.950665	15.294249	-4.12%	10,310,188	1998

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.174239	14.877364	12.93%	1,034,074	2006
	12.446927	13.174239	5.84%	1,237,599	2005
	10.346504	12.446927	20.30%	1,429,811	2004
	7.608241	10.346504	35.99%	941,514	2003
	10.000000	7.608241	-23.92%	205,455	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	22.218113	23.947774	7.78%	2,604,285	2006
	21.724450	22.218113	2.27%	3,134,535	2005
	20.732516	21.724450	4.83%	3,717,349	2004
	16.663225	20.723516	24.37%	4,234,936	2003
	23.760745	16.663225	-29.87%	4,524,420	2002
	31.095821	23.760745	-23.59%	5,375,905	2001
	35.410022	31.095821	-12.18%	6,271,857	2000
	27.580026	35.410022	28.39%	6,009,014	1999
	21.597400	27.580026	27.70%	4,943,293	1998

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	27.683039	31.558865	14.00%	11,074,163	2006
	26.789758	27.683039	3.33%	12,926,583	2005
	24.532188	26.789758	9.20%	15,389,969	2004
	19.362949	24.532188	26.70%	17,410,928	2003
	25.269146	19.362949	-23.37%	19,217,192	2002
	29.155455	25.269146	-13.33%	22,253,473	2001
	32.559249	29.155455	-10.45%	25,282,408	2000
	27.352140	32.559249	19.04%	29,124,459	1999
	21.614298	27.352140	26.55%	28,257,153	1998

Dreyfus Variable Investment Fund: Appreciation Portfolio: Initial Shares - Q/NQ	13.282138	15.270120	14.97%	2,196,623	2006
	12.892166	13.282138	3.02%	2,645,390	2005
	12.434504	12.892166	3.68%	3,153,268	2004
	10.397121	12.434504	19.60%	3,556,678	2003
	12.648277	10.397121	-17.80%	4,010,118	2002
	14.131419	12.648277	-10.50%	4,428,984	2001
	14.410358	14.131419	-1.94%	5,180,502	2000
	13.099410	14.410358	10.01%	6,960,886	1999
	10.192063	13.099410	28.53%	6,377,285	1998

Dreyfus Variable Investment Fund - Growth & Income Portfolio: Initial Shares - Q/NQ	12.823007	14.493590	13.03%	1,535,551	2006
	12.570054	12.823007	2.01%	1,690,892	2005
	11.850604	12.570054	6.07%	1,954,863	2004
	9.486044	11.850604	24.93%	2,212,941	2003
	12.871217	9.486044	-26.30%	2,347,900	2002
	13.851602	12.871217	-7.08%	2,832,364	2001
	14.584456	13.851602	-5.02%	2,684,211	2000
	12.641927	14.584456	15.37%	2,438,905	1999
	11.455116	12.641927	10.36%	2,540,933	1998

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.305471	3.05%	12,527	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.289094	11.605622	2.80%	861,711	2006
	11.290890	11.289094	-0.02%	1,008,859	2005
	11.039973	11.290890	2.27%	1,076,015	2004
	10.688806	11.039973	3.29%	1,463,639	2003
	10.000000	10.688806	6.89%	1,198,368	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class - Q/NQ	49.922078	59.225477	18.64%	10,679,359	2006
	47.775440	49.922078	4.49%	12,351,501	2005
	43.400619	47.775440	10.08%	14,410,303	2004
	33.738720	43.400619	28.64%	16,213,235	2003
	41.158746	33.738720	-18.03%	18,244,002	2002
	43.878710	41.158746	-6.20%	21,634,292	2001
	41.001029	43.878710	7.02%	24,796,505	2000
	39.068090	41.001029	4.95%	33,300,821	1999
	35.459509	39.068090	10.18%	40,310,078	1998

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class - Q/NQ	60.312101	63.607922	5.46%	8,801,763	2006
	57.755039	60.312101	4.43%	10,670,052	2005
	56.603508	57.755039	2.03%	13,037,322	2004
	43.168145	56.603508	31.12%	15,163,990	2003
	62.576549	43.168145	-31.02%	17,163,821	2002
	76.996322	62.576549	-18.73%	21,235,416	2001
	87.627336	76.996322	-12.13%	25,427,441	2000
	64.597153	87.627336	35.65%	28,552,551	1999
	46.918894	64.597153	37.68%	28,851,915	1998

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - Q/NQ	26.945594	29.584900	9.79%	3,058,938	2006
	26.581541	26.945594	1.37%	3,558,042	2005
	24.574178	26.581541	8.17%	4,593,841	2004
	19.563615	24.574178	25.61%	5,870,522	2003
	19.161462	19.563615	2.10%	5,931,182	2002
	21.995953	19.161462	-12.89%	6,536,524	2001
	28.744305	21.995953	-23.48%	7,250,779	2000
	26.926873	28.744305	6.75%	9,978,915	1999
	28.515871	26.926873	-5.57%	12,922,102	1998

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class - Q/NQ	26.059171	30.371719	16.55%	4,085,196	2006
	22.177379	26.059171	17.50%	4,869,513	2005
	19.773205	22.177379	12.16%	5,925,431	2004
	13.973298	19.773205	41.51%	7,170,288	2003
	17.759073	13.973298	-21.32%	8,912,172	2002
	22.826307	17.759073	-22.20%	11,760,930	2001
	28.588402	22.826307	-20.16%	14,637,909	2000
	20.307878	28.588402	40.77%	17,427,775	1999
	18.248482	20.307878	11.29%	20,601,480	1998

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R - Q/NQ	14.424128	16.802534	16.49%	3,379,301	2006
	12.268627	14.424128	17.57%	3,227,038	2005
	10.943179	12.268627	12.11%	3,104,125	2004
	7.735704	10.943179	41.46%	2,360,208	2003
	10.000000	7.735704	-22.64%	1,240,102	2002*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class - Q/NQ	30.480229	32.286404	5.93%	6,992,380	2006
	29.680174	30.480229	2.70%	8,350,963	2005
	28.511740	29.680174	4.10%	9,882,767	2004
	24.485702	28.511740	16.44%	11,563,955	2003
	27.180705	24.485702	-9.92%	13,106,953	2002
	28.715312	27.180705	-5.34%	15,941,974	2001
	30.281181	28.715312	-5.17%	19,312,846	2000
	27.616728	30.281181	9.65%	24,933,937	1999
	24.319958	27.616728	13.56%	29,762,582	1998

Fidelity Variable Insurance Products Fund II - VIP Contrafund Portfolio: Initial Class - Q/NQ	30.442534	33.568515	10.27%	14,186,913	2006
	26.375050	30.442534	15.42%	15,451,964	2005
	23.140911	26.375050	13.98%	16,213,494	2004
	18.250599	23.140911	26.80%	17,322,805	2003
	20.398208	18.250599	-10.53%	18,964,703	2002
	23.552441	20.398208	-13.39%	21,789,540	2001
	25.553458	23.552441	-7.83%	25,112,647	2000
	20.836167	25.553458	22.64%	28,241,038	1999
	16.241378	20.836167	28.29%	26,949,772	1998

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.507730	10.817475	2.95%	1,131,087	2006
	10.428807	10.507730	0.76%	975,391	2005
	10.128708	10.428807	2.96%	612,949	2004
	10.000000	10.128708	1.29%	211,544	2003*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Initial Class - Q/NQ	10.757427	11.197170	4.09%	1,695,182	2006
	10.008792	10.757427	7.48%	2,129,756	2005
	9.460290	10.008792	5.80%	2,410,097	2004
	7.380149	9.460290	28.19%	2,666,113	2003
	9.567474	7.380149	-22.86%	2,992,314	2002
	11.327928	9.567474	-15.54%	3,474,582	2001
	13.838158	11.327928	-18.14%	4,267,116	2000
	13.446025	13.838158	2.92%	5,623,044	1999
	10.932125	13.446025	23.00%	5,126,613	1998

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.856561	-1.43%	736,816	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.202987	15.142626	14.69%	714,776	2006
	13.043195	13.202987	1.23%	846,953	2005
	11.593346	13.043195	12.51%	1,277,884	2004
	7.443946	11.593346	55.74%	1,244,197	2003
	10.000000	7.443946	-25.56%	107,732	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ Q/NQ	13.397838	15.421426	15.10%	332,732	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.512515	5.13%	75,433	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.532507	5.33%	113,950	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.552664	5.53%	59,821	2006*

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.119465	11.19%	575,651	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.602739	20.324935	15.46%	190,142	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.693852	16.058441	26.51%	113,418	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.528108	15.019561	19.89%	96,492	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.795784	10.910552	11.38%	188,093	2006*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.728765	8.324005	7.70%	2,275,891	2006
	6.956739	7.728765	11.10%	2,644,314	2005
	5.974796	6.956739	16.43%	3,041,317	2004
	5.034738	5.974796	18.67%	3,395,262	2003
	6.067590	5.034738	-17.02%	3,930,076	2002
	7.864985	6.067590	-22.85%	4,919,247	2001
	10.000000	7.864985	-21.35%	4,001,655	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.829380	4.075603	6.43%	590,066	2006
	3.477962	3.829380	10.10%	823,104	2005
	3.503921	3.477962	-0.74%	1,186,545	2004
	2.423642	3.503921	44.57%	1,560,792	2003
	4.157294	2.423642	-41.70%	2,093,209	2002
	6.720273	4.157294	-38.14%	4,075,721	2001
	10.000000	6.720273	-32.80%	3,181,754	2000*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.264791	12.001567	6.54%	359,936	2006
	10.251543	11.264791	9.88%	392,215	2005
	10.300510	10.251543	-0.48%	476,207	2004
	7.092920	10.300510	45.22%	472,230	2003
	10.000000	7.092920	-29.07%	242,020	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.842730	12.828527	45.07%	640,352	2006
	6.790064	8.842730	30.23%	808,231	2005
	5.796339	6.790064	17.14%	1,061,323	2004
	4.365171	5.796339	32.79%	1,365,489	2003
	5.957202	4.365171	-26.72%	1,929,118	2002
	7.883235	5.957202	-24.43%	3,215,920	2001
	10.000000	7.883235	-21.17%	2,893,580	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.693805	22.787733	45.20%	1,916,580	2006
	12.043732	15.693805	30.31%	917,295	2005
	10.279042	12.043732	17.17%	649,095	2004
	7.740287	10.279042	32.80%	518,300	2003
	10.000000	7.740287	-22.60%	391,856	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	21.626126	22.242677	2.85%	1,717,612	2006
	21.598449	21.626126	0.13%	2,052,851	2005
	21.713731	21.598449	-0.53%	2,473,673	2004
	21.479034	21.713731	1.09%	2,891,609	2003
	20.658997	21.479034	3.97%	3,554,361	2002
	19.242706	20.658997	7.36%	3,205,231	2001
	18.256157	19.242706	5.40%	3,591,397	2000
	18.227259	18.256157	0.16%	4,494,538	1999
	17.690564	18.227259	3.03%	5,856,163	1998

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.467296	17.207931	18.94%	238,170	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.933135	14.474772	3.89%	3,314	2006*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Growth Portfolio: I Class - Q/NQ	43.663611	49.160453	12.59%	2,380,042	2006
	38.975781	43.663611	12.03%	2,888,343	2005
	33.866329	38.975781	15.09%	3,409,046	2004
	26.112455	33.866329	29.69%	3,951,056	2003
	38.434816	26.112455	-32.06%	4,465,786	2002
	55.924190	38.434816	-31.27%	5,720,120	2001
	64.133277	55.924190	-12.80%	7,003,828	2000
	43.203987	64.133277	48.44%	6,786,793	1999
	37.889922	43.203987	14.03%	8,274,573	1998

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.796868	13.201529	11.91%	920,503	2006
	11.026529	11.796868	6.99%	1,079,101	2005
	9.646212	11.026529	14.31%	1,344,237	2004
	7.417309	9.646212	30.05%	1,495,894	2003
	10.217493	7.417309	-27.41%	1,653,804	2002
	10.511377	10.217493	-2.80%	2,252,525	2001
	10.529949	10.511377	-0.18%	1,808,437	2000
	9.282422	10.529949	13.44%	2,206,897	1999
	10.000000	9.282422	-7.18%	1,710,516	1998*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.648871	14.070885	20.79%	94,573	2006*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	31.725691	35.147551	10.79%	3,546,378	2006
	27.228591	31.725691	16.52%	4,095,232	2005
	23.187259	27.228591	17.43%	4,052,931	2004
	17.390363	23.187259	33.33%	4,531,894	2003
	23.227490	17.390363	-25.13%	5,043,198	2002
	24.220161	23.227490	-4.10%	5,911,528	2001
	24.366392	24.220161	-0.60%	6,668,990	2000
	22.992724	24.366392	5.97%	9,255,549	1999
	22.354609	22.992724	2.85%	12,948,011	1998

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.561364	12.659329	9.50%	44,311	2006*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.466052	16.235057	12.23%	311,570	2006
	13.715555	14.466052	5.47%	183,277	2005
	12.267143	13.715555	11.81%	47,628	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.465796	4.66%	364,998	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.447849	4.48%	166,921	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.748441	7.48%	306,472	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.274872	2.75%	504,117	2006*

NVIT Federated NVIT High Income Bond Fund: Class III	10.449767	11.407487	9.16%	58,415	2006*

NVIT Gartmore NVIT Emerging Markets Fund Class I - Q/NQ	17.305110	23.352634	34.95%	33,950	2006
	13.218203	17.305110	30.92%	51,064	2005
	11.091469	13.218203	19.17%	61,735	2004
	6.799600	11.091469	63.12%	89,243	2003

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund Class III - Q/NQ	19.102228	25.763929	34.87%	1,770,802	2006
	14.588946	19.102228	30.94%	1,723,941	2005
	12.240339	14.588946	19.19%	964,241	2004
	7.505927	12.240339	63.08%	599,666	2003
	10.000000	7.505927	-24.94%	121,621	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	14.228120	19.323121	35.81%	465,319	2006
	13.537943	14.228120	5.10%	261,378	2005
	10.555176	13.537943	28.26%	298,418	2004
	8.612434	10.555176	22.56%	67,785	2003
	10.000000	8.612434	-13.88%	47,276	2002*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	15.045739	19.744200	31.23%	960,893	2006
	11.709868	15.045739	28.49%	539,626	2005
	10.374988	11.709868	12.87%	159,913	2004
	7.767159	10.374988	33.58%	106,860	2003
	10.000000	7.767159	-22.33%	20,534	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	13.638759	16.936723	24.18%	231,191	2006
	11.578720	13.638759	17.79%	129,089	2005
	10.000000	11.578720	15.79%	15,918	2004*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.846972	12.017767	10.79%	206,820	2006
	10.716950	10.846972	1.21%	148,807	2005
	10.000000	10.716950	7.17%	55,553	2004*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	7.380971	7.518897	1.87%	1,190,458	2006
	6.918173	7.380971	6.69%	1,401,842	2005
	6.180152	6.918173	11.94%	1,604,464	2004
	4.663483	6.180152	32.52%	1,821,108	2003
	7.082713	4.663483	-34.16%	1,391,419	2002
	8.049083	7.082713	-12.01%	1,344,987	2001
	10.000000	8.049083	-19.51%	618,926	2000*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	19.602983	22.694956	15.77%	3,316,185	2006
	19.268335	19.602983	1.74%	4,115,353	2005
	16.643051	19.268335	15.77%	5,131,013	2004
	10.750042	16.643051	54.82%	5,889,864	2003
	14.953758	10.750042	-28.11%	6,048,182	2002
	11.811823	14.953758	26.60%	8,057,476	2001
	10.761293	11.811823	9.76%	4,015,701	2000
	8.528787	10.761293	26.18%	2,558,753	1999
	10.000000	8.528787	-14.71%	1,006,390	1998*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	33.234370	36.752510	10.59%	3,373,248	2006
	29.978304	33.234370	10.86%	3,846,631	2005
	25.518757	29.978304	17.48%	4,305,339	2004
	18.334767	25.518757	39.18%	4,776,725	2003
	22.470394	18.334767	-18.40%	5,287,669	2002
	24.404464	22.470394	-7.93%	6,151,860	2001
	22.704085	24.404464	7.49%	6,820,709	2000
	15.971964	22.704085	42.15%	6,712,735	1999
	16.020642	15.971964	-0.30%	8,113,510	1998
	10.000000	11.410135	14.10%	764,561	1995*

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.728004	18.681196	18.78%	151,823	2006
	14.333390	15.728004	9.73%	130,672	2005
	11.989151	14.333390	19.55%	221,320	2004
	8.586850	11.989151	39.62%	116,756	2003
	10.000000	8.586850	-14.13%	69,348	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	12.728698	12.903175	1.37%	380,407	2006
	11.893956	12.728698	7.02%	458,107	2005
	11.174138	11.893956	6.44%	438,722	2004
	8.277414	11.174138	35.00%	392,268	2003
	10.000000	8.277414	-17.23%	98,982	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund Class III - Q/NQ	11.032795	12.096594	9.64%	373,968	2006
	11.235308	11.032795	-1.80%	294,229	2005
	10.916237	11.235308	2.92%	397,401	2004
	7.126672	10.916237	53.17%	541,414	2003
	10.000000	7.126672	-28.73%	201,364	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q	45.767774	46.683808	2.00%	1,626,680	2006
	44.903489	45.767774	1.92%	1,939,291	2005
	44.057681	44.903489	1.92%	2,272,676	2004
	43.762624	44.057681	0.67%	2,859,595	2003
	39.950842	43.762624	9.54%	3,796,805	2002
	37.741768	39.950842	5.85%	3,026,477	2001
	33.975979	37.741768	11.08%	2,868,756	2000
	35.250995	33.975979	-3.62%	3,473,447	1999
	32.793820	35.250995	7.49%	4,202,514	1998

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - NQ	45.646904	46.560513	2.00%	778,780	2006
	44.784890	45.646904	1.92%	967,696	2005
	43.941314	44.784890	1.92%	1,096,172	2004
	43.647039	43.941314	0.67%	1,460,897	2003
	39.845323	43.647039	9.54%	2,262,641	2002
	37.642078	39.845323	5.85%	2,026,602	2001
	33.886230	37.642078	11.08%	2,244,962	2000
	35.157882	33.886230	-3.62%	2,665,502	1999
	32.707206	35.157882	-0.26%	3,353,428	1998

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	16.762531	17.565687	4.79%	2,536,498	2006
	15.946096	16.762531	5.12%	2,989,034	2005
	14.937671	15.946096	6.75%	3,565,042	2004
	11.401436	14.937671	31.02%	4,125,789	2003
	16.206536	11.401436	-29.65%	4,423,376	2002
	22.850565	16.206536	-29.08%	5,465,278	2001
	31.511115	22.850565	-27.48%	6,409,567	2000
	30.616503	31.511115	2.92%	9,988,756	1999
	23.867569	30.616503	28.28%	12,537,893	1998

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.843911	14.815857	15.35%	959,911	2006
	12.056354	12.843911	6.53%	796,149	2005
	10.712555	12.056354	12.54%	620,612	2004
	8.230619	10.712555	30.15%	390,266	2003
	10.000000	8.230619	-17.69%	134,988	2002*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.137379	11.670602	4.79%	579,699	2006
	10.922479	11.137379	1.97%	603,318	2005
	10.574381	10.922479	3.29%	519,440	2004
	9.928642	10.574381	6.50%	442,157	2003
	10.000000	9.928642	-0.71%	379,164	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.027221	13.219043	9.91%	3,262,797	2006
	11.567029	12.027221	3.98%	2,998,938	2005
	10.699107	11.567029	8.11%	2,586,804	2004
	9.029424	10.699107	18.49%	1,570,015	2003
	10.000000	9.029424	-9.71%	831,155	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.543415	14.181041	13.06%	2,692,282	2006
	11.868786	12.543415	5.68%	2,103,709	2005
	10.727781	11.868786	10.64%	1,501,872	2004
	8.582311	10.727781	25.00%	867,959	2003
	10.000000	8.582311	-14.18%	390,674	2002*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.660102	12.478314	7.02%	914,122	2006
	11.306072	11.660102	3.13%	979,839	2005
	10.689699	11.306072	5.77%	858,549	2004
	9.525559	10.689699	12.22%	639,892	2003
	10.000000	9.525559	-4.74%	332,503	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	5.892663	6.392526	8.48%	1,747,163	2006
	5.440079	5.892663	8.32%	1,882,337	2005
	4.778761	5.440079	13.84%	1,880,461	2004
	3.454970	4.778761	38.32%	2,178,466	2003
	5.557818	3.454970	-37.84%	1,603,281	2002
	8.080774	5.557818	-31.22%	1,570,037	2001
	10.000000	8.080774	-19.19%	2,358,498	2000*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	26.467505	27.307869	3.18%	6,799,366	2006
	26.118303	26.467505	1.34%	7,118,801	2005
	26.249330	26.118303	-0.50%	7,825,138	2004
	26.429711	26.249330	-0.68%	10,328,967	2003
	26.457300	26.429711	-0.10%	15,828,632	2002
	25.875318	26.457300	2.25%	18,902,402	2001
	24.724254	25.875318	4.66%	20,018,844	2000
	23.891623	24.724254	3.49%	33,877,905	1999
	22.994005	23.891623	3.90%	23,452,710	1998

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.087548	14.849089	-1.58%	276,946	2006
	13.649128	15.087548	10.54%	375,468	2005
	12.298238	13.649128	10.98%	320,137	2004
	8.176098	12.298238	50.42%	498,208	2003
	10.000000	8.176098	-18.24%	29,905	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.868126	8.68%	34,174	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.104708	21.934820	21.16%	915,171	2006
	16.369372	18.104708	10.60%	848,000	2005
	13.790762	16.369372	18.70%	631,572	2004
	10.000000	13.790762	37.91%	130,951	2003*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.260369	15.467452	8.46%	3,753,304	2006
	12.888304	14.260369	10.65%	4,426,280	2005
	11.282992	12.888304	14.23%	4,467,685	2004
	8.489668	11.282992	32.90%	4,340,627	2003
	10.155801	8.489668	-16.41%	3,766,654	2002
	10.426483	10.155801	-2.60%	3,053,642	2001
	10.000000	10.426483	4.26%	1,618,150	2000*

NVIT NVIT Nationwide® Fund: Class I - Q	97.714959	109.592089	12.15%	1,402,651	2006
	92.141402	97.714959	6.05%	1,654,415	2005
	85.060365	92.141402	8.32%	1,922,415	2004
	67.585132	85.060365	25.86%	2,184,285	2003
	82.854525	67.585132	-18.43%	2,441,029	2002
	95.205724	82.854525	-12.97%	2,811,964	2001
	98.542231	95.205724	-3.39%	3,204,746	2000
	93.358149	98.542231	5.55%	4,059,346	1999
	80.108117	93.358149	16.54%	4,459,090	1998

NVIT NVIT Nationwide® Fund: Class I - NQ	95.198697	106.769973	12.15%	720,283	2006
	89.768666	95.198697	6.05%	839,283	2005
	82.869976	89.768666	8.32%	986,310	2004
	65.844752	82.869976	25.86%	1,167,237	2003
	80.720956	65.844752	-18.43%	1,364,707	2002
	92.754108	80.720956	-12.97%	1,664,242	2001
	96.004702	92.754108	-3.39%	2,074,432	2000
	90.954119	96.004702	5.55%	2,763,449	1999
	78.045294	90.954119	16.54%	3,296,114	1998

NVIT NVIT Nationwide Leaders® Fund: Class III - Q/NQ	13.246804	15.183208	14.62%	310,100	2006
	12.167497	13.246804	8.87%	262,081	2005
	10.379344	12.167497	17.23%	80,651	2004
	8.372932	10.379344	23.96%	82,625	2003
	10.000000	8.372932	-16.27%	88,614	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.192125	18.469006	14.06%	410,229	2006
	15.781205	16.192125	2.60%	317,681	2005
	13.655878	15.781205	15.56%	217,051	2004

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.282416	13.744499	3.48%	1,013,215	2006
	13.169765	13.282416	0.86%	1,016,201	2005
	12.524864	13.169765	5.15%	938,993	2004
	11.318419	12.524864	10.66%	905,046	2003
	10.696539	11.318419	5.81%	781,479	2002
	10.402458	10.696539	2.83%	536,394	2001
	10.000000	10.402458	4.02%	332,659	2000*

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares - Q/NQ	31.239921	34.271719	9.70%	2,625,734	2006
	30.465425	31.239921	2.54%	3,074,082	2005
	28.034757	30.465425	8.67%	3,406,515	2004
	22.730753	28.034757	23.33%	3,730,927	2003
	25.703909	22.730753	-11.57%	4,122,075	2002
	25.479369	25.703909	0.88%	4,952,209	2001
	24.251858	25.479369	5.06%	5,450,442	2000
	21.978211	24.251858	10.35%	6,529,656	1999
	20.878401	21.978211	5.27%	8,118,694	1998

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.488047	16.502318	6.55%	4,381,736	2006
	14.930215	15.488047	3.74%	5,263,561	2005
	14.145656	14.930215	5.55%	6,488,930	2004
	10.944999	14.145656	29.24%	6,899,626	2003
	15.161642	10.944999	-27.81%	7,326,085	2002
	17.572799	15.161642	-13.72%	8,749,074	2001
	17.844166	17.572799	-1.52%	9,438,104	2000
	12.762568	17.844166	39.82%	5,777,138	1999
	10.427884	12.762568	22.39%	2,675,493	1998

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares - Q/NQ	25.557226	26.557531	3.91%	2,605,022	2006
	25.239929	25.557226	1.26%	3,062,218	2005
	24.240931	25.239929	4.12%	3,607,518	2004
	23.000893	24.240931	5.39%	4,310,038	2003
	21.364042	23.000893	7.66%	5,082,545	2002
	20.083060	21.364042	6.38%	5,634,831	2001
	19.177103	20.083060	4.72%	5,522,385	2000
	19.729274	19.177103	-2.80%	6,939,510	1999
	18.715948	19.729274	5.41%	8,020,359	1998

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.891396	21.944788	16.16%	4,342,220	2006
	16.739434	18.891396	12.86%	3,985,699	2005
	14.228585	16.739434	17.65%	3,318,397	2004
	10.000000	14.228585	42.29%	1,910,657	2003*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.516325	5.16%	68,744	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Non-Service Shares - Q/NQ	9.016057	10.236284	13.53%	2,088,509	2006
	8.619353	9.016057	4.60%	2,247,693	2005
	7.978181	8.619353	8.04%	2,445,914	2004
	6.378819	7.978181	25.07%	2,367,374	2003
	7.959019	6.378819	-19.85%	1,903,775	2002
	8.976519	7.959019	-11.34%	1,511,915	2001
	10.000000	8.976519	-10.23%	711,694	2000*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	10.007657	0.08%	160,024	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	6.092594	6.191342	1.62%	2,506,191	2006
	5.495196	6.092594	10.87%	3,249,363	2005
	4.648281	5.495196	18.22%	3,499,456	2004
	3.749835	4.648281	23.96%	3,256,387	2003
	5.261530	3.749835	-28.73%	3,218,915	2002
	7.756703	5.261530	-32.17%	3,948,553	2001
	10.000000	7.756703	-22.43%	5,867,987	2000*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.217284	12.104732	7.91%	116,343	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.545036	12.349272	17.11%	362,671	2006*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.040276	10.309047	2.68%	41,810	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	17.323977	18.947356	9.37%	348,299	2006
	15.635963	17.323977	10.80%	489,530	2005
	14.393592	15.635963	8.63%	639,654	2004
	11.405076	14.393592	26.20%	1,025,269	2003
	10.579623	11.405076	7.80%	755,903	2002
	9.736352	10.579623	8.66%	461,259	2001
	8.855527	9.736352	9.95%	572,245	2000
	6.934889	8.855527	27.70%	536,279	1999
	9.810487	6.934889	-29.31%	701,335	1998

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	42.185723	57.481093	36.26%	2,544,469	2006
	36.513459	42.185723	15.53%	2,772,864	2005
	27.122769	36.513459	34.62%	3,022,924	2004
	19.983480	27.122769	35.73%	2,953,437	2003
	20.407346	19.983480	-2.08%	3,298,246	2002
	18.824987	20.407346	8.41%	3,021,013	2001
	18.111758	18.824987	3.94%	3,090,724	2000*

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class - Q/NQ	20.321390	21.357779	5.10%	738,299	2006
	21.232112	20.321390	-4.29%	912,317	2005
	19.708213	21.232112	7.73%	1,146,379	2004
	16.898439	19.708213	16.63%	1,679,729	2003
	14.073112	16.898439	20.08%	2,055,748	2002
	15.025051	14.073112	-6.34%	1,472,482	2001
	14.942949	15.025051	0.55%	2,025,852	2000
	16.424717	14.942949	-9.02%	2,513,259	1999
	14.758566	16.424717	11.29%	3,560,835	1998

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R - Q/NQ	10.710065	11.247322	5.02%	422,071	2006
	11.199350	10.710065	-4.37%	372,575	2005
	10.000000	11.199350	11.99%	233,011	2004*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.423563	22.619525	37.73%	826,387	2006
	12.618420	16.423563	30.16%	660,450	2005
	10.000000	12.618420	26.18%	341,275	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.670053	22.949739	22.92%	1,059,167	2006
	12.475588	18.670053	49.65%	1,050,787	2005
	10.000000	12.475588	24.76%	424,083	2004*

Van Kampen-The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.409923	4.10%	92,271	2006*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund - Q/NQ	30.065000	34.020876	13.16%	1,466,127	2006
	28.132552	30.065000	6.87%	1,664,825	2005
	24.631362	28.132552	14.21%	1,945,188	2004
	17.898399	24.631362	37.62%	2,221,074	2003
	20.610956	17.898399	-13.16%	2,636,353	2002
	20.064864	20.610956	2.72%	3,242,590	2001
	19.472227	20.064864	3.04%	3,617,986	2000
	18.773240	19.472227	3.72%	4,257,898	1999
	17.733129	18.773240	5.87%	5,892,249	1998

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	47.252342	52.338607	10.76%	4,788,190	2006
	44.374074	47.252342	6.49%	5,777,575	2005
	38.029249	44.374074	16.68%	6,951,032	2004
	28.122463	38.029249	35.23%	8,081,897	2003
	38.935402	28.122463	-27.77%	9,660,378	2002
	40.875509	38.935402	-4.75%	11,862,049	2001
	38.936728	40.875509	4.98%	13,442,638	2000
	29.241637	38.936728	33.16%	15,301,662	1999
	26.092982	29.241637	12.07%	17,586,610	1998

64

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Federal Tax Considerations

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.

65

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regualtions, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may

66

apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

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Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A)  or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

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•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

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(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

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(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

Deferred Variable Annuity Contracts
issued by Nationwide Life Insurance Company
Through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2007. The prospectus may be obtained from Nationwide Life Insurance Company by 5100 Rings Road, RR1-04-F4 Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.20%) and Nationwide Mutual Fire Insurance Company (4.80%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2006.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.00% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.  KPMG is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2006, 2005 and 2004, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2) 3,985,820 shares (cost $46,045,134)	$52,772,256
AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2) 556,003 shares (cost $12,939,757)	14,406,047
AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2) 1,154,151 shares (cost $17,297,728)	20,994,000
Alger American Balanced Portfolio – Class S Shares (AlgerBal) 16,472 shares (cost $228,684)	235,556
Alger American Mid Cap Growth Portfolio – Class S Shares (AlgMidCapGr) 29,691 shares (cost $637,060)	608,081
AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B (AlGrIncB) 855,657 shares (cost $18,948,238)	23,042,846
AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B (AlSmMdCpB) 486,051 shares (cost $7,631,398)	8,748,911
American Century Variable Portfolios, Inc. – Balanced Fund – Class I (ACVPBal) 10,813,880 shares (cost $72,257,112)	81,428,520
American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I (ACVPCapAp) 11,390,899 shares (cost $97,855,713)	124,844,255
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 4,629,426 shares (cost $29,713,413)	39,951,943
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II (ACVPIncGr2) 1,715,163 shares (cost $11,876,639)	14,784,708
American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInflPro2) 7,397,710 shares (cost $76,754,613)	74,568,915
American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 6,473,838 shares (cost $41,415,555)	65,515,246
American Century Variable Portfolios, Inc. – International Fund – Class II (ACVPInt2) 332,843 shares (cost $2,231,114)	3,361,717
American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 3,240,766 shares (cost $20,402,912)	32,796,555
American Century Variable Portfolios, Inc. – International Fund – Class IV (ACVPInt4) 1,129,791 shares (cost $8,383,379)	11,422,187
American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1) 245,416 shares (cost $3,200,635)	3,310,668
American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2) 1,230,100 shares (cost $15,372,098)	16,594,051
American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 435,255 shares (cost $4,407,629)	4,369,963
American Century Variable Portfolios, Inc. – Ultra® Fund – Class II (ACVPUltra2) 1,510,080 shares (cost $14,533,424)	15,070,594
American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 17,568,721 shares (cost $126,124,858)	153,550,624
American Century Variable Portfolios, Inc. – Value Fund – Class II (ACVPVal2) 11,920,240 shares (cost $95,462,477)	104,063,696
American Century Variable Portfolios, Inc. – VistaSM Fund – Class I (ACVPVista1) 9,556 shares (cost $143,270)	150,414
American Century Variable Portfolios, Inc. – VistaSM Fund – Class II (ACVPVista2) 186,969 shares (cost $2,891,639)	2,937,290
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Funds Insurance Series®– Growth Fund – Class 1 (AmerGro) 292,020 shares (cost $15,613,593)	$18,838,204
American Funds Insurance Series®– High-Income Bond Fund – Class 1 (AmerHiInc) 112,915 shares (cost $1,399,212)	1,456,603
American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund – Class 1 (AmerUSGvt) 148,491 shares (cost $1,801,807)	1,762,594
Charles Schwab Money Market Portfolio (ChScMM) 17,479,049 shares (cost $17,479,049)	17,479,049
Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 298,430 shares (cost $2,767,817)	4,374,991
Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 3,005,560 shares (cost $26,015,878)	41,296,393
Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr) 5,183,019 shares (cost $57,356,530)	80,855,104
Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS) 2,859,153 shares (cost $44,800,945)	53,151,648
Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 2,898,943 shares (cost $85,683,438)	82,474,935
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 15,178,110 shares (cost $403,345,471)	548,688,673
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS) 3,251,953 shares (cost $98,300,691)	117,590,617
Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp) 1,155,852 shares (cost $37,309,207)	49,181,512
Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS) 590,114 shares (cost $21,192,583)	24,973,630
Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS) 105,314 shares (cost $4,206,383)	4,376,848
Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 1,382,570 shares (cost $25,647,185)	34,273,921
Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS) 112,536 shares (cost $2,169,181)	2,411,655
Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS) 477,259 shares (cost $2,626,738)	3,226,269
Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp) 319,253 shares (cost $3,284,497)	3,358,545
Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 1,396,882 shares (cost $15,955,027)	15,770,800
Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS) 4,602,310 shares (cost $51,969,228)	51,729,967
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI) 35,978,039 shares (cost $832,999,956)	942,624,625
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 6,573,158 shares (cost $156,208,794)	170,047,594
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr) 20,198,373 shares (cost $799,741,752)	724,515,654
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2) 1,446,438 shares (cost $45,193,838)	51,232,823
Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI) 24,194,435 shares (cost $156,863,983)	153,634,665
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv) 6,599,320 shares (cost $91,108,971)	158,185,709
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R (FidVIPOvR) 3,032,968 shares (cost $47,969,107)	72,548,596
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 367,324 shares (cost $5,927,577)	8,723,951
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 2,075,276 shares (cost $37,810,100)	$48,997,270
Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM) 18,272,318 shares (cost $277,995,973)	287,058,112
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon) 22,947,074 shares (cost $542,041,619)	722,144,429
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 10,276,410 shares (cost $287,536,962)	319,699,121
Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 1,418,577 shares (cost $17,856,624)	17,987,552
Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class 2 (FidVIPIGBdS2) 14,901,216 shares (cost $185,151,261)	187,159,273
Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 1,666,814 shares (cost $21,724,932)	30,269,340
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 296,640 shares (cost $9,715,718)	10,260,788
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 5,395,077 shares (cost $164,866,723)	184,781,377
Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 1,082,734 shares (cost $13,864,856)	14,530,289
Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 1,857,125 shares (cost $23,660,829)	25,034,047
Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 2,360,147 shares (cost $49,535,462)	44,795,587
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 147,800 shares (cost $1,657,364)	1,711,525
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 2,715,015 shares (cost $29,868,348)	31,385,572
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 120,663 shares (cost $1,425,218)	1,458,814
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 3,195,486 shares (cost $35,833,322)	38,601,471
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 72,476 shares (cost $879,808)	901,598
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 1,090,727 shares (cost $12,557,909)	13,546,835
Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2 (FrVIPIncSec2) 3,038,708 shares (cost $49,943,260)	52,751,979
Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 6,933,705 shares (cost $117,388,408)	142,487,634
Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 3,626,903 shares (cost $59,027,428)	68,149,511
Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 1,975,565 shares (cost $23,180,727)	27,223,290
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 589,452 shares (cost $7,547,619)	$11,034,540
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 6,931,752 shares (cost $110,660,870)	129,485,134
Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 1,338,032 shares (cost $19,830,359)	20,726,121
Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2) 7,293,818 shares (cost $131,830,964)	135,519,145
Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2) 1,557,558 shares (cost $17,838,881)	18,254,574
Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2) 992,503 shares (cost $21,522,992)	23,174,948
Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2) 739,981 shares (cost $45,784,488)	47,965,577
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2) 160,372 shares (cost $2,260,441)	2,966,884
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 1,673,408 shares (cost $26,119,419)	31,008,258
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6) 7,062,318 shares (cost $119,309,822)	130,582,253
Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 70,364 shares (cost $638,345)	1,232,781
Gartmore GVIT – Emerging Markets Fund – Class II (GVITEmMrkts2) 338,401 shares (cost $3,752,737)	5,894,940
Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 3,437,831 shares (cost $45,003,947)	60,196,414
Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6) 3,336,691 shares (cost $47,205,020)	58,392,093
Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 2,439,918 shares (cost $19,839,131)	19,470,546
Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 3,850,153 shares (cost $30,313,718)	30,685,719
Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8) 345,889 shares (cost $3,453,608)	3,735,600
Gartmore GVIT – Global Financial Services Fund – Class II (GVITGlFin2) 140,993 shares (cost $1,726,492)	1,862,518
Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3) 323,882 shares (cost $4,375,199)	4,294,681
Gartmore GVIT – Global Health Sciences Fund – Class II (GVITGlHlth2) 218,254 shares (cost $2,282,833)	2,296,034
Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 653,652 shares (cost $6,945,657)	6,954,860
Gartmore GVIT – Global Health Sciences Fund – Class VI (GVITGlHlth6) 1,150,026 shares (cost $12,359,703)	12,178,772
Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 102,129 shares (cost $348,690)	437,113
Gartmore GVIT – Global Technology and Communications Fund – Class II (GVITGlTech2) 339,270 shares (cost $1,341,383)	1,441,898
Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 1,417,211 shares (cost $5,468,851)	6,108,181
Gartmore GVIT – Global Technology and Communications Fund – Class VI (GVITGlTech6) 1,644,154 shares (cost $6,581,421)	7,020,536
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Global Utilities Fund – Class II (GVITGlUtl2) 81,785 shares (cost $807,275)	$1,053,397
Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3) 1,054,620 shares (cost $12,281,129)	13,572,963
Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 32,099,525 shares (cost $382,293,759)	364,329,612
Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 5,062,616 shares (cost $46,706,809)	61,510,781
Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 11,024 shares (cost $66,963)	133,057
Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3) 2,280,109 shares (cost $21,455,539)	27,543,711
Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 42,536,219 shares (cost $481,437,349)	574,664,320
Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 12,985,173 shares (cost $134,527,152)	135,954,757
Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 142,432,117 shares (cost $1,603,965,730)	1,749,066,396
Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 107,765,237 shares (cost $1,247,112,948)	1,411,724,609
Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 30,560,419 shares (cost $328,936,720)	346,860,758
Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal) 311,482 shares (cost $3,161,951)	3,426,307
Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 536,103 shares (cost $14,181,998)	15,997,321
Gartmore GVIT – Mid Cap Growth Fund – Class II (GVITMdCpGr2) 4,210,533 shares (cost $117,276,696)	124,926,521
Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap) 7,129,407 shares (cost $113,420,884)	132,535,682
Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 454,484,334 shares (cost $454,484,334)	454,484,334
Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund) 24,841,931 shares (cost $275,356,158)	330,894,525
Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2) 13,961,884 shares (cost $171,283,843)	185,413,818
Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3) 458,384 shares (cost $6,313,318)	6,311,945
Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 725,588 shares (cost $11,014,744)	11,906,907
Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2) 885,182 shares (cost $13,454,178)	14,348,798
Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 8,490,709 shares (cost $95,460,368)	105,709,329
Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2) 3,493,303 shares (cost $42,687,572)	43,107,365
Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 7,577,128 shares (cost $148,179,997)	189,352,417
Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2) 3,833,982 shares (cost $89,234,174)	94,545,992
Gartmore GVIT – U.S. Growth Leaders Fund – Class II (GVITUSGro2) 1,885,477 shares (cost $20,547,672)	19,778,658
Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3) 635,338 shares (cost $7,004,361)	6,740,933
Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class II (GVITVKVal2) 16,262,354 shares (cost $191,863,816)	203,279,424
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec) 5,753,617 shares (cost $56,624,851)	$56,442,986
Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3) 409,189 shares (cost $5,554,759)	6,502,012
Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 461,306 shares (cost $11,502,864)	13,299,463
Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 1,204,710 shares (cost $26,441,184)	36,032,879
Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2) 1,134,646 shares (cost $4,166,149)	4,935,711
Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 913,632 shares (cost $3,302,520)	3,901,210
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 306,187 shares (cost $3,979,147)	3,888,578
Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 2,592,725 shares (cost $104,377,120)	131,710,410
Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro) 320,122 shares (cost $7,971,266)	16,201,353
JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 595,337 shares (cost $16,069,134)	18,788,844
MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS) 2,285,254 shares (cost $20,382,281)	23,835,202
MFS Variable Insurance Trust – Value Series – Service Class (MFSValS) 4,376,640 shares (cost $56,476,736)	63,111,145
MTB Large Cap Growth Fund II (MTBLgCapGr2) 96,621 shares (cost $950,353)	1,057,998
MTB Large Cap Value Fund II (MTBLgCapV2) 121,408 shares (cost $1,310,868)	1,450,828
MTB Managed Allocation Fund – Aggressive Growth II (MTBAggGr2) 28,004 shares (cost $310,510)	329,322
MTB Managed Allocation Fund – Conservative Growth II (MTBConGr2) 8,474 shares (cost $87,050)	88,044
MTB Managed Allocation Fund – Moderate Growth II (MTBModGr2) 804,874 shares (cost $8,528,056)	8,579,961
Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 428,021 shares (cost $5,728,812)	6,219,139
Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro) 8,996,236 shares (cost $87,149,997)	141,510,799
Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 934,860 shares (cost $13,152,376)	18,426,097
Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 10,770,476 shares (cost $137,594,744)	153,910,099
Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 17,661,963 shares (cost $230,254,623)	225,366,653
Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – S Class Shares (NBAMTMCGrS) 391,860 shares (cost $6,898,154)	9,020,609
Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart) 9,702,165 shares (cost $146,471,313)	205,297,811
Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 1,045,263 shares (cost $17,968,740)	18,135,315
Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes) 13,887,327 shares (cost $212,290,112)	232,057,238
Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 3,278,396 shares (cost $85,172,854)	121,267,861
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 2,589,026 shares (cost $78,802,739)	$94,473,550
Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares (OppBal) 7,792,842 shares (cost $121,903,559)	137,855,370
Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 2,404,984 shares (cost $79,844,255)	99,638,493
Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 1,559,566 shares (cost $55,637,863)	64,082,573
Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares (OppBdFd) 10,395,999 shares (cost $112,626,704)	116,019,351
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 8,001,082 shares (cost $151,961,037)	294,359,797
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 606,338 shares (cost $15,955,126)	22,125,284
Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 108,182 shares (cost $885,457)	924,958
Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class (OppHighIncS) 5,230,918 shares (cost $42,921,848)	44,462,801
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares (OppMSt) 1,173,796 shares (cost $21,909,520)	29,086,673
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class (OppMStS) 9,601,820 shares (cost $211,560,232)	236,012,737
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares (OppMStSCap) 118,955 shares (cost $2,140,782)	2,277,980
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class (OppMStSCapS) 3,733,146 shares (cost $63,985,598)	70,855,113
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 382,817 shares (cost $16,972,294)	19,466,240
Pioneer Small Cap Value VCT Portfolio – Class I (PioSmCapV) 74,874 shares (cost $1,272,881)	1,341,736
Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 297,996 shares (cost $7,279,266)	8,749,164
Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq) 85,337 shares (cost $1,119,252)	1,761,355
Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII) 92,004 shares (cost $2,423,218)	2,766,559
T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 2,152,666 shares (cost $20,644,758)	22,409,249
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 2,187,129 shares (cost $50,697,066)	54,240,811
T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 1,879,265 shares (cost $9,171,963)	9,208,398
Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1 (VEWrldBdR1) 660,140 shares (cost $7,856,506)	7,763,248
Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd) 1,866,325 shares (cost $22,962,913)	21,985,311
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,002,647 shares (cost $19,047,920)	$25,026,071
Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,697,390 shares (cost $22,349,807)	42,400,803
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,031,208 shares (cost $28,139,304)	33,730,812
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 1,489,452 shares (cost $22,343,368)	48,719,967
Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I (VKCorPlus) 124,250 shares (cost $1,396,420)	1,416,448
Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 9,995,540 shares (cost $112,784,785)	113,149,509
Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 1,055,326 shares (cost $8,995,454)	9,413,509
Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class II (VKEmMkt2) 269,602 shares (cost $2,336,084)	2,396,762
Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 7,436,576 shares (cost $121,039,566)	218,337,869
Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class II (VKUSRealEst2) 4,011,317 shares (cost $85,272,729)	116,729,325
Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk) 74,087 shares (cost $818,164)	969,793
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM (WFDisc) 4,181,097 shares (cost $46,046,042)	68,737,235
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Large Company Growth Fund (WFLrgCoGro) 14,309 shares (cost $124,345)	137,225
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Money Market Fund (WFMnMrkt) 16,725 shares (cost $16,725)	16,725
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFOpp) 13,957,699 shares (cost $263,928,100)	335,263,923
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Total Return Bond Fund (WFTotRetBd) 2,243 shares (cost $21,976)	21,983

Total investments	17,881,047,066
Accounts receivable	–

Total assets	17,881,047,066

Accounts payable	329,630

Contract owners’ equity (note 4)	$17,880,717,436

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlGrIncB	AlSmMdCpB
Reinvested dividends	$288,390,942	63,538	–	–	2,716	–	257,900	19,917
Mortality and expense risk charges (note 2)	(234,226,115)	(810,023)	(215,687)	(311,518)	(3,211)	(5,470)	(346,391)	(136,110)

Net investment income (loss)	54,164,827	(746,485)	(215,687)	(311,518)	(495)	(5,470)	(88,491)	(116,193)

Proceeds from mutual fund shares sold	2,556,465,713	8,511,032	2,305,688	4,005,203	259,989	277,657	3,869,668	1,967,032
Cost of mutual fund shares sold	(2,309,692,003)	(7,111,899)	(2,095,745)	(2,987,762)	(239,136)	(280,780)	(3,130,325)	(1,570,404)

Realized gain (loss) on investments	246,773,710	1,399,133	209,943	1,017,441	20,853	(3,123)	739,343	396,628
Change in unrealized gain (loss) on investments	953,363,338	2,478,940	556,447	1,347,726	(26,228)	(39,360)	1,302,616	113,486

Net gain (loss) on investments	1,200,137,048	3,878,073	766,390	2,365,167	(5,375)	(42,483)	2,041,959	510,114

Reinvested capital gains	491,388,560	2,207,948	–	363,534	11,605	75,353	1,157,952	588,034

Net increase (decrease) in contract owners’ equity resulting from operations	$1,745,690,435	5,339,536	550,703	2,417,183	5,735	27,400	3,111,420	981,955

Investment activity:	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
Reinvested dividends	$1,754,401	–	769,094	230,137	2,624,499	1,109,419	46,472	498,679
Mortality and expense risk charges (note 2)	(1,157,353)	(1,710,155)	(536,351)	(216,490)	(1,200,701)	(881,763)	(46,021)	(407,806)

Net investment income (loss)	597,048	(1,710,155)	232,743	13,647	1,423,798	227,656	451	90,873

Proceeds from mutual fund shares sold	21,306,577	27,528,813	10,500,549	3,249,263	16,650,950	16,119,055	398,939	4,987,450
Cost of mutual fund shares sold	(21,282,795)	(24,581,716)	(7,333,967)	(2,657,572)	(17,224,149)	(10,982,852)	(293,423)	(2,660,193)

Realized gain (loss) on investments	23,782	2,947,097	3,166,582	591,691	(573,199)	5,136,203	105,516	2,327,257
Change in unrealized gain (loss) on investments	111,956	17,019,309	2,361,536	1,397,687	(841,927)	8,412,645	549,318	4,009,260

Net gain (loss) on investments	135,738	19,966,406	5,528,118	1,989,378	(1,415,126)	13,548,848	654,834	6,336,517

Reinvested capital gains	5,880,493	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,613,279	18,256,251	5,760,861	2,003,025	8,672	13,776,504	655,285	6,427,390

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	ACVPInt4	ACVPMdCpV1	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
Reinvested dividends	$152,434	19,800	74,027	–	–	2,071,190	933,013	–
Mortality and expense risk charges (note 2)	(157,489)	(11,255)	(146,098)	(73,258)	(257,769)	(1,954,371)	(1,293,000)	(688)

Net investment income (loss)	(5,055)	8,545	(72,071)	(73,258)	(257,769)	116,819	(359,987)	(688)

Proceeds from mutual fund shares sold	2,271,723	651,127	1,496,452	4,237,099	2,306,950	30,575,350	7,594,388	37,069
Cost of mutual fund shares sold	(1,637,347)	(648,184)	(1,378,985)	(3,997,245)	(2,237,396)	(26,863,030)	(7,153,468)	(40,549)

Realized gain (loss) on investments	634,376	2,943	117,467	239,854	69,554	3,712,320	440,920	(3,480)
Change in unrealized gain (loss) on investments	1,506,142	110,033	1,200,817	(474,553)	(616,341)	6,275,683	6,575,521	7,144

Net gain (loss) on investments	2,140,518	112,976	1,318,284	(234,699)	(546,787)	9,988,003	7,016,441	3,664

Reinvested capital gains	–	82,755	474,403	–	–	13,065,386	6,618,448	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,135,463	204,276	1,720,616	(307,957)	(804,556)	23,170,208	13,274,902	2,976

Investment activity:	ACVPVista2	AmerGro	AmerHiInc	AmerUSGvt	ChScMM	CSTGlSmCp	CSTIntFoc	CSTSmCapGr
Reinvested dividends	$–	185,364	79,104	77,240	597,574	–	421,034	–
Mortality and expense risk charges (note 2)	(43,427)	(260,120)	(20,296)	(26,507)	(132,841)	(63,791)	(575,648)	(1,219,347)

Net investment income (loss)	(43,427)	(74,756)	58,808	50,733	464,733	(63,791)	(154,614)	(1,219,347)

Proceeds from mutual fund shares sold	1,238,886	4,973,066	1,611,855	747,828	14,061,032	1,385,183	9,815,852	23,179,616
Cost of mutual fund shares sold	(1,183,896)	(5,183,395)	(1,594,312)	(773,164)	(14,061,032)	(967,804)	(6,606,303)	(20,546,613)

Realized gain (loss) on investments	54,990	(210,329)	17,543	(25,336)	–	417,379	3,209,549	2,633,003
Change in unrealized gain (loss) on investments	4,637	1,806,605	65,471	17,159	–	161,847	3,651,076	1,806,461

Net gain (loss) on investments	59,627	1,596,276	83,014	(8,177)	–	579,226	6,860,625	4,439,464

Reinvested capital gains	6,260	115,257	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$22,460	1,636,777	141,822	42,556	464,733	515,435	6,706,011	3,220,117

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	DrySmCapIxS	DrySRGro	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc
Reinvested dividends	$225,022	96,942	9,091,947	1,484,869	808,137	332,686	8,247	266,062
Mortality and expense risk charges (note 2)	(774,216)	(1,155,371)	(7,485,117)	(1,558,996)	(672,044)	(374,547)	(71,769)	(455,358)

Net investment income (loss)	(549,194)	(1,058,429)	1,606,830	(74,127)	136,093	(41,861)	(63,522)	(189,296)

Proceeds from mutual fund shares sold	18,783,175	20,121,073	123,044,118	9,062,856	14,702,578	7,521,576	1,404,019	7,752,421
Cost of mutual fund shares sold	(14,955,929)	(28,800,917)	(102,951,183)	(7,611,515)	(11,765,668)	(6,652,550)	(1,310,786)	(7,307,573)

Realized gain (loss) on investments	3,827,246	(8,679,844)	20,092,935	1,451,341	2,936,910	869,026	93,233	444,848
Change in unrealized gain (loss) on investments	1,685,485	15,984,293	50,562,262	11,911,645	3,854,109	2,442,930	(374,221)	3,860,938

Net gain (loss) on investments	5,512,731	7,304,449	70,655,197	13,362,986	6,791,019	3,311,956	(280,988)	4,305,786

Reinvested capital gains	1,276,198	–	–	–	–	–	426,364	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,239,735	6,246,020	72,262,027	13,288,859	6,927,112	3,270,095	81,854	4,116,490

Investment activity:	FedAmLeadS	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr
Reinvested dividends	$30,247	16,812	–	798,746	1,900,849	30,850,858	4,319,947	3,220,814
Mortality and expense risk charges (note 2)	(37,401)	(48,408)	(21,749)	(247,044)	(794,844)	(12,446,652)	(2,246,981)	(10,374,449)

Net investment income (loss)	(7,154)	(31,596)	(21,749)	551,702	1,106,005	18,404,206	2,072,966	(7,153,635)

Proceeds from mutual fund shares sold	772,881	464,647	312,703	7,716,952	10,944,455	180,970,242	7,606,327	179,522,315
Cost of mutual fund shares sold	(711,139)	(389,271)	(306,792)	(8,218,034)	(11,651,474)	(171,918,232)	(6,075,141)	(261,407,099)

Realized gain (loss) on investments	61,742	75,376	5,911	(501,082)	(707,019)	9,052,010	1,531,186	(81,884,784)
Change in unrealized gain (loss) on investments	(34,090)	364,848	74,048	400,959	825,348	20,075,536	2,639,359	129,552,902

Net gain (loss) on investments	27,652	440,224	79,959	(100,123)	118,329	29,127,546	4,170,545	47,668,118

Reinvested capital gains	296,530	–	–	–	–	110,981,405	18,091,877	–

Net increase (decrease) in contract owners’ equity resulting from operations	$317,028	408,628	58,210	451,579	1,224,334	158,513,157	24,335,388	40,514,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPGrS2	FidVIPHI	FidVIPOv	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon
Reinvested dividends	$80,994	11,578,170	1,457,953	601,943	61,128	285,363	8,683,890	9,388,226
Mortality and expense risk charges (note 2)	(808,121)	(2,112,443)	(2,106,057)	(911,444)	(121,667)	(654,937)	(4,059,549)	(9,869,627)

Net investment income (loss)	(727,127)	9,465,727	(648,104)	(309,501)	(60,539)	(369,574)	4,624,341	(481,401)

Proceeds from mutual fund shares sold	8,628,170	60,355,383	32,690,400	9,261,232	1,139,417	6,831,010	63,794,223	113,230,994
Cost of mutual fund shares sold	(7,994,829)	(60,798,453)	(19,618,370)	(4,620,785)	(857,719)	(4,816,103)	(71,400,393)	(91,967,224)

Realized gain (loss) on investments	633,341	(443,070)	13,072,030	4,640,447	281,698	2,014,907	(7,606,170)	21,263,770
Change in unrealized gain (loss) on investments	2,502,135	5,569,841	10,741,269	5,518,302	989,822	4,519,821	20,092,233	(7,707,936)

Net gain (loss) on investments	3,135,476	5,126,771	23,813,299	10,158,749	1,271,520	6,534,728	12,486,063	13,555,834

Reinvested capital gains	–	–	1,013,550	414,035	52,977	237,802	–	58,269,912

Net increase (decrease) in contract owners’ equity resulting from operations	$2,408,349	14,592,498	24,178,745	10,263,283	1,263,958	6,402,956	17,110,404	71,344,345

Investment activity:	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2	FidVIPGrOp	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$2,851,295	641,913	2,670,607	248,128	–	283,855	85,833	83,632
Mortality and expense risk charges (note 2)	(4,500,920)	(225,606)	(1,946,575)	(431,249)	(44,302)	(2,850,020)	(201,602)	(389,453)

Net investment income (loss)	(1,649,625)	416,307	724,032	(183,121)	(44,302)	(2,566,165)	(115,769)	(305,821)

Proceeds from mutual fund shares sold	28,132,030	3,809,281	388,497	10,393,992	466,254	32,736,665	7,952,565	3,236,136
Cost of mutual fund shares sold	(19,690,373)	(3,951,307)	(414,906)	(8,265,743)	(482,876)	(24,192,935)	(8,216,023)	(3,396,988)

Realized gain (loss) on investments	8,441,657	(142,026)	(26,409)	2,128,249	(16,622)	8,543,730	(263,458)	(160,852)
Change in unrealized gain (loss) on investments	(5,489,005)	190,063	2,980,561	(922,416)	545,070	(8,102,421)	(371,115)	(395,437)

Net gain (loss) on investments	2,952,652	48,037	2,954,152	1,205,833	528,448	441,309	(634,573)	(556,289)

Reinvested capital gains	25,398,970	39,141	167,611	–	–	18,926,578	2,868,943	4,001,218

Net increase (decrease) in contract owners’ equity resulting from operations	$26,701,997	503,485	3,845,795	1,022,712	484,146	16,801,722	2,118,601	3,139,108

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq
Reinvested dividends	$265,662	28,044	480,402	20,896	514,526	9,458	176,825	382
Mortality and expense risk charges (note 2)	(539,152)	(9,123)	(426,437)	(4,754)	(526,806)	(2,320)	(190,970)	(1,788)

Net investment income (loss)	(273,490)	18,921	53,965	16,142	(12,280)	7,138	(14,145)	(1,406)

Proceeds from mutual fund shares sold	11,723,144	66,699	1,761,893	802	1,416,001	11,495	2,521,000	608,159
Cost of mutual fund shares sold	(10,330,320)	(65,641)	(1,655,914)	(818)	(1,253,252)	(10,566)	(2,255,591)	(657,433)

Realized gain (loss) on investments	1,392,824	1,058	105,979	(16)	162,749	929	265,409	(49,274)
Change in unrealized gain (loss) on investments	(5,147,619)	54,161	1,364,634	33,597	2,332,455	21,790	718,333	8,918

Net gain (loss) on investments	(3,754,795)	55,219	1,470,613	33,581	2,495,204	22,719	983,742	(40,356)

Reinvested capital gains	5,748,744	7,228	132,708	12,913	343,017	6,719	138,477	44,085

Net increase (decrease) in contract owners’ equity resulting from operations	$1,720,459	81,368	1,657,286	62,636	2,825,941	36,576	1,108,074	2,323

Investment activity:	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
Reinvested dividends	$–	122,446	1,454,108	327,249	210,433	131,257	901,940	323,944
Mortality and expense risk charges (note 2)	(136)	(229,492)	(2,210,972)	(860,810)	(282,483)	(161,418)	(1,244,462)	(189,053)

Net investment income (loss)	(136)	(107,046)	(756,864)	(533,561)	(72,050)	(30,161)	(342,522)	134,891

Proceeds from mutual fund shares sold	59,979	1,283,753	11,583,274	11,509,200	3,522,225	2,064,943	1,500,993	4,599,798
Cost of mutual fund shares sold	(62,786)	(1,195,574)	(9,287,234)	(8,212,297)	(2,776,676)	(1,560,498)	(1,115,442)	(4,287,613)

Realized gain (loss) on investments	(2,807)	88,179	2,296,040	3,296,903	745,549	504,445	385,551	312,185
Change in unrealized gain (loss) on investments	(1,311)	2,808,718	16,597,747	3,272,356	3,369,698	1,435,417	14,668,916	886,867

Net gain (loss) on investments	(4,118)	2,896,897	18,893,787	6,569,259	4,115,247	1,939,862	15,054,467	1,199,052

Reinvested capital gains	8,971	16,379	688,343	1,831,202	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,717	2,806,230	18,825,266	7,866,900	4,043,197	1,909,701	14,711,945	1,333,943

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts
Reinvested dividends	$2,229,974	40,267	11,766	278,450	51,872	560,768	1,412,660	8,186
Mortality and expense risk charges (note 2)	(538,631)	(72,730)	(94,701)	(224,283)	(42,285)	(363,178)	(1,261,028)	(15,563)

Net investment income (loss)	1,691,343	(32,463)	(82,935)	54,167	9,587	197,590	151,632	(7,377)

Proceeds from mutual fund shares sold	33,319	545,522	28,899	172,731	451,970	4,629,223	3,530,832	358,420
Cost of mutual fund shares sold	(35,013)	(544,931)	(30,051)	(185,404)	(364,339)	(3,651,685)	(3,021,106)	(205,726)

Realized gain (loss) on investments	(1,694)	591	(1,152)	(12,673)	87,631	977,538	509,726	152,694
Change in unrealized gain (loss) on investments	3,688,181	415,693	1,651,955	2,181,090	248,426	2,219,669	8,847,378	178,349

Net gain (loss) on investments	3,686,487	416,284	1,650,803	2,168,417	336,057	3,197,207	9,357,104	331,043

Reinvested capital gains	–	–	–	–	183,065	1,743,452	4,643,844	12,193

Net increase (decrease) in contract owners’ equity resulting from operations	$5,377,830	383,821	1,567,868	2,222,584	528,709	5,138,249	14,152,580	335,859

Investment activity:	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3	GVITIntIdx8	GVITGlFin2	GVITGlFin3
Reinvested dividends	$30,578	413,747	264,090	1,498,495	1,767,090	26,803	28,911	90,825
Mortality and expense risk charges (note 2)	(86,765)	(755,195)	(658,535)	(314,857)	(338,377)	(15,464)	(26,035)	(59,612)

Net investment income (loss)	(56,187)	(341,448)	(394,445)	1,183,638	1,428,713	11,339	2,876	31,213

Proceeds from mutual fund shares sold	1,718,901	18,501,952	12,932,247	6,478,472	4,131,399	137,857	143,766	3,971,535
Cost of mutual fund shares sold	(1,276,655)	(13,794,303)	(9,827,268)	(6,647,316)	(4,163,544)	(140,479)	(131,439)	(3,625,016)

Realized gain (loss) on investments	442,246	4,707,649	3,104,979	(168,844)	(32,145)	(2,622)	12,327	346,519
Change in unrealized gain (loss) on investments	1,193,912	9,966,222	8,069,967	746,831	696,626	281,992	68,123	(133,123)

Net gain (loss) on investments	1,636,158	14,673,871	11,174,946	577,987	664,481	279,370	80,450	213,396

Reinvested capital gains	65,952	682,812	478,848	–	–	–	213,065	490,190

Net increase (decrease) in contract owners’ equity resulting from operations	$1,645,923	15,015,235	11,259,349	1,761,625	2,093,194	290,709	296,391	734,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2
Reinvested dividends	$–	–	–	–	–	–	–	21,607
Mortality and expense risk charges (note 2)	(35,788)	(107,695)	(170,948)	(6,258)	(21,535)	(59,990)	(71,534)	(14,492)

Net investment income (loss)	(35,788)	(107,695)	(170,948)	(6,258)	(21,535)	(59,990)	(71,534)	7,115

Proceeds from mutual fund shares sold	325,739	3,599,923	3,213,819	228,383	279,498	2,005,234	2,775,180	155,358
Cost of mutual fund shares sold	(322,787)	(3,573,978)	(3,143,614)	(198,920)	(291,133)	(1,839,642)	(2,415,480)	(117,385)

Realized gain (loss) on investments	2,952	25,945	70,205	29,463	(11,635)	165,592	359,700	37,973
Change in unrealized gain (loss) on investments	52,114	168,338	160,341	22,766	151,730	365,081	194,784	186,942

Net gain (loss) on investments	55,066	194,283	230,546	52,229	140,095	530,673	554,484	224,915

Reinvested capital gains	–	–	–	–	–	–	–	59,551

Net increase (decrease) in contract owners’ equity resulting from operations	$19,278	86,588	59,598	45,971	118,560	470,683	482,950	291,581

Investment activity:	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2	GVITIDMod2
Reinvested dividends	$242,842	13,168,813	31,764	1,402	255,848	10,542,544	3,906,042	34,520,108
Mortality and expense risk charges (note 2)	(108,718)	(4,469,687)	(862,462)	(1,645)	(300,052)	(10,160,711)	(2,045,422)	(23,594,312)

Net investment income (loss)	134,124	8,699,126	(830,698)	(243)	(44,204)	381,833	1,860,620	10,925,796

Proceeds from mutual fund shares sold	2,511,041	13,371,041	15,011,588	51,992	5,198,218	17,209,685	14,374,346	1,379,708
Cost of mutual fund shares sold	(2,458,140)	(14,044,983)	(14,070,298)	(29,853)	(3,341,424)	(13,364,444)	(14,305,112)	(1,061,815)

Realized gain (loss) on investments	52,901	(673,942)	941,290	22,139	1,856,794	3,845,241	69,234	317,893
Change in unrealized gain (loss) on investments	1,883,876	(3,973,773)	2,781,955	15,066	3,966,647	58,943,272	2,473,142	101,238,121

Net gain (loss) on investments	1,936,777	(4,647,715)	3,723,245	37,205	5,823,441	62,788,513	2,542,376	101,556,014

Reinvested capital gains	715,316	2,306,840	–	274	54,145	7,436,693	1,213,194	11,652,856

Net increase (decrease) in contract owners’ equity resulting from operations	$2,786,217	6,358,251	2,892,547	37,236	5,833,382	70,607,039	5,616,190	124,134,666

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMdCpGr2	GVITMidCap	GVITMyMkt	GVITNWFund
Reinvested dividends	$25,697,833	8,520,962	72,852	–	–	1,558,998	20,826,879	3,607,180
Mortality and expense risk charges (note 2)	(19,394,608)	(4,918,931)	(40,844)	(224,180)	(1,140,485)	(1,961,806)	(6,746,403)	(4,507,450)

Net investment income (loss)	6,303,225	3,602,031	32,008	(224,180)	(1,140,485)	(402,808)	14,080,476	(900,270)

Proceeds from mutual fund shares sold	–	10,510,625	950,581	7,451,168	4,681,671	31,459,748	262,482,171	72,016,994
Cost of mutual fund shares sold	–	(9,430,937)	(895,570)	(5,607,880)	(3,623,505)	(22,926,415)	(262,482,171)	(68,239,792)

Realized gain (loss) on investments	–	1,079,688	55,011	1,843,288	1,058,166	8,533,333	–	3,777,202
Change in unrealized gain (loss) on investments	112,420,043	11,181,551	232,402	(520,547)	4,818,675	990,681	–	35,463,167

Net gain (loss) on investments	112,420,043	12,261,239	287,413	1,322,741	5,876,841	9,524,014	–	39,240,369

Reinvested capital gains	13,219,199	4,003,100	–	–	–	1,920,558	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$131,942,467	19,866,370	319,421	1,098,561	4,736,356	11,041,764	14,080,476	38,340,099

Investment activity:	GVITNWFund2	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
Reinvested dividends	$995,895	39,574	–	–	483,121	85,727	205,364	50,111
Mortality and expense risk charges (note 2)	(1,557,533)	(64,005)	(181,940)	(218,402)	(1,495,160)	(537,881)	(2,688,873)	(1,230,454)

Net investment income (loss)	(561,638)	(24,431)	(181,940)	(218,402)	(1,012,039)	(452,154)	(2,483,509)	(1,180,343)

Proceeds from mutual fund shares sold	1,819,407	1,047,838	6,467,973	4,593,236	34,144,155	8,257,344	42,659,233	23,541,273
Cost of mutual fund shares sold	(1,458,625)	(1,036,900)	(5,280,948)	(3,589,274)	(22,763,579)	(8,205,607)	(33,446,999)	(22,464,410)

Realized gain (loss) on investments	360,782	10,938	1,187,025	1,003,962	11,380,576	51,737	9,212,234	1,076,863
Change in unrealized gain (loss) on investments	12,774,959	253,006	(854,143)	(702,491)	(2,306,247)	2,138,486	9,058,885	6,709,173

Net gain (loss) on investments	13,135,741	263,944	332,882	301,471	9,074,329	2,190,223	18,271,119	7,786,036

Reinvested capital gains	–	464,598	–	–	8,136,289	3,221,609	3,872,440	1,403,336

Net increase (decrease) in contract owners’ equity resulting from operations	$12,574,103	704,111	150,942	83,069	16,198,579	4,959,678	19,660,050	8,009,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITUSGro2	GVITUSGro3	GVITVKVal2	GVITMltSec	GVITWLead3	JanBal	JanForty	JanGlTechS2
Reinvested dividends	$32,739	20,477	1,993,862	2,294,451	38,710	252,088	49,315	–
Mortality and expense risk charges (note 2)	(341,596)	(115,866)	(2,086,194)	(807,384)	(55,935)	(192,921)	(481,794)	(66,294)

Net investment income (loss)	(308,857)	(95,389)	(92,332)	1,487,067	(17,225)	59,167	(432,479)	(66,294)

Proceeds from mutual fund shares sold	4,812,555	4,182,058	18,791,514	9,798,965	1,375,975	2,447,542	10,343,108	1,545,579
Cost of mutual fund shares sold	(5,044,343)	(4,370,780)	(16,455,229)	(9,570,775)	(1,166,146)	(2,075,402)	(6,434,972)	(1,265,893)

Realized gain (loss) on investments	(231,788)	(188,722)	2,336,285	228,190	209,829	372,140	3,908,136	279,686
Change in unrealized gain (loss) on investments	(445,004)	(61,412)	8,530,868	26,694	748,485	653,537	(839,430)	84,356

Net gain (loss) on investments	(676,792)	(250,134)	10,867,153	254,884	958,314	1,025,677	3,068,706	364,042

Reinvested capital gains	373,442	145,945	6,927,464	128,444	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(612,207)	(199,578)	17,702,285	1,870,395	941,089	1,084,844	2,636,227	297,748

Investment activity:	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS	MFSValS	MTBLgCapGr2
Reinvested dividends	$–	5,045	1,539,299	274,904	140,692	–	315,704	5,334
Mortality and expense risk charges (note 2)	(59,567)	(68,568)	(903,163)	(205,474)	(306,370)	(397,889)	(631,842)	(13,668)

Net investment income (loss)	(59,567)	(63,523)	636,136	69,430	(165,678)	(397,889)	(316,138)	(8,334)

Proceeds from mutual fund shares sold	1,514,680	5,000,448	5,582,637	3,579,804	14,611,944	4,925,096	6,930,665	77,869
Cost of mutual fund shares sold	(1,440,070)	(5,222,326)	(2,649,748)	(2,085,550)	(12,992,540)	(4,101,622)	(5,777,337)	(75,827)

Realized gain (loss) on investments	74,610	(221,878)	2,932,889	1,494,254	1,619,404	823,474	1,153,328	2,042
Change in unrealized gain (loss) on investments	246,774	74,125	21,141,732	3,977,242	1,219,446	874,376	5,180,019	80,899

Net gain (loss) on investments	321,384	(147,753)	24,074,621	5,471,496	2,838,850	1,697,850	6,333,347	82,941

Reinvested capital gains	–	307,433	–	–	568,468	–	1,062,420	10,927

Net increase (decrease) in contract owners’ equity resulting from operations	$261,817	96,157	24,710,757	5,540,926	3,241,640	1,299,961	7,079,629	85,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	MTBLgCapV2	MTBAggGr2	MTBConGr2	MTBModGr2	NBAMTFasc	NBAMTGro	NBAMTGuard	NBAMTInt
Reinvested dividends	$12,551	7,468	2,412	208,286	–	–	120,854	281,334
Mortality and expense risk charges (note 2)	(16,847)	(3,332)	(998)	(114,574)	(92,270)	(1,967,492)	(252,210)	(1,143,822)

Net investment income (loss)	(4,296)	4,136	1,414	93,712	(92,270)	(1,967,492)	(131,356)	(862,488)

Proceeds from mutual fund shares sold	96,667	8,775	15,930	810,255	520,351	39,607,251	5,767,809	43,531
Cost of mutual fund shares sold	(83,772)	(7,943)	(15,898)	(791,537)	(453,318)	(29,477,934)	(3,456,959)	(36,065)

Realized gain (loss) on investments	12,895	832	32	18,718	67,033	10,129,317	2,310,850	7,466
Change in unrealized gain (loss) on investments	76,080	17,228	1,046	161,103	83,801	9,405,193	(85,731)	14,735,128

Net gain (loss) on investments	88,975	18,060	1,078	179,821	150,834	19,534,510	2,225,119	14,742,594

Reinvested capital gains	96,192	8,607	1,188	412,969	155,936	–	–	1,031,768

Net increase (decrease) in contract owners’ equity resulting from operations	$180,871	30,803	3,680	686,502	214,500	17,567,018	2,093,763	14,911,874

Investment activity:	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppBal
Reinvested dividends	$6,002,928	–	1,473,068	36,571	124,539	1,087,010	714,667	3,172,547
Mortality and expense risk charges (note 2)	(2,343,818)	(133,144)	(2,856,732)	(137,332)	(1,971,303)	(1,463,105)	(1,232,751)	(1,921,717)

Net investment income (loss)	3,659,110	(133,144)	(1,383,664)	(100,761)	(1,846,764)	(376,095)	(518,084)	1,250,830

Proceeds from mutual fund shares sold	9,949,188	2,116,024	47,339,091	2,135,351	338,436	6,784,040	15,683,808	32,572,436
Cost of mutual fund shares sold	(10,223,564)	(1,506,512)	(34,569,140)	(2,034,914)	(267,265)	(3,982,555)	(11,680,198)	(31,973,634)

Realized gain (loss) on investments	(274,376)	609,512	12,769,951	100,437	71,171	2,801,485	4,003,610	598,802
Change in unrealized gain (loss) on investments	992,362	489,777	(13,120,113)	38,281	17,863,233	8,444,284	4,355,053	3,992,333

Net gain (loss) on investments	717,986	1,099,289	(350,162)	138,718	17,934,404	11,245,769	8,358,663	4,591,135

Reinvested capital gains	–	–	22,688,477	506,998	884,270	5,690,652	4,426,282	6,974,232

Net increase (decrease) in contract owners’ equity resulting from operations	$4,377,096	966,145	20,954,651	544,955	16,971,910	16,560,326	12,266,861	12,816,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppCapAp	OppCapApS	OppBdFd	OppGlSec	OppGlSecS	OppHighInc	OppHighIncS	OppMSt
Reinvested dividends	$432,933	118,051	6,794,865	3,206,419	194,310	–	3,008,029	328,506
Mortality and expense risk charges (note 2)	(1,455,172)	(987,425)	(1,662,905)	(4,026,978)	(318,451)	(3,991)	(616,938)	(375,776)

Net investment income (loss)	(1,022,239)	(869,374)	5,131,960	(820,559)	(124,141)	(3,991)	2,391,091	(47,270)

Proceeds from mutual fund shares sold	30,702,444	7,739,154	26,672,045	70,655,170	3,453,038	56,763	18,083,584	5,916,897
Cost of mutual fund shares sold	(19,991,119)	(6,847,797)	(27,043,734)	(37,766,597)	(2,709,441)	(54,331)	(18,180,668)	(4,143,343)

Realized gain (loss) on investments	10,711,325	891,357	(371,689)	32,888,573	743,597	2,432	(97,084)	1,773,554
Change in unrealized gain (loss) on investments	(3,008,832)	3,574,841	(297,292)	(4,020,288)	1,316,446	39,501	724,880	1,860,960

Net gain (loss) on investments	7,702,493	4,466,198	(668,981)	28,868,285	2,060,043	41,933	627,796	3,634,514

Reinvested capital gains	–	–	–	16,748,798	1,203,577	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,680,254	3,596,824	4,462,979	44,796,524	3,139,479	37,942	3,018,887	3,587,244

Investment activity:	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap	PioSmCapV2	PioSmCapV	PVTGroInc	PVTIntEq
Reinvested dividends	$697,400	–	6,821	–	9,431	1,739	134,182	9,857
Mortality and expense risk charges (note 2)	(2,225,876)	(8,504)	(711,891)	(305,748)	(5,406)	(8,020)	(139,094)	(24,383)

Net investment income (loss)	(1,528,476)	(8,504)	(705,070)	(305,748)	4,025	(6,281)	(4,912)	(14,526)

Proceeds from mutual fund shares sold	–	102,956	3,093,064	12,144,221	1,791,958	191,955	1,786,095	117,476
Cost of mutual fund shares sold	–	(104,668)	(2,256,713)	(8,979,662)	(1,947,580)	(196,005)	(1,526,721)	(86,409)

Realized gain (loss) on investments	–	(1,712)	836,351	3,164,559	(155,622)	(4,050)	259,374	31,067
Change in unrealized gain (loss) on investments	19,680,869	137,198	3,887,706	(2,431,174)	(151,881)	68,855	675,415	351,798

Net gain (loss) on investments	19,680,869	135,486	4,724,057	733,385	(307,503)	64,805	934,789	382,865

Reinvested capital gains	–	–	861,082	–	333,283	42,374	209,015	–

Net increase (decrease) in contract owners’ equity resulting from operations	$18,152,393	126,982	4,880,069	427,637	29,805	100,898	1,138,892	368,339

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
Reinvested dividends	$3,097	42,616	446,182	226,975	580,883	2,153,713	105,178	257,827
Mortality and expense risk charges (note 2)	(46,102)	(216,821)	(454,566)	(96,817)	(105,368)	(324,490)	(264,375)	(537,961)

Net investment income (loss)	(43,005)	(174,205)	(8,384)	130,158	475,515	1,829,223	(159,197)	(280,134)

Proceeds from mutual fund shares sold	1,226,954	1,816,222	1,069,617	1,209,819	2,440,546	6,523,394	5,534,864	10,530,601
Cost of mutual fund shares sold	(1,131,445)	(1,686,173)	(1,024,639)	(1,216,510)	(2,673,850)	(7,101,357)	(4,011,308)	(5,510,121)

Realized gain (loss) on investments	95,509	130,049	44,978	(6,691)	(233,304)	(577,963)	1,523,556	5,020,480
Change in unrealized gain (loss) on investments	35,601	1,536,062	3,857,050	47,408	138,245	(88,888)	3,126,469	4,165,084

Net gain (loss) on investments	131,110	1,666,111	3,902,028	40,717	(95,059)	(666,851)	4,650,025	9,185,564

Reinvested capital gains	–	–	1,294,029	–	–	–	1,655,963	4,059,314

Net increase (decrease) in contract owners’ equity resulting from operations	$88,105	1,491,906	5,187,673	170,875	380,456	1,162,372	6,146,791	12,964,744

Investment activity:	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2
Reinvested dividends	$22,703	35,251	8,271	2,251,420	911,678	207,593	2,148,423	872,174
Mortality and expense risk charges (note 2)	(468,069)	(672,358)	(5,216)	(1,057,853)	(140,576)	(35,736)	(2,640,766)	(1,388,149)

Net investment income (loss)	(445,366)	(637,107)	3,055	1,193,567	771,102	171,857	(492,343)	(515,975)

Proceeds from mutual fund shares sold	15,000,542	12,467,802	269,229	56,923	4,132,269	423,686	39,401,840	11,300,888
Cost of mutual fund shares sold	(9,502,017)	(5,177,442)	(275,110)	(57,323)	(3,964,049)	(438,706)	(19,848,332)	(6,289,609)

Realized gain (loss) on investments	5,498,525	7,290,360	(5,881)	(400)	168,220	(15,020)	19,553,508	5,011,279
Change in unrealized gain (loss) on investments	(1,083,256)	817,332	20,028	328,513	(267,286)	4,511	29,064,115	17,752,662

Net gain (loss) on investments	4,415,269	8,107,692	14,147	328,113	(99,066)	(10,509)	48,617,623	22,763,941

Reinvested capital gains	1,932,012	2,999,882	1,099	306,481	198,048	45,299	12,898,400	5,982,846

Net increase (decrease) in contract owners’ equity resulting from operations	$5,901,915	10,470,467	18,301	1,828,161	870,084	206,647	61,023,680	28,230,812

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VicDivrStk	WFDisc	WFLrgCoGro	WFMnMrkt	WFOpp	WFTotRetBd
Reinvested dividends	$2,708	–	–	3,728	–	937
Mortality and expense risk charges (note 2)	(12,624)	(933,893)	(2,756)	(1,369)	(4,650,382)	(246)

Net investment income (loss)	(9,916)	(933,893)	(2,756)	2,359	(4,650,382)	691

Proceeds from mutual fund shares sold	134,738	12,676,185	5,099	2,449,443	78,334,103	246
Cost of mutual fund shares sold	(109,596)	(9,080,670)	(4,905)	(2,449,443)	(74,587,273)	(248)

Realized gain (loss) on investments	25,142	3,595,515	194	–	3,746,830	(2)
Change in unrealized gain (loss) on investments	70,173	5,897,547	2,873	–	(1,783,769)	(124)

Net gain (loss) on investments	95,315	9,493,062	3,067	–	1,963,061	(126)

Reinvested capital gains	24,629	–	–	–	37,907,571	–

Net increase (decrease) in contract owners’ equity resulting from operations	$110,028	8,559,169	311	2,359	35,220,250	565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBValue2		AIMCapAp2		AIMCapDev2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$54,164,827	24,170,939	(746,485)	(708,763)	(215,687)	(190,108)	(311,518)	(216,893)
Realized gain (loss) on investments	246,773,710	1,295,389	1,399,133	1,263,081	209,943	403,183	1,017,441	126,185
Change in unrealized gain (loss) on investments	953,363,338	600,232,308	2,478,940	883,898	556,447	299,434	1,347,726	1,204,267
Reinvested capital gains	491,388,560	214,630,863	2,207,948	606,132	–	–	363,534	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,745,690,435	840,329,499	5,339,536	2,044,348	550,703	512,509	2,417,183	1,113,559

Equity transactions:
Purchase payments received from contract owners (note 3)	4,413,387,374	2,681,386,765	6,289,141	11,781,123	2,473,729	3,391,139	3,496,551	4,637,798
Transfers between funds	–	–	(4,893,399)	1,615,067	555,533	(5,405,458)	498,823	200,194
Redemptions (note 3)	(2,209,952,262)	(2,302,379,721)	(3,079,310)	(2,092,611)	(745,118)	(674,391)	(1,288,377)	(811,261)
Annuity benefits	(1,824,897)	(2,123,973)	–	–	(212)	(213)	–	–
Annual contract maintenance charges (note 2)	(4,915,442)	(5,270,684)	(6,764)	(4,890)	(2,005)	(1,517)	(2,569)	(1,462)
Contingent deferred sales charges (note 2)	(11,554,857)	(10,642,202)	(51,190)	(31,732)	(9,627)	(21,245)	(24,805)	(9,007)
Adjustments to maintain reserves	(274,883)	(380,451)	(3,443)	(2,591)	(1,218)	(1,516)	1,419	(1,094)

Net equity transactions	2,184,865,033	360,589,734	(1,744,965)	11,264,366	2,271,082	(2,713,201)	2,681,042	4,015,168

Net change in contract owners’ equity	3,930,555,468	1,200,919,233	3,594,571	13,308,714	2,821,785	(2,200,692)	5,098,225	5,128,727
Contract owners’ equity beginning of period	13,950,161,968	12,749,242,735	49,174,442	35,865,728	11,583,079	13,783,771	15,894,114	10,765,387

Contract owners’ equity end of period	$17,880,717,436	13,950,161,968	52,769,013	49,174,442	14,404,864	11,583,079	20,992,339	15,894,114

CHANGES IN UNITS:
Beginning units	717,359,381	637,054,754	3,126,816	2,372,812	783,186	995,122	938,234	681,736

Units purchased	657,395,428	400,792,606	701,873	1,484,610	381,805	487,308	557,111	434,636
Units redeemed	(442,736,650)	(320,487,979)	(807,225)	(730,606)	(227,999)	(699,244)	(407,304)	(178,138)

Ending units	932,018,159	717,359,381	3,021,464	3,126,816	936,992	783,186	1,088,041	938,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlgerBal		AlgMidCapGr		AlGrIncB		AlSmMdCpB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(495)	1,603	(5,470)	(3,417)	(88,491)	(70,328)	(116,193)	(84,614)
Realized gain (loss) on investments	20,853	63	(3,123)	19,099	739,343	578,515	396,628	376,727
Change in unrealized gain (loss) on investments	(26,228)	29,888	(39,360)	(12,097)	1,302,616	112,602	113,486	(256,267)
Reinvested capital gains	11,605	–	75,353	10,437	1,157,952	–	588,034	363,533

Net increase (decrease) in contract owners’ equity resulting from operations	5,735	31,554	27,400	14,022	3,111,420	620,789	981,955	399,379

Equity transactions:
Purchase payments received from contract owners (note 3)	24,272	–	37,967	37,546	195,594	348,728	151,561	245,768
Transfers between funds	(233,241)	277,995	161,711	155,998	(1,087,624)	(1,544,445)	(368,477)	(366,646)
Redemptions (note 3)	(368)	(383)	(32,028)	(9,590)	(1,346,415)	(1,253,808)	(423,626)	(362,777)
Annuity benefits	–	–	–	–	–	–	(1,354)	–
Annual contract maintenance charges (note 2)	–	–	–	–	(1,916)	(2,187)	(527)	(582)
Contingent deferred sales charges (note 2)	–	–	–	–	(24,716)	(30,546)	(7,613)	(9,316)
Adjustments to maintain reserves	(24)	3	(2)	(11)	(1,171)	(1,085)	(224)	(701)

Net equity transactions	(209,361)	277,615	167,648	183,943	(2,266,248)	(2,483,343)	(650,260)	(494,254)

Net change in contract owners’ equity	(203,626)	309,169	195,048	197,965	845,172	(1,862,554)	331,695	(94,875)
Contract owners’ equity beginning of period	439,160	129,991	413,029	215,064	22,196,589	24,059,143	8,416,951	8,511,826

Contract owners’ equity end of period	$235,534	439,160	608,077	413,029	23,041,761	22,196,589	8,748,646	8,416,951

CHANGES IN UNITS:
Beginning units	37,454	11,877	31,739	17,910	1,458,592	1,632,039	472,597	497,373

Units purchased	4,020	25,611	32,400	34,704	106,981	82,656	64,831	81,138
Units redeemed	(22,029)	(34)	(21,170)	(20,875)	(247,485)	(256,103)	(100,626)	(105,914)

Ending units	19,445	37,454	42,969	31,739	1,318,088	1,458,592	436,802	472,597

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPBal		ACVPCapAp		ACVPIncGr		ACVPIncGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$597,048	572,312	(1,710,155)	(1,625,651)	232,743	362,416	13,647	33,678
Realized gain (loss) on investments	23,782	588,775	2,947,097	(4,824,617)	3,166,582	3,917,195	591,691	440,215
Change in unrealized gain (loss) on investments	111,956	2,206,146	17,019,309	29,279,148	2,361,536	(2,904,435)	1,397,687	(44,154)
Reinvested capital gains	5,880,493	41,324	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,613,279	3,408,557	18,256,251	22,828,880	5,760,861	1,375,176	2,003,025	429,739

Equity transactions:
Purchase payments received from contract owners (note 3)	2,522,058	3,157,761	3,248,814	3,262,972	2,199,780	2,677,229	326,194	462,162
Transfers between funds	(3,000,910)	(924,025)	(4,603,628)	(27,910)	(2,375,957)	(3,216,613)	(833,369)	547,977
Redemptions (note 3)	(19,096,414)	(22,544,847)	(21,227,180)	(21,119,532)	(8,605,238)	(10,687,057)	(1,286,325)	(907,230)
Annuity benefits	(7,328)	(21,907)	(25,367)	(22,287)	(9,600)	(7,832)	–	–
Annual contract maintenance charges (note 2)	(42,906)	(51,745)	(85,270)	(92,331)	(22,498)	(26,418)	(1,605)	(2,049)
Contingent deferred sales charges (note 2)	(39,214)	(60,186)	(47,747)	(60,177)	(30,863)	(53,193)	(19,683)	(27,407)
Adjustments to maintain reserves	(439)	285	(4,498)	3,254	(8,800)	(1,436)	(768)	(622)

Net equity transactions	(19,665,153)	(20,444,664)	(22,744,876)	(18,056,011)	(8,853,176)	(11,315,320)	(1,815,556)	72,831

Net change in contract owners’ equity	(13,051,874)	(17,036,107)	(4,488,625)	4,772,869	(3,092,315)	(9,940,144)	187,469	502,570
Contract owners’ equity beginning of period	94,479,773	111,515,880	129,326,941	124,554,072	43,035,378	52,975,522	14,596,589	14,094,019

Contract owners’ equity end of period	$81,427,899	94,479,773	124,838,316	129,326,941	39,943,063	43,035,378	14,784,058	14,596,589

CHANGES IN UNITS:
Beginning units	4,467,709	5,476,571	4,837,975	5,652,516	3,657,933	4,654,910	974,803	964,870

Units purchased	213,446	331,577	494,523	479,874	433,404	917,258	107,353	212,305
Units redeemed	(1,136,799)	(1,340,439)	(1,349,746)	(1,294,415)	(1,153,391)	(1,914,235)	(220,550)	(202,372)

Ending units	3,544,356	4,467,709	3,982,752	4,837,975	2,937,946	3,657,933	861,606	974,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInflPro2		ACVPInt		ACVPInt2		ACVPInt3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,423,798	2,098,347	227,656	(74,340)	451	(11,682)	90,873	(42,444)
Realized gain (loss) on investments	(573,199)	158,566	5,136,203	3,091,083	105,516	56,030	2,327,257	1,310,376
Change in unrealized gain (loss) on investments	(841,927)	(2,307,629)	8,412,645	4,189,377	549,318	276,496	4,009,260	1,756,958
Reinvested capital gains	–	35,728	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,672	(14,988)	13,776,504	7,206,120	655,285	320,844	6,427,390	3,024,890

Equity transactions:
Purchase payments received from contract owners (note 3)	10,189,052	24,340,853	8,853	5,315	–	–	3,046,342	3,496,740
Transfers between funds	(7,261,227)	5,933,880	(3,141,047)	(3,382,794)	(144,615)	(277,766)	16,826	(146,655)
Redemptions (note 3)	(7,599,225)	(8,390,234)	(12,029,665)	(12,885,485)	(203,184)	(173,260)	(5,560,399)	(5,139,725)
Annuity benefits	(2,944)	(2,528)	(17,676)	(24,171)	–	–	(3,926)	(3,318)
Annual contract maintenance charges (note 2)	(9,686)	(9,098)	(28,749)	(33,406)	(489)	(577)	(12,020)	(11,754)
Contingent deferred sales charges (note 2)	(76,630)	(55,510)	(16,433)	(37,776)	(4,475)	(5,856)	(25,360)	(32,613)
Adjustments to maintain reserves	7,433	(56)	971	(12,452)	(304)	(134)	(24)	49

Net equity transactions	(4,753,227)	21,817,307	(15,223,746)	(16,370,769)	(353,067)	(457,593)	(2,538,561)	(1,837,276)

Net change in contract owners’ equity	(4,744,555)	21,802,319	(1,447,242)	(9,164,649)	302,218	(136,749)	3,888,829	1,187,614
Contract owners’ equity beginning of period	79,311,092	57,508,773	66,963,941	76,128,590	3,059,229	3,195,978	28,907,591	27,719,977

Contract owners’ equity end of period	$74,566,537	79,311,092	65,516,699	66,963,941	3,361,447	3,059,229	32,796,420	28,907,591

CHANGES IN UNITS:
Beginning units	7,317,685	5,306,858	3,664,642	4,655,031	187,627	218,350	2,307,236	2,469,324

Units purchased	2,292,295	4,432,742	183	33	–	–	501,282	630,178
Units redeemed	(2,731,574)	(2,421,915)	(759,248)	(990,422)	(19,882)	(30,723)	(686,932)	(792,266)

Ending units	6,878,406	7,317,685	2,905,577	3,664,642	167,745	187,627	2,121,586	2,307,236

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInt4		ACVPMdCpV1		ACVPMdCpV2		ACVPUltra
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(5,055)	(53,348)	8,545	–	(72,071)	6,886	(73,258)	(97,202)
Realized gain (loss) on investments	634,376	162,980	2,943	–	117,467	3,065	239,854	480,094
Change in unrealized gain (loss) on investments	1,506,142	919,283	110,033	–	1,200,817	21,137	(474,553)	(329,244)
Reinvested capital gains	–	–	82,755	–	474,403	117,241	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,135,463	1,028,915	204,276	–	1,720,616	148,329	(307,957)	53,648

Equity transactions:
Purchase payments received from contract owners (note 3)	227,401	2,814,189	157,220	–	5,168,009	3,195,866	388,617	570,959
Transfers between funds	(6,932)	565,731	3,069,196	–	4,746,349	2,242,602	(2,056,448)	1,382,471
Redemptions (note 3)	(576,656)	(299,079)	(119,273)	–	(436,420)	(182,256)	(1,258,550)	(1,589,951)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,289)	(893)	(247)	–	(606)	(7)	(2,721)	(3,007)
Contingent deferred sales charges (note 2)	(10,055)	(5,206)	(504)	–	(7,963)	(255)	(3,391)	(5,274)
Adjustments to maintain reserves	(431)	(365)	(7)	–	(781)	(153)	(102)	(64)

Net equity transactions	(367,962)	3,074,377	3,106,385	–	9,468,588	5,255,797	(2,932,595)	355,134

Net change in contract owners’ equity	1,767,501	4,103,292	3,310,661	–	11,189,204	5,404,126	(3,240,552)	408,782
Contract owners’ equity beginning of period	9,654,221	5,550,929	–	–	5,404,126	–	7,610,398	7,201,616

Contract owners’ equity end of period	$11,421,722	9,654,221	3,310,661	–	16,593,330	5,404,126	4,369,846	7,610,398

CHANGES IN UNITS:
Beginning units	771,337	493,520	–	–	483,218	–	704,273	671,844

Units purchased	151,973	406,636	403,874	–	1,011,427	515,404	181,986	543,408
Units redeemed	(181,416)	(128,819)	(104,426)	–	(241,206)	(32,186)	(462,737)	(510,979)

Ending units	741,894	771,337	299,448	–	1,253,439	483,218	423,522	704,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPUltra2		ACVPVal		ACVPVal2		ACVPVista1
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(257,769)	(224,691)	116,819	(692,330)	(359,987)	(576,486)	(688)	–
Realized gain (loss) on investments	69,554	89,007	3,712,320	2,928,046	440,920	720,457	(3,480)	–
Change in unrealized gain (loss) on investments	(616,341)	315,814	6,275,683	(14,682,796)	6,575,521	(2,565,260)	7,144	–
Reinvested capital gains	–	–	13,065,386	18,109,229	6,618,448	4,761,593	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(804,556)	180,130	23,170,208	5,662,149	13,274,902	2,340,304	2,976	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,880,321	4,269,813	6,535,511	7,630,954	15,603,993	24,572,361	2,630	–
Transfers between funds	(759,604)	446,568	(444,700)	(3,550,135)	6,033,429	8,480,556	145,053	–
Redemptions (note 3)	(812,729)	(907,375)	(29,918,655)	(36,270,143)	(3,773,312)	(3,860,822)	(219)	–
Annuity benefits	–	–	(43,045)	(68,181)	(393)	(352)	–	–
Annual contract maintenance charges (note 2)	(2,376)	(1,724)	(58,031)	(68,645)	(11,347)	(7,599)	(26)	–
Contingent deferred sales charges (note 2)	(15,586)	(13,702)	(87,376)	(110,508)	(82,100)	(73,897)	–	–
Adjustments to maintain reserves	(1,612)	(1,234)	(2,151)	(16,050)	(4,508)	(3,368)	(11)	–

Net equity transactions	288,414	3,792,346	(24,018,447)	(32,452,708)	17,765,762	29,106,879	147,427	–

Net change in contract owners’ equity	(516,142)	3,972,476	(848,239)	(26,790,559)	31,040,664	31,447,183	150,403	–
Contract owners’ equity beginning of period	15,585,166	11,612,690	154,396,815	181,187,374	73,018,856	41,571,673	–	–

Contract owners’ equity end of period	$15,069,024	15,585,166	153,548,576	154,396,815	104,059,520	73,018,856	150,403	–

CHANGES IN UNITS:
Beginning units	1,111,532	833,172	7,260,905	8,834,706	4,664,738	2,735,693	–	–

Units purchased	269,885	520,061	1,090,565	1,593,966	2,241,828	3,029,494	19,799	–
Units redeemed	(248,835)	(241,701)	(2,186,310)	(3,167,767)	(1,207,529)	(1,100,449)	(4,037)	–

Ending units	1,132,582	1,111,532	6,165,160	7,260,905	5,699,037	4,664,738	15,762	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPVista2		AmerGro		AmerHiInc		AmerUSGvt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(43,427)	(6,065)	(74,756)	(81,352)	58,808	92,259	50,733	64,530
Realized gain (loss) on investments	54,990	9,469	(210,329)	85,905	17,543	14,371	(25,336)	(3,395)
Change in unrealized gain (loss) on investments	4,637	41,014	1,806,605	2,849,534	65,471	(79,590)	17,159	(28,059)
Reinvested capital gains	6,260	–	115,257	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	22,460	44,418	1,636,777	2,854,087	141,822	27,040	42,556	33,076

Equity transactions:
Purchase payments received from contract owners (note 3)	1,235,762	503,121	490,672	268,142	13,027	65,787	15,196	22,511
Transfers between funds	554,056	693,741	(703,803)	(58,076)	(218,208)	(106,696)	(84,848)	67,180
Redemptions (note 3)	(78,736)	(34,942)	(4,205,848)	(1,672,803)	(394,355)	(152,310)	(636,902)	(175,505)
Annuity benefits	–	–	(717)	(13,907)	(7,885)	(7,814)	(5,147)	(5,286)
Annual contract maintenance charges (note 2)	(131)	(5)	(6,602)	(7,116)	(829)	(923)	(1,329)	(1,490)
Contingent deferred sales charges (note 2)	(1,839)	(546)	(691)	(3,174)	(128)	(360)	(279)	(375)
Adjustments to maintain reserves	(424)	(23)	578	625	572	624	159	123

Net equity transactions	1,708,688	1,161,346	(4,426,411)	(1,486,309)	(607,806)	(201,692)	(713,150)	(92,842)

Net change in contract owners’ equity	1,731,148	1,205,764	(2,789,634)	1,367,778	(465,984)	(174,652)	(670,594)	(59,766)
Contract owners’ equity beginning of period	1,205,764	–	21,628,150	20,260,372	1,923,130	2,097,782	2,433,351	2,493,117

Contract owners’ equity end of period	$2,936,912	1,205,764	18,838,516	21,628,150	1,457,146	1,923,130	1,762,757	2,433,351

CHANGES IN UNITS:
Beginning units	106,490	–	304,890	328,214	51,290	56,446	88,729	91,982

Units purchased	279,170	149,981	9,630	9,003	26,006	50,577	611	3,672
Units redeemed	(143,272)	(43,491)	(70,989)	(32,327)	(41,790)	(55,733)	(26,641)	(6,925)

Ending units	242,388	106,490	243,531	304,890	35,506	51,290	62,699	88,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ChScMM		CSTGlSmCp		CSTIntFoc		CSTSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$464,733	150,483	(63,791)	(73,413)	(154,614)	(214,231)	(1,219,347)	(1,491,380)
Realized gain (loss) on investments	–	–	417,379	318,553	3,209,549	2,605,509	2,633,003	4,911,485
Change in unrealized gain (loss) on investments	–	–	161,847	487,571	3,651,076	4,008,349	1,806,461	(8,473,336)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	464,733	150,483	515,435	732,711	6,706,011	6,399,627	3,220,117	(5,053,231)

Equity transactions:
Purchase payments received from contract owners (note 3)	21,665,779	22,653,500	42	4,337	6,316	1,303	3,044,696	3,635,938
Transfers between funds	(12,799,203)	(13,771,486)	(314,543)	(483,998)	(1,655,063)	(1,311,321)	(5,318,207)	(8,358,382)
Redemptions (note 3)	(3,158,562)	(2,104,655)	(991,334)	(1,159,692)	(7,549,991)	(9,441,859)	(18,430,628)	(21,438,588)
Annuity benefits	(10,451)	–	(4,650)	(4,154)	(11,221)	(12,324)	(8,930)	(18,788)
Annual contract maintenance charges (note 2)	(951)	(905)	(3,114)	(3,564)	(17,472)	(19,669)	(46,960)	(60,143)
Contingent deferred sales charges (note 2)	–	–	(1,508)	(3,816)	(9,691)	(15,149)	(49,641)	(67,393)
Adjustments to maintain reserves	16,408	447	(329)	(219)	464	1,336	(1,346)	138

Net equity transactions	5,713,020	6,776,901	(1,315,436)	(1,651,106)	(9,236,658)	(10,797,683)	(20,811,016)	(26,307,218)

Net change in contract owners’ equity	6,177,753	6,927,384	(800,001)	(918,395)	(2,530,647)	(4,398,056)	(17,590,899)	(31,360,449)
Contract owners’ equity beginning of period	11,301,111	4,373,727	5,174,747	6,093,142	43,827,694	48,225,750	98,444,130	129,804,579

Contract owners’ equity end of period	$17,478,864	11,301,111	4,374,746	5,174,747	41,297,047	43,827,694	80,853,231	98,444,130

CHANGES IN UNITS:
Beginning units	1,114,003	438,727	377,164	509,005	3,268,498	4,168,927	5,728,799	7,254,068

Units purchased	2,558,854	2,491,042	–	–	423	–	458,167	687,851
Units redeemed	(2,022,834)	(1,815,766)	(91,556)	(131,841)	(639,146)	(900,429)	(1,636,648)	(2,213,120)

Ending units	1,650,023	1,114,003	285,608	377,164	2,629,775	3,268,498	4,550,318	5,728,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySmCapIxS		DrySRGro		DryStkIx		DryStklxS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(549,194)	(705,491)	(1,058,429)	(1,361,604)	1,606,830	1,460,098	(74,127)	(56,107)
Realized gain (loss) on investments	3,827,246	2,641,402	(8,679,844)	(13,141,350)	20,092,935	(8,536,126)	1,451,341	946,681
Change in unrealized gain (loss) on investments	1,685,485	506,102	15,984,293	16,355,150	50,562,262	25,428,895	11,911,645	1,835,282
Reinvested capital gains	1,276,198	129,852	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,239,735	2,571,865	6,246,020	1,852,196	72,262,027	18,352,867	13,288,859	2,725,856

Equity transactions:
Purchase payments received from contract owners (note 3)	8,272,138	9,596,594	3,942,461	4,888,070	19,372,702	23,077,857	16,755,473	25,909,118
Transfers between funds	(6,199,085)	(3,126,782)	(5,868,536)	(9,156,655)	(23,877,325)	(35,043,262)	2,287,580	(1,818,250)
Redemptions (note 3)	(7,890,338)	(7,028,690)	(16,766,355)	(18,198,451)	(109,927,277)	(134,474,508)	(7,797,438)	(5,596,561)
Annuity benefits	(3,560)	(62)	(6,022)	(11,583)	(174,537)	(202,062)	(4,397)	–
Annual contract maintenance charges (note 2)	(14,363)	(14,145)	(73,590)	(89,604)	(300,249)	(358,356)	(16,191)	(12,250)
Contingent deferred sales charges (note 2)	(52,443)	(52,219)	(67,954)	(97,860)	(292,232)	(489,253)	(133,553)	(122,048)
Adjustments to maintain reserves	(2,113)	5,761	(830)	192	10,551	(1,633)	(4,949)	(3,232)

Net equity transactions	(5,889,764)	(619,543)	(18,840,826)	(22,665,891)	(115,188,367)	(147,491,217)	11,086,525	18,356,777

Net change in contract owners’ equity	349,971	1,952,322	(12,594,806)	(20,813,695)	(42,926,340)	(129,138,350)	24,375,384	21,082,633
Contract owners’ equity beginning of period	52,799,473	50,847,151	95,068,683	115,882,378	591,622,495	720,760,845	93,210,382	72,127,749

Contract owners’ equity end of period	$53,149,444	52,799,473	82,473,877	95,068,683	548,696,155	591,622,495	117,585,766	93,210,382

CHANGES IN UNITS:
Beginning units	3,454,461	3,662,793	4,359,987	5,445,879	21,479,216	27,047,637	6,341,787	5,049,202

Units purchased	1,539,527	2,045,815	220,179	354,215	1,287,052	1,677,383	2,041,599	2,570,164
Units redeemed	(1,990,335)	(2,254,147)	(1,075,897)	(1,440,107)	(5,295,241)	(7,245,804)	(1,348,969)	(1,277,579)

Ending units	3,003,653	3,454,461	3,504,269	4,359,987	17,471,027	21,479,216	7,034,417	6,341,787

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIFApp		DryVIFAppS		DryVIFDevLdS		DryVIFGrInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$136,093	(778,048)	(41,861)	(338,817)	(63,522)	(75,258)	(189,296)	(10,712)
Realized gain (loss) on investments	2,936,910	1,255,483	869,026	248,173	93,233	69,456	444,848	(757,856)
Change in unrealized gain (loss) on investments	3,854,109	1,215,610	2,442,930	648,853	(374,221)	213,351	3,860,938	1,384,352
Reinvested capital gains	–	–	–	–	426,364	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,927,112	1,693,045	3,270,095	558,209	81,854	207,549	4,116,490	615,784

Equity transactions:
Purchase payments received from contract owners (note 3)	2,360,452	2,628,622	1,768,997	6,541,453	95,792	340,937	1,474,060	1,824,314
Transfers between funds	(2,804,650)	(2,805,052)	(2,814,042)	333,561	(620,905)	(12,352)	(383,763)	(1,705,305)
Redemptions (note 3)	(10,657,509)	(12,232,791)	(1,349,934)	(925,799)	(419,188)	(194,613)	(7,083,559)	(8,829,239)
Annuity benefits	(4,875)	(9,819)	(11,248)	–	(169)	(173)	(230)	(224)
Annual contract maintenance charges (note 2)	(26,913)	(32,997)	(2,538)	(1,999)	(658)	(725)	(21,477)	(26,347)
Contingent deferred sales charges (note 2)	(23,100)	(50,258)	(24,467)	(15,578)	(3,995)	(3,598)	(26,474)	(40,977)
Adjustments to maintain reserves	939	5,405	(1,472)	(1,323)	(249)	(549)	(789)	84

Net equity transactions	(11,155,656)	(12,496,890)	(2,434,704)	5,930,315	(949,372)	128,927	(6,042,232)	(8,777,694)

Net change in contract owners’ equity	(4,228,544)	(10,803,845)	835,391	6,488,524	(867,518)	336,476	(1,925,742)	(8,161,910)
Contract owners’ equity beginning of period	53,409,719	64,213,564	24,136,811	17,648,287	5,244,152	4,907,676	36,198,827	44,360,737

Contract owners’ equity end of period	$49,181,175	53,409,719	24,972,202	24,136,811	4,376,634	5,244,152	34,273,085	36,198,827

CHANGES IN UNITS:
Beginning units	4,029,605	4,990,800	1,814,647	1,357,385	339,465	327,297	2,832,165	3,540,729

Units purchased	618,394	707,935	512,105	795,798	30,981	48,071	279,404	241,061
Units redeemed	(1,420,432)	(1,669,130)	(685,659)	(338,536)	(92,371)	(35,903)	(739,561)	(949,625)

Ending units	3,227,567	4,029,605	1,641,093	1,814,647	278,075	339,465	2,372,008	2,832,165

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedAmLeadS		FedCapApS		FedMrkOp		FedQualBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(7,154)	(8,208)	(31,596)	(24,756)	(21,749)	–	551,702	572,028
Realized gain (loss) on investments	61,742	55,258	75,376	96,605	5,911	–	(501,082)	(242,685)
Change in unrealized gain (loss) on investments	(34,090)	31,542	364,848	(68,802)	74,048	–	400,959	(498,307)
Reinvested capital gains	296,530	–	–	–	–	–	–	149,710

Net increase (decrease) in contract owners’ equity resulting from operations	317,028	78,592	408,628	3,047	58,210	–	451,579	(19,254)

Equity transactions:
Purchase payments received from contract owners (note 3)	53,333	40,499	22,614	56,921	1,005,955	–	1,022,586	1,119,889
Transfers between funds	(328,521)	(129,083)	(137,729)	(249,632)	2,326,425	–	(1,988,008)	1,038,754
Redemptions (note 3)	(162,074)	(114,416)	(233,796)	(148,236)	(31,433)	–	(4,729,517)	(5,981,629)
Annuity benefits	–	–	–	–	–	–	(647)	(442)
Annual contract maintenance charges (note 2)	(444)	(477)	(357)	(443)	(54)	–	(7,661)	(9,017)
Contingent deferred sales charges (note 2)	(4,226)	(3,491)	(3,209)	(4,253)	(557)	–	(11,725)	(20,134)
Adjustments to maintain reserves	(228)	(184)	(321)	(244)	(103)	–	(106)	(286)

Net equity transactions	(442,160)	(207,152)	(352,798)	(345,887)	3,300,233	–	(5,715,078)	(3,852,865)

Net change in contract owners’ equity	(125,132)	(128,560)	55,830	(342,840)	3,358,443	–	(5,263,499)	(3,872,119)
Contract owners’ equity beginning of period	2,536,537	2,665,097	3,170,136	3,512,976	–	–	21,034,213	24,906,332

Contract owners’ equity end of period	$2,411,405	2,536,537	3,225,966	3,170,136	3,358,443	–	15,770,714	21,034,213

CHANGES IN UNITS:
Beginning units	177,529	191,712	236,710	262,174	–	–	1,866,157	2,208,926

Units purchased	20,776	6,938	6,787	23,332	366,224	–	362,765	495,518
Units redeemed	(51,035)	(21,121)	(31,403)	(48,796)	(39,369)	–	(867,885)	(838,287)

Ending units	147,270	177,529	212,094	236,710	326,855	–	1,361,037	1,866,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedQualBdS		FidVIPEI		FidVIPEIS2		FidVIPGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,106,005	737,170	18,404,206	3,815,760	2,072,966	(310,910)	(7,153,635)	(7,205,541)
Realized gain (loss) on investments	(707,019)	(78,025)	9,052,010	2,700,452	1,531,186	411,186	(81,884,784)	(134,396,094)
Change in unrealized gain (loss) on investments	825,348	(1,147,073)	20,075,536	(4,278,330)	2,639,359	1,526,065	129,552,902	175,274,380
Reinvested capital gains	–	255,075	110,981,405	37,979,470	18,091,877	3,420,101	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,224,334	(232,853)	158,513,157	40,217,352	24,335,388	5,046,442	40,514,483	33,672,745

Equity transactions:
Purchase payments received from contract owners (note 3)	9,431,142	14,684,892	21,879,732	25,730,584	25,521,020	35,560,540	24,963,949	31,458,045
Transfers between funds	(3,233,391)	(757,240)	(17,305,162)	(23,757,087)	3,053,950	155,860	(47,763,057)	(62,893,848)
Redemptions (note 3)	(3,854,058)	(2,466,626)	(172,040,803)	(193,003,898)	(8,325,807)	(6,269,559)	(145,018,682)	(170,666,868)
Annuity benefits	–	–	(227,831)	(246,545)	–	–	(259,966)	(299,575)
Annual contract maintenance charges (note 2)	(4,852)	(4,322)	(416,758)	(478,027)	(15,866)	(11,801)	(498,433)	(604,417)
Contingent deferred sales charges (note 2)	(78,061)	(48,434)	(317,394)	(448,276)	(164,807)	(118,016)	(401,089)	(582,021)
Adjustments to maintain reserves	(3,119)	(2,596)	7,779	4,618	(7,073)	(5,050)	543	(147,987)

Net equity transactions	2,257,661	11,405,674	(168,420,437)	(192,198,631)	20,061,417	29,311,974	(168,976,735)	(203,736,671)

Net change in contract owners’ equity	3,481,995	11,172,821	(9,907,280)	(151,981,279)	44,396,805	34,358,416	(128,462,252)	(170,063,926)
Contract owners’ equity beginning of period	48,245,065	37,072,244	952,536,691	1,104,517,970	125,643,989	91,285,573	852,981,710	1,023,045,636

Contract owners’ equity end of period	$51,727,060	48,245,065	942,629,411	952,536,691	170,040,794	125,643,989	724,519,458	852,981,710

CHANGES IN UNITS:
Beginning units	4,648,453	3,548,586	24,111,620	29,628,395	8,101,371	6,134,314	19,493,494	24,907,685

Units purchased	1,865,087	1,824,415	1,027,386	1,273,402	2,741,071	3,230,424	678,237	1,030,707
Units redeemed	(1,637,597)	(724,548)	(5,301,140)	(6,790,177)	(1,556,754)	(1,263,367)	(4,791,949)	(6,444,898)

Ending units	4,875,943	4,648,453	19,837,866	24,111,620	9,285,688	8,101,371	15,379,782	19,493,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPGrS2		FidVIPHI		FidVIPOv		FidVIPOvR
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(727,127)	(598,729)	9,465,727	26,440,016	(648,104)	(999,858)	(309,501)	(350,927)
Realized gain (loss) on investments	633,341	442,720	(443,070)	2,701,744	13,072,030	8,228,128	4,640,447	2,586,032
Change in unrealized gain (loss) on investments	2,502,135	2,019,947	5,569,841	(26,706,292)	10,741,269	16,991,166	5,518,302	6,610,885
Reinvested capital gains	–	–	–	–	1,013,550	864,342	414,035	282,927

Net increase (decrease) in contract owners’ equity resulting from operations	2,408,349	1,863,938	14,592,498	2,435,468	24,178,745	25,083,778	10,263,283	9,128,917

Equity transactions:
Purchase payments received from contract owners (note 3)	7,260,623	8,683,463	4,521,592	5,028,165	7	37,336	6,395,841	6,574,925
Transfers between funds	(4,567,042)	(706,159)	(118,617)	(24,692,330)	(4,701,773)	(5,592,729)	5,879,972	2,128,862
Redemptions (note 3)	(2,917,588)	(2,276,480)	(36,456,243)	(39,628,101)	(25,746,301)	(26,927,568)	(12,042,160)	(10,607,658)
Annuity benefits	–	–	(19,315)	(38,056)	(28,147)	(34,062)	(738)	(559)
Annual contract maintenance charges (note 2)	(6,323)	(5,713)	(67,256)	(81,492)	(85,695)	(94,109)	(23,373)	(20,206)
Contingent deferred sales charges (note 2)	(72,275)	(51,421)	(51,269)	(88,509)	(33,662)	(58,100)	(45,140)	(49,200)
Adjustments to maintain reserves	(3,268)	(2,610)	1,331	4,199	664	10,558	(6)	207

Net equity transactions	(305,873)	5,641,080	(32,189,777)	(59,496,124)	(30,594,907)	(32,658,674)	164,396	(1,973,629)

Net change in contract owners’ equity	2,102,476	7,505,018	(17,597,279)	(57,060,656)	(6,416,162)	(7,574,896)	10,427,679	7,155,288
Contract owners’ equity beginning of period	49,127,180	41,622,162	171,232,891	228,293,547	164,601,456	172,176,352	62,120,725	54,965,437

Contract owners’ equity end of period	$51,229,656	49,127,180	153,635,612	171,232,891	158,185,294	164,601,456	72,548,404	62,120,725

CHANGES IN UNITS:
Beginning units	3,421,593	3,015,154	8,818,397	12,101,014	6,764,235	8,332,810	4,309,892	4,483,379

Units purchased	862,974	1,218,317	2,339,615	5,254,343	44	25	1,433,704	1,258,572
Units redeemed	(887,786)	(811,878)	(4,081,149)	(8,536,960)	(1,207,407)	(1,568,600)	(1,422,347)	(1,432,059)

Ending units	3,396,781	3,421,593	7,076,863	8,818,397	5,556,872	6,764,235	4,321,249	4,309,892

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOvS2		FidVIPOvS2R		FidVIPAM		FidVIPCon
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(60,539)	(75,511)	(369,574)	(263,385)	4,624,341	5,294,302	(481,401)	(7,498,947)
Realized gain (loss) on investments	281,698	208,968	2,014,907	114,139	(7,606,170)	(8,187,531)	21,263,770	7,558,635
Change in unrealized gain (loss) on investments	989,822	1,081,051	4,519,821	4,845,812	20,092,233	10,935,053	(7,707,936)	102,741,772
Reinvested capital gains	52,977	47,840	237,802	93,573	–	127,871	58,269,912	134,237

Net increase (decrease) in contract owners’ equity resulting from operations	1,263,958	1,262,348	6,402,956	4,790,139	17,110,404	8,169,695	71,344,345	102,935,697

Equity transactions:
Purchase payments received from contract owners (note 3)	–	421	13,822,947	12,219,757	7,814,961	9,493,183	25,013,934	23,058,541
Transfers between funds	(559,372)	(1,646,934)	(3,355,356)	2,515,169	(11,377,686)	(11,146,131)	5,473,624	38,737,156
Redemptions (note 3)	(449,762)	(565,644)	(2,421,383)	(1,025,620)	(55,833,580)	(64,620,693)	(131,623,210)	(137,637,254)
Annuity benefits	–	–	(7,100)	–	(51,995)	(78,208)	(115,077)	(119,773)
Annual contract maintenance charges (note 2)	(925)	(1,064)	(3,524)	(1,901)	(173,740)	(207,933)	(312,837)	(331,156)
Contingent deferred sales charges (note 2)	(4,078)	(14,223)	(34,031)	(17,227)	(113,316)	(146,487)	(309,135)	(408,028)
Adjustments to maintain reserves	(52)	(179)	(1,980)	(901)	1,879	(1,427)	1,128	45,696

Net equity transactions	(1,014,189)	(2,227,623)	7,999,573	13,689,277	(59,733,477)	(66,707,696)	(101,871,573)	(76,654,818)

Net change in contract owners’ equity	249,769	(965,275)	14,402,529	18,479,416	(42,623,073)	(58,538,001)	(30,527,228)	26,280,879
Contract owners’ equity beginning of period	8,474,142	9,439,417	34,592,870	16,113,454	329,682,519	388,220,520	752,666,049	726,385,170

Contract owners’ equity end of period	$8,723,911	8,474,142	48,995,399	34,592,870	287,059,446	329,682,519	722,138,821	752,666,049

CHANGES IN UNITS:
Beginning units	445,790	579,313	2,671,311	1,455,683	12,409,816	15,144,673	24,802,463	27,634,632

Units purchased	1,165	24	1,660,433	1,560,057	324,058	461,071	2,589,922	3,778,671
Units redeemed	(51,144)	(133,547)	(1,068,797)	(344,429)	(2,614,974)	(3,195,928)	(5,814,122)	(6,610,840)

Ending units	395,811	445,790	3,262,947	2,671,311	10,118,900	12,409,816	21,578,263	24,802,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPConS2		FidVIPIGBdS		FidVIPIGBdS2		FidVIPGrOp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,649,625)	(2,400,544)	416,307	240,709	724,032	716,568	(183,121)	(140,350)
Realized gain (loss) on investments	8,441,657	1,845,527	(142,026)	(190,489)	(26,409)	(115,543)	2,128,249	467,982
Change in unrealized gain (loss) on investments	(5,489,005)	25,202,978	190,063	(224,674)	2,980,561	(1,312,352)	(922,416)	2,220,410
Reinvested capital gains	25,398,970	22,995	39,141	265,718	167,611	927,732	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	26,701,997	24,670,956	503,485	91,264	3,845,795	216,405	1,022,712	2,548,042

Equity transactions:
Purchase payments received from contract owners (note 3)	77,350,482	78,629,986	1,476,592	1,469,156	66,292,013	22,108,870	1,266,452	1,560,528
Transfers between funds	809,590	20,492,004	3,486,616	8,046,820	58,308,557	6,285,707	(3,198,145)	(89,815)
Redemptions (note 3)	(14,498,839)	(7,891,852)	(3,663,807)	(4,641,892)	(5,699,981)	(3,185,926)	(7,135,890)	(8,764,536)
Annuity benefits	(420)	(398)	(3,083)	(1,057)	(7,331)	–	(1,226)	(9,189)
Annual contract maintenance charges (note 2)	(26,848)	(15,077)	(4,912)	(4,126)	(7,055)	(4,364)	(20,566)	(25,587)
Contingent deferred sales charges (note 2)	(285,981)	(138,688)	(9,811)	(10,901)	(103,116)	(45,047)	(17,720)	(38,283)
Adjustments to maintain reserves	(14,569)	(6,670)	18,969	(976)	(8,322)	(2,796)	(339)	(9,578)

Net equity transactions	63,333,415	91,069,305	1,300,564	4,857,024	118,774,765	25,156,444	(9,107,434)	(7,376,460)

Net change in contract owners’ equity	90,035,412	115,740,261	1,804,049	4,948,288	122,620,560	25,372,849	(8,084,722)	(4,828,418)
Contract owners’ equity beginning of period	229,648,955	113,908,694	16,202,476	11,254,188	64,530,741	39,157,892	38,353,867	43,182,285

Contract owners’ equity end of period	$319,684,367	229,648,955	18,006,525	16,202,476	187,151,301	64,530,741	30,269,145	38,353,867

CHANGES IN UNITS:
Beginning units	13,262,039	7,550,491	1,541,808	1,079,916	6,089,737	3,702,374	3,577,040	4,326,389

Units purchased	8,264,099	7,967,332	808,985	1,229,890	13,047,730	3,421,090	301,373	469,537
Units redeemed	(4,699,646)	(2,255,784)	(687,426)	(767,998)	(1,787,267)	(1,033,727)	(1,165,914)	(1,218,886)

Ending units	16,826,492	13,262,039	1,663,367	1,541,808	17,350,200	6,089,737	2,712,499	3,577,040

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(44,302)	–	(2,566,165)	(1,703,007)	(115,769)	(265,708)	(305,821)	(343,579)
Realized gain (loss) on investments	(16,622)	–	8,543,730	1,144,981	(263,458)	359,474	(160,852)	120,126
Change in unrealized gain (loss) on investments	545,070	–	(8,102,421)	16,761,654	(371,115)	(1,114,326)	(395,437)	(171,856)
Reinvested capital gains	–	–	18,926,578	1,286,463	2,868,943	783,331	4,001,218	653,076

Net increase (decrease) in contract owners’ equity resulting from operations	484,146	–	16,801,722	17,490,091	2,118,601	(237,229)	3,139,108	257,767

Equity transactions:
Purchase payments received from contract owners (note 3)	320,202	–	42,288,802	45,045,687	1,137,916	1,222,693	1,825,056	5,453,593
Transfers between funds	9,687,445	–	(10,815,359)	18,800,913	(3,202,406)	(4,617,422)	(1,220,359)	(2,856,363)
Redemptions (note 3)	(229,600)	–	(9,351,373)	(4,954,696)	(2,834,432)	(4,724,043)	(1,721,017)	(1,113,002)
Annuity benefits	–	–	(2,722)	(559)	(1,914)	(153)	–	–
Annual contract maintenance charges (note 2)	(966)	–	(15,093)	(8,728)	(6,742)	(8,364)	(3,004)	(2,616)
Contingent deferred sales charges (note 2)	(439)	–	(218,044)	(103,123)	(11,836)	(15,763)	(36,465)	(31,610)
Adjustments to maintain reserves	(15)	–	(11,275)	(4,315)	(5,168)	(96)	(1,617)	(1,359)

Net equity transactions	9,776,627	–	21,874,936	58,775,179	(4,924,582)	(8,143,148)	(1,157,406)	1,448,643

Net change in contract owners’ equity	10,260,773	–	38,676,658	76,265,270	(2,805,981)	(8,380,377)	1,981,702	1,706,410
Contract owners’ equity beginning of period	–	–	146,093,277	69,828,007	17,336,157	25,716,534	23,050,709	21,344,299

Contract owners’ equity end of period	$10,260,773	–	184,769,935	146,093,277	14,530,176	17,336,157	25,032,411	23,050,709

CHANGES IN UNITS:
Beginning units	–	–	7,193,078	3,994,345	1,313,761	1,973,235	1,244,308	1,160,567

Units purchased	1,173,976	–	4,253,259	4,433,881	444,222	726,725	191,017	528,223
Units redeemed	(132,797)	–	(3,227,321)	(1,235,148)	(798,203)	(1,386,199)	(250,794)	(444,482)

Ending units	1,041,179	–	8,219,016	7,193,078	959,780	1,313,761	1,184,531	1,244,308

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(273,490)	(23,749)	18,921	–	53,965	551	16,142	–
Realized gain (loss) on investments	1,392,824	184,207	1,058	–	105,979	5,892	(16)	–
Change in unrealized gain (loss) on investments	(5,147,619)	407,743	54,161	–	1,364,634	152,590	33,597	–
Reinvested capital gains	5,748,744	668,549	7,228	–	132,708	–	12,913	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,459	1,236,750	81,368	–	1,657,286	159,033	62,636	–

Equity transactions:
Purchase payments received from contract owners (note 3)	19,333,249	5,050,836	53,889	–	3,508,899	3,116,444	117,432	–
Transfers between funds	12,151,848	8,414,484	1,631,481	–	17,564,881	5,983,805	1,281,628	–
Redemptions (note 3)	(2,795,907)	(257,832)	(55,061)	–	(411,608)	(186,756)	(2,756)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,389)	(337)	(152)	–	(879)	(8)	(127)	–
Contingent deferred sales charges (note 2)	(50,584)	(3,817)	–	–	(4,455)	(771)	–	–
Adjustments to maintain reserves	75,073	(366)	(10)	–	(2,474)	(202)	(3)	–

Net equity transactions	28,710,290	13,202,968	1,630,147	–	20,654,364	8,912,512	1,396,174	–

Net change in contract owners’ equity	30,430,749	14,439,718	1,711,515	–	22,311,650	9,071,545	1,458,810	–
Contract owners’ equity beginning of period	14,439,718	–	–	–	9,071,545	–	–	–

Contract owners’ equity end of period	$44,870,467	14,439,718	1,711,515	–	31,383,195	9,071,545	1,458,810	–

CHANGES IN UNITS:
Beginning units	1,080,443	–	–	–	851,649	–	–	–

Units purchased	3,534,762	1,250,909	170,279	–	1,987,701	871,837	138,818	–
Units redeemed	(1,691,681)	(170,466)	(7,413)	–	(94,968)	(20,188)	(296)	–

Ending units	2,923,524	1,080,443	162,866	–	2,744,382	851,649	138,522	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPFree20S2		FidVIPFree30S		FidVIPFree30S2		FICoreEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,280)	7,017	7,138	–	(14,145)	(4,888)	(1,406)	(5,664)
Realized gain (loss) on investments	162,749	21,517	929	–	265,409	18,906	(49,274)	(5,219)
Change in unrealized gain (loss) on investments	2,332,455	435,693	21,790	–	718,333	270,593	8,918	(40,167)
Reinvested capital gains	343,017	–	6,719	–	138,477	–	44,085	14,212

Net increase (decrease) in contract owners’ equity resulting from operations	2,825,941	464,227	36,576	–	1,108,074	284,611	2,323	(36,838)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,414,404	4,952,748	78,845	–	1,823,891	3,374,797	–	–
Transfers between funds	14,498,351	10,655,185	789,142	–	5,194,369	3,366,232	(605,749)	(65,261)
Redemptions (note 3)	(1,012,327)	(162,141)	(2,887)	–	(1,565,643)	(25,643)	(642)	(14,714)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,068)	(63)	(77)	–	(1,322)	(32)	–	–
Contingent deferred sales charges (note 2)	(31,028)	(1,313)	–	–	(11,599)	(656)	–	(171)
Adjustments to maintain reserves	(2,674)	(366)	4	–	(957)	(239)	1	838

Net equity transactions	19,864,658	15,444,050	865,027	–	5,438,739	6,714,459	(606,390)	(79,308)

Net change in contract owners’ equity	22,690,599	15,908,277	901,603	–	6,546,813	6,999,070	(604,067)	(116,146)
Contract owners’ equity beginning of period	15,908,277	–	–	–	6,999,070	–	604,067	720,213

Contract owners’ equity end of period	$38,598,876	15,908,277	901,603	–	13,545,883	6,999,070	–	604,067

CHANGES IN UNITS:
Beginning units	1,450,199	–	–	–	626,404	–	56,260	63,802

Units purchased	1,991,797	1,481,761	86,321	–	625,668	631,313	–	617
Units redeemed	(232,643)	(31,562)	(871)	–	(157,951)	(4,909)	(56,260)	(8,159)

Ending units	3,209,353	1,450,199	85,450	–	1,094,121	626,404	–	56,260

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FHCapAp		FrVIPIncSec2		FrVIPRisDiv2		FrVIPSmCapV2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(136)	(986)	(107,046)	–	(756,864)	(771,011)	(533,561)	(288,917)
Realized gain (loss) on investments	(2,807)	37	88,179	–	2,296,040	1,136,116	3,296,903	1,153,999
Change in unrealized gain (loss) on investments	(1,311)	(1,723)	2,808,718	–	16,597,747	1,885,963	3,272,356	1,771,708
Reinvested capital gains	8,971	3,525	16,379	–	688,343	637,282	1,831,202	235,179

Net increase (decrease) in contract owners’ equity resulting from operations	4,717	853	2,806,230	–	18,825,266	2,888,350	7,866,900	2,871,969

Equity transactions:
Purchase payments received from contract owners (note 3)	–	2,865	20,167,249	–	12,095,976	44,446,038	13,841,840	17,346,766
Transfers between funds	(59,802)	(2,070)	30,795,623	–	(3,208,068)	(1,469,209)	4,449,362	446,351
Redemptions (note 3)	(27)	(809)	(999,597)	–	(7,486,005)	(5,493,806)	(3,312,817)	(2,002,381)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(810)	–	(12,553)	(8,537)	(5,132)	(3,237)
Contingent deferred sales charges (note 2)	–	(19)	(16,717)	–	(151,824)	(139,676)	(46,894)	(59,277)
Adjustments to maintain reserves	2	(10)	(682)	–	(7,745)	(6,159)	1,035	(597)

Net equity transactions	(59,827)	(43)	49,945,066	–	1,229,781	37,328,651	14,927,394	15,727,625

Net change in contract owners’ equity	(55,110)	810	52,751,296	–	20,055,047	40,217,001	22,794,294	18,599,594
Contract owners’ equity beginning of period	55,110	54,300	–	–	122,425,253	82,208,252	45,353,134	26,753,540

Contract owners’ equity end of period	$–	55,110	52,751,296	–	142,480,300	122,425,253	68,147,428	45,353,134

CHANGES IN UNITS:
Beginning units	4,666	4,651	–	–	8,398,809	5,740,207	2,432,175	1,537,632

Units purchased	–	269	5,160,531	–	1,572,082	4,492,929	1,804,349	1,493,448
Units redeemed	(4,666)	(254)	(407,104)	–	(1,484,955)	(1,834,327)	(1,051,719)	(598,905)

Ending units	–	4,666	4,753,427	–	8,485,936	8,398,809	3,184,805	2,432,175

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(72,050)	(25,070)	(30,161)	(39,210)	(342,522)	(80,568)	134,891	(867)
Realized gain (loss) on investments	745,549	24,393	504,445	284,548	385,551	121,340	312,185	(14,553)
Change in unrealized gain (loss) on investments	3,369,698	672,865	1,435,417	629,424	14,668,916	2,613,664	886,867	8,895
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,043,197	672,188	1,909,701	874,762	14,711,945	2,654,436	1,333,943	(6,525)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,395,876	3,581,287	–	6,940	46,897,487	18,402,720	7,405,549	3,390,932
Transfers between funds	5,212,910	3,349,632	(1,108,840)	(1,427,534)	32,203,191	5,245,264	7,734,992	1,632,776
Redemptions (note 3)	(868,339)	(147,946)	(787,906)	(552,871)	(3,466,788)	(1,159,962)	(639,499)	(109,611)
Annuity benefits	–	–	(432)	(377)	–	–	–	–
Annual contract maintenance charges (note 2)	(994)	(57)	(755)	(986)	(3,915)	(1,664)	(609)	(8)
Contingent deferred sales charges (note 2)	(14,087)	(212)	(4,751)	(13,830)	(54,749)	(18,337)	(10,598)	(5,384)
Adjustments to maintain reserves	(2,367)	(139)	(505)	(862)	(5,012)	(1,387)	(787)	227

Net equity transactions	15,722,999	6,782,565	(1,903,189)	(1,989,520)	75,570,214	22,466,634	14,489,048	4,908,932

Net change in contract owners’ equity	19,766,196	7,454,753	6,512	(1,114,758)	90,282,159	25,121,070	15,822,991	4,902,407
Contract owners’ equity beginning of period	7,454,753	–	11,027,535	12,142,293	39,198,071	14,077,001	4,902,407	–

Contract owners’ equity end of period	$27,220,949	7,454,753	11,034,047	11,027,535	129,480,230	39,198,071	20,725,398	4,902,407

CHANGES IN UNITS:
Beginning units	588,613	–	634,836	759,444	3,144,611	1,223,594	501,187	–

Units purchased	1,622,894	651,651	–	35	6,535,090	2,256,842	2,001,149	545,461
Units redeemed	(507,690)	(63,038)	(103,657)	(124,643)	(962,780)	(335,825)	(596,758)	(44,274)

Ending units	1,703,817	588,613	531,179	634,836	8,716,921	3,144,611	1,905,578	501,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITAstAll2		GVITBnd2		GVITGlobGr2		GVITGrowth2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,691,343	–	(32,463)	–	(82,935)	–	54,167	–
Realized gain (loss) on investments	(1,694)	–	591	–	(1,152)	–	(12,673)	–
Change in unrealized gain (loss) on investments	3,688,181	–	415,693	–	1,651,955	–	2,181,090	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,377,830	–	383,821	–	1,567,868	–	2,222,584	–

Equity transactions:
Purchase payments received from contract owners (note 3)	105,066,314	–	9,199,848	–	8,473,009	–	23,406,611	–
Transfers between funds	26,329,790	–	8,917,875	–	13,429,068	–	22,947,660	–
Redemptions (note 3)	(1,251,823)	–	(244,938)	–	(300,586)	–	(607,446)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(585)	–	(359)	–	(448)	–	(715)	–
Contingent deferred sales charges (note 2)	(2,381)	–	(1,674)	–	(1,057)	–	(7,845)	–
Adjustments to maintain reserves	9,743	–	4,074	–	(238)	–	(360)	–

Net equity transactions	130,151,058	–	17,874,826	–	21,599,748	–	45,737,905	–

Net change in contract owners’ equity	135,528,888	–	18,258,647	–	23,167,616	–	47,960,489	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$135,528,888	–	18,258,647	–	23,167,616	–	47,960,489	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	13,311,771	–	1,890,664	–	2,260,574	–	4,829,017	–
Units redeemed	(336,107)	–	(140,895)	–	(101,093)	–	(151,901)	–

Ending units	12,975,664	–	1,749,769	–	2,159,481	–	4,677,116	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntVal2		GVITIntVal3		GVITIntVal6		GVITEmMrkts
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$9,587	(10,621)	197,590	14,918	151,632	(61,280)	(7,377)	(8,536)
Realized gain (loss) on investments	87,631	145,726	977,538	870,752	509,726	786,687	152,694	101,716
Change in unrealized gain (loss) on investments	248,426	63,675	2,219,669	573,535	8,847,378	1,314,194	178,349	122,707
Reinvested capital gains	183,065	101,555	1,743,452	890,529	4,643,844	1,103,219	12,193	103,842

Net increase (decrease) in contract owners’ equity resulting from operations	528,709	300,335	5,138,249	2,349,734	14,152,580	3,142,820	335,859	319,729

Equity transactions:
Purchase payments received from contract owners (note 3)	76	1,088	1,460,368	1,266,686	44,435,379	12,629,103	–	–
Transfers between funds	(304,280)	(740,934)	5,395,963	6,961,123	37,378,079	12,032,167	(238,422)	(47,460)
Redemptions (note 3)	(76,994)	(68,819)	(4,801,370)	(4,657,986)	(2,980,787)	(1,330,437)	(102,932)	(241,617)
Annuity benefits	–	–	(1,374)	(888)	–	–	–	–
Annual contract maintenance charges (note 2)	(282)	(297)	(8,633)	(7,603)	(4,235)	(1,786)	(614)	(648)
Contingent deferred sales charges (note 2)	(1,701)	(519)	(17,121)	(10,395)	(42,262)	(19,098)	(765)	(308)
Adjustments to maintain reserves	(1,199)	(24,690)	(867)	(25,402)	(5,105)	(2,504)	(73)	(15)

Net equity transactions	(384,380)	(834,171)	2,026,966	3,525,535	78,781,069	23,307,445	(342,806)	(290,048)

Net change in contract owners’ equity	144,329	(533,836)	7,165,215	5,875,269	92,933,649	26,450,265	(6,947)	29,681
Contract owners’ equity beginning of period	2,822,637	3,356,473	23,843,412	17,968,143	37,643,603	11,193,338	1,239,682	1,210,001

Contract owners’ equity end of period	$2,966,966	2,822,637	31,008,627	23,843,412	130,577,252	37,643,603	1,232,735	1,239,682

CHANGES IN UNITS:
Beginning units	159,058	207,842	1,317,124	1,098,371	2,983,147	975,961	71,734	91,659

Units purchased	4	840	597,060	956,263	7,038,258	3,012,868	–	–
Units redeemed	(20,479)	(49,624)	(499,777)	(737,510)	(1,398,305)	(1,005,682)	(18,838)	(19,925)

Ending units	138,583	159,058	1,414,407	1,317,124	8,623,100	2,983,147	52,896	71,734

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts2		GVITEmMrkts3		GVITEmMrkts6		GVITFHiInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(56,187)	(63,913)	(341,448)	(217,368)	(394,445)	(170,703)	1,183,638	1,707,340
Realized gain (loss) on investments	442,246	177,295	4,707,649	694,520	3,104,979	313,623	(168,844)	201,185
Change in unrealized gain (loss) on investments	1,193,912	896,157	9,966,222	4,489,060	8,069,967	2,678,577	746,831	(1,844,800)
Reinvested capital gains	65,952	500,081	682,812	3,544,526	478,848	2,164,613	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,645,923	1,509,620	15,015,235	8,510,738	11,259,349	4,986,110	1,761,625	63,725

Equity transactions:
Purchase payments received from contract owners (note 3)	–	350	3,329,525	1,891,773	14,774,794	8,801,497	–	6,015,345
Transfers between funds	(1,113,159)	(1,335,279)	4,941,760	19,706,774	7,926,217	6,714,360	(4,277,122)	(16,730,480)
Redemptions (note 3)	(506,360)	(369,359)	(8,303,770)	(5,112,847)	(2,967,609)	(1,094,694)	(1,854,597)	(1,527,318)
Annuity benefits	–	–	(1,496)	(1,232)	(6,611)	–	(281)	(887)
Annual contract maintenance charges (note 2)	(915)	(1,027)	(22,802)	(12,657)	(3,866)	(1,787)	(2,185)	(2,844)
Contingent deferred sales charges (note 2)	(11,482)	(6,289)	(24,895)	(18,405)	(59,567)	(31,408)	(22,367)	(26,899)
Adjustments to maintain reserves	(297)	(251)	(82)	(4,692)	(2,407)	(1,215)	(1,005)	(1,284)

Net equity transactions	(1,632,213)	(1,711,855)	(81,760)	16,448,714	19,660,951	14,386,753	(6,157,557)	(12,274,367)

Net change in contract owners’ equity	13,710	(202,235)	14,933,475	24,959,452	30,920,300	19,372,863	(4,395,932)	(12,210,642)
Contract owners’ equity beginning of period	5,880,895	6,083,130	45,262,482	20,303,030	27,469,297	8,096,434	23,865,598	36,076,240

Contract owners’ equity end of period	$5,894,605	5,880,895	60,195,957	45,262,482	58,389,597	27,469,297	19,469,666	23,865,598

CHANGES IN UNITS:
Beginning units	229,328	308,910	2,370,880	1,392,714	1,795,459	690,336	1,835,081	2,793,276

Units purchased	–	670	1,494,399	1,692,588	2,503,331	1,505,826	180	1,094,480
Units redeemed	(58,223)	(80,252)	(1,527,477)	(714,422)	(1,459,278)	(400,703)	(464,828)	(2,052,675)

Ending units	171,105	229,328	2,337,802	2,370,880	2,839,512	1,795,459	1,370,433	1,835,081

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITFHiInc3		GVITIntIdx8		GVITGlFin2		GVITGlFin3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,428,713	617,486	11,339	–	2,876	4,558	31,213	14,459
Realized gain (loss) on investments	(32,145)	69,009	(2,622)	–	12,327	7,008	346,519	33,330
Change in unrealized gain (loss) on investments	696,626	(324,625)	281,992	–	68,123	(32,580)	(133,123)	(215,818)
Reinvested capital gains	–	–	–	–	213,065	161,050	490,190	332,913

Net increase (decrease) in contract owners’ equity resulting from operations	2,093,194	361,870	290,709	–	296,391	140,036	734,799	164,884

Equity transactions:
Purchase payments received from contract owners (note 3)	7,997,819	6,850,137	1,270,219	–	–	–	95,604	86,735
Transfers between funds	4,985,035	10,532,098	2,247,638	–	(55,075)	(260,666)	637,802	(1,645,979)
Redemptions (note 3)	(1,599,639)	(510,450)	(44,157)	–	(61,287)	(70,671)	(873,043)	(648,781)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,502)	(290)	(92)	–	(218)	(259)	(1,214)	(1,294)
Contingent deferred sales charges (note 2)	(15,599)	(6,443)	(122)	–	(1,015)	(2,588)	(1,292)	(1,477)
Adjustments to maintain reserves	(1,099)	(392)	(28,680)	–	(189)	(129)	(41)	(81)

Net equity transactions	11,365,015	16,864,660	3,444,806	–	(117,784)	(334,313)	(142,184)	(2,210,877)

Net change in contract owners’ equity	13,458,209	17,226,530	3,735,515	–	178,607	(194,277)	592,615	(2,045,993)
Contract owners’ equity beginning of period	17,226,530	–	–	–	1,683,814	1,878,091	3,701,998	5,747,991

Contract owners’ equity end of period	$30,684,739	17,226,530	3,735,515	–	1,862,421	1,683,814	4,294,613	3,701,998

CHANGES IN UNITS:
Beginning units	1,650,804	–	–	–	91,491	111,302	235,707	401,465

Units purchased	1,916,708	2,286,471	369,007	–	–	–	242,330	130,161
Units redeemed	(869,729)	(635,667)	(24,284)	–	(6,043)	(19,811)	(247,855)	(295,919)

Ending units	2,697,783	1,650,804	344,723	–	85,448	91,491	230,182	235,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlHlth2		GVITGlHlth3		GVITGlHlth6		GVITGlTech
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(35,788)	(42,450)	(107,695)	(121,437)	(170,948)	(122,451)	(6,258)	(8,206)
Realized gain (loss) on investments	2,952	45,412	25,945	117,185	70,205	121,941	29,463	(327)
Change in unrealized gain (loss) on investments	52,114	(117,330)	168,338	(324,678)	160,341	(562,532)	22,766	(25,053)
Reinvested capital gains	–	290,661	–	990,398	–	1,070,723	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,278	176,293	86,588	661,468	59,598	507,681	45,971	(33,586)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	2,118	620,627	601,310	3,283,412	3,447,159	–	–
Transfers between funds	(181,867)	(603,797)	(529,186)	758,209	(745,580)	1,813,584	(29,613)	(74,817)
Redemptions (note 3)	(105,254)	(200,933)	(1,880,684)	(2,292,797)	(693,762)	(457,155)	(190,860)	(110,761)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(350)	(495)	(3,320)	(3,834)	(952)	(789)	(578)	(628)
Contingent deferred sales charges (note 2)	(2,278)	(11,535)	(5,412)	(8,844)	(14,240)	(9,881)	(1,035)	(277)
Adjustments to maintain reserves	(259)	(219)	(121)	(48)	(804)	(701)	(60)	(2)

Net equity transactions	(290,008)	(814,861)	(1,798,096)	(946,004)	1,828,074	4,792,217	(222,146)	(186,485)

Net change in contract owners’ equity	(270,730)	(638,568)	(1,711,508)	(284,536)	1,887,672	5,299,898	(176,175)	(220,071)
Contract owners’ equity beginning of period	2,566,533	3,205,101	8,666,245	8,950,781	10,290,290	4,990,392	613,233	833,304

Contract owners’ equity end of period	$2,295,803	2,566,533	6,954,737	8,666,245	12,177,962	10,290,290	437,058	613,233

CHANGES IN UNITS:
Beginning units	164,699	219,080	681,589	753,248	981,490	506,914	206,846	275,982

Units purchased	–	373	262,329	416,372	665,901	765,468	–	6
Units redeemed	(18,675)	(54,754)	(404,259)	(488,031)	(496,821)	(290,892)	(72,497)	(69,142)

Ending units	146,024	164,699	539,659	681,589	1,150,570	981,490	134,349	206,846

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlTech2		GVITGlTech3		GVITGlTech6		GVITGlUtl2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(21,535)	(25,651)	(59,990)	(64,464)	(71,534)	(42,899)	7,115	2,265
Realized gain (loss) on investments	(11,635)	(153,994)	165,592	(462,329)	359,700	19,038	37,973	62,194
Change in unrealized gain (loss) on investments	151,730	49,654	365,081	273,599	194,784	1,513	186,942	(146,713)
Reinvested capital gains	–	–	–	–	–	–	59,551	127,171

Net increase (decrease) in contract owners’ equity resulting from operations	118,560	(129,991)	470,683	(253,194)	482,950	(22,348)	291,581	44,917

Equity transactions:
Purchase payments received from contract owners (note 3)	–	634	349,434	360,487	1,857,190	1,190,478	–	–
Transfers between funds	(137,180)	(633,094)	1,570,813	(1,213,508)	1,331,951	(190,482)	(97,382)	(153,616)
Redemptions (note 3)	(111,033)	(67,185)	(705,994)	(913,030)	(202,330)	(132,683)	(43,118)	(53,046)
Annuity benefits	–	–	(1,381)	(957)	–	–	–	–
Annual contract maintenance charges (note 2)	(398)	(493)	(2,261)	(2,827)	(583)	(358)	(121)	(139)
Contingent deferred sales charges (note 2)	(4,473)	(1,424)	(3,717)	(7,557)	(4,692)	(1,174)	(163)	(1,919)
Adjustments to maintain reserves	(172)	(369)	94	1,374	(561)	(958)	(127)	(98)

Net equity transactions	(253,256)	(701,931)	1,206,988	(1,776,018)	2,980,975	864,823	(140,911)	(208,818)

Net change in contract owners’ equity	(134,696)	(831,922)	1,677,671	(2,029,212)	3,463,925	842,475	150,670	(163,901)
Contract owners’ equity beginning of period	1,576,432	2,408,354	4,430,603	6,459,815	3,556,148	2,713,673	902,655	1,066,556

Contract owners’ equity end of period	$1,441,736	1,576,432	6,108,274	4,430,603	7,020,073	3,556,148	1,053,325	902,655

CHANGES IN UNITS:
Beginning units	103,102	153,937	399,751	575,407	335,200	250,218	54,377	67,201

Units purchased	–	70	335,297	293,468	601,389	259,368	–	–
Units redeemed	(16,622)	(50,905)	(231,616)	(469,124)	(330,144)	(174,386)	(7,419)	(12,824)

Ending units	86,480	103,102	503,432	399,751	606,445	335,200	46,958	54,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlUtl3		GVITGvtBd		GVITGrowth		GVITIntGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$134,124	52,084	8,699,126	6,426,449	(830,698)	(953,153)	(243)	(390)
Realized gain (loss) on investments	52,901	752,229	(673,942)	(1,038,940)	941,290	(1,376,619)	22,139	1,253
Change in unrealized gain (loss) on investments	1,883,876	(1,321,867)	(3,973,773)	(751,941)	2,781,955	5,877,457	15,066	31,569
Reinvested capital gains	715,316	943,328	2,306,840	490,924	–	–	274	326

Net increase (decrease) in contract owners’ equity resulting from operations	2,786,217	425,774	6,358,251	5,126,492	2,892,547	3,547,685	37,236	32,758

Equity transactions:
Purchase payments received from contract owners (note 3)	357,288	273,357	73,097,809	28,859,103	2,971,715	3,295,591	–	–
Transfers between funds	5,322,638	(7,928)	54,195,192	12,171,476	(3,799,816)	(4,551,367)	(20,218)	(622)
Redemptions (note 3)	(1,172,715)	(2,225,073)	(47,080,601)	(55,657,285)	(12,585,566)	(15,406,386)	(29,716)	(1,913)
Annuity benefits	–	–	(21,307)	(68,304)	(17,445)	(22,988)	–	–
Annual contract maintenance charges (note 2)	(2,449)	(2,522)	(99,415)	(118,276)	(62,487)	(75,762)	(106)	(91)
Contingent deferred sales charges (note 2)	(3,016)	(4,174)	(209,810)	(249,818)	(43,615)	(68,243)	(312)	(44)
Adjustments to maintain reserves	67	(81)	(10,305)	670	(216)	396	19	68

Net equity transactions	4,501,813	(1,966,421)	79,871,563	(15,062,434)	(13,537,430)	(16,828,759)	(50,333)	(2,602)

Net change in contract owners’ equity	7,288,030	(1,540,647)	86,229,814	(9,935,942)	(10,644,883)	(13,281,074)	(13,097)	30,156
Contract owners’ equity beginning of period	6,284,975	7,825,622	278,089,416	288,025,358	72,155,294	85,436,368	146,183	116,027

Contract owners’ equity end of period	$13,573,005	6,284,975	364,319,230	278,089,416	61,510,411	72,155,294	133,086	146,183

CHANGES IN UNITS:
Beginning units	442,364	578,802	14,001,716	13,067,914	4,490,233	5,607,355	15,486	15,800

Units purchased	502,358	390,356	14,999,105	5,524,040	285,539	330,122	–	–
Units redeemed	(241,286)	(526,794)	(4,958,040)	(4,590,238)	(1,138,541)	(1,447,244)	(4,751)	(314)

Ending units	703,436	442,364	24,042,781	14,001,716	3,637,231	4,490,233	10,735	15,486

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntGro3		GVITIDAgg2		GVITIDCon2		GVITIDMod2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(44,204)	(18,110)	381,833	405,279	1,860,620	1,383,292	10,925,796	5,496,477
Realized gain (loss) on investments	1,856,794	326,177	3,845,241	341,025	69,234	448,982	317,893	1,918,501
Change in unrealized gain (loss) on investments	3,966,647	1,661,605	58,943,272	17,114,788	2,473,142	(2,415,789)	101,238,121	8,746,714
Reinvested capital gains	54,145	28,253	7,436,693	7,759,032	1,213,194	2,550,231	11,652,856	12,933,987

Net increase (decrease) in contract owners’ equity resulting from operations	5,833,382	1,997,925	70,607,039	25,620,124	5,616,190	1,966,716	124,134,666	29,095,679

Equity transactions:
Purchase payments received from contract owners (note 3)	1,476,108	527,101	27,501,521	140,003,314	21,065,403	33,911,585	268,499,614	258,377,964
Transfers between funds	11,583,355	7,324,401	49,366,825	83,352,646	2,424,274	781,660	516,352,050	181,997,336
Redemptions (note 3)	(4,081,080)	(1,177,450)	(28,392,596)	(21,795,812)	(12,039,404)	(15,158,240)	(70,491,786)	(59,999,962)
Annuity benefits	(4,768)	(3,577)	–	–	(1,129)	(755)	(3,604)	(3,447)
Annual contract maintenance charges (note 2)	(7,094)	(1,713)	(68,737)	(41,324)	(19,674)	(16,854)	(143,729)	(96,466)
Contingent deferred sales charges (note 2)	(7,627)	(1,761)	(630,525)	(361,117)	(140,969)	(224,195)	(1,310,904)	(980,473)
Adjustments to maintain reserves	(82)	29	(49,664)	(29,295)	(15,611)	(5,440)	(80,337)	(43,193)

Net equity transactions	8,958,812	6,667,030	47,726,824	201,128,412	11,272,890	19,287,761	712,821,304	379,251,759

Net change in contract owners’ equity	14,792,194	8,664,955	118,333,863	226,748,536	16,889,080	21,254,477	836,955,970	408,347,438
Contract owners’ equity beginning of period	12,751,388	4,086,433	456,283,327	229,534,791	119,050,569	97,796,092	912,014,965	503,667,527

Contract owners’ equity end of period	$27,543,582	12,751,388	574,617,190	456,283,327	135,939,649	119,050,569	1,748,970,935	912,014,965

CHANGES IN UNITS:
Beginning units	847,716	348,335	28,651,809	15,370,206	10,630,963	8,879,736	68,034,438	39,171,967

Units purchased	1,226,515	736,675	5,539,116	16,852,360	3,383,088	4,846,234	61,702,900	38,670,877
Units redeemed	(678,161)	(237,294)	(2,714,100)	(3,570,757)	(2,386,799)	(3,095,007)	(10,652,798)	(9,808,406)

Ending units	1,396,070	847,716	31,476,825	28,651,809	11,627,252	10,630,963	119,084,540	68,034,438

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDModAg2		GVITIDModCon2		GVITJPBal		GVITMdCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$6,303,225	2,956,996	3,602,031	2,446,272	32,008	15,683	(224,180)	(195,360)
Realized gain (loss) on investments	–	683,390	1,079,688	1,428,287	55,011	35,075	1,843,288	1,333,238
Change in unrealized gain (loss) on investments	112,420,043	20,443,897	11,181,551	(1,190,726)	232,402	(9,376)	(520,547)	(76,143)
Reinvested capital gains	13,219,199	14,253,753	4,003,100	4,297,554	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	131,942,467	38,338,036	19,866,370	6,981,387	319,421	41,382	1,098,561	1,061,735

Equity transactions:
Purchase payments received from contract owners (note 3)	274,037,698	252,670,900	70,807,465	86,010,910	535,576	472,485	1,064,638	1,011,377
Transfers between funds	261,272,788	146,985,637	18,720,329	16,080,177	674,303	1,638,873	1,563,658	2,001,803
Redemptions (note 3)	(57,602,549)	(38,251,668)	(24,422,263)	(18,091,468)	(597,857)	(529,804)	(3,677,358)	(3,071,893)
Annuity benefits	(11,398)	–	(3,921)	(3,853)	–	–	(3,549)	(2,926)
Annual contract maintenance charges (note 2)	(146,753)	(91,862)	(40,304)	(30,457)	(2,281)	(1,021)	(7,556)	(7,022)
Contingent deferred sales charges (note 2)	(1,182,162)	(714,710)	(370,854)	(255,627)	(2,373)	(1,033)	(16,364)	(16,473)
Adjustments to maintain reserves	(78,392)	(38,322)	(15,894)	(9,891)	(54)	(16)	(11)	1,352

Net equity transactions	476,289,232	360,559,975	64,674,558	83,699,791	607,314	1,579,484	(1,076,542)	(83,782)

Net change in contract owners’ equity	608,231,699	398,898,011	84,540,928	90,681,178	926,735	1,620,866	22,019	977,953
Contract owners’ equity beginning of period	803,417,643	404,519,632	262,304,769	171,623,591	2,499,509	878,643	15,975,241	14,997,288

Contract owners’ equity end of period	$1,411,649,342	803,417,643	346,845,697	262,304,769	3,426,244	2,499,509	15,997,260	15,975,241

CHANGES IN UNITS:
Beginning units	54,186,761	28,932,284	21,337,805	14,377,462	230,571	82,004	2,707,801	2,756,609

Units purchased	36,571,329	31,664,782	9,117,637	10,813,205	161,993	228,081	1,613,539	1,697,977
Units redeemed	(6,423,172)	(6,410,305)	(4,045,390)	(3,852,862)	(107,265)	(79,514)	(1,821,150)	(1,746,785)

Ending units	84,334,918	54,186,761	26,410,052	21,337,805	285,299	230,571	2,500,190	2,707,801

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMdCpGr2		GVITMidCap		GVITMyMkt		GVITNWFund
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,140,485)	(275,263)	(402,808)	(452,789)	14,080,476	5,344,029	(900,270)	(1,659,469)
Realized gain (loss) on investments	1,058,166	402,055	8,533,333	6,249,012	–	–	3,777,202	(23,817,799)
Change in unrealized gain (loss) on investments	4,818,675	1,281,014	990,681	(1,219,258)	–	–	35,463,167	46,732,128
Reinvested capital gains	–	–	1,920,558	8,011,102	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,736,356	1,407,806	11,041,764	12,588,067	14,080,476	5,344,029	38,340,099	21,254,860

Equity transactions:
Purchase payments received from contract owners (note 3)	49,468,275	7,486,173	13,564,664	15,561,233	1,946,960,948	818,744,795	8,184,451	8,964,524
Transfers between funds	46,467,990	4,394,160	(13,242,891)	8,097,404	(1,602,166,828)	(479,523,487)	(10,983,201)	(10,189,911)
Redemptions (note 3)	(2,520,189)	(766,749)	(19,412,357)	(19,834,199)	(307,048,324)	(342,824,957)	(64,185,616)	(69,995,898)
Annuity benefits	–	–	(6,495)	(6,136)	(87,586)	(31,611)	(137,383)	(150,880)
Annual contract maintenance charges (note 2)	(3,673)	(1,935)	(38,888)	(39,673)	(175,928)	(198,222)	(224,424)	(261,690)
Contingent deferred sales charges (note 2)	(47,060)	(23,857)	(91,578)	(93,109)	(777,723)	(730,597)	(129,698)	(185,420)
Adjustments to maintain reserves	(5,986)	(1,223)	(4,034)	524	(28,746)	(60,834)	50,388	29,852

Net equity transactions	93,359,357	11,086,569	(19,231,579)	3,686,044	36,675,813	(4,624,913)	(67,425,483)	(71,789,423)

Net change in contract owners’ equity	98,095,713	12,494,375	(8,189,815)	16,274,111	50,756,289	719,116	(29,085,384)	(50,534,563)
Contract owners’ equity beginning of period	26,824,934	14,330,559	140,721,564	124,447,453	403,697,145	402,978,029	360,020,179	410,554,742

Contract owners’ equity end of period	$124,920,647	26,824,934	132,531,749	140,721,564	454,453,434	403,697,145	330,934,795	360,020,179

CHANGES IN UNITS:
Beginning units	1,755,225	1,007,022	9,202,373	9,133,807	25,994,392	24,692,825	7,471,589	9,363,974

Units purchased	6,860,825	1,245,022	2,298,238	3,785,092	252,444,112	126,208,674	151,642	191,470
Units redeemed	(1,024,589)	(496,819)	(3,578,487)	(3,716,526)	(247,855,744)	(124,907,107)	(1,742,153)	(2,083,855)

Ending units	7,591,461	1,755,225	7,922,124	9,202,373	30,582,760	25,994,392	5,881,078	7,471,589

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITNWFund2		GVITNWLead3		GVITSmCapGr		GVITSmCapGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(561,638)	(69,993)	(24,431)	3,945	(181,940)	(196,905)	(218,402)	(160,432)
Realized gain (loss) on investments	360,782	155,719	10,938	140,640	1,187,025	1,191,550	1,003,962	440,802
Change in unrealized gain (loss) on investments	12,774,959	578,604	253,006	(382,158)	(854,143)	(238,235)	(702,491)	432,050
Reinvested capital gains	–	–	464,598	630,685	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,574,103	664,330	704,111	393,112	150,942	756,410	83,069	712,420

Equity transactions:
Purchase payments received from contract owners (note 3)	76,697,905	5,557,642	271,660	238,461	949,530	1,109,590	3,066,569	3,473,412
Transfers between funds	76,994,621	7,832,203	1,394,714	2,966,131	(594,869)	(1,455,010)	(1,324,397)	349,809
Redemptions (note 3)	(3,100,402)	(474,730)	(493,389)	(485,004)	(3,379,273)	(2,829,464)	(910,847)	(725,319)
Annuity benefits	–	–	–	–	(2,606)	(2,484)	–	–
Annual contract maintenance charges (note 2)	(4,295)	(2,303)	(1,629)	(1,116)	(6,722)	(7,376)	(1,636)	(1,285)
Contingent deferred sales charges (note 2)	(65,155)	(9,190)	(1,917)	(843)	(15,915)	(12,286)	(14,212)	(20,992)
Adjustments to maintain reserves	(6,936)	(789)	(51)	(16)	(234)	318	(1,117)	(604)

Net equity transactions	150,515,738	12,902,833	1,169,388	2,717,613	(3,050,089)	(3,196,712)	814,360	3,075,021

Net change in contract owners’ equity	163,089,841	13,567,163	1,873,499	3,110,725	(2,899,147)	(2,440,302)	897,429	3,787,441
Contract owners’ equity beginning of period	22,317,067	8,749,904	4,438,380	1,327,655	14,805,764	17,246,066	13,450,257	9,662,816

Contract owners’ equity end of period	$185,406,908	22,317,067	6,311,879	4,438,380	11,906,617	14,805,764	14,347,686	13,450,257

CHANGES IN UNITS:
Beginning units	1,503,114	618,825	335,241	109,158	2,005,492	2,492,775	833,849	638,942

Units purchased	10,450,470	1,026,556	186,007	343,220	841,889	1,643,831	417,854	571,089
Units redeemed	(696,129)	(142,267)	(105,140)	(117,137)	(1,264,695)	(2,131,114)	(377,006)	(376,182)

Ending units	11,257,455	1,503,114	416,108	335,241	1,582,686	2,005,492	874,697	833,849

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapVal		GVITSmCapVal2		GVITSmComp		GVITSmComp2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,012,039)	(1,650,057)	(452,154)	(478,342)	(2,483,509)	(2,795,321)	(1,180,343)	(692,603)
Realized gain (loss) on investments	11,380,576	15,382,979	51,737	953,417	9,212,234	10,785,427	1,076,863	119,432
Change in unrealized gain (loss) on investments	(2,306,247)	(26,658,379)	2,138,486	(3,760,659)	9,058,885	(11,597,826)	6,709,173	(1,598,665)
Reinvested capital gains	8,136,289	13,846,743	3,221,609	3,862,455	3,872,440	24,605,496	1,403,336	7,090,732

Net increase (decrease) in contract owners’ equity resulting from operations	16,198,579	921,286	4,959,678	576,871	19,660,050	20,997,776	8,009,029	4,918,896

Equity transactions:
Purchase payments received from contract owners (note 3)	4,432,293	5,429,470	5,893,578	8,159,143	6,730,047	6,666,580	28,665,604	16,140,864
Transfers between funds	(11,004,070)	(14,979,259)	1,761,986	(3,779,362)	(6,084,503)	(1,868,361)	(368,655)	7,183,180
Redemptions (note 3)	(21,213,260)	(24,624,827)	(2,600,441)	(1,850,069)	(37,978,294)	(40,224,005)	(3,371,781)	(1,980,034)
Annuity benefits	(14,091)	(27,755)	(312)	(904)	(31,136)	(50,912)	–	–
Annual contract maintenance charges (note 2)	(47,718)	(59,805)	(4,977)	(4,784)	(88,203)	(97,684)	(6,191)	(4,388)
Contingent deferred sales charges (note 2)	(65,014)	(92,191)	(36,213)	(43,095)	(92,058)	(114,668)	(71,738)	(31,906)
Adjustments to maintain reserves	(145)	(15,036)	(1,914)	(1,215)	(998)	(3,365)	(5,252)	(1,893)

Net equity transactions	(27,912,005)	(34,369,403)	5,011,707	2,479,714	(37,545,145)	(35,692,415)	24,841,987	21,305,823

Net change in contract owners’ equity	(11,713,426)	(33,448,117)	9,971,385	3,056,585	(17,885,095)	(14,694,639)	32,851,016	26,224,719
Contract owners’ equity beginning of period	117,422,322	150,870,439	33,134,155	30,077,570	207,232,706	221,927,345	61,689,901	35,465,182

Contract owners’ equity end of period	$105,708,896	117,422,322	43,105,540	33,134,155	189,347,611	207,232,706	94,540,917	61,689,901

CHANGES IN UNITS:
Beginning units	5,997,704	7,841,197	1,711,970	1,569,325	6,249,268	7,419,392	3,282,029	2,079,601

Units purchased	905,209	1,162,647	873,513	976,893	648,552	782,644	3,618,874	1,957,050
Units redeemed	(2,240,501)	(3,006,140)	(654,032)	(834,248)	(1,735,125)	(1,952,768)	(2,317,328)	(754,622)

Ending units	4,662,412	5,997,704	1,931,451	1,711,970	5,162,695	6,249,268	4,583,575	3,282,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITUSGro2		GVITUSGro3		GVITVKVal2		GVITMltSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(308,857)	(228,670)	(95,389)	(114,688)	(92,332)	(72,035)	1,487,067	1,246,190
Realized gain (loss) on investments	(231,788)	16,172	(188,722)	304,537	2,336,285	715,628	228,190	191,325
Change in unrealized gain (loss) on investments	(445,004)	(1,104,517)	(61,412)	(930,020)	8,530,868	(750,276)	26,694	(1,359,007)
Reinvested capital gains	373,442	2,858,981	145,945	1,572,012	6,927,464	1,505,629	128,444	294,042

Net increase (decrease) in contract owners’ equity resulting from operations	(612,207)	1,541,966	(199,578)	831,841	17,702,285	1,398,946	1,870,395	372,550

Equity transactions:
Purchase payments received from contract owners (note 3)	4,476,889	5,319,272	373,455	297,266	76,090,384	17,776,826	7,742,440	12,509,139
Transfers between funds	(1,728,763)	2,252,617	(1,249,850)	1,335,483	55,080,591	10,970,489	147,429	8,063,088
Redemptions (note 3)	(1,376,050)	(638,951)	(1,994,452)	(1,527,151)	(5,880,826)	(3,925,331)	(7,455,515)	(7,386,272)
Annuity benefits	–	–	(665)	(317)	(311)	(733)	(5,159)	(5,809)
Annual contract maintenance charges (note 2)	(1,790)	(1,467)	(2,958)	(2,991)	(7,560)	(4,728)	(9,424)	(9,236)
Contingent deferred sales charges (note 2)	(36,174)	(13,167)	(6,618)	(3,461)	(72,327)	(39,020)	(37,390)	(31,283)
Adjustments to maintain reserves	(1,960)	(1,095)	(102)	316	(8,942)	(2,293)	(1,809)	(1,347)

Net equity transactions	1,332,152	6,917,209	(2,881,190)	99,145	125,201,009	24,775,210	380,572	13,138,280

Net change in contract owners’ equity	719,945	8,459,175	(3,080,768)	930,986	142,903,294	26,174,156	2,250,967	13,510,830
Contract owners’ equity beginning of period	19,056,867	10,597,692	9,821,567	8,890,581	60,367,741	34,193,585	54,190,306	40,679,476

Contract owners’ equity end of period	$19,776,812	19,056,867	6,740,799	9,821,567	203,271,035	60,367,741	56,441,273	54,190,306

CHANGES IN UNITS:
Beginning units	1,053,974	643,867	651,383	652,165	3,772,570	2,181,509	4,431,813	3,294,635

Units purchased	489,605	608,915	144,668	267,442	9,773,517	2,437,010	1,682,882	2,333,284
Units redeemed	(425,907)	(198,808)	(341,876)	(268,224)	(2,330,966)	(845,949)	(1,623,567)	(1,196,106)

Ending units	1,117,672	1,053,974	454,175	651,383	11,215,121	3,772,570	4,491,128	4,431,813

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITWLead3		JanBal		JanForty		JanGlTechS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(17,225)	(9,850)	59,167	55,794	(432,479)	(526,406)	(66,294)	(67,651)
Realized gain (loss) on investments	209,829	106,201	372,140	121,705	3,908,136	3,406,748	279,686	386,181
Change in unrealized gain (loss) on investments	748,485	179,533	653,537	430,531	(839,430)	1,174,558	84,356	104,753
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	941,089	275,884	1,084,844	608,030	2,636,227	4,054,900	297,748	423,283

Equity transactions:
Purchase payments received from contract owners (note 3)	306,128	184,205	1,166,854	452,377	2,738,972	1,802,796	704,322	691,744
Transfers between funds	2,964,778	2,547,903	892,114	(861,360)	(2,597,043)	616,724	(371,140)	(1,189,235)
Redemptions (note 3)	(700,983)	(241,770)	(1,375,174)	(482,476)	(5,948,217)	(6,060,308)	(925,926)	(901,578)
Annuity benefits	–	–	–	–	(939)	(1,317)	–	–
Annual contract maintenance charges (note 2)	(1,195)	(309)	(1,177)	(1,281)	(17,134)	(20,795)	(3,300)	(3,749)
Contingent deferred sales charges (note 2)	(600)	(520)	(11,060)	(10,348)	(29,737)	(37,577)	(8,423)	(12,840)
Adjustments to maintain reserves	–	(24)	(705)	(662)	(744)	(681)	(99)	(192)

Net equity transactions	2,568,128	2,489,485	670,852	(903,750)	(5,854,842)	(3,701,158)	(604,566)	(1,415,850)

Net change in contract owners’ equity	3,509,217	2,765,369	1,755,696	(295,720)	(3,218,615)	353,742	(306,818)	(992,567)
Contract owners’ equity beginning of period	2,992,804	227,435	11,543,065	11,838,785	39,250,610	38,896,868	5,242,415	6,234,982

Contract owners’ equity end of period	$6,502,021	2,992,804	13,298,761	11,543,065	36,031,995	39,250,610	4,935,597	5,242,415

CHANGES IN UNITS:
Beginning units	219,580	19,645	889,457	965,605	4,486,139	5,056,803	465,574	608,518

Units purchased	294,687	293,837	249,466	101,912	766,280	1,297,272	138,033	140,302
Units redeemed	(130,001)	(93,902)	(191,962)	(178,060)	(1,536,503)	(1,867,936)	(192,248)	(283,246)

Ending units	384,266	219,580	946,961	889,457	3,715,916	4,486,139	411,359	465,574

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanGlTech		JanRMgCore		JanIntGroS2		JanIntGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(59,567)	(73,974)	(63,523)	(4,541)	636,136	(11,133)	69,430	(43,018)
Realized gain (loss) on investments	74,610	(210,774)	(221,878)	23,950	2,932,889	1,312,563	1,494,254	577,650
Change in unrealized gain (loss) on investments	246,774	717,231	74,125	(241,261)	21,141,732	3,512,493	3,977,242	2,912,546
Reinvested capital gains	–	–	307,433	441,302	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	261,817	432,483	96,157	219,450	24,710,757	4,813,923	5,540,926	3,447,178

Equity transactions:
Purchase payments received from contract owners (note 3)	98	5,563	95,827	90,055	19,674,122	1,683,968	13	1,255
Transfers between funds	(635,708)	(979,767)	1,207,980	572,484	69,068,624	10,047,332	(1,320,715)	(1,339,668)
Redemptions (note 3)	(813,006)	(1,090,369)	(205,058)	(152,928)	(7,517,205)	(2,583,771)	(2,036,913)	(2,083,396)
Annuity benefits	(409)	(276)	–	–	(160)	(113)	–	(3,049)
Annual contract maintenance charges (note 2)	(3,499)	(4,596)	(295)	(348)	(13,185)	(7,002)	(7,038)	(7,375)
Contingent deferred sales charges (note 2)	(2,857)	(6,465)	(3,869)	(3,636)	(36,506)	(18,799)	(9,708)	(12,778)
Adjustments to maintain reserves	(75)	345	(491)	(148)	(1,395)	(307)	(44)	160

Net equity transactions	(1,455,456)	(2,075,565)	1,094,094	505,479	81,174,295	9,121,308	(3,374,405)	(3,444,851)

Net change in contract owners’ equity	(1,193,639)	(1,643,082)	1,190,251	724,929	105,885,052	13,935,231	2,166,521	2,327
Contract owners’ equity beginning of period	5,094,760	6,737,842	2,697,907	1,972,978	25,823,909	11,888,678	14,034,749	14,032,422

Contract owners’ equity end of period	$3,901,121	5,094,760	3,888,158	2,697,907	131,708,961	25,823,909	16,201,270	14,034,749

CHANGES IN UNITS:
Beginning units	1,331,430	1,940,791	177,552	141,265	1,666,749	995,810	1,379,274	1,822,897

Units purchased	8	–	389,538	57,192	5,684,594	1,202,870	7	109
Units redeemed	(373,583)	(609,361)	(329,429)	(20,905)	(1,340,488)	(531,931)	(288,609)	(443,732)

Ending units	957,855	1,331,430	237,661	177,552	6,010,855	1,666,749	1,090,672	1,379,274

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JPMSTMidCap		MFSInvGrStS		MFSValS		MTBLgCapGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(165,678)	(287,370)	(397,889)	(331,679)	(316,138)	(213,467)	(8,334)	(8,062)
Realized gain (loss) on investments	1,619,404	905,442	823,474	99,913	1,153,328	842,183	2,042	(1,247)
Change in unrealized gain (loss) on investments	1,219,446	872,512	874,376	1,042,120	5,180,019	(51,873)	80,899	1,220
Reinvested capital gains	568,468	306,583	–	–	1,062,420	539,475	10,927	21,505

Net increase (decrease) in contract owners’ equity resulting from operations	3,241,640	1,797,167	1,299,961	810,354	7,079,629	1,116,318	85,534	13,416

Equity transactions:
Purchase payments received from contract owners (note 3)	554,312	1,842,920	1,711,149	7,263,404	9,182,536	10,359,466	57,489	320,810
Transfers between funds	(9,239,451)	19,917,909	(3,614,902)	656,486	22,713,479	3,788,380	9,274	674
Redemptions (note 3)	(4,284,738)	(4,535,042)	(1,199,193)	(856,335)	(2,389,512)	(1,395,721)	(21,986)	(16,951)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(9,021)	(9,157)	(1,935)	(1,453)	(2,607)	(1,066)	(178)	(159)
Contingent deferred sales charges (note 2)	(9,400)	(14,610)	(19,424)	(15,280)	(35,987)	(32,869)	(1,034)	(975)
Adjustments to maintain reserves	6,412	140	(2,064)	(1,579)	(1,892)	(1,272)	130	273

Net equity transactions	(12,981,886)	17,202,160	(3,126,369)	7,045,243	29,466,017	12,716,918	43,695	303,672

Net change in contract owners’ equity	(9,740,246)	18,999,327	(1,826,408)	7,855,597	36,545,646	13,833,236	129,229	317,088
Contract owners’ equity beginning of period	28,535,450	9,536,123	25,659,631	17,804,034	26,565,220	12,731,984	928,731	611,643

Contract owners’ equity end of period	$18,795,204	28,535,450	23,833,223	25,659,631	63,110,866	26,565,220	1,057,960	928,731

CHANGES IN UNITS:
Beginning units	2,326,240	837,806	1,866,912	1,330,865	1,732,243	871,754	87,319	58,138

Units purchased	318,837	2,818,398	208,199	755,718	2,577,829	1,439,621	7,864	32,213
Units redeemed	(1,316,200)	(1,329,964)	(432,323)	(219,671)	(843,695)	(579,132)	(3,802)	(3,032)

Ending units	1,328,877	2,326,240	1,642,788	1,866,912	3,466,377	1,732,243	91,381	87,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MTBLgCapV2		MTBAggGr2		MTBModGr2		MTBConGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,296)	(4,457)	4,136	186	1,414	380	93,712	11,992
Realized gain (loss) on investments	12,895	906	832	(581)	32	6	18,718	(16,373)
Change in unrealized gain (loss) on investments	76,080	31,924	17,228	1,585	1,046	(52)	161,103	(283,276)
Reinvested capital gains	96,192	60,470	8,607	–	1,188	–	412,969	496,030

Net increase (decrease) in contract owners’ equity resulting from operations	180,871	88,843	30,803	1,190	3,680	334	686,502	208,373

Equity transactions:
Purchase payments received from contract owners (note 3)	209,977	382,467	162,987	84,596	52,704	29,229	1,050,979	3,107,719
Transfers between funds	78,850	(598)	20,515	35,442	8,742	8,140	(7,108)	85,728
Redemptions (note 3)	(54,910)	(11,304)	(5,538)	(670)	(14,378)	(341)	(530,503)	(339,490)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(258)	(131)	–	–	(24)	–	(2,264)	(1,296)
Contingent deferred sales charges (note 2)	(2,305)	(209)	–	–	(40)	–	(10,505)	(10,934)
Adjustments to maintain reserves	103	(11)	(24)	1	–	(8)	438	321

Net equity transactions	231,457	370,214	177,940	119,369	47,004	37,020	501,037	2,842,048

Net change in contract owners’ equity	412,328	459,057	208,743	120,559	50,684	37,354	1,187,539	3,050,421
Contract owners’ equity beginning of period	1,038,567	579,510	120,559	–	37,354	–	7,392,704	4,342,283

Contract owners’ equity end of period	$1,450,895	1,038,567	329,302	120,559	88,038	37,354	8,580,243	7,392,704

CHANGES IN UNITS:
Beginning units	82,930	50,546	11,254	–	3,652	–	659,109	396,790

Units purchased	24,416	34,520	16,368	11,316	5,901	3,686	111,469	337,664
Units redeemed	(7,300)	(2,136)	(475)	(62)	(1,411)	(34)	(66,986)	(75,345)

Ending units	100,046	82,930	27,147	11,254	8,142	3,652	703,592	659,109

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTFasc		NBAMTGro		NBAMTGuard		NBAMTInt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(92,270)	(74,629)	(1,967,492)	(2,063,131)	(131,356)	(268,922)	(862,488)	(11,822)
Realized gain (loss) on investments	67,033	47,594	10,129,317	(1,115,304)	2,310,850	2,370,518	7,466	757
Change in unrealized gain (loss) on investments	83,801	108,893	9,405,193	20,393,604	(85,731)	(739,926)	14,735,128	285,005
Reinvested capital gains	155,936	24,817	–	–	–	–	1,031,768	39,739

Net increase (decrease) in contract owners’ equity resulting from operations	214,500	106,675	17,567,018	17,215,169	2,093,763	1,361,670	14,911,874	313,679

Equity transactions:
Purchase payments received from contract owners (note 3)	817,650	1,860,557	3,789,418	4,208,960	885,414	934,879	65,627,061	2,688,893
Transfers between funds	(26,948)	(115,683)	(8,108,009)	(6,342,369)	(1,468,153)	(1,605,444)	65,966,637	6,515,722
Redemptions (note 3)	(215,351)	(235,068)	(26,982,360)	(26,922,854)	(3,977,874)	(5,510,725)	(2,043,015)	(39,089)
Annuity benefits	–	–	(31,010)	(31,972)	(453)	(984)	–	–
Annual contract maintenance charges (note 2)	(525)	(362)	(91,783)	(104,683)	(9,911)	(11,748)	(1,629)	(23)
Contingent deferred sales charges (note 2)	(1,562)	(3,794)	(53,128)	(95,190)	(10,393)	(19,047)	(38,652)	(273)
Adjustments to maintain reserves	(575)	(415)	(1,406)	4,324	(73)	(113)	49,416	(100)

Net equity transactions	572,689	1,505,235	(31,478,278)	(29,283,784)	(4,581,443)	(6,213,182)	129,559,818	9,165,130

Net change in contract owners’ equity	787,189	1,611,910	(13,911,260)	(12,068,615)	(2,487,680)	(4,851,512)	144,471,692	9,478,809
Contract owners’ equity beginning of period	5,431,443	3,819,533	155,418,795	167,487,410	20,913,652	25,765,164	9,478,809	–

Contract owners’ equity end of period	$6,218,632	5,431,443	141,507,535	155,418,795	18,425,972	20,913,652	153,950,501	9,478,809

CHANGES IN UNITS:
Beginning units	361,496	257,470	4,407,773	5,418,656	1,777,747	2,342,770	816,611	–

Units purchased	87,673	154,642	397,865	400,081	204,625	434,701	10,735,147	843,911
Units redeemed	(49,838)	(50,616)	(1,297,798)	(1,410,964)	(582,758)	(999,724)	(614,959)	(27,300)

Ending units	399,331	361,496	3,507,840	4,407,773	1,399,614	1,777,747	10,936,799	816,611

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTLMat		NBAMTMCGrS		NBAMTPart		NBAMTRegS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,659,110	1,655,697	(133,144)	(124,071)	(1,383,664)	(836,393)	(100,761)	(15,112)
Realized gain (loss) on investments	(274,376)	(245,933)	609,512	534,603	12,769,951	5,518,247	100,437	4,891
Change in unrealized gain (loss) on investments	992,362	(1,394,290)	489,777	482,690	(13,120,113)	27,897,515	38,281	128,294
Reinvested capital gains	–	–	–	–	22,688,477	47,846	506,998	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,377,096	15,474	966,145	893,222	20,954,651	32,627,215	544,955	118,073

Equity transactions:
Purchase payments received from contract owners (note 3)	46,803,422	17,959,329	98,692	180,974	6,310,032	6,120,068	4,181,193	1,766,189
Transfers between funds	76,084,501	(4,563,103)	357,248	(239,839)	(8,858,499)	21,493,047	9,716,525	2,131,504
Redemptions (note 3)	(18,523,875)	(22,193,556)	(359,652)	(644,838)	(38,223,914)	(42,163,310)	(295,940)	(23,961)
Annuity benefits	(66,877)	(11,700)	–	–	(34,171)	(61,536)	–	–
Annual contract maintenance charges (note 2)	(29,152)	(32,581)	(1,134)	(1,145)	(90,305)	(97,829)	(444)	(25)
Contingent deferred sales charges (note 2)	(115,073)	(63,677)	(7,596)	(18,381)	(79,166)	(103,475)	(1,731)	(913)
Adjustments to maintain reserves	(3,634)	1,254	(383)	(385)	(1,282)	(11,232)	(814)	(106)

Net equity transactions	104,149,312	(8,904,034)	87,175	(723,614)	(40,977,305)	(14,824,267)	13,598,789	3,872,688

Net change in contract owners’ equity	108,526,408	(8,888,560)	1,053,320	169,608	(20,022,654)	17,802,948	14,143,744	3,990,761
Contract owners’ equity beginning of period	116,836,319	125,724,879	7,966,901	7,797,293	225,318,218	207,515,270	3,990,761	–

Contract owners’ equity end of period	$225,362,727	116,836,319	9,020,221	7,966,901	205,295,564	225,318,218	18,134,505	3,990,761

CHANGES IN UNITS:
Beginning units	8,471,408	8,511,968	497,419	543,076	7,134,701	7,656,207	345,932	–

Units purchased	13,657,777	2,937,791	116,401	126,588	782,410	1,607,568	1,419,257	368,224
Units redeemed	(2,728,306)	(2,978,351)	(111,010)	(172,245)	(2,050,023)	(2,129,074)	(324,828)	(22,292)

Ending units	19,400,879	8,471,408	502,810	497,419	5,867,088	7,134,701	1,440,361	345,932

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMSocRes		OppGlSec3		OppGlSec4		OppBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,846,764)	(277,427)	(376,095)	(302,622)	(518,084)	(409,727)	1,250,830	757,006
Realized gain (loss) on investments	71,171	393,090	2,801,485	2,014,628	4,003,610	522,952	598,802	1,571,881
Change in unrealized gain (loss) on investments	17,863,233	1,002,264	8,444,284	9,820,004	4,355,053	7,460,487	3,992,333	(4,454,590)
Reinvested capital gains	884,270	52,372	5,690,652	–	4,426,282	–	6,974,232	6,068,433

Net increase (decrease) in contract owners’ equity resulting from operations	16,971,910	1,170,299	16,560,326	11,532,010	12,266,861	7,573,712	12,816,197	3,942,730

Equity transactions:
Purchase payments received from contract owners (note 3)	92,995,135	9,720,405	13,087,967	13,706,619	24,720,041	26,099,813	4,019,104	4,960,047
Transfers between funds	92,986,867	11,466,212	8,819,694	11,503,678	(12,088,852)	13,585,381	(6,688,744)	1,250,086
Redemptions (note 3)	(3,912,510)	(806,716)	(17,366,251)	(16,696,300)	(3,810,335)	(2,619,209)	(27,377,382)	(30,264,215)
Annuity benefits	–	–	(14,436)	(7,118)	–	–	(18,390)	(28,479)
Annual contract maintenance charges (note 2)	(6,097)	(2,456)	(41,627)	(36,339)	(8,403)	(4,509)	(64,436)	(77,477)
Contingent deferred sales charges (note 2)	(73,800)	(12,009)	(71,652)	(78,583)	(75,695)	(43,490)	(51,060)	(63,850)
Adjustments to maintain reserves	(7,806)	(1,436)	(1,134)	3,646	(3,614)	(1,636)	115	(1,825)

Net equity transactions	181,981,789	20,364,000	4,412,561	8,395,603	8,733,142	37,016,350	(30,180,793)	(24,225,713)

Net change in contract owners’ equity	198,953,699	21,534,299	20,972,887	19,927,613	21,000,003	44,590,062	(17,364,596)	(20,282,983)
Contract owners’ equity beginning of period	33,095,968	11,561,669	100,293,179	80,365,566	73,470,008	28,879,946	155,219,888	175,502,871

Contract owners’ equity end of period	$232,049,667	33,095,968	121,266,066	100,293,179	94,470,011	73,470,008	137,855,292	155,219,888

CHANGES IN UNITS:
Beginning units	2,318,131	851,027	5,308,749	4,802,654	5,674,152	2,505,064	5,647,775	6,601,220

Units purchased	13,198,217	1,989,434	1,580,530	2,038,186	2,760,014	4,081,037	247,586	469,127
Units redeemed	(948,746)	(522,330)	(1,364,633)	(1,532,091)	(2,129,774)	(911,949)	(1,371,481)	(1,422,572)

Ending units	14,567,602	2,318,131	5,524,646	5,308,749	6,304,392	5,674,152	4,523,880	5,647,775

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppCapAp		OppCapApS		OppBdFd		OppGlSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,022,239)	(452,581)	(869,374)	(479,669)	5,131,960	6,128,568	(820,559)	(809,964)
Realized gain (loss) on investments	10,711,325	11,795,293	891,357	697,608	(371,689)	(418,700)	32,888,573	28,460,950
Change in unrealized gain (loss) on investments	(3,008,832)	(7,528,707)	3,574,841	1,912,673	(297,292)	(3,868,180)	(4,020,288)	9,143,589
Reinvested capital gains	–	–	–	–	–	–	16,748,798	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,680,254	3,814,005	3,596,824	2,130,612	4,462,979	1,841,688	44,796,524	36,794,575

Equity transactions:
Purchase payments received from contract owners (note 3)	5,320,567	6,458,722	8,052,827	16,888,633	3,570,240	4,789,070	–	5,487
Transfers between funds	(10,663,821)	(14,127,381)	(4,793,449)	630,576	(2,568,922)	(2,811,009)	(13,070,042)	(12,940,443)
Redemptions (note 3)	(23,301,131)	(26,315,862)	(3,747,086)	(3,314,566)	(24,748,251)	(33,511,357)	(53,302,671)	(63,462,987)
Annuity benefits	(27,271)	(32,722)	–	–	(12,493)	(45,049)	(43,850)	(75,205)
Annual contract maintenance charges (note 2)	(64,375)	(79,349)	(7,430)	(6,733)	(53,118)	(66,040)	(117,849)	(135,881)
Contingent deferred sales charges (note 2)	(79,686)	(125,939)	(74,432)	(73,763)	(46,595)	(77,101)	(85,997)	(149,846)
Adjustments to maintain reserves	(266)	2,543	(3,984)	(2,779)	3,309	(22,007)	4,272	(7,603)

Net equity transactions	(28,815,983)	(34,219,988)	(573,554)	14,121,368	(23,855,830)	(31,743,493)	(66,616,137)	(76,766,478)

Net change in contract owners’ equity	(22,135,729)	(30,405,983)	3,023,270	16,251,980	(19,392,851)	(29,901,805)	(21,819,613)	(39,971,903)
Contract owners’ equity beginning of period	121,773,420	152,179,403	61,055,416	44,803,436	135,415,205	165,317,010	316,182,727	356,154,630

Contract owners’ equity end of period	$99,637,691	121,773,420	64,078,686	61,055,416	116,022,354	135,415,205	294,363,114	316,182,727

CHANGES IN UNITS:
Beginning units	7,865,933	10,200,109	4,173,108	3,161,586	6,433,177	8,037,160	8,956,758	11,400,256

Units purchased	619,129	1,757,681	866,201	2,015,916	412,354	514,781	–	–
Units redeemed	(2,447,904)	(4,091,857)	(909,446)	(1,004,394)	(1,579,780)	(2,118,764)	(1,791,093)	(2,443,498)

Ending units	6,037,158	7,865,933	4,129,863	4,173,108	5,265,751	6,433,177	7,165,665	8,956,758

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSecS		OppHighInc		OppHighIncS		OppMSt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(124,141)	(121,505)	(3,991)	–	2,391,091	1,631,723	(47,270)	23,206
Realized gain (loss) on investments	743,597	599,114	2,432	–	(97,084)	(782,015)	1,773,554	1,814,860
Change in unrealized gain (loss) on investments	1,316,446	1,966,157	39,501	–	724,880	(601,406)	1,860,960	(564,315)
Reinvested capital gains	1,203,577	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,139,479	2,443,766	37,942	–	3,018,887	248,302	3,587,244	1,273,751

Equity transactions:
Purchase payments received from contract owners (note 3)	–	441	15,468	–	6,678,184	10,262,631	2,073,565	2,150,268
Transfers between funds	(2,025,595)	(2,521,853)	901,175	–	(337,721)	(1,887,208)	64,235	(1,040,113)
Redemptions (note 3)	(1,060,555)	(907,799)	(29,532)	–	(4,320,931)	(2,768,049)	(5,722,488)	(6,202,146)
Annuity benefits	–	–	–	–	(2,988)	–	(5,239)	(4,940)
Annual contract maintenance charges (note 2)	(2,218)	(2,631)	(94)	–	(3,253)	(2,613)	(15,876)	(17,515)
Contingent deferred sales charges (note 2)	(20,626)	(16,560)	(1)	–	(71,581)	(42,767)	(27,417)	(35,693)
Adjustments to maintain reserves	(807)	(561)	(4)	–	(2,090)	(1,805)	(152)	442

Net equity transactions	(3,109,801)	(3,448,963)	887,012	–	1,939,620	5,560,189	(3,633,372)	(5,149,697)

Net change in contract owners’ equity	29,678	(1,005,197)	924,954	–	4,958,507	5,808,491	(46,128)	(3,875,946)
Contract owners’ equity beginning of period	22,094,897	23,100,094	–	–	39,502,363	33,693,872	29,132,598	33,008,544

Contract owners’ equity end of period	$22,124,575	22,094,897	924,954	–	44,460,870	39,502,363	29,086,470	29,132,598

CHANGES IN UNITS:
Beginning units	1,118,144	1,316,404	–	–	3,038,153	2,601,130	3,231,392	3,830,214

Units purchased	239	19	94,439	–	2,027,069	3,887,970	594,621	567,018
Units redeemed	(150,395)	(198,279)	(6,472)	–	(1,884,813)	(3,450,947)	(984,167)	(1,165,840)

Ending units	967,988	1,118,144	87,967	–	3,180,409	3,038,153	2,841,846	3,231,392

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMStS		OppMStSCap		OppMStSCapS		OppMidCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,528,476)	(212,761)	(8,504)	–	(705,070)	(241,714)	(305,748)	(345,309)
Realized gain (loss) on investments	–	167,095	(1,712)	–	836,351	162,767	3,164,559	1,976,026
Change in unrealized gain (loss) on investments	19,680,869	1,877,496	137,198	–	3,887,706	1,149,880	(2,431,174)	782,075
Reinvested capital gains	–	–	–	–	861,082	360,742	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	18,152,393	1,831,830	126,982	–	4,880,069	1,431,675	427,637	2,412,792

Equity transactions:
Purchase payments received from contract owners (note 3)	86,721,062	14,522,054	75,812	–	27,013,830	6,234,311	1,990,210	1,997,607
Transfers between funds	81,234,646	8,234,673	2,122,494	–	19,741,710	1,298,105	(6,645,482)	2,409,538
Redemptions (note 3)	(5,705,191)	(1,976,344)	(47,095)	–	(1,837,853)	(758,174)	(5,246,648)	(5,782,714)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(7,209)	(4,441)	(155)	–	(3,373)	(2,085)	(16,944)	(19,828)
Contingent deferred sales charges (note 2)	(112,644)	(49,302)	(57)	–	(43,621)	(12,942)	(28,047)	(40,755)
Adjustments to maintain reserves	(9,185)	(2,462)	(16)	–	(2,851)	(670)	(217)	172

Net equity transactions	162,121,479	20,724,178	2,150,983	–	44,867,842	6,758,545	(9,947,128)	(1,435,980)

Net change in contract owners’ equity	180,273,872	22,556,008	2,277,965	–	49,747,911	8,190,220	(9,519,491)	976,812
Contract owners’ equity beginning of period	55,729,762	33,173,754	–	–	21,104,247	12,914,027	28,985,432	28,008,620

Contract owners’ equity end of period	$236,003,634	55,729,762	2,277,965	–	70,852,158	21,104,247	19,465,941	28,985,432

CHANGES IN UNITS:
Beginning units	3,831,295	2,371,195	–	–	1,105,896	731,026	4,765,383	5,103,889

Units purchased	11,493,472	1,854,727	257,275	–	2,703,482	536,160	1,008,584	2,237,981
Units redeemed	(915,262)	(394,627)	(29,610)	–	(504,378)	(161,290)	(2,626,603)	(2,576,487)

Ending units	14,409,505	3,831,295	227,665	–	3,305,000	1,105,896	3,147,364	4,765,383

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PioSmCapV2		PioSmCapV		PVTGroInc		PVTIntEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,025	(3,795)	(6,281)	–	(4,912)	(7,549)	(14,526)	1,281
Realized gain (loss) on investments	(155,622)	15,698	(4,050)	–	259,374	141,833	31,067	58,829
Change in unrealized gain (loss) on investments	(151,881)	97,910	68,855	–	675,415	213,822	351,798	84,494
Reinvested capital gains	333,283	575	42,374	–	209,015	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	29,805	110,388	100,898	–	1,138,892	348,106	368,339	144,604

Equity transactions:
Purchase payments received from contract owners (note 3)	175,187	102,228	11,604	–	121,759	2,194,635	–	–
Transfers between funds	(1,439,840)	534,863	1,383,266	–	(706,154)	332,482	(29,481)	(368,821)
Redemptions (note 3)	(2,723)	(28,729)	(153,979)	–	(728,783)	(525,240)	(62,235)	(122,206)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(56)	(64)	(62)	–	(1,246)	(1,114)	(150)	(175)
Contingent deferred sales charges (note 2)	–	–	–	–	(12,362)	(13,324)	(1,073)	(3,962)
Adjustments to maintain reserves	(17)	(68)	(19)	–	(715)	(535)	(234)	(161)

Net equity transactions	(1,267,449)	608,230	1,240,810	–	(1,327,501)	1,986,904	(93,173)	(495,325)

Net change in contract owners’ equity	(1,237,644)	718,618	1,341,708	–	(188,609)	2,335,010	275,166	(350,721)
Contract owners’ equity beginning of period	1,237,644	519,026	–	–	8,937,063	6,602,053	1,485,977	1,836,698

Contract owners’ equity end of period	$–	1,237,644	1,341,708	–	8,748,454	8,937,063	1,761,143	1,485,977

CHANGES IN UNITS:
Beginning units	80,124	38,238	–	–	644,011	491,760	92,906	126,817
Units purchased	30,999	55,835	142,795	–	46,906	244,705	–	–
Units redeemed	(111,123)	(13,949)	(18,647)	–	(139,314)	(92,454)	(5,368)	(33,911)

Ending units	–	80,124	124,148	–	551,603	644,011	87,538	92,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVTVoyII		TRoeBlChip2		TRowEqInc2		TRowLtdTBd2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(43,005)	(32,709)	(174,205)	(25,952)	(8,384)	22,910	130,158	18,954
Realized gain (loss) on investments	95,509	56,471	130,049	12,982	44,978	1,577	(6,691)	(1,629)
Change in unrealized gain (loss) on investments	35,601	135,681	1,536,062	228,429	3,857,050	(313,305)	47,408	(10,973)
Reinvested capital gains	–	–	–	–	1,294,029	510,443	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	88,105	159,443	1,491,906	215,459	5,187,673	221,625	170,875	6,352

Equity transactions:
Purchase payments received from contract owners (note 3)	37,816	641,460	8,736,935	4,691,958	21,170,874	9,225,205	5,001,933	3,547,765
Transfers between funds	(519,877)	(217,446)	6,123,422	1,889,664	15,340,205	4,319,107	1,364,625	(510,548)
Redemptions (note 3)	(289,662)	(266,841)	(613,356)	(120,726)	(1,014,358)	(193,713)	(305,605)	(62,732)
Annuity benefits	–	–	–	–	(670)	–	–	–
Annual contract maintenance charges (note 2)	(498)	(467)	(718)	(12)	(1,554)	(69)	(207)	–
Contingent deferred sales charges (note 2)	(5,915)	(3,673)	(5,020)	(19)	(9,775)	(3,366)	(935)	(3,356)
Adjustments to maintain reserves	(366)	(459)	(1,057)	(202)	(1,739)	(305)	(1,064)	(303)

Net equity transactions	(778,502)	152,574	14,240,206	6,460,663	35,482,983	13,346,859	6,058,747	2,970,826

Net change in contract owners’ equity	(690,397)	312,017	15,732,112	6,676,122	40,670,656	13,568,484	6,229,622	2,977,178
Contract owners’ equity beginning of period	3,456,648	3,144,631	6,676,122	–	13,568,484	–	2,977,178	–

Contract owners’ equity end of period	$2,766,251	3,456,648	22,408,234	6,676,122	54,239,140	13,568,484	9,206,800	2,977,178

CHANGES IN UNITS:
Beginning units	276,236	261,001	596,546	–	1,288,795	–	297,273	–

Units purchased	47,677	92,357	1,577,178	642,389	3,549,455	1,368,433	800,442	425,058
Units redeemed	(110,697)	(77,122)	(313,156)	(45,843)	(425,933)	(79,638)	(200,380)	(127,785)

Ending units	213,216	276,236	1,860,568	596,546	4,412,317	1,288,795	897,335	297,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldBdR1		VEWrldBd		VEWrldEMktR1		VEWrldEMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$475,515	320,862	1,829,223	1,984,463	(159,197)	(76,208)	(280,134)	(175,050)
Realized gain (loss) on investments	(233,304)	31,427	(577,963)	363,585	1,523,556	1,018,667	5,020,480	4,113,344
Change in unrealized gain (loss) on investments	138,245	(647,553)	(88,888)	(3,779,609)	3,126,469	1,904,001	4,165,084	6,093,153
Reinvested capital gains	–	–	–	–	1,655,963	–	4,059,314	–

Net increase (decrease) in contract owners’ equity resulting from operations	380,456	(295,264)	1,162,372	(1,431,561)	6,146,791	2,846,460	12,964,744	10,031,447

Equity transactions:
Purchase payments received from contract owners (note 3)	598,469	831,072	1,016	2,166	1,385,845	1,259,829	10,392	24,936
Transfers between funds	762,085	2,517,663	(1,510,207)	(1,877,467)	5,733,378	5,767,907	(3,827,441)	(2,959,728)
Redemptions (note 3)	(971,018)	(1,585,830)	(4,655,526)	(5,487,243)	(2,646,848)	(1,915,875)	(6,129,821)	(7,279,534)
Annuity benefits	–	–	(2,378)	(15,028)	(1,583)	(1,222)	(8,187)	(7,965)
Annual contract maintenance charges (note 2)	(1,882)	(1,707)	(11,864)	(16,194)	(6,277)	(4,010)	(18,601)	(19,920)
Contingent deferred sales charges (note 2)	(3,254)	(3,469)	(7,972)	(14,200)	(8,113)	(4,809)	(18,699)	(21,853)
Adjustments to maintain reserves	(49)	(103)	648	(11,711)	76	97	1,461	702

Net equity transactions	384,351	1,757,626	(6,186,283)	(7,419,677)	4,456,478	5,101,917	(9,990,896)	(10,263,362)

Net change in contract owners’ equity	764,807	1,462,362	(5,023,911)	(8,851,238)	10,603,269	7,948,377	2,973,848	(231,915)
Contract owners’ equity beginning of period	6,998,382	5,536,020	27,009,875	35,861,113	14,422,738	6,474,361	39,427,440	39,659,355

Contract owners’ equity end of period	$7,763,189	6,998,382	21,985,964	27,009,875	25,026,007	14,422,738	42,401,288	39,427,440

CHANGES IN UNITS:
Beginning units	653,908	494,491	1,440,459	1,831,299	877,819	513,201	2,663,102	3,491,296

Units purchased	335,216	419,148	54	–	807,066	918,165	28	–
Units redeemed	(298,190)	(259,731)	(333,340)	(390,840)	(578,451)	(553,547)	(583,413)	(828,194)

Ending units	690,934	653,908	1,107,173	1,440,459	1,106,434	877,819	2,079,717	2,663,102

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldHAsR1		VEWrldHAs		VKCorPlus		VKCorPlus2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(445,366)	(197,893)	(637,107)	(434,388)	3,055	–	1,193,567	206,177
Realized gain (loss) on investments	5,498,525	1,464,932	7,290,360	5,151,095	(5,881)	–	(400)	3,563
Change in unrealized gain (loss) on investments	(1,083,256)	5,623,795	817,332	13,522,689	20,028	–	328,513	2,763
Reinvested capital gains	1,932,012	–	2,999,882	–	1,099	–	306,481	85,092

Net increase (decrease) in contract owners’ equity resulting from operations	5,901,915	6,890,834	10,470,467	18,239,396	18,301	–	1,828,161	297,595

Equity transactions:
Purchase payments received from contract owners (note 3)	2,065,709	1,531,360	17,406	7,378	45,355	–	46,844,551	7,031,021
Transfers between funds	2,321,399	14,497,498	(4,549,961)	(3,301,557)	1,369,635	–	46,098,453	5,758,142
Redemptions (note 3)	(5,508,611)	(3,238,875)	(7,213,857)	(7,102,853)	(16,757)	–	(2,264,744)	(647,607)
Annuity benefits	(1,644)	(1,295)	(8,175)	(6,897)	–	–	–	–
Annual contract maintenance charges (note 2)	(10,616)	(5,637)	(21,176)	(21,674)	(86)	–	(1,882)	(700)
Contingent deferred sales charges (note 2)	(9,717)	(7,128)	(14,404)	(11,498)	–	–	(35,165)	(8,692)
Adjustments to maintain reserves	(226)	332	2,845	3,160	(24)	–	(5,007)	(975)

Net equity transactions	(1,143,706)	12,776,255	(11,787,322)	(10,433,941)	1,398,123	–	90,636,206	12,131,189

Net change in contract owners’ equity	4,758,209	19,667,089	(1,316,855)	7,805,455	1,416,424	–	92,464,367	12,428,784
Contract owners’ equity beginning of period	28,971,878	9,304,789	50,038,192	42,232,737	–	–	20,680,370	8,251,586

Contract owners’ equity end of period	$33,730,087	28,971,878	48,721,337	50,038,192	1,416,424	–	113,144,737	20,680,370

CHANGES IN UNITS:
Beginning units	1,551,985	746,021	1,699,058	2,157,026	–	–	1,959,026	797,097

Units purchased	1,192,380	1,653,937	1,196	–	171,065	–	9,356,263	1,335,234
Units redeemed	(1,274,146)	(847,973)	(359,270)	(457,968)	(34,971)	–	(742,688)	(173,305)

Ending units	1,470,219	1,551,985	1,340,984	1,699,058	136,094	–	10,572,601	1,959,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKEmMkt		VKEmMkt2		VKUSRealEst		VKUSRealEst2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$771,102	873,890	171,857	169,669	(492,343)	(224,950)	(515,975)	(213,936)
Realized gain (loss) on investments	168,220	211,783	(15,020)	(15,386)	19,553,508	18,249,203	5,011,279	1,910,125
Change in unrealized gain (loss) on investments	(267,286)	58,642	4,511	70,779	29,064,115	2,788,992	17,752,662	5,239,548
Reinvested capital gains	198,048	224,689	45,299	45,227	12,898,400	4,922,427	5,982,846	1,532,785

Net increase (decrease) in contract owners’ equity resulting from operations	870,084	1,369,004	206,647	270,289	61,023,680	25,735,672	28,230,812	8,468,522

Equity transactions:
Purchase payments received from contract owners (note 3)	89	–	–	–	7,009,648	6,437,876	24,243,217	22,439,002
Transfers between funds	(1,271,160)	(1,342,236)	(212,492)	(866,086)	(12,693)	(589,719)	931,702	(3,177,939)
Redemptions (note 3)	(2,709,903)	(2,947,737)	(172,118)	(162,837)	(33,197,542)	(35,486,597)	(5,359,922)	(3,636,463)
Annuity benefits	–	(9,826)	–	–	(9,881)	(30,115)	(5,605)	(845)
Annual contract maintenance charges (note 2)	(5,696)	(7,531)	(342)	(437)	(75,427)	(75,127)	(10,423)	(6,826)
Contingent deferred sales charges (note 2)	(4,951)	(11,048)	(2,809)	(4,405)	(84,899)	(107,279)	(102,988)	(88,753)
Adjustments to maintain reserves	16	2,118	(366)	(109)	6,282	72,132	(2,189)	(1,159)

Net equity transactions	(3,991,605)	(4,316,260)	(388,127)	(1,033,874)	(26,364,512)	(29,778,829)	19,693,792	15,527,017

Net change in contract owners’ equity	(3,121,521)	(2,947,256)	(181,480)	(763,585)	34,659,168	(4,043,157)	47,924,604	23,995,539
Contract owners’ equity beginning of period	12,534,982	15,482,238	2,577,975	3,341,560	183,682,293	187,725,450	68,802,572	44,807,033

Contract owners’ equity end of period	$9,413,461	12,534,982	2,396,495	2,577,975	218,341,461	183,682,293	116,727,176	68,802,572

CHANGES IN UNITS:
Beginning units	725,492	992,232	171,015	246,266	4,368,496	5,160,818	3,310,194	2,479,086

Units purchased	5	–	878	813	829,233	1,104,200	2,036,989	1,900,386
Units redeemed	(227,339)	(266,740)	(26,357)	(76,064)	(1,387,028)	(1,896,522)	(1,201,722)	(1,069,278)

Ending units	498,158	725,492	145,536	171,015	3,810,701	4,368,496	4,145,461	3,310,194

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VicDivrStk		WFDisc		WFLrgCoGro		WFMnMrkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(9,916)	(9,056)	(933,893)	(961,411)	(2,756)	(1,469)	2,359	723
Realized gain (loss) on investments	25,142	3,561	3,595,515	1,565,298	194	(85)	–	–
Change in unrealized gain (loss) on investments	70,173	57,946	5,897,547	(3,114,203)	2,873	10,014	–	–
Reinvested capital gains	24,629	–	–	6,905,488	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	110,028	52,451	8,559,169	4,395,172	311	8,460	2,359	723

Equity transactions:
Purchase payments received from contract owners (note 3)	123,893	294,765	1,176,127	1,199,076	1,400	73,423	15,051,627	10,328,758
Transfers between funds	(40,527)	61,584	(940,787)	(2,420,398)	–	33,583	(13,968,889)	(8,472,986)
Redemptions (note 3)	(81,832)	(48,144)	(10,351,662)	(12,056,562)	(2,248)	(714)	(1,079,077)	(1,845,926)
Annuity benefits	–	–	(14,023)	(14,389)	–	–	–	–
Annual contract maintenance charges (note 2)	(199)	(151)	(35,066)	(39,572)	(42)	(4)	–	–
Contingent deferred sales charges (note 2)	(1,263)	(3,444)	(17,066)	(29,605)	(45)	–	–	–
Adjustments to maintain reserves	(98)	(13)	(392,909)	6,689	(26)	(2)	337	129

Net equity transactions	(26)	304,597	(10,575,386)	(13,354,761)	(961)	106,286	3,998	9,975

Net change in contract owners’ equity	110,002	357,048	(2,016,217)	(8,959,589)	(650)	114,746	6,357	10,698
Contract owners’ equity beginning of period	859,735	502,687	70,754,053	79,713,642	137,863	23,117	10,698	–

Contract owners’ equity end of period	$969,737	859,735	68,737,836	70,754,053	137,213	137,863	17,055	10,698

CHANGES IN UNITS:
Beginning units	64,852	40,476	2,486,339	3,008,430	13,234	2,297	1,058	–

Units purchased	9,226	28,988	148,193	172,979	135	11,009	1,683,830	1,081,962
Units redeemed	(8,757)	(4,612)	(495,902)	(695,070)	(226)	(72)	(1,683,253)	(1,080,904)

Ending units	65,321	64,852	2,138,630	2,486,339	13,143	13,234	1,635	1,058

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WFOpp		WFTotRetBd
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$(4,650,382)	(5,234,477)	691	37
Realized gain (loss) on investments	3,746,830	(9,259,002)	(2)	–
Change in unrealized gain (loss) on investments	(1,783,769)	37,584,286	(124)	130
Reinvested capital gains	37,907,571	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	35,220,250	23,090,807	565	167

Equity transactions:
Purchase payments received from contract owners (note 3)	7,927,891	9,940,417	–	–
Transfers between funds	(20,188,624)	(21,710,516)	–	21,250
Redemptions (note 3)	(61,448,279)	(71,270,473)	–	–
Annuity benefits	(56,229)	(78,638)	–	–
Annual contract maintenance charges (note 2)	(164,013)	(196,177)	–	–
Contingent deferred sales charges (note 2)	(132,291)	(213,228)	–	–
Adjustments to maintain reserves	377,238	3,613	(3)	2

Net equity transactions	(73,684,307)	(83,525,002)	(3)	21,252

Net change in contract owners’ equity	(38,464,057)	(60,434,195)	562	21,419
Contract owners’ equity beginning of period	373,720,329	434,154,524	21,419	–

Contract owners’ equity end of period	$335,256,272	373,720,329	21,981	21,419

CHANGES IN UNITS:
Beginning units	8,710,393	10,844,850	2,116	–

Units purchased	239,865	328,146	–	2,116
Units redeemed	(1,944,589)	(2,462,603)	–	–

Ending units	7,005,669	8,710,393	2,116	2,116

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2)

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2)

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2)

Alger American Balanced Portfolio – Class S Shares (AlgerBal)

Alger American Mid Cap Growth Portfolio – Class S Shares (AlgMidCapGr)

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio –

        Class B (AlGrIncB)

    AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio –

        Class B (AlSmMdCpB)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Balanced Fund – Class I (ACVPBal)

    American Century Variable Portfolios Inc. – Capital Appreciation Fund – Class I (ACVPCapAp)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class II (ACVPIncGr2)

    American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – International Fund – Class II (ACVPInt2)

    American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

    American Century Variable Portfolios Inc. – International Fund – Class IV (ACVPInt4)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class II (ACVPUltra2)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – Value Fund – Class II (ACVPVal2)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista1)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class II (ACVPVista2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the American Funds Insurance Series®;

    American Funds Insurance Series®– Growth Fund – Class 1 (AmerGro)

    American Funds Insurance Series®– High-Income Bond Fund – Class 1 (AmerHiInc)

    American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund –

        Class 1 (AmerUSGvt)

Portfolios of the BB&T Variable Insurance Funds;

    BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund (BBTCapMgr)*

    BB&T Variable Insurance Funds – BB&T VIF Large Cap (BBTLgCapV)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Cap Value Fund)*

    BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth (BBTLgCapGr)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Company Growth Fund)*

    BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund (BBTMdCapGr)*

Charles Schwab Money Market Portfolio (ChScMM)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – European Equity Portfolio (DryEuroEq)*

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Dreyfus Stock Index Fund Inc. – Service Shares (DryStklxS)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS)

    Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIFGrInc)

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS)

    Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS)

    Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp)

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

    Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R (FidVIPOvR)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 (FidVIPOvS2)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class 2 (FidVIPIGBdS2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio –

        Initial Class (FidVIPGrOp)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV;

    Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

        (formerly Fidelity® Variable Insurance Products Fund IV – Natural Resources Portfolio –

            Service Class 2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class (FidVIPFree10S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class 2 (FidVIPFree10S2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class (FidVIPFree20S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class 2 (FidVIPFree20S2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class (FidVIPFree30S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class 2 (FidVIPFree30S2)

Portfolio of the Financial Investors Variable Insurance Trust;

    Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust –

        Franklin Income Securities Fund – Class 2 (FrVIPIncSec2)

    Franklin Templeton Variable Insurance Products Trust –

        Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)

    Franklin Templeton Variable Insurance Products Trust –

        Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

    Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

    Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

    Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6)

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT – Emerging Markets Fund – Class II (GVITEmMrkts2)

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8)

    Gartmore GVIT – Global Financial Services Fund – Class II (GVITGlFin2)

    Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3)

    Gartmore GVIT – Global Health Sciences Fund – Class II (GVITGlHlth2)

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT – Global Health Sciences Fund – Class VI (GVITGlHlth6)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Technology and Communications Fund – Class II (GVITGlTech2)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Global Technology and Communications Fund – Class VI (GVITGlTech6)

    Gartmore GVIT – Global Utilities Fund – Class II (GVITGlUtl2)

    Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Growth Fund – Class II (GVITMdCpGr2)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2)

    Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2)

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I (GVITTGroFoc)*

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III (GVITTGroFoc3)*

    Gartmore GVIT – U.S. Growth Leaders Fund – Class II (GVITUSGro2)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class II (GVITVKVal2)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

        (formerly Janus Aspen Series – Risk-Managed Core Portfolio – Service Shares)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the JPMorgan Insurance Trust;

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Balanced Portfolio 1 (JPMBal)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio 1 (JPMCBond)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Bond Portfolio 1)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Equity Portfolio 1 (JPMDivEq)*

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Growth Portfolio 1)*

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Value Portfolio 1)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Equity Index Portfolio 1 (JPMEqIndx)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Government Bond Portfolio 1 (JPMGvtBd)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (JPMMidCap)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Diversified Mid Cap Portfolio 1)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Large Cap Growth Portfolio 1 (JPMLgCapGr)*

Portfolio of the JPMorgan Series Trust II;

    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS)

    MFS Variable Insurance Trust – Value Series – Service Class (MFSValS)

Portfolios of the MTB Group of Funds;

    MTB Large Cap Growth Fund II (MTBLgCapGr2)

    MTB Large Cap Value Fund II (MTBLgCapV2)

    MTB Managed Allocation Fund – Aggressive Growth II (MTBAggGr2)

    MTB Managed Allocation Fund – Conservative Growth II (MTBConGr2)

    MTB Managed Allocation Fund – Moderate Growth II (MTBModGr2)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro)

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio –

        Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        S Class Shares (NBAMTMCGrS)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA –

        Non-Service Shares (OppBal)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Service Class (OppCapApS)

    Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA –

        Non-Service Shares (OppBdFd)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Bond Fund/VA – Initial Class)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Service Class (OppGlSecS)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer High Income Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Service Class (OppHighIncS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street®Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street®Fund/VA –

        Service Class (OppMStS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street®Small Cap Fund/VA –

        Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street®Small Cap Fund/VA –

        Service Class (OppMStSCapS)

    Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

        Non-Service Shares (OppMidCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Aggressive Growth Fund/VA – Initial Class)

Pioneer Small Cap Value II VCT Portfolio – Class I (PioSmCapV2)*

Pioneer Small Cap Value VCT Portfolio – Class I (PioSmCapV)

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)

    Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq)

    Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII)

Portfolio of the Strong Variable Insurance Funds Inc.;

    Strong Variable Insurance Funds Inc. – Strong International Stock Fund II (StIntStk2)*

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

Portfolios of the Van Eck Worldwide Insurance Trust;

    Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1 (VEWrldBdR1)

    Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class I (VKCorPlus)

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class II (VKCorPlus2)

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class II (VKEmMkt2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class II (VKUSRealEst2)

Portfolio of the Van Kampen Life Investment Trust;

    Van Kampen Life Investment Trust – Morgan Stanley Real Estate Securities Fund (VKRealEstSec)*

Portfolios of the Victory Variable Insurance Funds;

    Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk)

    Victory Variable Insurance Funds – Investment Quality Bond Fund Class A Shares (VicInvQBd)*

    Victory Variable Insurance Funds – Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Asset Allocation Fund (WFAsAlloc)*

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Discovery FundSM (WFDisc)

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Large Company Growth Fund (WFLrgCoGro)

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Money Market Fund (WFMnMrkt)

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Opportunity FundSM (WFOpp)

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Small Cap Growth Fund (WFSmCapGr)*

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Total Return Bond Fund (WFTotRetBd)

*At December 31, 2006, contract owners were not invested in the fund.

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount surrendered. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account –II Options	BOA IV	America’s Vision	NEBA	America’s Future II	All American Gold	Achiever	Future Venue	Exclusive Venue	Elite Venue	Choice Venue II	Schwab
Variable Account Charges – Recurring	1.30%	1.40%	0.80%	1.15%	1.15%	1.55%	1.10%	1.60%	1.75%	1.50%	0.95%
CDSC Options:
Four Year CDSC	–	–	–	0.25%	0.25%	0.20%	–	–	–	–	–
No CDSC	–	–	–	0.30%	0.30%	0.25%	–	–	–	–	–
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	–	–	–	0.20%(2)	0.20%(2)	–	0.15%(3)	–	–	–	–
One-Year Enhanced	–	–	–	0.10%(4)	0.10%(4)	–	0.10%(4)	–	–	–	0.10%
One-Month Enhanced II	–	–	–	–	–	–	0.35%(3)	0.20%(2)	0.20%(2)	0.20%(2)	–
One-Month Enhanced	–	–	–	–	0.35%(2)	0.20%(2)	0.30%(6)	0.20%(6)	0.20%(6)	0.20%(6)	–
Combination Enhanced II	–	–	–	–	–	–	0.45%(3)	0.35%(2)	0.35%(2)	0.35%(2)	–
Combination Enhanced	–	–	–	–	0.40%(5)	0.30%(5)	0.40%(7)	0.30%(7)	0.30%(7)	0.30%(7)	0.40%
Spousal Protection Annuity Option:
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Annuity Option II	–	–	–	–	–	–	0.20%(3)	–	–	–	–
Spousal Protection Annuity Option	–	–	–	–	–	–	0.10%(8)	0.20%	0.20%	0.20%	–
Beneficiary Protector II Option	–	–	–	–	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Capital Preservation Plus Option	–	–	–	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Lifetime Income Option	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Spousal Continuation Benefit Option	–	–	–	0.15%	0.15%	0.15%	0.15%	–	0.15%	0.15%	–
Extra Value Option (EV):
Fee assessed to assets of the
variable account and to
allocations made to the fixed
account or guaranteed term
options in exchange for application
of Extra Value Credit of purchase
payments made during the first
12 months contract is in force.

3% Extra Value Credit Option	–	–	–	0.30%	0.45%(9)	0.10%	0.45%	–	–	–	–
4% Extra Value Credit Option	–	–	–	0.40%	–	0.25%	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	0.70%(2)	0.45%(10)	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	–	0.55%(11)	–	–	–	–	–

Maximum Variable Account Charges(1):	1.30%	1.40%	0.80%	3.20%	4.00%	4.15%	3.70%	3.00%	3.80%	3.55%	2.20%

(1)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2)	Available beginning May 1, 2004 or a later date if state law requires.
(3	Available beginning September 1, 2004 or a later date if state law requires.
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option.
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option.
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option.
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option.
(8)	Available until state approval is received for the Spousal Protection Annuity II Option.
(9)	Available until state approval is received for the 5% Extra Value Option.
(10)	Non-NY residents.
(11)	NY residents.
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006:

	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlGrIncB	AlSmMdCpB
0.80%	$265,429	–	14	5	–	–	–	–
0.95%	325,973	1,303	1,375	1,142	1,891	1,451	1,695	994
1.05%	240,962	944	2,025	594	1,101	2,842	2,449	1,500
1.10%	211,712	4,302	555	142	–	–	580	235
1.15%	10,601,021	80,387	21,269	38,766	–	–	30,903	9,992
1.20%	125,117	1,738	44	14	–	–	1,082	145
1.25%	3,029,760	32,546	5,708	12,547	–	–	25,616	4,900
1.30%	75,976,687	1,967	565	3,048	–	–	2,290	408
1.35%	2,781,158	18,607	1,109	5,866	–	223	17	–
1.40%	39,745,339	12,024	5,174	4,143	–	120	10,167	748
1.45%	3,859,010	26,152	7,040	16,097	219	791	25,983	4,182
1.50%	2,950,076	45,484	10,773	12,098	–	–	23,513	5,872
1.55%	10,939,185	111,659	31,219	44,333	–	–	54,933	28,493
1.60%	1,148,244	12,798	2,195	2,625	–	–	7,475	4,254
1.65%	8,168,210	53,858	7,715	21,891	–	–	20,122	3,218
1.70%	1,582,598	31,548	8,515	6,067	–	–	17,524	11,695
1.75%	14,352,742	65,470	22,556	23,370	–	–	18,498	2,901
1.80%	5,743,448	79,555	13,684	17,201	–	43	39,138	29,592
1.85%	3,037,862	28,830	11,231	10,611	–	–	11,273	5,743
1.90%	2,129,922	10,926	6,339	1,648	–	–	9,704	1,088
1.95%	3,779,221	12,894	3,953	7,928	–	–	5,426	6,708
2.00%	7,425,595	27,209	10,555	7,578	–	–	3,779	1,549
2.05%	4,099,916	58,289	8,580	15,252	–	–	14,126	9,376
2.10%	2,720,220	14,701	3,789	3,772	–	–	4,662	826
2.15%	5,357,106	19,791	5,234	13,384	–	–	3,052	775
2.20%	1,986,606	4,323	654	3,417	–	–	1,551	104
2.25%	3,877,396	19,648	8,376	2,734	–	–	2,317	537
2.30%	1,333,304	10,657	2,285	4,731	–	–	4,249	–
2.35%	9,953,539	7,829	4,441	5,013	–	–	78	–
2.40%	907,292	2,763	1,676	1,496	–	–	1,024	275
2.45%	1,075,982	1,933	989	5,304	–	–	–	–
2.50%	582,409	3,335	2,546	1,954	–	–	183	–
2.55%	1,650,329	1,621	635	3,666	–	–	1,590	–
2.60%	786,917	2,913	1,611	299	–	–	801	–
2.65%	200,585	658	–	80	–	–	–	–
2.70%	601,991	450	161	3,877	–	–	–	–
2.75%	150,220	71	83	8,190	–	–	–	–
2.80%	153,912	522	575	130	–	–	199	–
2.85%	24,503	–	118	–	–	–	–	–
2.90%	166,792	–	–	–	–	–	392	–
2.95%	27,094	318	321	344	–	–	–	–
3.00%	59,687	–	–	161	–	–	–	–
3.05%	21,455	–	–	–	–	–	–	–
3.10%	44,947	–	–	–	–	–	–	–
3.15%	12,427	–	–	–	–	–	–	–
3.25%	12,215	–	–	–	–	–	–	–

Totals	$234,226,115	810,023	215,687	311,518	3,211	5,470	346,391	136,110

	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
0.80%	$2,868	1,854	711	–	274	2,164	–	800
0.95%	–	–	–	8,051	11,290	–	122	–
1.05%	–	–	–	5,732	6,428	–	–	–
1.10%	–	–	–	178	1,691	–	182	–
1.15%	–	–	–	26,608	106,013	–	8,803	–
1.20%	–	–	–	387	1,351	–	307	–
1.25%	–	–	–	15,985	47,746	–	4,975	–
1.30%	715,965	1,353,633	366,874	–	123,159	490,244	115	304,063
1.35%	–	–	–	418	27,778	–	–	–
1.40%	438,520	354,668	168,766	3,591	101,979	389,355	591	102,943
1.45%	–	–	–	10,722	69,878	–	4,799	–
1.50%	–	–	–	6,217	34,830	–	5,407	–
1.55%	–	–	–	44,118	180,066	–	4,051	–
1.60%	–	–	–	1,957	12,291	–	2,647	–
1.65%	–	–	–	12,467	63,703	–	1,953	–
1.70%	–	–	–	3,820	13,772	–	1,626	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
1.75%	–	–	–	8,421	92,889	–	735	–
1.80%	–	–	–	22,070	79,710	–	3,391	–
1.85%	–	–	–	8,854	27,892	–	1,688	–
1.90%	–	–	–	4,049	4,688	–	432	–
1.95%	–	–	–	8,190	21,987	–	454	–
2.00%	–	–	–	4,854	35,391	–	–	–
2.05%	–	–	–	2,294	27,793	–	2,511	–
2.10%	–	–	–	11,231	32,494	–	708	–
2.15%	–	–	–	993	16,893	–	524	–
2.20%	–	–	–	1,979	14,697	–	–	–
2.25%	–	–	–	477	11,858	–	–	–
2.30%	–	–	–	375	12,183	–	–	–
2.35%	–	–	–	522	6,476	–	–	–
2.40%	–	–	–	194	661	–	–	–
2.45%	–	–	–	–	2,934	–	–	–
2.50%	–	–	–	219	3,646	–	–	–
2.55%	–	–	–	276	2,356	–	–	–
2.60%	–	–	–	810	545	–	–	–
2.65%	–	–	–	301	165	–	–	–
2.70%	–	–	–	–	2,478	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	–	–	–	35	110	–	–	–
2.85%	–	–	–	95	69	–	–	–
2.90%	–	–	–	–	351	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	186	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,157,353	1,710,155	536,351	216,490	1,200,701	881,763	46,021	407,806

	ACVPInt4	ACVPMdCpV1	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
0.80%	$–	164	–	126	–	5,024	–	–
0.95%	1,443	–	–	–	815	–	3,560	–
1.05%	2,524	–	–	–	2,836	–	6,519	–
1.10%	1,087	–	15	–	506	–	3,346	–
1.15%	25,133	–	18,879	–	17,860	–	172,409	–
1.20%	141	–	–	–	622	–	436	–
1.25%	7,414	–	2,478	–	9,217	–	59,623	–
1.30%	291	7,223	–	48,763	22	1,272,291	1,803	577
1.35%	7,822	–	5,359	–	4,336	–	60,004	–
1.40%	2,444	3,868	3,787	24,369	2,411	677,056	29,781	111
1.45%	9,810	–	7,527	–	10,782	–	82,676	–
1.50%	3,196	–	6,277	–	10,226	–	42,069	–
1.55%	29,254	–	27,887	–	28,535	–	169,826	–
1.60%	3,405	–	1,065	–	6,411	–	13,641	–
1.65%	7,870	–	6,701	–	17,990	–	110,677	–
1.70%	2,164	–	1,020	–	15,089	–	22,048	–
1.75%	9,493	–	18,416	–	17,985	–	91,582	–
1.80%	17,974	–	7,513	–	18,935	–	110,333	–
1.85%	6,523	–	3,343	–	7,732	–	40,753	–
1.90%	2,245	–	709	–	5,039	–	16,517	–
1.95%	6,180	–	2,990	–	8,398	–	22,597	–
2.00%	4,921	–	4,098	–	6,009	–	42,144	–
2.05%	3,769	–	1,574	–	13,743	–	41,434	–
2.10%	768	–	5,374	–	6,023	–	18,518	–
2.15%	496	–	9,303	–	16,545	–	34,863	–
2.20%	155	–	462	–	2,438	–	8,055	–
2.25%	1	–	1,294	–	9,840	–	18,547	–
2.30%	170	–	858	–	2,520	–	10,429	–
2.35%	66	–	3,713	–	4,895	–	22,632	–
2.40%	–	–	1,683	–	908	–	12,070	–
2.45%	102	–	14	–	510	–	9,664	–
2.50%	–	–	135	–	4,947	–	6,655	–
2.55%	–	–	82	–	1,841	–	1,147	–
2.60%	–	–	1,880	–	201	–	1,314	–
2.65%	540	–	–	–	273	–	691	–
2.70%	88	–	1,570	–	394	–	3,398	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPInt4	ACVPMdCpV1	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
2.75%	–	–	–	–	155	–	232	–
2.80%	–	–	4	–	524	–	921	–
2.85%	–	–	–	–	184	–	–	–
2.90%	–	–	88	–	72	–	–	–
2.95%	–	–	–	–	–	–	86	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$157,489	11,255	146,098	73,258	257,769	1,954,371	1,293,000	688

	ACVPVista2	AmerGro	AmerHiInc	AmerUSGvt	ChScMM	CSTGlSmCp	CSTIntFoc	CSTSmCapGr
0.80%	$–	–	–	–	–	253	579	3,513
0.95%	–	–	–	–	72,070	–	–	–
1.05%	–	–	–	–	51,868	–	–	–
1.10%	237	–	–	–	–	–	–	–
1.15%	3,731	–	–	–	–	–	–	–
1.20%	–	–	–	–	–	–	–	–
1.25%	198	–	–	–	–	–	–	–
1.30%	–	260,120	20,296	26,507	–	40,708	282,285	762,695
1.35%	1,849	–	–	–	2,289	–	–	–
1.40%	495	–	–	–	911	22,830	292,784	453,139
1.45%	1,416	–	–	–	3,536	–	–	–
1.50%	1,439	–	–	–	–	–	–	–
1.55%	3,918	–	–	–	1,956	–	–	–
1.60%	494	–	–	–	–	–	–	–
1.65%	3,492	–	–	–	–	–	–	–
1.70%	191	–	–	–	–	–	–	–
1.75%	4,514	–	–	–	–	–	–	–
1.80%	546	–	–	–	–	–	–	–
1.85%	2,052	–	–	–	113	–	–	–
1.90%	15	–	–	–	98	–	–	–
1.95%	1,081	–	–	–	–	–	–	–
2.00%	2,293	–	–	–	–	–	–	–
2.05%	3,532	–	–	–	–	–	–	–
2.10%	509	–	–	–	–	–	–	–
2.15%	6,861	–	–	–	–	–	–	–
2.20%	378	–	–	–	–	–	–	–
2.25%	351	–	–	–	–	–	–	–
2.30%	581	–	–	–	–	–	–	–
2.35%	503	–	–	–	–	–	–	–
2.40%	1,168	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	215	–	–	–	–	–	–	–
2.55%	105	–	–	–	–	–	–	–
2.60%	102	–	–	–	–	–	–	–
2.65%	41	–	–	–	–	–	–	–
2.70%	324	–	–	–	–	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	137	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	659	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$43,427	260,120	20,296	26,507	132,841	63,791	575,648	1,219,347

	DrySmCapIxS	DrySRGro	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc
0.80%	$763	3,294	14,087	–	2,081	–	–	1,543
0.95%	6,432	–	–	28,905	–	3,302	1,582	–
1.05%	4,058	–	–	13,983	–	2,637	361	–
1.10%	510	–	–	4,282	–	982	126	–
1.15%	77,665	–	–	274,022	–	51,179	13,193	–
1.20%	963	–	–	3,693	–	125	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	DrySmCapIxS	DrySRGro	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc
1.25%	24,503	–	–	77,752	–	16,192	2,724	–
1.30%	218,938	848,004	4,533,532	2,807	438,720	1,395	–	277,552
1.35%	19,925	–	–	46,215	–	5,835	104	–
1.40%	114,241	304,073	2,937,498	21,153	231,243	6,074	2,394	176,263
1.45%	30,552	–	–	86,946	–	22,179	4,540	–
1.50%	12,106	–	–	77,583	–	21,598	2,479	–
1.55%	76,994	–	–	220,106	–	62,529	16,735	–
1.60%	6,919	–	–	32,571	–	2,734	1,344	–
1.65%	26,593	–	–	124,421	–	33,574	2,182	–
1.70%	7,778	–	–	19,334	–	6,475	2,578	–
1.75%	27,223	–	–	110,898	–	24,960	3,471	–
1.80%	53,669	–	–	81,188	–	25,495	5,548	–
1.85%	13,705	–	–	50,657	–	13,743	1,531	–
1.90%	2,897	–	–	15,917	–	5,188	532	–
1.95%	9,416	–	–	30,232	–	9,946	2,560	–
2.00%	10,921	–	–	51,279	–	10,887	115	–
2.05%	5,955	–	–	62,016	–	9,335	2,323	–
2.10%	8,529	–	–	18,157	–	6,192	202	–
2.15%	3,139	–	–	23,266	–	6,852	–	–
2.20%	3,136	–	–	9,943	–	4,060	–	–
2.25%	520	–	–	24,238	–	5,728	4,874	–
2.30%	3,221	–	–	6,400	–	4,024	–	–
2.35%	1,107	–	–	14,965	–	2,206	–	–
2.40%	1,592	–	–	6,431	–	1,594	271	–
2.45%	55	–	–	1,790	–	611	–	–
2.50%	189	–	–	8,503	–	1,360	–	–
2.55%	–	–	–	1,632	–	–	–	–
2.60%	–	–	–	4,571	–	453	–	–
2.65%	–	–	–	480	–	146	–	–
2.70%	–	–	–	1,901	–	3,651	–	–
2.75%	–	–	–	130	–	–	–	–
2.80%	2	–	–	155	–	1,054	–	–
2.85%	–	–	–	–	–	111	–	–
2.90%	–	–	–	383	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	91	–	141	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$774,216	1,155,371	7,485,117	1,558,996	672,044	374,547	71,769	455,358

	FedAmLeadS	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr
0.80%	$–	–	–	86	–	12,320	–	11,036
0.95%	61	317	–	–	3,539	–	–	–
1.05%	–	96	–	–	919	–	–	–
1.10%	–	195	–	–	741	–	5,578	–
1.15%	2,790	8,683	640	–	108,424	–	324,935	–
1.20%	–	452	–	–	1,927	–	4,688	–
1.25%	2,318	2,913	20	–	44,701	–	108,251	–
1.30%	–	–	670	141,657	–	7,999,943	3,610	7,793,462
1.35%	–	–	192	–	30,519	–	73,196	–
1.40%	873	657	185	105,301	7,704	4,434,389	30,965	2,569,951
1.45%	2,422	1,611	513	–	44,196	–	137,396	–
1.50%	1,916	2,383	10	–	31,551	–	79,257	–
1.55%	8,816	5,317	1,071	–	114,213	–	314,232	–
1.60%	2,313	1,210	37	–	12,891	–	38,124	–
1.65%	2,459	5,636	258	–	57,655	–	197,293	–
1.70%	2,321	1,154	11	–	22,608	–	32,314	–
1.75%	261	946	846	–	54,628	–	156,973	–
1.80%	1,804	2,369	16,191	–	84,532	–	167,417	–
1.85%	456	1,707	169	–	23,594	–	85,301	–
1.90%	1,467	1,493	–	–	10,746	–	21,697	–
1.95%	2,360	1,216	–	–	19,702	–	41,623	–
2.00%	189	667	790	–	26,928	–	79,238	–
2.05%	1,083	3,960	–	–	21,993	–	90,845	–
2.10%	184	607	70	–	10,820	–	43,925	–
2.15%	1,817	167	–	–	20,762	–	53,945	–
2.20%	66	1,566	8	–	8,804	–	36,221	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedAmLeadS	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr
2.25%	1,027	1,856	53	–	9,787	–	30,397	–
2.30%	38	68	15	–	6,763	–	15,416	–
2.35%	41	234	–	–	5,992	–	39,969	–
2.40%	87	–	–	–	1,262	–	7,758	–
2.45%	–	–	–	–	325	–	10,527	–
2.50%	–	–	–	–	2,947	–	6,911	–
2.55%	206	449	–	–	250	–	4,580	–
2.60%	–	78	–	–	1,150	–	1,594	–
2.65%	–	–	–	–	39	–	176	–
2.70%	–	–	–	–	1,683	–	710	–
2.75%	26	–	–	–	–	–	108	–
2.80%	–	54	–	–	374	–	560	–
2.85%	–	–	–	–	124	–	183	–
2.90%	–	–	–	–	–	–	763	–
2.95%	–	–	–	–	51	–	305	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	347	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$37,401	48,408	21,749	247,044	794,844	12,446,652	2,246,981	10,374,449

	FidVIPGrS2	FidVIPHI	FidVIPOv	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon
0.80%	$–	2,817	585	1,359	–	–	1,933	14,468
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	2,540	–	–	–	1,281	1,367	–	–
1.15%	102,616	–	–	–	30,944	111,682	–	–
1.20%	283	–	–	–	38	243	–	–
1.25%	32,345	–	–	–	11,947	23,097	–	–
1.30%	512	1,177,010	1,610,129	688,279	–	1,502	3,118,143	6,197,622
1.35%	11,962	–	–	–	–	21,357	–	–
1.40%	14,951	932,616	495,343	221,806	1,618	15,788	939,473	3,657,537
1.45%	53,549	–	–	–	5,299	51,673	–	–
1.50%	25,225	–	–	–	8,199	41,939	–	–
1.55%	106,340	–	–	–	12,154	89,003	–	–
1.60%	7,691	–	–	–	4,992	12,132	–	–
1.65%	71,901	–	–	–	9,869	40,275	–	–
1.70%	16,899	–	–	–	6,443	31,946	–	–
1.75%	50,897	–	–	–	3,503	44,818	–	–
1.80%	56,037	–	–	–	11,620	58,265	–	–
1.85%	30,725	–	–	–	6,040	22,906	–	–
1.90%	11,997	–	–	–	2,430	10,137	–	–
1.95%	13,366	–	–	–	1,289	18,731	–	–
2.00%	20,236	–	–	–	974	17,481	–	–
2.05%	81,935	–	–	–	1,198	6,082	–	–
2.10%	15,747	–	–	–	635	9,764	–	–
2.15%	18,681	–	–	–	952	11,119	–	–
2.20%	3,048	–	–	–	–	2,419	–	–
2.25%	10,665	–	–	–	39	1,778	–	–
2.30%	5,193	–	–	–	203	6,057	–	–
2.35%	12,838	–	–	–	–	818	–	–
2.40%	6,825	–	–	–	–	46	–	–
2.45%	1,496	–	–	–	–	364	–	–
2.50%	3,075	–	–	–	–	851	–	–
2.55%	15,782	–	–	–	–	11	–	–
2.60%	919	–	–	–	–	–	–	–
2.65%	41	–	–	–	–	750	–	–
2.70%	298	–	–	–	–	454	–	–
2.75%	144	–	–	–	–	82	–	–
2.80%	170	–	–	–	–	–	–	–
2.85%	301	–	–	–	–	–	–	–
2.90%	571	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	320	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$808,121	2,112,443	2,106,057	911,444	121,667	654,937	4,059,549	9,869,627

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2	FidVIPGrOp	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
0.80%	$–	311	–	689	322	–	1,782	–
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	9,140	–	4,112	–	–	7,061	–	329
1.15%	549,667	–	227,722	–	–	303,678	–	48,526
1.20%	5,272	–	1,498	–	–	2,495	–	–
1.25%	188,834	–	60,092	–	–	95,912	–	14,897
1.30%	7,117	143,640	885	253,708	29,897	4,825	139,876	199
1.35%	221,047	–	66,917	–	–	100,440	–	12,917
1.40%	74,198	81,655	34,080	176,852	14,083	44,724	59,944	3,647
1.45%	250,426	–	73,318	–	–	112,926	–	11,049
1.50%	164,913	–	45,358	–	–	131,234	–	15,908
1.55%	555,786	–	204,465	–	–	328,925	–	63,476
1.60%	58,336	–	22,012	–	–	41,112	–	6,274
1.65%	274,655	–	74,120	–	–	161,286	–	41,222
1.70%	87,138	–	14,771	–	–	55,685	–	5,570
1.75%	374,178	–	253,605	–	–	243,349	–	21,438
1.80%	337,053	–	82,829	–	–	225,977	–	21,149
1.85%	160,567	–	27,605	–	–	95,318	–	17,831
1.90%	54,042	–	9,822	–	–	41,573	–	6,005
1.95%	109,825	–	43,018	–	–	73,162	–	13,861
2.00%	149,010	–	146,264	–	–	102,698	–	8,858
2.05%	173,773	–	26,313	–	–	192,349	–	15,804
2.10%	159,730	–	41,347	–	–	113,692	–	7,945
2.15%	116,887	–	90,490	–	–	78,544	–	14,784
2.20%	95,670	–	27,810	–	–	64,811	–	3,071
2.25%	71,614	–	9,894	–	–	53,557	–	10,821
2.30%	62,306	–	13,549	–	–	33,356	–	872
2.35%	79,183	–	255,273	–	–	52,637	–	9,846
2.40%	26,405	–	20,942	–	–	19,324	–	1,266
2.45%	15,577	–	6,615	–	–	20,068	–	1,822
2.50%	21,407	–	5,336	–	–	13,123	–	1,769
2.55%	14,716	–	25,391	–	–	13,926	–	1,777
2.60%	5,756	–	15,974	–	–	2,043	–	4,838
2.65%	1,913	–	1,428	–	–	1,456	–	797
2.70%	14,092	–	6,426	–	–	4,201	–	117
2.75%	6,268	–	3,004	–	–	12,347	–	–
2.80%	2,538	–	1,198	–	–	1,570	–	451
2.85%	110	–	336	–	–	–	–	–
2.90%	866	–	2,173	–	–	214	–	–
2.95%	368	–	–	–	–	276	–	203
3.00%	484	–	–	–	–	85	–	53
3.05%	–	–	108	–	–	–	–	–
3.10%	53	–	425	–	–	61	–	61
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	50	–	–	–	–	–

Totals	$4,500,920	225,606	1,946,575	431,249	44,302	2,850,020	201,602	389,453

	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq
0.80%	$88	–	–	–	–	47	–	–
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	1,499	–	1	–	1	–	95	–
1.15%	62,052	–	5,861	–	12,240	–	14,487	–
1.20%	1	–	–	–	–	–	–	–
1.25%	10,495	–	143	–	4,339	–	16	–
1.30%	35,418	3,663	–	3,689	–	2,215	–	–
1.35%	19,753	–	1,711	–	6,120	–	3,300	–
1.40%	23,610	5,460	1,307	1,065	2,285	58	219	–
1.45%	24,345	–	5,884	–	8,800	–	1,739	–
1.50%	8,356	–	6,728	–	391	–	228	–
1.55%	96,805	–	17,148	–	33,212	–	9,670	36
1.60%	4,250	–	5,103	–	580	–	–	–
1.65%	23,057	–	3,309	–	8,958	–	2,566	–
1.70%	3,917	–	734	–	360	–	2,369	–
1.75%	31,183	–	50,561	–	177,989	–	47,609	–
1.80%	38,513	–	7,807	–	733	–	350	–
1.85%	10,721	–	1,791	–	5,842	–	597	93
1.90%	7,451	–	465	–	713	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq
1.95%	20,829	–	9,586	–	42,580	–	4,135	–
2.00%	21,778	–	32,942	–	36,153	–	2,298	–
2.05%	6,229	–	682	–	5,195	–	2,716	465
2.10%	33,393	–	1,906	–	6,415	–	7,427	–
2.15%	8,800	–	109,151	–	85,267	–	29,421	775
2.20%	8,970	–	8,745	–	4,381	–	–	–
2.25%	374	–	5,515	–	647	–	11,965	45
2.30%	3,456	–	165	–	2,899	–	13,814	11
2.35%	1,358	–	130,254	–	56,697	–	20,595	363
2.40%	1,664	–	562	–	11,783	–	1,176	–
2.45%	5,938	–	9,184	–	147	–	5,217	–
2.50%	705	–	62	–	625	–	747	–
2.55%	2,442	–	4,960	–	5,842	–	6,809	–
2.60%	–	–	2,107	–	1,260	–	38	–
2.65%	2,925	–	–	–	359	–	–	–
2.70%	11,787	–	2,063	–	–	–	738	–
2.75%	5,070	–	–	–	–	–	–	–
2.80%	1,920	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	3,993	–	629	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$539,152	9,123	426,437	4,754	526,806	2,320	190,970	1,788

	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
0.80%	$–	3	–	120	4	–	107	–
0.95%	–	–	3,199	4,014	–	352	2,556	–
1.05%	–	–	2,428	4,760	–	37	2,167	–
1.10%	–	693	7,288	2,282	456	519	5,155	435
1.15%	–	11,748	233,334	109,244	34,253	23,134	120,756	24,562
1.20%	–	137	4,841	952	131	645	1,460	–
1.25%	–	3,440	79,770	33,927	3,753	14,490	26,169	4,127
1.30%	–	20,968	5,439	23,060	5,401	207	6,374	8,353
1.35%	–	7,464	69,595	32,824	15,563	–	38,524	10,891
1.40%	–	28,872	25,881	34,094	5,443	4,971	24,386	11,209
1.45%	–	5,587	86,836	47,294	11,638	8,829	51,480	23,811
1.50%	–	5,499	106,955	40,780	11,230	8,371	57,438	4,342
1.55%	16	22,869	272,980	138,932	43,401	25,355	130,497	21,294
1.60%	–	3,937	31,342	18,423	2,810	13,649	23,244	909
1.65%	8	9,315	154,703	61,726	10,387	9,241	49,620	8,573
1.70%	–	599	36,452	21,777	3,297	7,393	18,049	1,165
1.75%	9	12,974	184,802	74,257	25,733	5,698	173,125	16,187
1.80%	–	44,845	138,122	64,338	20,935	15,870	63,985	8,725
1.85%	87	3,285	75,974	26,655	6,293	4,033	24,491	9,138
1.90%	–	141	29,637	8,116	1,311	4,826	8,272	290
1.95%	–	2,675	51,789	14,201	23,252	3,048	41,135	2,564
2.00%	–	8,995	81,424	29,098	10,026	1,926	79,275	7,958
2.05%	–	790	147,608	16,719	3,576	3,862	22,312	1,574
2.10%	–	13,063	67,259	11,802	16,552	3,001	29,082	11,456
2.15%	–	1,995	57,625	5,453	7,702	1,121	55,586	650
2.20%	–	13,176	50,964	17,462	6,238	217	17,834	7,533
2.25%	–	67	45,001	637	893	623	10,288	94
2.30%	16	3,072	31,532	5,772	3,835	–	15,174	2,279
2.35%	–	1,167	51,980	142	268	–	105,629	206
2.40%	–	195	9,611	464	332	–	11,334	–
2.45%	–	218	12,376	3,862	990	–	3,865	185
2.50%	–	–	17,728	51	1,349	–	977	–
2.55%	–	606	7,975	940	444	–	10,340	–
2.60%	–	133	12,561	–	–	–	6,098	–
2.65%	–	98	2,322	1,682	519	–	1,065	543
2.70%	–	61	3,993	2,629	2,384	–	3,196	–
2.75%	–	798	6,308	1,046	1,276	–	1,293	–
2.80%	–	7	1,298	1,275	808	–	161	–
2.85%	–	–	1,160	–	–	–	–	–
2.90%	–	–	182	–	–	–	1,302	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
2.95%	–	–	555	–	–	–	–	–
3.00%	–	–	143	–	–	–	–	–
3.05%	–	–	–	–	–	–	130	–
3.10%	–	–	–	–	–	–	514	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	17	–

Totals	$136	229,492	2,210,972	860,810	282,483	161,418	1,244,462	189,053

	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts
0.80%	$1	–	25	225	–	1,312	–	48
0.95%	13	–	143	55	1,354	–	7,247	–
1.05%	424	33	63	138	95	–	4,322	–
1.10%	7,404	165	18	616	–	–	3,300	–
1.15%	93,333	9,532	9,667	18,836	7,018	–	133,025	–
1.20%	–	–	19	87	–	–	670	–
1.25%	3,698	3,613	2,833	4,279	2,190	–	19,280	–
1.30%	13,219	7,249	11,151	18,521	–	232,173	1,043	10,284
1.35%	13,663	1,976	4,306	10,092	–	–	26,619	–
1.40%	22,771	9,586	7,868	15,790	787	129,693	24,225	5,231
1.45%	3,522	1,675	2,066	4,467	1,198	–	71,837	–
1.50%	21,383	1,457	2,006	5,112	1,797	–	39,858	–
1.55%	76,426	10,968	6,230	19,489	11,631	–	146,589	–
1.60%	5,037	912	2,738	1,698	411	–	11,719	–
1.65%	6,866	7,681	2,605	6,379	1,675	–	35,174	–
1.70%	1,395	195	3,698	1,832	1,143	–	14,107	–
1.75%	114,153	8,523	10,417	47,094	409	–	170,962	–
1.80%	10,318	3,183	3,692	6,573	4,402	–	52,136	–
1.85%	2,874	278	710	1,931	2,035	–	37,928	–
1.90%	875	–	156	507	1,754	–	11,107	–
1.95%	24,059	562	5,376	7,029	644	–	41,602	–
2.00%	47,313	2,728	3,090	15,558	–	–	83,380	–
2.05%	858	354	2,266	1,242	2,457	–	21,545	–
2.10%	11,554	431	1,350	5,275	1,004	–	23,502	–
2.15%	14,606	917	1,094	11,445	154	–	60,335	–
2.20%	4,401	–	–	2,520	59	–	14,160	–
2.25%	853	–	63	1,427	–	–	3,684	–
2.30%	2,008	–	2,918	1,968	68	–	9,329	–
2.35%	17,028	52	4,034	8,833	–	–	127,333	–
2.40%	12,858	240	–	2,270	–	–	11,720	–
2.45%	580	346	3,631	633	–	–	5,878	–
2.50%	758	–	468	98	–	–	998	–
2.55%	3,199	39	–	750	–	–	30,264	–
2.60%	778	–	–	442	–	–	7,495	–
2.65%	–	–	–	12	–	–	1,016	–
2.70%	403	35	–	324	–	–	3,683	–
2.75%	–	–	–	200	–	–	1,598	–
2.80%	–	–	–	218	–	–	227	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	179	–	–	1,469	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	30	–	–	130	–
3.10%	–	–	–	109	–	–	512	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	20	–

Totals	$538,631	72,730	94,701	224,283	42,285	363,178	1,261,028	15,563

	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3	GVITIntIdx8	GVITGlFin2	GVITGlFin3
0.80%	$–	5,417	–	–	–	–	–	363
0.95%	–	–	–	4,121	5,497	–	332	–
1.05%	–	–	–	620	3,827	219	99	–
1.10%	237	–	810	548	144	–	–	–
1.15%	19,002	–	107,440	44,032	58,427	650	4,485	–
1.20%	46	–	231	1,476	1	–	776	–
1.25%	3,654	–	14,483	22,096	15,772	342	3,149	–
1.30%	–	554,493	–	35	3,002	1,227	–	37,433
1.35%	–	–	24,621	11,917	15,372	381	128	–
1.40%	3,042	195,285	13,092	4,594	9,423	259	377	21,816
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3	GVITIntIdx8	GVITGlFin2	GVITGlFin3
1.45%	3,112	–	32,098	12,973	22,002	179	998	–
1.50%	1,990	–	21,402	14,712	15,862	657	317	–
1.55%	18,336	–	122,584	65,008	50,409	553	3,643	–
1.60%	3,320	–	9,487	5,741	4,421	103	619	–
1.65%	4,056	–	33,640	31,762	27,917	51	1,313	–
1.70%	1,750	–	5,383	9,835	4,160	153	773	–
1.75%	1,821	–	44,267	16,375	18,257	450	360	–
1.80%	9,086	–	72,709	28,567	19,377	479	7,676	–
1.85%	3,883	–	19,876	15,281	12,286	226	157	–
1.90%	2,699	–	6,218	4,670	4,540	–	–	–
1.95%	1,356	–	32,053	3,303	8,735	4,801	151	–
2.00%	967	–	23,168	3,743	11,825	7	37	–
2.05%	1,884	–	11,210	2,793	9,711	384	–	–
2.10%	1,717	–	10,818	4,922	5,508	1,859	137	–
2.15%	1,728	–	10,418	2,589	3,603	1,319	12	–
2.20%	171	–	6,277	1,590	1,721	74	–	–
2.25%	2,137	–	5,953	154	3,761	346	–	–
2.30%	–	–	3,297	80	2,047	257	496	–
2.35%	–	–	604	1,320	695	–	–	–
2.40%	–	–	863	–	–	–	–	–
2.45%	771	–	4,825	–	75	19	–	–
2.50%	–	–	1,382	–	–	469	–	–
2.55%	–	–	5,291	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	1,329	–	–	–	–	–
2.70%	–	–	9,051	–	–	–	–	–
2.75%	–	–	2,577	–	–	–	–	–
2.80%	–	–	1,078	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$86,765	755,195	658,535	314,857	338,377	15,464	26,035	59,612

	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2
0.80%	$–	346	–	16	–	188	–	–
0.95%	341	–	1,181	–	73	–	182	57
1.05%	–	–	1,784	–	–	–	315	–
1.10%	72	–	492	–	–	–	226	–
1.15%	4,085	–	26,132	–	3,849	–	12,278	2,166
1.20%	–	–	–	–	–	–	–	–
1.25%	7,434	–	8,256	–	3,908	–	2,612	2,355
1.30%	–	73,401	78	5,586	–	44,529	–	–
1.35%	–	–	8,987	–	–	–	1,498	–
1.40%	263	33,948	1,697	656	356	15,273	758	235
1.45%	1,136	–	13,693	–	823	–	3,752	245
1.50%	1,612	–	6,944	–	979	–	900	62
1.55%	5,478	–	29,063	–	2,083	–	13,605	2,967
1.60%	244	–	3,112	–	645	–	256	–
1.65%	2,409	–	9,009	–	1,390	–	2,497	279
1.70%	2,457	–	1,827	–	792	–	1,292	857
1.75%	798	–	12,195	–	546	–	3,589	92
1.80%	5,435	–	12,712	–	1,162	–	5,622	1,552
1.85%	2,194	–	4,160	–	1,108	–	1,129	1,365
1.90%	485	–	1,650	–	1,371	–	788	1,600
1.95%	320	–	6,252	–	1,049	–	4,781	42
2.00%	–	–	8,438	–	99	–	2,033	–
2.05%	522	–	1,576	–	75	–	1,002	–
2.10%	255	–	6,135	–	165	–	2,677	618
2.15%	8	–	791	–	623	–	1,764	–
2.20%	191	–	2,030	–	–	–	1,416	–
2.25%	–	–	177	–	–	–	–	–
2.30%	–	–	1,090	–	–	–	–	–
2.35%	–	–	141	–	–	–	319	–
2.40%	49	–	480	–	–	–	281	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2
2.45%	–	–	153	–	439	–	67	–
2.50%	–	–	42	–	–	–	662	–
2.55%	–	–	50	–	–	–	5,096	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	64	–	–	–	13	–
2.70%	–	–	452	–	–	–	90	–
2.75%	–	–	102	–	–	–	34	–
2.80%	–	–	3	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$35,788	107,695	170,948	6,258	21,535	59,990	71,534	14,492

	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2	GVITIDMod2
0.80%	$155	4,159	8,868	132	2,194	4,114	217	5,499
0.95%	–	8,947	–	–	–	329	40	6,560
1.05%	–	5,367	–	–	–	390	75	9,821
1.10%	–	3,409	–	–	–	2,358	376	26,369
1.15%	–	252,374	–	–	–	205,596	188,985	1,404,705
1.20%	–	1,487	–	–	–	3,431	3,372	18,723
1.25%	–	56,018	–	–	–	60,268	42,894	363,819
1.30%	66,848	1,577,605	604,246	–	200,397	162,336	88,057	530,813
1.35%	–	56,436	–	–	–	63,577	33,582	357,152
1.40%	41,715	914,991	249,348	1,513	97,461	112,292	126,990	630,794
1.45%	–	107,024	–	–	–	52,265	94,487	338,771
1.50%	–	58,182	–	–	–	79,884	35,759	324,049
1.55%	–	213,004	–	–	–	185,594	263,682	1,327,167
1.60%	–	12,390	–	–	–	39,731	17,185	154,107
1.65%	–	75,229	–	–	–	818,081	181,235	1,815,963
1.70%	–	20,973	–	–	–	66,167	18,646	233,596
1.75%	–	234,580	–	–	–	990,735	154,528	2,784,590
1.80%	–	79,497	–	–	–	101,764	170,873	657,692
1.85%	–	33,077	–	–	–	236,547	44,089	434,684
1.90%	–	17,232	–	–	–	417,838	62,678	411,916
1.95%	–	45,237	–	–	–	421,934	33,727	673,922
2.00%	–	148,728	–	–	–	678,082	126,808	2,410,365
2.05%	–	33,187	–	–	–	568,862	55,192	752,034
2.10%	–	33,701	–	–	–	271,215	32,436	332,504
2.15%	–	86,635	–	–	–	464,741	40,934	1,143,249
2.20%	–	31,347	–	–	–	127,305	35,796	514,703
2.25%	–	7,387	–	–	–	1,315,667	30,410	781,904
2.30%	–	7,798	–	–	–	282,945	20,212	178,548
2.35%	–	255,016	–	–	–	1,147,945	83,168	3,410,219
2.40%	–	23,571	–	–	–	52,914	3,677	179,198
2.45%	–	6,031	–	–	–	351,371	21,181	203,538
2.50%	–	1,813	–	–	–	53,374	8,163	180,056
2.55%	–	25,825	–	–	–	285,051	8,186	507,521
2.60%	–	16,196	–	–	–	201,104	5,125	193,211
2.65%	–	1,529	–	–	–	68,151	5,084	29,984
2.70%	–	7,027	–	–	–	112,679	3,748	145,325
2.75%	–	3,102	–	–	–	9,162	–	20,021
2.80%	–	850	–	–	–	56,248	–	12,509
2.85%	–	–	–	–	–	4,916	–	10,899
2.90%	–	2,129	–	–	–	31,507	3,825	39,580
2.95%	–	51	–	–	–	10,052	–	6,993
3.00%	–	–	–	–	–	21,000	–	1,974
3.05%	–	102	–	–	–	4,224	–	2,743
3.10%	–	393	–	–	–	9,855	–	13,291
3.15%	–	–	–	–	–	7,110	–	2,791
3.25%	–	51	–	–	–	–	–	10,440

Totals	$108,718	4,469,687	862,462	1,645	300,052	10,160,711	2,045,422	23,594,312

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMdCpGr2	GVITMidCap	GVITMyMkt	GVITNWFund
0.80%	$5,367	1,414	41	405	–	4,362	14,469	38,345
0.95%	4,327	715	–	–	3,619	2,620	–	–
1.05%	17,503	1,675	–	–	2,020	375	–	–
1.10%	18,549	1,125	–	–	2,215	1,047	4,020	–
1.15%	1,012,144	525,543	–	–	104,771	117,570	319,189	–
1.20%	37,875	2,107	–	–	965	1,870	24	–
1.25%	250,340	140,493	–	–	18,018	46,065	71,124	–
1.30%	412,616	148,522	27,575	150,280	180	810,685	2,517,667	3,035,876
1.35%	311,857	114,877	–	–	25,190	28,059	68,092	–
1.40%	394,965	201,208	13,228	73,495	14,588	378,850	1,599,890	1,433,229
1.45%	181,325	184,105	–	–	26,727	49,104	176,293	–
1.50%	203,261	125,581	–	–	22,077	21,887	52,736	–
1.55%	879,429	479,816	–	–	95,975	117,611	396,466	–
1.60%	83,333	44,451	–	–	6,097	14,705	32,776	–
1.65%	1,740,830	320,797	–	–	38,344	66,757	110,455	–
1.70%	161,584	45,007	–	–	8,924	16,448	20,474	–
1.75%	3,359,675	523,580	–	–	185,738	39,669	255,793	–
1.80%	447,596	393,005	–	–	29,582	61,632	312,333	–
1.85%	480,965	168,057	–	–	19,933	21,313	71,750	–
1.90%	480,421	133,219	–	–	7,776	4,937	14,143	–
1.95%	906,840	118,843	–	–	39,326	21,401	45,315	–
2.00%	939,455	265,201	–	–	89,864	23,517	141,730	–
2.05%	815,532	135,897	–	–	20,707	46,462	58,101	–
2.10%	550,044	94,981	–	–	22,932	8,899	69,738	–
2.15%	1,269,665	158,039	–	–	84,757	11,358	63,503	–
2.20%	312,062	62,929	–	–	17,278	8,676	51,708	–
2.25%	1,018,173	112,450	–	–	17,118	6,891	15,912	–
2.30%	321,495	29,647	–	–	7,381	6,023	25,958	–
2.35%	1,453,471	183,280	–	–	160,451	6,696	127,389	–
2.40%	184,841	30,461	–	–	17,417	3,666	23,746	–
2.45%	217,744	6,461	–	–	8,946	2,907	13,447	–
2.50%	153,727	17,609	–	–	5,123	690	2,507	–
2.55%	288,456	63,421	–	–	16,172	3,319	34,034	–
2.60%	129,397	16,065	–	–	10,270	6	7,487	–
2.65%	55,606	–	–	–	791	219	2,490	–
2.70%	105,003	53,318	–	–	4,421	3,960	14,704	–
2.75%	25,209	1,919	–	–	2,032	86	5,717	–
2.80%	46,976	6,654	–	–	326	412	3,667	–
2.85%	3,912	277	–	–	–	–	450	–
2.90%	45,860	4,774	–	–	1,705	704	1,017	–
2.95%	5,393	239	–	–	–	271	–	–
3.00%	33,337	1,169	–	–	–	77	–	–
3.05%	12,329	–	–	–	139	–	13	–
3.10%	13,106	–	–	–	563	–	63	–
3.15%	1,809	–	–	–	–	–	–	–
3.25%	1,204	–	–	–	27	–	13	–

Totals	$19,394,608	4,918,931	40,844	224,180	1,140,485	1,961,806	6,746,403	4,507,450

	GVITNWFund2	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
0.80%	$–	430	354	–	6,999	–	16,774	–
0.95%	–	–	–	–	–	1,778	–	6,361
1.05%	–	–	–	–	–	481	–	2,736
1.10%	2,810	–	–	1,007	–	587	–	2,283
1.15%	131,216	–	–	42,720	–	91,114	–	163,661
1.20%	487	–	–	–	–	272	–	1,030
1.25%	16,351	–	–	9,551	–	41,726	–	63,193
1.30%	230	49,118	127,520	–	1,015,966	–	1,673,197	2,566
1.35%	24,895	–	–	6,271	–	23,632	–	55,804
1.40%	19,410	14,457	54,066	3,802	472,195	6,914	998,902	14,981
1.45%	22,885	–	–	13,953	–	41,277	–	72,645
1.50%	33,089	–	–	5,619	–	14,375	–	43,711
1.55%	110,735	–	–	32,947	–	100,092	–	156,119
1.60%	11,092	–	–	1,663	–	9,273	–	12,678
1.65%	40,333	–	–	13,697	–	26,795	–	52,115
1.70%	10,988	–	–	8,079	–	8,365	–	30,845
1.75%	271,247	–	–	18,500	–	38,957	–	101,837
1.80%	33,051	–	–	13,475	–	35,690	–	90,227
1.85%	20,849	–	–	4,786	–	15,328	–	32,145
1.90%	9,896	–	–	4,234	–	9,493	–	20,198
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITNWFund2	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
1.95%	51,658	–	–	14,955	–	16,941	–	20,737
2.00%	134,179	–	–	4,042	–	14,405	–	59,660
2.05%	16,562	–	–	7,375	–	11,565	–	20,008
2.10%	29,794	–	–	2,594	–	7,372	–	49,652
2.15%	122,531	–	–	2,945	–	5,134	–	29,267
2.20%	24,613	–	–	1,677	–	1,004	–	31,749
2.25%	9,005	–	–	2,572	–	5,108	–	1,405
2.30%	7,768	–	–	1,026	–	4,631	–	13,172
2.35%	299,401	–	–	553	–	429	–	57,413
2.40%	25,490	–	–	–	–	134	–	4,844
2.45%	8,800	–	–	22	–	4,928	–	3,154
2.50%	2,085	–	–	337	–	12	–	404
2.55%	30,285	–	–	–	–	36	–	6,571
2.60%	17,885	–	–	–	–	–	–	3,340
2.65%	1,171	–	–	–	–	21	–	924
2.70%	8,323	–	–	–	–	12	–	1,530
2.75%	3,179	–	–	–	–	–	–	565
2.80%	535	–	–	–	–	–	–	105
2.85%	–	–	–	–	–	–	–	–
2.90%	3,182	–	–	–	–	–	–	598
2.95%	255	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	244	–	–	–	–	–	–	42
3.10%	967	–	–	–	–	–	–	168
3.15%	–	–	–	–	–	–	–	–
3.25%	57	–	–	–	–	–	–	11

Totals	$1,557,533	64,005	181,940	218,402	1,495,160	537,881	2,688,873	1,230,454

	GVITUSGro2	GVITUSGro3	GVITVKVal2	GVITMltSec	GVITWLead3	JanBal	JanForty	JanGlTechS2
0.80%	$–	311	287	635	103	–	1,280	388
0.95%	–	–	889	5,805	–	8,213	7,257	–
1.05%	–	–	340	4,470	–	4,984	7,078	–
1.10%	213	–	4,329	664	–	95	9	–
1.15%	36,436	–	141,997	70,610	–	23,350	15,098	–
1.20%	–	–	486	–	–	375	153	–
1.25%	9,925	–	30,309	26,645	–	9,895	10,505	–
1.30%	–	66,285	80,693	181,832	34,398	–	246,828	56,782
1.35%	12,401	–	30,933	24,142	–	16	177	–
1.40%	2,233	49,270	53,816	127,792	21,434	2,647	105,047	9,124
1.45%	14,873	–	34,616	56,170	–	8,441	12,102	–
1.50%	15,582	–	106,777	16,261	–	9,244	2,261	–
1.55%	62,969	–	143,799	72,465	–	44,842	25,100	–
1.60%	4,319	–	18,939	8,113	–	3,217	3,294	–
1.65%	18,830	–	63,301	38,159	–	15,306	7,953	–
1.70%	4,732	–	51,211	15,186	–	4,782	10,525	–
1.75%	38,134	–	305,949	51,958	–	19,009	4,568	–
1.80%	26,453	–	65,090	32,515	–	12,385	5,953	–
1.85%	10,700	–	37,135	15,254	–	1,343	1,937	–
1.90%	6,976	–	23,582	5,699	–	336	477	–
1.95%	5,956	–	74,447	7,736	–	4,162	1,663	–
2.00%	5,810	–	145,034	15,668	–	3,067	1,843	–
2.05%	10,627	–	32,584	8,092	–	8,407	5,282	–
2.10%	9,595	–	46,894	7,319	–	600	265	–
2.15%	7,973	–	120,054	4,321	–	1,638	617	–
2.20%	7,953	–	40,028	1,174	–	51	1,840	–
2.25%	4,125	–	18,090	7,986	–	1,424	88	–
2.30%	1,447	–	20,806	97	–	1,261	1,806	–
2.35%	3,914	–	275,112	534	–	489	20	–
2.40%	2,051	–	25,476	–	–	–	55	–
2.45%	6,000	–	12,609	–	–	3,136	219	–
2.50%	6,529	–	6,970	–	–	19	118	–
2.55%	3,985	–	30,725	–	–	187	67	–
2.60%	108	–	15,653	–	–	–	155	–
2.65%	–	–	3,471	–	–	–	–	–
2.70%	145	–	7,280	82	–	–	–	–
2.75%	103	–	8,960	–	–	–	–	–
2.80%	243	–	1,891	–	–	–	154	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	3,850	–	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITUSGro2	GVITUSGro3	GVITVKVal2	GVITMltSec	GVITWLead3	JanBal	JanForty	JanGlTechS2
2.95%	256	–	248	–	–	–	–	–
3.00%	–	–	406	–	–	–	–	–
3.05%	–	–	216	–	–	–	–	–
3.10%	–	–	865	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	47	–	–	–	–	–

Totals	$341,596	115,866	2,086,194	807,384	55,935	192,921	481,794	66,294

	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS	MFSValS	MTBLgCapGr2
0.80%	$60	–	2,405	589	845	–	18	–
0.95%	–	5,761	23,063	841	–	588	–	–
1.05%	–	3,457	11,865	349	–	–	–	–
1.10%	–	–	1,860	70	–	1,369	8,529	–
1.15%	–	3,289	45,761	9,124	–	34,408	52,865	3,109
1.20%	–	–	43	–	–	1,393	499	–
1.25%	–	2,045	12,059	4,536	–	15,147	21,708	3,418
1.30%	35,954	–	348,816	99,977	73,878	848	15,847	–
1.35%	–	552	7,788	–	–	4,849	13,636	79
1.40%	23,553	438	119,773	53,477	231,647	3,987	30,813	122
1.45%	–	798	15,999	1,076	–	9,319	30,559	612
1.50%	–	9,531	6,562	1,935	–	42,619	33,903	1,092
1.55%	–	8,060	57,727	8,157	–	50,552	73,874	2
1.60%	–	1,197	3,328	5,493	–	9,204	8,002	2,128
1.65%	–	2,859	12,370	1,477	–	25,096	29,573	1,185
1.70%	–	1,411	7,165	3,623	–	10,870	8,907	589
1.75%	–	2,711	45,878	1,406	–	31,622	61,651	195
1.80%	–	15,709	16,766	5,903	–	31,067	46,234	–
1.85%	–	4,044	6,186	2,358	–	21,789	26,478	–
1.90%	–	83	5,839	–	–	5,701	8,643	777
1.95%	–	374	9,172	979	–	8,344	14,151	119
2.00%	–	383	22,228	843	–	17,494	22,998	–
2.05%	–	635	18,555	1,908	–	23,072	28,393	–
2.10%	–	423	7,997	792	–	12,861	17,824	–
2.15%	–	2,041	19,018	271	–	7,815	15,550	–
2.20%	–	749	5,444	–	–	4,635	9,757	–
2.25%	–	1,367	1,216	–	–	7,014	8,181	–
2.30%	–	217	1,447	–	–	5,779	6,172	–
2.35%	–	163	42,905	–	–	3,864	16,066	241
2.40%	–	249	3,569	–	–	1,576	4,295	–
2.45%	–	–	2,781	290	–	2,210	2,681	–
2.50%	–	22	254	–	–	1,175	1,603	–
2.55%	–	–	12,358	–	–	456	3,231	–
2.60%	–	–	2,639	–	–	174	4,402	–
2.65%	–	–	210	–	–	153	118	–
2.70%	–	–	1,058	–	–	252	3,562	–
2.75%	–	–	441	–	–	164	194	–
2.80%	–	–	68	–	–	52	623	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	397	–	–	–	–	–
2.95%	–	–	–	–	–	197	106	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	31	–	–	–	–	–
3.10%	–	–	110	–	–	–	–	–
3.15%	–	–	–	–	–	174	196	–
3.25%	–	–	12	–	–	–	–	–

Totals	$59,567	68,568	903,163	205,474	306,370	397,889	631,842	13,668

	MTBLgCapV2	MTBAggGr2	MTBConGr2	MTBModGr2	NBAMTFasc	NBAMTGro	NBAMTGuard	NBAMTInt
0.80%	$–	–	–	–	1	3,237	768	16
0.95%	–	–	–	–	692	–	–	–
1.05%	–	–	–	–	47	–	–	–
1.10%	–	–	–	–	1,012	–	–	3,346
1.15%	2,242	80	564	19,110	8,868	–	–	83,405
1.20%	–	–	–	–	56	–	–	308
1.25%	4,618	–	81	24,952	3,783	–	–	7,944
1.30%	–	–	–	–	1,015	1,591,156	156,550	4,912
1.35%	774	2,390	221	5,510	4,150	–	–	17,010
1.40%	98	–	–	2,019	1,379	373,099	94,892	21,100
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MTBLgCapV2	MTBAggGr2	MTBConGr2	MTBModGr2	NBAMTFasc	NBAMTGro	NBAMTGuard	NBAMTInt
1.45%	611	–	–	129	4,383	–	–	18,341
1.50%	618	–	–	1,199	3,338	–	–	18,708
1.55%	2	–	–	3,445	15,146	–	–	78,926
1.60%	2,343	–	–	19,889	2,205	–	–	7,037
1.65%	843	–	–	5,562	8,061	–	–	20,084
1.70%	1,486	–	–	11,303	1,503	–	–	7,903
1.75%	2,277	787	132	12,797	9,603	–	–	224,770
1.80%	–	–	–	–	3,453	–	–	18,449
1.85%	172	75	–	822	2,243	–	–	13,766
1.90%	140	–	–	783	2,374	–	–	3,773
1.95%	266	–	–	5,509	3,603	–	–	53,160
2.00%	–	–	–	229	4,504	–	–	97,590
2.05%	–	–	–	–	4,978	–	–	13,377
2.10%	–	–	–	–	1,717	–	–	27,765
2.15%	–	–	–	–	1,333	–	–	101,538
2.20%	95	–	–	674	1,780	–	–	17,516
2.25%	–	–	–	–	–	–	–	6,596
2.30%	–	–	–	–	402	–	–	6,458
2.35%	262	–	–	271	–	–	–	197,303
2.40%	–	–	–	–	455	–	–	19,727
2.45%	–	–	–	–	–	–	–	6,785
2.50%	–	–	–	–	186	–	–	1,924
2.55%	–	–	–	–	–	–	–	19,531
2.60%	–	–	–	371	–	–	–	11,631
2.65%	–	–	–	–	–	–	–	721
2.70%	–	–	–	–	–	–	–	5,927
2.75%	–	–	–	–	–	–	–	2,555
2.80%	–	–	–	–	–	–	–	302
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	2,406
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	237
3.10%	–	–	–	–	–	–	–	941
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	34

Totals	$16,847	3,332	998	114,574	92,270	1,967,492	252,210	1,143,822

	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppBal
0.80%	$251	–	5,837	1	176	2,238	–	2,637
0.95%	10,554	990	–	–	8,490	–	10,363	–
1.05%	5,131	1,423	–	–	4,285	–	9,146	–
1.10%	5,539	164	–	3,292	8,317	–	3,313	–
1.15%	141,985	21,262	–	15,165	145,555	–	221,912	–
1.20%	1,626	38	–	–	367	–	1,201	–
1.25%	28,547	10,660	–	2,806	15,077	–	62,790	–
1.30%	540,826	161	1,653,634	2,443	46,657	1,110,417	2,104	1,189,431
1.35%	21,527	–	–	8,404	34,914	–	92,864	–
1.40%	362,226	2,146	1,197,261	3,158	35,810	350,450	20,800	729,649
1.45%	92,818	7,455	–	7,731	38,142	–	97,092	–
1.50%	43,592	3,341	–	2,496	39,143	–	41,540	–
1.55%	142,060	20,498	–	19,852	122,944	–	170,325	–
1.60%	11,447	2,942	–	2,036	10,099	–	15,673	–
1.65%	60,959	11,325	–	6,055	58,970	–	84,169	–
1.70%	22,833	5,944	–	1,478	12,814	–	18,467	–
1.75%	192,138	4,797	–	17,801	355,886	–	101,405	–
1.80%	59,534	12,081	–	8,153	37,386	–	82,061	–
1.85%	43,843	5,726	–	2,459	20,661	–	38,184	–
1.90%	14,257	2,430	–	1,137	7,128	–	9,304	–
1.95%	28,346	3,224	–	9,252	61,770	–	26,208	–
2.00%	114,805	1,451	–	4,468	160,194	–	39,274	–
2.05%	17,845	7,686	–	2,053	27,457	–	13,824	–
2.10%	25,751	915	–	1,476	39,417	–	27,822	–
2.15%	57,777	1,429	–	8,911	144,350	–	11,565	–
2.20%	19,424	2,534	–	626	38,073	–	18,806	–
2.25%	13,634	854	–	579	10,962	–	2,053	–
2.30%	5,156	1,030	–	237	13,442	–	4,924	–
2.35%	196,065	74	–	1,671	343,668	–	2,240	–
2.40%	14,905	116	–	914	37,483	–	1,917	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppBal
2.45%	3,897	173	–	1,513	10,116	–	73	–
2.50%	1,069	212	–	27	5,464	–	1,311	–
2.55%	20,438	–	–	836	34,146	–	–	–
2.60%	12,580	–	–	3	20,899	–	–	–
2.65%	1,551	–	–	299	1,668	–	–	–
2.70%	4,621	–	–	–	9,662	–	21	–
2.75%	2,381	–	–	–	3,730	–	–	–
2.80%	330	63	–	–	808	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	1,288	–	–	–	3,593	–	–	–
2.95%	–	–	–	–	57	–	–	–
3.00%	–	–	–	–	60	–	–	–
3.05%	45	–	–	–	283	–	–	–
3.10%	160	–	–	–	1,116	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	57	–	–	–	64	–	–	–

Totals	$2,343,818	133,144	2,856,732	137,332	1,971,303	1,463,105	1,232,751	1,921,717

	OppCapAp	OppCapApS	OppBdFd	OppGlSec	OppGlSecS	OppHighInc	OppHighIncS	OppMSt
0.80%	$3,932	–	1,295	2,874	–	–	–	597
0.95%	–	1,519	–	–	371	–	3,810	–
1.05%	–	1,201	–	–	240	–	2,696	–
1.10%	–	2,325	–	–	558	–	659	–
1.15%	–	136,013	–	–	50,564	–	69,397	–
1.20%	–	1,865	–	–	1,208	–	1,147	–
1.25%	–	62,874	–	–	50,886	–	29,841	–
1.30%	997,935	1,162	950,163	2,459,134	3,123	3,377	–	265,399
1.35%	–	33,231	–	–	–	–	22,153	–
1.40%	453,305	12,043	711,447	1,564,970	10,585	614	21,843	109,780
1.45%	–	61,414	–	–	21,064	–	95,979	–
1.50%	–	33,944	–	–	11,628	–	13,529	–
1.55%	–	147,927	–	–	52,500	–	108,505	–
1.60%	–	13,017	–	–	3,573	–	6,709	–
1.65%	–	74,831	–	–	24,987	–	31,813	–
1.70%	–	17,819	–	–	6,741	–	10,204	–
1.75%	–	72,536	–	–	13,307	–	39,053	–
1.80%	–	65,669	–	–	31,837	–	65,213	–
1.85%	–	31,336	–	–	10,826	–	14,693	–
1.90%	–	13,622	–	–	6,177	–	6,898	–
1.95%	–	26,436	–	–	2,144	–	3,295	–
2.00%	–	29,064	–	–	1,753	–	23,781	–
2.05%	–	47,769	–	–	5,823	–	11,645	–
2.10%	–	12,645	–	–	6,344	–	12,222	–
2.15%	–	21,224	–	–	1,764	–	2,314	–
2.20%	–	12,962	–	–	–	–	11,524	–
2.25%	–	16,678	–	–	165	–	1,748	–
2.30%	–	4,943	–	–	283	–	511	–
2.35%	–	16,670	–	–	–	–	779	–
2.40%	–	2,976	–	–	–	–	215	–
2.45%	–	3,836	–	–	–	–	592	–
2.50%	–	3,913	–	–	–	–	–	–
2.55%	–	1,166	–	–	–	–	422	–
2.60%	–	2,167	–	–	–	–	–	–
2.65%	–	103	–	–	–	–	373	–
2.70%	–	184	–	–	–	–	1,791	–
2.75%	–	43	–	–	–	–	1,079	–
2.80%	–	4	–	–	–	–	505	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	249	–	–	–	–	–	–
2.95%	–	45	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,455,172	987,425	1,662,905	4,026,978	318,451	3,991	616,938	375,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap	PioSmCapV2	PioSmCapV	PVTGroInc	PVTIntEq
0.80%	$–	8	–	1,210	–	–	–	–
0.95%	2,001	–	1,017	–	2,967	4,321	713	–
1.05%	670	–	1,003	–	2,439	3,690	265	–
1.10%	4,836	–	2,482	–	–	–	592	–
1.15%	183,151	–	77,166	–	–	–	17,893	2,793
1.20%	1,701	–	202	–	–	–	–	–
1.25%	43,875	–	19,169	–	–	–	5,073	1,535
1.30%	703	6,229	90	227,058	–	–	–	–
1.35%	46,189	–	25,549	–	–	–	2,417	–
1.40%	30,990	2,267	7,947	77,480	–	9	436	1,373
1.45%	53,964	–	27,840	–	–	–	4,118	1,509
1.50%	61,492	–	24,655	–	–	–	4,209	2,366
1.55%	201,859	–	93,594	–	–	–	24,219	5,593
1.60%	20,233	–	8,529	–	–	–	1,864	116
1.65%	87,267	–	25,939	–	–	–	19,834	2,057
1.70%	36,598	–	10,075	–	–	–	2,052	1,510
1.75%	333,036	–	87,576	–	–	–	9,068	1,018
1.80%	91,376	–	53,513	–	–	–	9,256	2,319
1.85%	34,641	–	12,160	–	–	–	2,934	651
1.90%	16,013	–	4,152	–	–	–	1,198	125
1.95%	66,254	–	22,516	–	–	–	1,745	–
2.00%	165,138	–	39,535	–	–	–	6,225	183
2.05%	40,231	–	7,373	–	–	–	5,746	670
2.10%	44,803	–	19,464	–	–	–	4,629	93
2.15%	153,184	–	32,207	–	–	–	5,605	–
2.20%	33,383	–	7,318	–	–	–	616	–
2.25%	19,833	–	3,116	–	–	–	4,188	–
2.30%	13,687	–	4,243	–	–	–	613	–
2.35%	314,654	–	68,307	–	–	–	1,210	–
2.40%	29,682	–	6,355	–	–	–	646	440
2.45%	11,472	–	2,454	–	–	–	341	–
2.50%	5,144	–	835	–	–	–	725	–
2.55%	32,271	–	6,987	–	–	–	2	–
2.60%	20,116	–	3,895	–	–	–	486	–
2.65%	1,812	–	567	–	–	–	–	32
2.70%	11,293	–	1,953	–	–	–	9	–
2.75%	5,366	–	736	–	–	–	47	–
2.80%	1,109	–	250	–	–	–	120	–
2.85%	1,173	–	–	–	–	–	–	–
2.90%	3,277	–	796	–	–	–	–	–
2.95%	56	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	260	–	63	–	–	–	–	–
3.10%	1,023	–	252	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	60	–	11	–	–	–	–	–

Totals	$2,225,876	8,504	711,891	305,748	5,406	8,020	139,094	24,383

	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
0.80%	$–	49	337	–	49	71	1,304	1,455
0.95%	40	–	–	–	–	–	–	–
1.05%	380	–	–	–	–	–	–	–
1.10%	4	483	621	170	–	–	–	–
1.15%	4,903	26,643	48,230	11,798	–	–	–	–
1.20%	–	–	–	1	–	–	–	–
1.25%	3,943	2,414	6,170	976	–	–	–	–
1.30%	–	4,726	14,529	1,558	62,353	220,364	199,347	349,298
1.35%	380	6,469	30,576	3,633	–	–	–	–
1.40%	74	8,942	14,956	2,203	42,966	104,055	63,724	187,208
1.45%	1,383	8,243	37,555	4,597	–	–	–	–
1.50%	2,317	12,146	11,032	2,006	–	–	–	–
1.55%	7,123	40,357	61,733	11,618	–	–	–	–
1.60%	281	1,861	7,073	1,088	–	–	–	–
1.65%	5,159	4,934	20,760	8,895	–	–	–	–
1.70%	705	1,891	6,160	980	–	–	–	–
1.75%	1,705	19,948	56,742	19,829	–	–	–	–
1.80%	1,714	9,787	25,171	4,370	–	–	–	–
1.85%	1,458	6,414	16,544	338	–	–	–	–
1.90%	499	978	880	294	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
1.95%	334	2,535	16,005	1,395	–	–	–	–
2.00%	1,967	17,728	12,628	5,558	–	–	–	–
2.05%	3,880	2,673	3,041	684	–	–	–	–
2.10%	261	7,630	9,233	3,814	–	–	–	–
2.15%	751	11,293	15,004	5,278	–	–	–	–
2.20%	751	5,827	11,604	2,016	–	–	–	–
2.25%	1,521	1,513	2,165	–	–	–	–	–
2.30%	906	1,772	5,477	147	–	–	–	–
2.35%	892	5,230	16,103	1,986	–	–	–	–
2.40%	964	1,488	1,154	987	–	–	–	–
2.45%	325	1,171	1,188	58	–	–	–	–
2.50%	570	80	465	46	–	–	–	–
2.55%	51	179	294	282	–	–	–	–
2.60%	459	107	22	–	–	–	–	–
2.65%	6	170	94	42	–	–	–	–
2.70%	227	1,059	831	163	–	–	–	–
2.75%	42	–	–	–	–	–	–	–
2.80%	127	12	141	7	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	69	–	–	–	–	–	–
2.95%	–	–	48	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$46,102	216,821	454,566	96,817	105,368	324,490	264,375	537,961

	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2
0.80%	$1,162	2,950	1	–	236	–	9,046	–
0.95%	–	–	–	1,443	–	–	–	6,912
1.05%	–	–	–	1,096	–	–	–	3,517
1.10%	–	–	–	2,278	–	316	–	4,356
1.15%	–	–	–	69,602	–	5,527	–	237,490
1.20%	–	–	–	748	–	–	–	640
1.25%	–	–	–	13,383	–	4,477	–	56,902
1.30%	328,167	477,854	3,636	570	94,793	–	1,684,876	1,000
1.35%	–	–	–	19,662	–	–	–	66,610
1.40%	138,740	191,554	1,579	14,153	45,547	256	946,844	23,429
1.45%	–	–	–	28,479	–	3,362	–	75,151
1.50%	–	–	–	39,207	–	4,601	–	49,358
1.55%	–	–	–	64,757	–	5,944	–	296,335
1.60%	–	–	–	6,469	–	588	–	19,215
1.65%	–	–	–	31,776	–	903	–	84,711
1.70%	–	–	–	16,402	–	917	–	21,573
1.75%	–	–	–	170,564	–	697	–	82,802
1.80%	–	–	–	27,652	–	1,903	–	127,555
1.85%	–	–	–	18,069	–	1,774	–	52,028
1.90%	–	–	–	8,455	–	776	–	16,994
1.95%	–	–	–	30,438	–	310	–	18,862
2.00%	–	–	–	99,872	–	22	–	36,807
2.05%	–	–	–	12,157	–	888	–	24,233
2.10%	–	–	–	15,260	–	1,778	–	24,933
2.15%	–	–	–	67,135	–	688	–	6,629
2.20%	–	–	–	20,962	–	–	–	17,318
2.25%	–	–	–	8,016	–	–	–	2,750
2.30%	–	–	–	8,527	–	–	–	2,808
2.35%	–	–	–	196,458	–	–	–	662
2.40%	–	–	–	15,053	–	–	–	982
2.45%	–	–	–	5,202	–	9	–	8,222
2.50%	–	–	–	1,323	–	–	–	98
2.55%	–	–	–	19,859	–	–	–	16,893
2.60%	–	–	–	12,200	–	–	–	–
2.65%	–	–	–	1,120	–	–	–	183
2.70%	–	–	–	4,638	–	–	–	21
2.75%	–	–	–	2,245	–	–	–	–
2.80%	–	–	–	373	–	–	–	170
2.85%	–	–	–	85	–	–	–	–
2.90%	–	–	–	1,700	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	86	–	–	–	–
3.10%	–	–	–	339	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	40	–	–	–	–

Totals	$468,069	672,358	5,216	1,057,853	140,576	35,736	2,640,766	1,388,149

	VicDivrStk	WFDisc	WFLrgCoGro	WFMnMrkt	WFOpp	WFTotRetBd
0.80%	$–	671	–	–	5,666	–
0.95%	–	–	–	–	–	–
1.05%	–	–	–	–	–	–
1.10%	–	–	–	–	–	–
1.15%	1,006	–	–	69	–	246
1.20%	–	–	–	–	–	–
1.25%	4,858	–	–	–	–	–
1.30%	–	656,535	–	–	3,371,207	–
1.35%	920	–	–	–	–	–
1.40%	–	276,687	41	1,300	1,273,509	–
1.45%	–	–	–	–	–	–
1.50%	1,206	–	–	–	–	–
1.55%	52	–	–	–	–	–
1.60%	582	–	–	–	–	–
1.65%	354	–	–	–	–	–
1.70%	278	–	–	–	–	–
1.75%	627	–	72	–	–	–
1.80%	772	–	–	–	–	–
1.85%	384	–	–	–	–	–
1.90%	–	–	359	–	–	–
1.95%	673	–	–	–	–	–
2.00%	12	–	229	–	–	–
2.05%	–	–	–	–	–	–
2.10%	900	–	712	–	–	–
2.15%	–	–	–	–	–	–
2.20%	–	–	1,343	–	–	–
2.25%	–	–	–	–	–	–
2.30%	–	–	–	–	–	–
2.35%	–	–	–	–	–	–
2.40%	–	–	–	–	–	–
2.45%	–	–	–	–	–	–
2.50%	–	–	–	–	–	–
2.55%	–	–	–	–	–	–
2.60%	–	–	–	–	–	–
2.65%	–	–	–	–	–	–
2.70%	–	–	–	–	–	–
2.75%	–	–	–	–	–	–
2.80%	–	–	–	–	–	–
2.85%	–	–	–	–	–	–
2.90%	–	–	–	–	–	–
2.95%	–	–	–	–	–	–
3.00%	–	–	–	–	–	–
3.05%	–	–	–	–	–	–
3.10%	–	–	–	–	–	–
3.15%	–	–	–	–	–	–
3.25%	–	–	–	–	–	–

Totals $	12,624	933,893	2,756	1,369	4,650,382	246

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $258,453,443 and $281,754,798, respectively, and total transfers from the Account to the fixed account were $98,329,606 and $86,585,725, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $19,726,148 and $11,235,861 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $1,024,406 and $1,705,112 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

For Purchase Payment Credits, the Company contributed $4,208,817 and $2,000,683 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II
2006	0.95% to 2.95%	3,021,464	$ 14.14 to 15.42	$52,769,013	0.12%	11.87% to 9.62%
2005	0.95% to 2.95%	3,126,816	12.64 to 14.06	49,174,442	0.00%	4.43%to 2.33%
2004	0.95% to 2.80%	2,372,812	12.11 to 13.78	35,865,728	0.00%	9.79% to 7.74%
2003	0.95% to 2.80%	725,730	11.03 to 12.79	9,990,108	0.00%	10.28% to 27.90%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II
2006	0.80% to 2.95%	936,992	9.91 to 13.58	14,402,186	0.00%	-0.88% to 2.94%	(a)
2005	0.95% to 2.95%	783,186	12.18 to 13.19	11,580,313	0.00%	7.55% to 5.38%
2004	0.95% to 2.85%	995,122	11.33 to 12.54	13,783,771	0.00%	5.32% to 3.30%
2003	0.95% to 2.80%	208,483	10.76 to 12.14	2,749,979	0.00%	7.56% to 21.42%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II
2006	0.80% to 3.00%	1,088,041	10.12 to 17.01	20,992,339	0.00%	1.15% to 12.78%	(a)
2005	0.95% to 3.00%	938,234	13.62 to 15.09	15,894,114	0.00%	8.23% to 6.00%
2004	0.95% to 2.70%	681,736	12.59 to 15.48	10,765,387	0.00%	14.17% to 12.16%
2003	1.15% to 2.65%	156,782	14.00 to 13.81	2,180,408	0.00%	39.96% to 38.10%	(a) (b)

Alger American Balanced Portfolio – Class S Shares
2006	0.95% to 1.45%	19,445	12.14 to 11.94	235,534	0.81%	3.47% to 2.95%
2005	0.95% to 1.45%	37,454	11.73 to 11.60	439,160	1.78%	7.13% to 6.59%
2004	0.95% to 1.45%	11,877	10.95 to 10.88	129,991	1.97%	3.28% to 2.76%

Alger American Mid Cap Growth Portfolio – Class S Shares
2006	0.95% to 1.80%	42,969	14.21 to 13.81	608,077	0.00%	8.84% to 7.91%
2005	0.95% to 1.80%	31,739	13.06 to 12.80	413,029	0.00%	8.50% to 7.57%
2004	0.95% to 1.45%	17,910	12.03 to 11.95	215,064	0.00%	11.69% to 11.13%
2003	0.95%	2,204	10.77	23,746	0.00%	7.74%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B
2006	0.95% to 2.90%	1,318,088	14.62 to 15.18	23,041,761	1.14%	15.88% to 13.60%
2005	0.95% to 2.90%	1,458,592	12.61 to 13.36	22,196,589	1.24%	3.60% to 1.57%
2004	0.95% to 2.90%	1,632,039	12.17 to 13.15	24,059,143	0.88%	10.17% to 8.00%
2003	0.95% to 2.90%	1,055,483	11.05 to 12.18	14,215,858	0.14%	10.51% to 21.78%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B
2006	0.95% to 2.40%	436,802	16.22 to 19.77	8,743,128	0.23%	13.12% to 11.47%
2005	0.95% to 2.40%	472,597	14.34 to 17.73	8,416,951	0.55%	5.62% to 4.08%
2004	0.95% to 2.70%	497,373	13.58 to 16.94	8,511,826	0.09%	17.94% to 15.86%
2003	1.10% to 2.70%	282,978	14.83 to 14.62	4,130,159	0.05%	48.33% to 46.22%	(a) (b)

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	0.80% to 1.40%	3,544,356	19.84 to 21.64	81,354,666	1.99%	8.74% to 8.09%
2005	0.80% to 1.40%	4,467,709	18.24 to 20.02	94,404,446	1.89%	4.10% to 3.47%
2004	0.80% to 1.40%	5,476,571	17.53 to 19.35	111,421,119	1.68%	8.90% to 8.24%
2003	0.80% to 1.40%	6,309,606	16.09 to 17.88	118,238,558	2.53%	18.50% to 17.79%
2002	0.80% to 1.40%	6,701,595	13.58 to 16.57	106,481,584	2.84%	-10.82% to-10.28%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	0.80% to 1.40%	3,982,752	15.45 to 18.71	124,686,439	0.00%	16.28% to 15.58%
2005	0.80% to 1.40%	4,837,975	13.28 to 16.19	129,211,185	0.00%	21.09% to 20.36%
2004	0.80% to 1.40%	5,652,516	10.97 to 13.45	124,449,595	0.00%	6.72% to 6.08%
2003	0.80% to 1.40%	6,916,987	10.28 to 12.68	141,677,225	0.00%	19.51% to 18.79%
2002	0.80% to 1.40%	8,313,614	8.60 to 21.07	140,824,556	0.00%	-22.31% to -21.83%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.80% to 1.40%	2,937,946	$14.22 to 13.49	$39,889,470	1.85%	16.15% to 15.45%
2005	0.80% to 1.40%	3,657,933	12.24 to 11.69	42,972,046	2.07%	3.80% to 3.17%
2004	0.80% to 1.40%	4,654,910	11.79 to 11.33	52,942,168	1.40%	12.09% to 11.41%
2003	0.80% to 1.40%	5,714,030	10.52 to 10.17	58,274,174	1.11%	28.32% to 27.54%
2002	0.80% to 1.40%	5,125,581	7.97 to 8.20	40,961,204	1.15%	-20.50% to -20.02%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II
2006	0.95% to 2.85%	861,606	15.01 to 12.86	14,784,058	1.57%	15.71% to 13.54%
2005	0.95% to 2.85%	974,803	12.97 to 11.33	14,596,589	1.77%	3.53% to 1.59%
2004	0.95% to 2.85%	964,870	12.53 to 11.15	14,094,019	1.13%	11.50% to 9.46%
2003	0.95% to 2.80%	513,470	11.24 to 12.24	6,815,250	0.00%	12.35% to 22.37%	(a) (b)

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.80% to 3.00%	6,878,406	10.94 to 10.21	74,548,587	3.41%	0.78% to -1.45%
2005	0.80% to 3.00%	7,317,685	10.86 to 10.36	79,291,554	4.66%	0.75% to -1.48%
2004	0.80% to 3.00%	5,306,858	10.78 to 10.51	57,508,773	3.39%	4.96% to 2.64%
2003	0.80% to 2.55%	1,303,256	10.27 to 10.29	13,554,997	1.08%	2.69% to 2.92%	(a)

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.80% to 1.40%	2,905,577	23.82 to 22.36	65,448,602	1.67%	24.03% to 23.28%
2005	0.80% to 1.40%	3,664,642	19.21 to 18.13	66,905,080	1.18%	12.35% to 11.67%
2004	0.80% to 1.40%	4,655,031	17.10 to 16.24	76,046,364	0.57%	14.00% to 13.32%
2003	0.80% to 1.40%	6,008,220	15.00 to 14.33	86,550,127	0.75%	23.51% to 22.77%
2002	0.80% to 1.40%	7,997,923	11.67 to 12.14	93,782,519	0.88%	-21.49% to -21.01%

American Century Variable Portfolios, Inc. – International Fund – Class II
2006	0.95% to 2.15%	167,745	17.86 to 19.57	3,361,447	1.45%	23.56% to 22.07%
2005	0.95% to 2.15%	187,627	14.45 to 16.03	3,059,229	1.01%	12.03% to 10.68%
2004	0.95% to 2.15%	218,350	12.90 to 14.48	3,195,978	0.49%	13.68% to 12.31%
2003	0.95% to 2.70%	238,887	11.35 to 12.83	3,091,431	0.00%	13.46% to 28.33%	(a) (b)

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.80% to 1.40%	2,121,586	15.84 to 15.40	32,787,298	1.62%	24.03% to 23.28%
2005	0.80% to 1.40%	2,307,236	12.77 to 12.49	28,896,626	1.13%	12.20% to 11.52%
2004	0.80% to 1.40%	2,469,324	11.38 to 11.20	27,706,844	0.54%	14.16% to 13.47%
2003	0.80% to 1.40%	2,431,962	9.97 to 9.87	24,027,699	0.68%	23.51% to 22.77%
2002	0.80% to 1.40%	1,893,970	8.04 to 8.07	15,231,488	0.00%	-19.61% to -19.28%	(a) (b)

American Century Variable Portfolios, Inc. – International Fund – Class IV
2006	0.95% to 2.65%	741,894	15.62 to 14.92	11,421,722	1.45%	23.68% to 21.57%
2005	0.95% to 2.65%	771,337	12.63 to 12.27	9,654,221	0.89%	11.90% to 9.99%
2004	0.95% to 2.30%	493,520	11.29 to 11.19	5,550,929	0.00%	12.89% to 11.87%	(a) (b)

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.80% to 1.40%	299,448	11.09 to 11.05	3,310,661	1.20%	10.94% to 10.50%	(a) (b)

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II
2006	1.10% to 2.90%	1,253,439	13.35 to 12.95	16,593,330	0.67%	18.91% to 16.75%
2005	1.15% to 2.90%	483,218	11.22 to 11.09	5,404,126	1.28%	12.21% to 10.89%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.80% to 1.40%	423,522	10.58 to 10.28	4,369,846	0.00%	-4.05% to -4.63%
2005	0.80% to 1.40%	704,273	11.02 to 10.78	7,610,398	0.00%	1.35% to 0.74%
2004	0.80% to 1.40%	671,844	10.88 to 10.70	7,201,616	0.00%	9.79% to 9.13%
2003	0.80% to 1.40%	596,069	9.91 to 9.81	5,850,738	0.00%	23.90% to 23.15%
2002	0.80% to 1.40%	144,545	7.96 to 8.00	1,151,365	0.33%	-20.37% to -20.05%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class II
2006	0.95% to 2.90%	1,132,582	11.31 to 11.64	15,069,024	0.00%	-4.30% to -6.18%
2005	0.95% to 2.90%	1,111,532	11.82 to 12.40	15,585,166	0.00%	1.01% to -0.97%
2004	0.95% to 2.85%	833,172	11.70 to 12.54	11,612,690	0.00%	9.54% to 7.44%
2003	1.15% to 2.75%	251,964	13.07 to 11.68	3,176,173	0.00%	30.66% to 16.77%	(a) (b)

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.80% to 1.40%	6,165,160	26.25 to 24.70	153,403,265	1.35%	17.71% to 17.00%
2005	0.80% to 1.40%	7,260,905	22.30 to 21.11	154,247,554	0.93%	4.20% to 3.57%
2004	0.80% to 1.40%	8,834,706	21.40 to 20.39	181,034,811	1.06%	13.42% to 12.73%
2003	0.80% to 1.40%	9,070,068	18.87 to 18.08	164,712,767	1.01%	27.93% to 27.15%
2002	0.80% to 1.40%	10,608,306	14.22 to 14.75	151,374,824	0.98%	-13.84% to -13.32%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Value Fund – Class II
2006	0.95% to 2.95%	5,699,037	$15.45 to 15.95	$104,054,486	1.05%	17.34% to 14.98%
2005	0.95% to 2.95%	4,664,738	13.16 to 13.87	73,014,202	0.59%	3.86% to 1.77%
2004	0.95% to 2.80%	2,735,693	12.67 to 13.66	41,571,673	0.53%	13.09% to 10.98%
2003	1.10% to 2.80%	875,072	13.63 to 12.31	11,835,842	0.00%	36.27% to 23.13%	(a) (b)

American Century Variable Portfolios, Inc. – Vista SM Fund – Class I
2006	1.30% to 1.40%	15,762	9.54 to 9.54	150,403	0.00%	-4.56% to -4.63%	(a) (b)

American Century Variable Portfolios, Inc. – Vista SM Fund – Class II
2006	1.10% to 2.90%	242,388	2.25 to 11.88	2,936,912	0.00%	7.68% to 5.73%
2005	1.10% to 2.90%	106,490	11.37 to 11.23	1,205,764	0.00%	13.72% to 12.35%	(a) (b)

American Funds Insurance Series®– Growth Fund – Class 1
2006	1.30%	243,531	77.34	18,835,011	0.92%	9.05%
2005	1.30%	304,890	70.93	21,624,645	0.86%	14.99%
2004	1.30%	328,214	61.68	20,244,087	0.35%	11.28%
2003	1.30%	365,065	55.43	20,233,757	0.37%	35.36%
2002	1.30%	395,501	40.94	16,193,780	0.18%	-25.26%

American Funds Insurance Series®– High-Income Bond Fund – Class 1
2006	1.30%	35,506	40.54	1,439,550	4.68%	9.45%
2005	1.30%	51,290	37.04	1,899,949	5.71%	1.13%
2004	1.30%	56,446	36.63	2,067,573	5.70%	8.40%
2003	1.30%	79,839	33.79	2,697,763	10.29%	28.10%
2002	1.30%	52,094	26.38	1,374,108	8.77%	-2.79%

American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund – Class 1
2006	1.30%	62,699	28.00	1,755,517	3.68%	2.60%
2005	1.30%	88,729	27.29	2,421,277	3.90%	1.37%
2004	1.30%	91,982	26.92	2,476,082	4.87%	2.24%
2003	1.30%	110,931	26.33	2,920,820	3.56%	1.18%
2002	1.30%	125,824	26.02	3,274,314	4.55%	8.03%

Charles Schwab Money Market Portfolio
2006	0.95% to 1.85%	1,650,023	10.53 to 10.21	17,343,382	4.15%	3.61% to 2.67%
2005	0.95% to 1.90%	1,114,003	10.16 to 9.94	11,301,111	3.00%	1.77% to 0.80%
2004	0.95% to 1.85%	438,727	9.98 to 9.86	4,373,727	0.96%	-0.06% to -0.96%
2003	0.95% to 1.45%	245,954	9.99 to 9.97	2,456,759	0.09%	-0.11% to -0.27%	(a) (b)

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.80% to 1.40%	285,608	16.15 to 15.20	4,372,655	0.00%	12.30% to 11.62%
2005	0.80% to 1.40%	377,164	14.38 to 13.62	5,168,448	0.00%	15.22% to 14.52%
2004	0.80% to 1.40%	509,005	12.48 to 11.89	6,084,949	0.00%	17.05% to 16.34%
2003	0.80% to 1.40%	665,511	10.67 to 10.22	6,834,165	0.00%	46.48% to 45.59%
2002	0.80% to 1.40%	871,300	7.02 to 7.28	6,140,841	0.00%	-35.08% to -34.68%

Credit Suisse Trust – International Focus Portfolio
2006	0.80% to 1.40%	2,629,775	16.18 to 15.57	41,181,190	0.99%	17.71% to 17.00%
2005	0.80% to 1.40%	3,268,498	13.75 to 13.30	43,719,660	0.84%	16.50% to 15.80%
2004	0.80% to 1.40%	4,168,927	11.80 to 11.49	48,123,003	0.93%	13.82% to 13.14%
2003	0.80% to 1.40%	5,366,505	10.37 to 10.15	54,715,107	0.43%	32.03% to 31.23%
2002	0.80% to 1.40%	6,977,626	7.74 to 7.85	54,182,847	0.00%	-21.03% to -20.55%

Credit Suisse Trust – Small Cap Growth Portfolio
2006	0.80% to 1.40%	4,550,318	16.92 to 17.63	80,816,137	0.00%	3.93% to 3.30%
2005	0.80% to 1.40%	5,728,799	16.28 to 17.07	98,399,267	0.00%	-3.46% to -4.04%
2004	0.80% to 1.40%	7,254,068	16.86 to 17.78	129,733,218	0.00%	9.98% to 9.32%
2003	0.80% to 1.40%	8,999,069	15.33 to 16.27	147,102,444	0.00%	47.36% to 46.47%
2002	0.80% to 1.40%	10,206,558	10.41 to 11.19	113,825,374	0.00%	-34.62% to -34.22%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.80% to 2.50%	3,003,653	15.23 to 20.00	53,124,303	0.42%	13.50% to 11.56%
2005	0.80% to 2.50%	3,454,461	13.42 to 17.92	52,798,571	0.00%	6.38% to 4.56%
2004	0.80% to 2.70%	3,662,793	12.62 to 17.08	50,846,240	0.46%	20.91% to 18.60%
2003	0.80% to 2.35%	2,490,303	10.43 to 10.15	27,176,568	0.28%	36.68% to 44.44%	(b)
2002	0.80% to 1.40%	466,308	7.60 to 7.63	3,546,444	0.31%	-23.97% to -23.66%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.80% to 1.40%	3,504,269	$18.37 to 22.39	$82,432,140	0.11%	8.33% to 7.68%
2005	0.80% to 1.40%	4,359,987	16.95 to 20.79	95,023,542	0.00%	2.79% to 2.17%
2004	0.80% to 1.40%	5,445,879	16.49 to 20.35	115,826,541	0.36%	5.36% to 4.72%
2003	0.80% to 1.40%	6,701,628	15.66 to 19.43	135,576,829	0.11%	25.00% to 24.24%
2002	0.80% to 1.40%	7,243,408	12.52 to 16.66	117,819,427	0.19%	-29.94% to -29.51%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.80% to 1.40%	17,471,027	25.91 to 31.05	547,761,774	1.59%	14.58% to 13.89%
2005	0.80% to 1.40%	21,479,216	22.61 to 27.26	590,648,682	1.54%	3.86% to 3.23%
2004	0.80% to 1.40%	27,047,637	21.77 to 26.41	719,718,796	1.71%	9.76% to 9.09%
2003	0.80% to 1.40%	32,699,415	19.84 to 24.21	796,781,905	1.40%	27.34% to 26.57%
2002	0.80% to 1.40%	38,520,995	15.58 to 19.36	740,960,376	1.27%	-23.45% to -22.98%

Dreyfus Stock Index Fund, Inc. – Service Shares
2006	0.95% to 2.90%	7,034,417	14.25 to 14.59	117,546,992	1.41%	14.11% to 11.87%
2005	0.95% to 3.00%	6,341,787	12.49 to 13.00	93,210,382	1.41%	3.44% to 1.31%
2004	0.95% to 3.00%	5,049,202	12.07 to 12.84	72,127,749	1.74%	9.30% to 7.04%
2003	0.95% to 2.90%	1,563,084	11.04 to 12.00	20,724,193	0.73%	10.44% to 20.00%	(a) (b)

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.80% to 1.40%	3,227,567	16.02 to 15.12	49,149,665	1.58%	15.55% to 14.85%
2005	0.80% to 1.40%	4,029,605	13.86 to 13.17	53,378,443	0.02%	3.55% to 2.92%
2004	0.80% to 1.40%	4,990,800	13.39 to 12.79	64,177,831	1.53%	4.21% to 3.58%
2003	0.80% to 1.40%	6,013,001	12.85 to 12.35	74,581,255	1.29%	20.20% to 19.47%
2002	0.80% to 1.40%	7,086,046	10.34 to 10.69	73,506,332	1.03%	-17.88% to -17.38%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares
2006	0.95% to 3.00%	1,641,093	13.55 to 13.38	24,926,948	1.35%	15.11% to 12.73%
2005	0.95% to 3.00%	1,814,647	11.77 to 11.87	24,136,811	0.00%	3.13% to 1.00%
2004	0.95% to 2.85%	1,357,385	11.42 to 11.78	17,648,287	2.09%	3.80% to 1.81%
2003	1.15% to 2.65%	396,749	12.70 to 12.54	4,997,749	1.99%	27.04% to 25.35%	(a) (b)

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares
2006	0.95% to 2.40%	278,075	12.65 to 15.42	4,374,516	0.17%	2.54% to 1.04%
2005	0.95% to 2.40%	339,465	12.34 to 15.26	5,241,910	0.00%	4.56% to 3.03%
2004	0.95% to 2.40%	327,297	11.80 to 14.81	4,907,676	0.00%	9.99% to 8.38%
2003	1.10% to 2.40%	131,238	13.83 to 13.67	1,800,570	0.00%	38.26% to 36.67%	(a) (b)

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	0.80% to 1.40%	2,372,008	15.25 to 14.35	34,268,064	0.76%	13.60% to 12.91%
2005	0.80% to 1.40%	2,832,165	13.42 to 12.71	36,194,164	1.29%	2.53% to 1.91%
2004	0.80% to 1.40%	3,540,729	13.09 to 12.47	44,355,941	1.18%	6.61% to 5.96%
2003	0.80% to 1.40%	4,245,970	12.28 to 11.77	50,156,353	0.77%	25.56% to 24.80%
2002	0.80% to 1.40%	4,941,819	9.43 to 9.78	46,735,460	0.59%	-26.38% to -25.93%

Federated Insurance Series – Federated American Leaders Fund II – Service Shares
2006	0.95% to 2.75%	147,270	14.63 to 15.17	2,411,405	1.22%	15.38% to 13.29%
2005	0.95% to 2.75%	177,529	12.68 to 13.39	2,536,537	1.27%	3.78% to 1.90%
2004	1.15% to 2.75%	191,712	14.45 to 13.14	2,665,097	1.22%	8.24% to 6.49%
2003	1.15% to 2.55%	77,357	13.35 to 13.18	1,001,093	0.00%	33.50% to 31.84%	(a) (b)

Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares
2006	0.95% to 3.15%	212,094	13.42 to 13.52	3,225,966	0.53%	14.69% to 12.15%
2005	1.05% to 3.15%	236,710	11.67 to 12.06	3,170,136	0.84%	0.63% to -1.50%
2004	1.05% to 3.15%	262,174	11.60 to 12.24	3,512,976	0.53%	5.99% to 3.74%
2003	1.10% to 2.80%	177,660	13.00 to 11.83	2,254,950	0.00%	30.02% to 18.27%	(a) (b)

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares
2006	1.15% to 2.30%	326,855	10.32 to 10.24	3,358,443	0.00%	3.16% to 2.37%	(a) (b)

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.80% to 1.40%	1,361,037	11.88 to 11.55	15,768,662	4.34%	3.32% to 2.70%
2005	0.80% to 1.40%	1,866,157	11.50 to 11.25	21,031,569	3.80%	0.49% to -0.12%
2004	0.80% to 1.40%	2,208,926	11.44 to 11.26	24,906,332	4.23%	2.79% to 2.17%
2003	0.80% to 1.40%	3,097,044	11.13 to 11.02	34,160,926	4.10%	3.81% to 3.18%
2002	0.80% to 1.40%	2,559,029	10.68 to 10.72	27,343,161	0.00%	6.82% to 7.25%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Insurance Series – Federated Quality Bond Fund II – Service Shares
2006	0.95% to 2.95%	4,875,943	$10.81 to 9.88	$51,727,060	3.80%	2.94% to 0.86%
2005	0.95% to 2.95%	4,648,453	10.51 to 9.79	48,245,065	3.29%	0.03% to -1.98%
2004	0.95% to 2.85%	3,548,586	10.50 to 10.78	37,072,244	3.23%	2.34% to 0.39%
2003	0.95% to 2.60%	1,665,638	10.26 to 10.78	17,093,448	0.01%	2.63% to 1.48%	(a) (b)

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	0.80% to 1.40%	19,837,866	27.02 to 33.76	941,295,561	3.26%	19.23% to 18.52%
2005	0.80% to 1.40%	24,111,620	22.66 to 28.49	951,276,572	1.68%	5.02% to 4.39%
2004	0.80% to 1.40%	29,628,395	21.58 to 27.29	1,103,365,925	1.58%	10.64% to 9.97%
2003	0.80% to 1.40%	35,119,867	19.50 to 24.82	1,172,481,617	1.79%	29.29% to 28.51%
2002	0.80% to 1.40%	41,305,904	15.08 to 33.74	1,060,581,302	1.87%	-18.11% to -17.61%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2
2006	1.10% to 2.95%	9,285,688	18.74 to 16.04	170,040,794	2.92%	18.61% to 16.40%
2005	1.10% to 2.95%	8,101,371	15.80 to 13.78	125,643,989	1.28%	4.41% to 2.47%
2004	1.10% to 2.95%	6,134,314	15.13 to 13.45	91,285,573	0.82%	10.01% to 7.95%
2003	1.10% to 2.80%	1,963,742	13.76 to 12.47	26,626,620	0.00%	37.56% to 24.68%	(a) (b)

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	0.80% to 1.40%	15,379,782	19.07 to 24.89	723,221,795	0.41%	6.00% to 5.36%
2005	0.80% to 1.40%	19,493,494	17.99 to 23.63	851,535,193	0.51%	4.95% to 4.32%
2004	0.80% to 1.40%	24,907,685	17.14 to 22.65	1,021,303,176	0.28%	2.55% to 1.93%
2003	0.80% to 1.40%	30,857,133	16.71 to 22.22	1,206,381,873	0.27%	31.79% to 30.99%
2002	0.80% to 1.40%	36,598,859	12.68 to 43.17	1,070,077,897	0.27%	-31.09% to -30.67%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2
2006	1.10% to 3.00%	3,396,781	15.59 to 13.04	51,229,656	0.16%	5.40% to 3.38%
2005	1.10% to 3.00%	3,421,593	14.79 to 12.61	49,127,180	0.25%	4.35% to 2.35%
2004	1.10% to 2.85%	3,015,154	14.17 to 12.36	41,622,162	0.09%	1.99% to 0.18%
2003	1.10% to 2.80%	1,072,088	13.90 to 12.34	14,579,923	0.00%	38.99% to 23.39%	(a) (b)

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	0.80% to 1.40%	7,076,863	14.56 to 15.70	153,544,649	7.13%	10.35% to 9.68%
2005	0.80% to 1.40%	8,818,397	13.19 to 14.31	171,137,153	14.50%	1.88% to 1.27%
2004	0.80% to 1.40%	12,101,014	12.95 to 14.13	228,193,033	8.17%	8.72% to 8.06%
2003	0.80% to 1.40%	16,497,401	11.91 to 13.08	283,236,571	6.82%	26.25% to 25.48%
2002	0.80% to 1.40%	17,053,114	9.43 to 19.56	231,945,065	10.24%	2.00% to 2.62%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	0.80% to 1.40%	5,556,872	22.70 to 23.07	158,028,879	0.90%	17.14% to 16.43%
2005	0.80% to 1.40%	6,764,235	19.38 to 19.82	164,441,055	0.66%	18.10% to 17.38%
2004	0.80% to 1.40%	8,332,810	16.41 to 16.88	172,049,779	1.18%	12.73% to 12.05%
2003	0.80% to 1.40%	10,235,114	14.55 to 15.07	187,955,327	0.83%	42.22% to 41.36%
2002	0.80% to 1.40%	12,965,489	10.23 to 13.97	167,732,039	0.89%	-21.40% to -20.92%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R
2006	0.80% to 1.40%	4,321,249	17.20 to 16.72	72,538,615	0.89%	17.08% to 16.37%
2005	0.80% to 1.40%	4,309,892	14.69 to 14.37	62,111,628	0.64%	18.16% to 17.45%
2004	0.80% to 1.40%	4,483,379	12.44 to 12.24	54,961,518	1.04%	12.68% to 12.00%
2003	0.80% to 1.40%	3,556,585	11.04 to 10.92	38,898,685	0.58%	42.18% to 41.32%
2002	0.80% to 1.40%	1,991,220	7.73 to 7.76	15,399,653	0.00%	-22.70% to -22.38%	(a) (b)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2
2006	1.10% to 2.30%	395,811	22.77 to 21.72	8,723,911	0.71%	16.48% to 15.07%
2005	1.10% to 2.30%	445,790	19.55 to 18.87	8,474,142	0.53%	17.48% to 16.06%
2004	1.10% to 2.35%	579,313	16.64 to 16.25	9,439,417	1.00%	12.07% to 10.65%
2003	1.10% to 2.70%	759,076	14.85 to 14.64	11,143,294	0.00%	48.46% to 46.36%	(a) (b)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R
2006	1.10% to 2.65%	3,262,947	15.12 to 14.50	48,966,115	0.68%	16.52% to 14.70%
2005	1.10% to 2.75%	2,671,311	12.98 to 12.62	34,592,870	0.39%	17.44% to 15.49%
2004	1.10% to 2.75%	1,455,683	11.05 to 10.93	16,113,454	0.00%	10.51% to 9.29%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	0.80% to 1.40%	10,118,900	19.91 to 19.52	286,791,929	2.82%	6.46% to 5.82%
2005	0.80% to 1.40%	12,409,816	18.70 to 18.45	329,413,384	2.78%	3.21% to 2.59%
2004	0.80% to 1.40%	15,144,673	18.12 to 17.98	387,934,534	2.80%	4.63% to 3.99%
2003	0.80% to 1.40%	18,528,814	17.32 to 17.29	450,130,622	3.64%	17.03% to 16.32%
2002	0.80% to 1.40%	21,172,985	14.80 to 24.49	440,820,954	4.16%	-10.01% to -9.46%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	0.80% to 1.40%	21,578,263	$32.72 to 33.18	$721,451,899	1.27%	10.83% to 10.16%
2005	0.80% to 1.40%	24,802,463	29.52 to 30.12	752,002,828	0.29%	16.00% to 15.31%
2004	0.80% to 1.40%	27,634,632	25.45 to 26.12	725,941,419	0.34%	14.55% to 13.86%
2003	0.80% to 1.40%	31,289,245	22.22 to 22.94	721,253,344	0.46%	27.44% to 26.67%
2002	0.80% to 1.40%	35,826,301	17.43 to 18.25	651,487,682	0.90%	-10.62% to -10.07%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2
2006	1.10% to 3.10%	16,826,492	19.42 to 16.70	319,679,085	1.04%	10.21% to 7.99%
2005	1.10% to 3.10%	13,262,039	17.62 to 15.46	229,643,763	0.09%	15.37% to 13.04%
2004	1.10% to 3.10%	7,550,491	15.28 to 13.68	113,908,694	0.10%	13.89% to 11.59%
2003	1.10% to 2.80%	1,746,863	13.41 to 12.28	23,242,672	0.00%	34.14% to 22.81%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.80% to 1.40%	1,663,367	11.02 to 10.78	17,973,250	3.75%	3.47% to 2.84%
2005	0.80% to 1.40%	1,541,808	10.65 to 10.48	16,185,460	3.17%	1.27% to 0.65%
2004	0.80% to 1.40%	1,079,916	10.52 to 10.41	11,254,188	2.96%	3.48% to 2.86%
2003	0.80% to 1.40%	441,619	10.16 to 10.12	4,471,457	0.00%	1.63% to 1.22%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class 2
2006	1.10% to 3.25%	17,350,200	11.06 to 10.00	187,123,591	2.12%	2.99% to 0.76%
2005	1.10% to 2.90%	6,089,737	10.74 to 10.02	64,530,741	2.84%	0.78% to -1.05%
2004	1.10% to 2.85%	3,702,374	10.65 to 10.52	39,157,892	2.31%	3.04% to 1.24%
2003	1.10% to 2.60%	1,078,745	10.34 to 10.42	11,114,242	0.00%	3.40% to 2.05%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	0.80% to 1.40%	2,712,499	11.75 to 11.09	30,268,618	0.72%	4.61% to 3.98%
2005	0.80% to 1.40%	3,577,040	11.23 to 10.67	38,352,113	0.93%	8.02% to 7.37%
2004	0.80% to 1.40%	4,326,389	10.39 to 9.93	43,162,018	0.56%	6.33% to 5.69%
2003	0.80% to 1.40%	5,119,061	9.77 to 9.40	48,280,130	0.78%	28.83% to 28.06%
2002	0.80% to 1.40%	6,029,031	7.34 to 7.59	44,374,253	1.11%	-22.94% to -22.47%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.80% to 1.40%	1,041,179	9.89 to 9.85	10,260,773	0.00%	-1.10% to -1.50%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2
2006	1.10% to 3.10%	8,219,016	23.02 to 20.73	184,744,089	0.17%	11.17% to 8.93%
2005	1.10% to 3.10%	7,193,078	20.70 to 19.03	146,085,937	0.00%	16.72% to 14.37%
2004	1.10% to 3.10%	3,994,345	17.74 to 16.64	69,828,007	0.00%	23.29% to 20.79%
2003	1.10% to 2.65%	952,250	14.39 to 14.19	13,510,593	0.00%	43.87% to 41.90%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.80% to 1.40%	959,780	15.50 to 15.07	14,522,707	0.54%	15.27% to 14.58%
2005	0.80% to 1.40%	1,313,761	13.45 to 13.15	17,327,837	0.00%	1.74% to 1.12%
2004	0.80% to 1.40%	1,973,235	13.22 to 13.01	25,716,534	0.00%	13.08% to 12.39%
2003	0.80% to 1.40%	2,066,461	11.69 to 11.57	23,941,728	0.00%	56.53% to 55.58%
2002	0.80% to 1.40%	204,843	7.44 to 7.47	1,524,353	0.00%	-25.61% to -25.31%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2
2006	1.10% to 3.10%	1,184,531	21.85 to 18.00	25,032,411	0.35%	14.74% to 12.42%
2005	1.10% to 3.10%	1,244,308	19.04 to 16.01	23,050,709	0.00%	1.30% to -0.74%
2004	1.10% to 3.10%	1,160,567	18.80 to 16.13	21,344,299	0.00%	12.59% to 10.31%
2003	1.10% to 2.65%	612,598	16.70 to 16.47	10,142,879	0.00%	66.98% to 64.69%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.80% to 2.80%	2,923,524	9.41 to 15.03	44,870,467	0.90%	-5.92% to 13.36%	(a)
2005	1.10% to 2.75%	1,080,443	13.42 to 13.27	14,439,718	0.70%	34.16% to 32.67%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	1.30% to 1.40%	162,866	10.51 to 10.51	1,711,515	3.28%	5.13% to 5.05%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2
2006	1.10% to 2.70%	2,744,382	11.62 to 11.30	31,383,195	2.38%	8.38% to 6.63%
2005	1.15% to 2.70%	851,649	10.71 to 10.60	9,071,545	0.85%	7.14% to 6.02%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	1.30% to 1.40%	138,522	10.53 to 10.53	1,458,810	2.86%	5.33% to 5.25%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2
2006	1.10% to 2.90%	3,209,353	12.18 to 11.81	38,598,876	1.89%	10.48% to 8.47%
2005	1.15% to 2.90%	1,450,199	11.02 to 10.89	15,908,277	1.01%	10.21% to 8.91%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.80% to 1.40%	85,450	$10.59 to 10.55	$901,603	2.10%	5.88% to 5.46%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2
2006	1.10% to 2.90%	1,094,121	12.55 to 12.17	13,545,883	1.72%	11.69% to 9.66%
2005	1.15% to 2.90%	626,404	11.23 to 11.10	6,999,070	0.99%	12.29% to 10.97%	(a) (b)

Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio
2005	1.55% to 2.35%	56,260	10.89 to 10.68	604,067	1.26%	-4.24% to -5.02%
2004	1.55% to 2.35%	63,802	11.37 to 11.25	720,213	1.40%	3.84% to 3.00%
2003	1.55%	56	10.95	613	0.00%	9.47%	(a) (b)

First Horizon Capital Appreciation Portfolio
2005	1.55% to 2.30%	4,666	11.89 to 11.69	55,110	0.00%	1.46% to 0.69%
2004	1.55% to 2.30%	4,651	11.72 to 11.60	54,300	0.00%	9.52% to 8.69%

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.80% to 2.80%	4,753,427	11.16 to 11.01	52,751,296	0.46%	11.57% to 10.07%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2
2006	0.95% to 3.00%	8,485,936	14.33 to 14.78	142,480,300	1.10%	16.01% to 13.62%
2005	0.95% to 3.00%	8,398,809	12.36 to 13.00	122,425,253	0.91%	2.45% to 0.33%
2004	0.95% to 2.95%	5,740,207	12.06 to 12.97	82,208,252	0.58%	9.94% to 7.72%
2003	1.10% to 2.70%	1,384,163	13.22 to 13.04	18,147,130	0.13%	32.24% to 30.37%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.80% to 2.80%	3,184,805	10.19 to 18.93	68,147,428	0.58%	1.91% to 13.71%	(a)
2005	0.95% to 2.65%	2,432,175	15.07 to 18.19	45,353,134	0.81%	7.74% to 5.89%
2004	0.95% to 2.75%	1,537,632	13.98 to 15.75	26,753,540	0.14%	22.57% to 20.35%
2003	1.10% to 2.70%	401,638	14.45 to 14.25	5,756,365	0.04%	44.54% to 42.49%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.80% to 2.80%	1,703,817	10.71 to 15.66	27,220,949	1.21%	7.06% to 24.59%	(a)
2005	1.10% to 2.75%	588,613	12.71 to 12.57	7,454,753	0.17%	27.11% to 25.70%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.95% to 2.25%	531,179	17.54 to 20.25	11,028,499	1.19%	20.29% to 18.72%
2005	0.95% to 2.25%	634,836	14.58 to 17.06	11,022,531	1.12%	9.13% to 7.70%
2004	0.95% to 2.25%	759,444	13.36 to 15.84	12,142,293	1.42%	17.40% to 15.86%
2003	0.95% to 2.70%	604,314	11.38 to 13.62	8,285,031	0.17%	13.81% to 36.17%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.80% to 3.25%	8,716,921	10.89 to 14.24	129,480,230	1.07%	8.94% to 17.53%	(a)
2005	0.95% to 2.90%	3,144,611	12.60 to 12.19	39,198,071	1.15%	9.09% to 6.95%
2004	0.95% to 2.70%	1,223,594	11.55 to 11.42	14,077,001	0.45%	15.52% to 14.17%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	1.10% to 2.65%	1,905,578	10.95 to 10.66	20,725,398	2.53%	11.61% to 9.86%
2005	1.15% to 2.65%	501,187	9.81 to 9.71	4,902,407	0.88%	-1.94% to -2.93%	(a) (b)

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II
2006	0.80% to 2.70%	12,975,664	10.50 to 10.37	135,528,888	3.29%	5.01% to 3.67%	(a) (b)

Gartmore GVIT – American Funds GGVIT Bond Fund – Class II
2006	1.05% to 2.70%	1,749,769	10.47 to 10.35	18,258,647	0.44%	4.65% to 3.49%	(a) (b)

Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II
2006	0.80% to 2.50%	2,159,481	10.78 to 10.66	23,167,616	0.10%	7.85% to 6.62%	(a) (b)

Gartmore GVIT – American Funds GGVIT Growth Fund – Class II
2006	0.80% to 3.10%	4,677,116	10.31 to 10.15	47,960,489	1.16%	3.09% to 1.50%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II
2006	0.95% to 2.30%	138,583	18.71 to 20.96	2,966,966	1.79%	21.24% to 19.60%
2005	0.95% to 2.30%	159,058	15.43 to 17.53	2,822,637	1.12%	10.73% to 9.22%
2004	0.95% to 2.70%	207,842	13.93 to 15.94	3,356,473	3.40%	18.86% to 16.76%
2003	0.95% to 2.70%	77,090	11.75 to 13.56	1,047,743	0.00%	17.48% to 35.57%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.80% to 1.40%	1,414,407	22.34 to 21.85	30,988,347	2.04%	21.77% to 21.03%
2005	0.80% to 1.40%	1,317,124	18.35 to 18.06	23,825,534	1.54%	11.16% to 10.49%
2004	0.80% to 1.40%	1,098,371	16.51 to 16.34	17,968,143	2.34%	19.30% to 18.58%
2003	0.80% to 1.40%	237,590	13.74 to 13.69	3,253,297	0.00%	37.43% to 36.88%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI
2006	0.95% to 3.25%	8,623,100	$15.46 to 14.53	$130,577,252	1.68%	21.25% to 18.44%
2005	0.95% to 2.90%	2,983,147	12.75 to 12.34	37,643,603	1.41%	10.74% to 8.57%
2004	0.95% to 2.65%	975,961	11.51 to 11.38	11,193,338	0.88%	15.15% to 13.84%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.80% to 1.40%	52,896	24.10 to 23.21	1,232,735	0.66%	35.63% to 34.81%
2005	0.80% to 1.40%	71,734	17.77 to 17.21	1,239,682	0.59%	31.58% to 30.79%
2004	0.80% to 1.40%	91,659	13.51 to 13.16	1,210,001	0.79%	19.78% to 19.05%
2003	0.80% to 1.40%	157,661	11.28 to 11.05	1,746,289	0.50%	63.94% to 62.95%
2002	0.80% to 1.40%	263,209	6.78 to 6.88	1,788,282	0.17%	-16.42% to -15.91%

Gartmore GVIT – Emerging Markets Fund – Class II
2006	1.10% to 2.45%	171,105	35.22 to 33.39	5,894,605	0.52%	34.82% to 32.99%
2005	1.10% to 2.45%	229,328	26.12 to 25.11	5,880,895	0.39%	30.88% to 29.10%
2004	1.10% to 2.45%	308,910	19.96 to 19.45	6,083,130	0.89%	19.11% to 17.49%
2003	1.10% to 2.70%	289,997	16.76 to 16.52	4,798,777	0.13%	67.55% to 65.18%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.80% to 1.40%	2,337,802	26.38 to 25.64	60,183,472	0.78%	35.55% to 34.74%
2005	0.80% to 1.40%	2,370,880	19.46 to 19.03	45,251,879	0.50%	31.60% to 30.80%
2004	0.80% to 1.40%	1,392,714	14.79 to 14.55	20,303,030	1.15%	19.79% to 19.07%
2003	0.80% to 1.40%	991,282	12.34 to 12.22	12,125,928	0.38%	63.90% to 62.91%
2002	0.80% to 1.40%	203,046	7.50 to 7.53	1,523,661	0.51%	-24.99% to -24.69%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class VI
2006	1.10% to 2.80%	2,839,512	20.83 to 19.89	58,358,811	0.62%	35.06% to 32.74%
2005	1.10% to 2.75%	1,795,459	15.42 to 15.00	27,469,297	0.51%	31.03% to 28.86%
2004	1.10% to 2.75%	690,336	11.77 to 11.64	8,096,434	1.65%	17.71% to 16.41%	(a) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.95% to 2.35%	1,370,433	12.98 to 13.75	19,466,090	6.92%	9.56% to 8.01%
2005	0.95% to 2.35%	1,835,081	11.84 to 12.73	23,862,058	7.21%	1.41% to -0.02%
2004	0.95% to 2.75%	2,793,276	11.68 to 11.69	36,076,240	7.36%	9.05% to 7.07%
2003	1.10% to 2.70%	1,610,041	11.97 to 11.80	19,212,252	6.18%	19.74% to 18.04%	(a) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.80% to 2.45%	2,697,783	10.65 to 11.19	30,684,739	7.38%	6.54% to 7.90%	(a)
2005	0.95% to 2.35%	1,650,804	10.47 to 10.38	17,226,530	8.47%	4.74% to 3.76%	(a) (b)

Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII
2006	0.80% to 2.50%	344,723	10.90 to 10.78	3,735,515	1.44%	9.05% to 7.80%	(a) (b)

Gartmore GVIT – Global Financial Services Fund – Class II
2006	0.95% to 2.30%	85,448	18.29 to 21.20	1,862,421	1.63%	18.95% to 17.33%
2005	0.95% to 2.30%	91,491	15.38 to 18.07	1,683,814	1.68%	9.74% to 8.25%
2004	0.95% to 2.30%	111,302	14.02 to 16.69	1,878,091	1.63%	19.62% to 17.99%
2003	0.95% to 2.70%	67,705	11.72 to 14.01	958,244	0.62%	17.17% to 40.97%	(a) (b)

Gartmore GVIT – Global Financial Services Fund – Class III
2006	0.80% to 1.40%	230,182	19.13 to 18.59	4,294,613	2.27%	19.38% to 18.66%
2005	0.80% to 1.40%	235,707	16.02 to 15.67	3,701,998	1.28%	10.28% to 9.62%
2004	0.80% to 1.40%	401,465	14.53 to 14.29	5,747,991	2.12%	20.16% to 19.43%
2003	0.80% to 1.40%	184,883	12.09 to 11.97	2,215,524	0.56%	40.33% to 39.48%
2002	0.80% to 1.40%	107,155	8.58 to 8.62	919,991	0.02%	-14.19% to -13.84%	(a) (b)

Gartmore GVIT – Global Health Sciences Fund – Class II
2006	0.95% to 2.40%	146,024	12.50 to 15.23	2,295,803	0.00%	1.46% to -0.02%
2005	0.95% to 2.40%	164,699	12.32 to 15.23	2,566,533	0.00%	7.16% to 5.60%
2004	0.95% to 2.40%	219,080	11.50 to 14.42	3,205,101	0.00%	6.54% to 4.98%
2003	0.95% to 2.70%	161,686	10.79 to 13.70	2,231,226	0.00%	7.93% to 37.02%	(a) (b)

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.80% to 1.40%	539,659	13.21 to 12.84	6,954,737	0.00%	1.88% to 1.27%
2005	0.80% to 1.40%	681,589	12.97 to 12.68	8,666,245	0.00%	7.56% to 6.91%
2004	0.80% to 1.40%	753,248	12.06 to 11.86	8,950,781	0.00%	6.98% to 6.33%
2003	0.80% to 1.40%	628,781	11.27 to 11.16	7,021,780	0.00%	35.68% to 34.86%
2002	0.80% to 1.40%	171,383	8.27 to 8.31	1,418,210	0.00%	-17.28% to -16.95%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Global Health Sciences Fund – Class VI
2006	0.95% to 2.50%	1,150,570	$10.75 to 10.31	$12,177,962	0.00%	1.45% to -0.14%
2005	0.95% to 2.75%	981,490	10.59 to 10.28	10,290,290	0.00%	7.21% to 5.27%
2004	0.95% to 2.65%	506,914	9.88 to 9.77	4,990,392	0.00%	-1.18% to -2.31%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.80% to 1.40%	134,349	3.36 to 3.23	437,058	0.00%	10.28% to 9.62%
2005	0.80% to 1.40%	206,846	3.05 to 2.95	613,233	0.00%	-1.31% to -1.91%
2004	0.80% to 1.40%	275,982	3.09 to 3.01	833,304	0.00%	3.48% to 2.85%
2003	0.80% to 1.40%	403,612	2.98 to 2.92	1,183,737	0.00%	53.99% to 53.06%
2002	0.80% to 1.40%	892,288	1.91 to 1.94	1,708,163	0.86%	-43.58% to -43.24%

Gartmore GVIT – Global Technology and Communications Fund – Class II
2006	0.95% to 2.45%	86,480	11.56 to 16.09	1,441,736	0.00%	9.63% to 7.97%
2005	0.95% to 2.45%	103,102	10.55 to 14.90	1,576,432	0.00%	-1.72% to -3.20%
2004	0.95% to 2.45%	153,937	10.73 to 15.39	2,408,354	0.00%	3.04% to 1.48%
2003	1.15% to 2.65%	231,676	15.34 to 15.14	3,537,844	0.00%	53.44% to 51.40%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.80% to 1.40%	503,432	12.38 to 12.04	6,083,287	0.00%	10.20% to 9.53%
2005	0.80% to 1.40%	399,751	11.24 to 10.99	4,406,502	0.00%	-1.31% to -1.90%
2004	0.80% to 1.40%	575,407	11.39 to 11.20	6,459,815	0.00%	3.44% to 2.82%
2003	0.80% to 1.40%	865,791	11.01 to 10.90	9,446,336	0.00%	53.95% to 53.02%
2002	0.80% to 1.40%	298,373	7.12 to 7.15	2,125,940	0.11%	-28.78% to -28.49%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class VI
2006	0.95% to 2.45%	606,445	11.79 to 11.33	7,020,073	0.00%	10.14% to 8.48%
2005	0.95% to 2.50%	335,200	10.71 to 10.43	3,556,148	0.00%	-1.72% to -3.25%
2004	0.95% to 2.40%	250,218	10.89 to 10.79	2,713,673	0.00%	8.94% to 7.89%	(a) (b)

Gartmore GVIT – Global Utilities Fund – Class II
2006	0.95% to 2.10%	46,958	21.23 to 21.94	1,053,325	2.21%	36.03% to 34.45%
2005	0.95% to 2.10%	54,377	15.61 to 16.32	902,655	1.71%	5.18% to 3.96%
2004	0.95% to 2.10%	67,201	14.84 to 15.70	1,066,556	1.00%	28.33% to 26.84%
2003	1.15% to 2.70%	87,903	12.48 to 12.31	1,092,226	0.43%	24.79% to 23.08%	(a) (b)

Gartmore GVIT – Global Utilities Fund – Class III
2006	0.80% to 1.40%	703,436	19.78 to 19.23	13,573,005	2.45%	36.49% to 35.67%
2005	0.80% to 1.40%	442,364	14.49 to 14.18	6,284,975	2.27%	5.63% to 4.99%
2004	0.80% to 1.40%	578,802	13.72 to 13.50	7,825,622	1.25%	28.91% to 28.13%
2003	0.80% to 1.40%	116,517	10.64 to 10.54	1,228,994	0.62%	23.18% to 22.43%
2002	0.80% to 1.40%	62,563	8.61 to 8.64	538,730	0.73%	-13.93% to -13.58%	(a) (b)

Gartmore GVIT – Government Bond Fund – Class I
2006	0.80% to 3.25%	21,636,655	17.07 to 9.82	251,897,848	4.10%	2.52% to -0.01%
2005	0.80% to 2.95%	11,094,727	16.65 to 9.90	145,003,624	3.61%	2.44% to 0.23%
2004	0.80% to 2.80%	9,699,069	16.26 to 9.90	136,685,517	5.37%	2.44% to 0.37%
2003	0.80% to 2.60%	10,401,281	15.87 to 10.61	160,274,272	3.27%	1.18% to -0.30%	(b)
2002	0.80% to 1.40%	15,387,215	15.69 to 16.40	252,312,055	4.37%	9.43% to 10.10%

Tax qualified
2006	1.30%	1,626,743	46.68	75,942,558	4.10%	2.00%
2005	1.30%	1,939,292	45.77	88,757,078	3.61%	1.92%
2004	1.30%	2,272,676	44.90	102,051,082	5.37%	1.92%
2003	1.30%	2,859,598	44.06	125,987,256	3.27%	0.67%
2002	1.30%	3,796,805	43.76	166,158,150	4.37%	9.54%

Non-tax qualified
2006	1.30%	779,383	46.56	36,288,472	4.10%	2.00%
2005	1.30%	967,697	45.65	44,172,372	3.61%	1.92%
2004	1.30%	1,096,169	44.78	49,091,808	5.37%	1.92%
2003	1.30%	1,460,899	43.94	64,193,822	3.27%	0.67%
2002	1.30%	2,262,829	43.65	98,765,786	4.37%	9.54%

Gartmore GVIT – Growth Fund – Class I
2006	0.80% to 1.40%	3,637,231	13.84 to 15.41	61,410,149	0.05%	5.32% to 4.69%
2005	0.80% to 1.40%	4,490,233	13.14 to 14.72	72,042,518	0.08%	5.65% to 5.01%
2004	0.80% to 1.40%	5,607,355	12.44 to 14.02	85,306,314	0.30%	7.29% to 6.64%
2003	0.80% to 1.40%	6,721,760	11.59 to 13.14	95,565,258	0.02%	31.68% to 30.88%
2002	0.80% to 1.40%	7,527,420	8.80 to 11.40	81,445,432	0.00%	-29.72% to -29.29%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – International Growth Fund – Class I
2006	0.80% to 1.40%	10,735	$ 12.77 to 12.30	$133,086	1.00%	31.90% to 31.11%
2005	0.80% to 1.40%	15,486	9.68 to 9.38	146,183	0.96%	29.17% to 28.39%
2004	0.80% to 1.40%	15,800	7.50 to 7.31	116,027	0.73%	13.28% to 12.60%
2003	0.80% to 1.40%	20,616	6.62 to 6.49	134,284	0.00%	34.54% to 33.73%
2002	0.80% to 1.40%	29,445	4.85 to 4.92	143,224	0.00%	-25.15% to -24.71%

Gartmore GVIT – International Growth Fund – Class III
2006	0.80% to 1.40%	1,396,070	20.21 to 19.65	27,532,803	1.27%	31.89% to 31.10%
2005	0.80% to 1.40%	847,716	15.33 to 14.99	12,738,956	0.74%	29.14% to 28.36%
2004	0.80% to 1.40%	348,335	11.87 to 11.68	4,073,360	1.00%	13.44% to 12.75%
2003	0.80% to 1.40%	222,505	10.46 to 10.36	2,306,595	0.00%	34.25% to 33.44%
2002	0.80% to 1.40%	89,607	7.76 to 7.79	695,629	0.00%	-22.38% to -22.06%	(a) (b)

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.80% to 3.15%	31,476,825	15.19 to 16.39	574,617,190	2.05%	15.94% to 13.20%
2005	0.80% to 3.15%	28,651,809	13.10 to 14.48	456,283,327	2.09%	7.07% to 4.54%
2004	0.80% to 3.15%	15,370,206	12.24 to 13.85	229,534,791	2.08%	13.11% to 10.44%
2003	0.80% to 3.15%	2,319,152	10.82 to 12.54	29,121,998	0.96%	30.81% to 25.39%	(b)
2002	0.80% to 1.40%	222,189	8.22 to 8.27	1,828,268	1.09%	-17.77% to -17.30%	(a) (b)

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.80% to 2.90%	11,627,252	11.96 to 10.94	135,903,498	3.06%	5.32% to 3.09%
2005	0.80% to 2.90%	10,630,963	11.36 to 10.61	119,046,011	2.93%	2.48% to 0.32%
2004	0.80% to 2.85%	8,879,736	11.09 to 10.58	97,796,092	2.75%	3.82% to 1.67%
2003	0.80% to 2.65%	3,354,319	10.68 to 10.64	35,767,690	2.15%	7.04% to 6.37%	(b)
2002	0.80% to 1.40%	1,455,743	9.92 to 9.98	14,443,651	2.79%	-0.81% to -0.24%	(a) (b)

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.80% to 3.25%	119,084,540	13.55 to 13.32	1,748,946,215	2.59%	10.46% to 7.74%
2005	0.80% to 3.25%	68,034,438	12.27 to 12.36	912,007,522	2.38%	4.50% to 1.93%
2004	0.80% to 3.10%	39,171,967	11.74 to 12.16	503,658,002	2.41%	8.66% to 6.14%
2003	0.80% to 3.00%	10,453,015	10.80 to 11.47	121,349,850	1.41%	19.09% to 14.66%	(b)
2002	0.80% to 1.40%	2,118,040	9.02 to 9.07	19,115,308	1.76%	-9.79% to -9.28%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.80% to 3.25%	84,334,918	14.54 to 15.03	1,411,443,294	2.32%	13.63% to 10.83%
2005	0.80% to 3.25%	54,186,761	12.79 to 13.56	803,417,643	2.25%	6.22% to 3.60%
2004	0.80% to 3.25%	28,932,284	12.05 to 13.09	404,519,632	2.13%	11.20% to 8.45%
2003	0.80% to 2.85%	6,494,549	10.83 to 10.53	78,820,084	1.04%	25.63% to 29.11%	(b)
2002	0.80% to 1.40%	1,018,177	8.57 to 8.62	8,735,441	1.70%	-14.26% to -13.77%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.80% to 3.00%	26,410,052	12.79 to 12.09	346,803,038	2.80%	7.56% to 5.18%
2005	0.80% to 3.00%	21,337,805	11.89 to 11.49	262,262,110	2.75%	3.65% to 1.36%
2004	0.80% to 3.00%	14,377,462	11.47 to 11.34	171,579,370	2.61%	6.30% to 3.94%
2003	0.80% to 2.85%	4,202,278	10.79 to 10.41	46,736,320	1.81%	12.79% to 13.27%	(b)
2002	0.80% to 1.40%	830,335	9.52 to 9.57	7,906,829	2.34%	-4.83% to -4.29%	(a) (b)

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I
2006	0.80% to 1.40%	285,299	12.18 to 11.99	3,426,244	2.46%	11.35% to 10.68%
2005	0.80% to 1.40%	230,571	10.94 to 10.83	2,499,509	2.31%	1.72% to 1.11%
2004	1.30% to 1.40%	82,004	10.72 to 10.71	878,643	1.67%	7.17% to 7.10%	(a) (b)

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.80% to 1.40%	2,500,190	6.61 to 6.35	15,951,881	0.00%	9.03% to 8.37%
2005	0.80% to 1.40%	2,707,801	6.06 to 5.86	15,930,090	0.00%	8.87% to 8.21%
2004	0.80% to 1.40%	2,756,609	5.57 to 5.41	14,976,290	0.00%	14.42% to 13.72%
2003	0.80% to 1.40%	3,739,814	4.87 to 4.76	17,845,308	0.00%	39.02% to 38.18%
2002	0.80% to 1.40%	2,660,898	3.45 to 3.50	9,184,293	0.00%	-37.90% to -37.52%

Gartmore GVIT – Mid Cap Growth Fund – Class II
2006	0.95% to 3.25%	7,591,461	14.41 to 15.58	124,920,647	0.00%	8.61% to 6.09%
2005	0.95% to 2.90%	1,755,225	13.27 to 14.83	26,824,934	0.00%	8.56% to 6.43%
2004	0.95% to 2.80%	1,007,022	12.22 to 13.96	14,330,559	0.00%	14.12% to 11.99%
2003	1.15% to 2.80%	299,970	12.61 to 12.46	3,768,515	0.00%	26.05% to 24.65%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.80% to 2.95%	7,922,124	$ 16.00 to 16.86	$ 132,450,412	1.14%	9.01% to 6.66%
2005	0.80% to 3.00%	9,202,373	14.67 to 15.79	140,639,610	1.01%	11.20% to 8.75%
2004	0.80% to 3.00%	9,133,807	13.20 to 14.52	124,396,672	0.54%	14.81% to 12.26%
2003	0.80% to 2.80%	8,099,016	11.49 to 12.95	93,067,272	0.43%	33.57% to 29.50%	(b)
2002	0.80% to 1.40%	6,856,576	8.47 to 8.60	58,143,111	0.43%	-16.49% to -15.98%

Gartmore GVIT – Money Market Fund – Class I
2006	0.80% to 3.25%	30,582,760	13.64 to 9.56	454,065,260	4.85%	3.70% to 1.14%
2005	0.80% to 2.90%	25,994,392	13.15 to 9.55	403,550,772	2.81%	1.85% to -0.30%
2004	0.80% to 2.85%	24,692,825	12.91 to 9.59	402,897,044	0.83%	0.00% to -2.06%
2003	0.80% to 2.45%	31,545,544	12.91 to 9.83	530,145,947	0.67%	-0.18% to -1.71%	(b)
2002	0.80% to 1.40%	41,511,317	12.93 to 26.43	755,818,167	1.22%	-0.21% to 0.40%

Gartmore GVIT – Nationwide Fund – Class I
2006	0.80% to 1.40%	3,758,145	23.33 to 26.61	99,304,252	1.04%	12.72% to 12.04%
2005	0.80% to 1.40%	4,977,888	20.70 to 23.75	117,501,938	0.87%	6.58% to 5.94%
2004	0.80% to 1.40%	6,455,251	19.42 to 22.41	143,936,000	1.22%	8.87% to 8.22%
2003	0.80% to 1.40%	8,257,174	17.84 to 20.71	170,241,418	0.54%	26.49% to 25.73%
2002	0.80% to 1.40%	10,146,387	14.10 to 16.47	166,485,649	0.83%	-18.51% to -18.02%

Tax qualified
2006	1.30%	1,402,652	109.59	153,719,563	1.04%	12.15%
2005	1.30%	1,654,420	97.71	161,661,582	0.87%	6.05%
2004	1.30%	1,922,412	92.14	177,133,737	1.22%	8.32%
2003	1.30%	2,184,289	85.06	185,796,420	0.54%	25.86%
2002	1.30%	2,441,029	67.59	164,977,267	0.83%	-18.43%

Non-tax qualified
2006	1.30%	720,281	106.77	76,904,383	1.04%	12.15%
2005	1.30%	839,281	95.20	79,898,458	0.87%	6.05%
2004	1.30%	986,311	89.77	88,539,823	1.22%	8.32%
2003	1.30%	1,167,236	82.87	96,728,819	0.54%	25.86%
2002	1.30%	1,364,710	65.84	89,858,992	0.83%	-18.43%

Gartmore GVIT – Nationwide Fund – Class II
2006	1.10% to 3.25%	11,257,455	16.96 to 14.32	185,406,908	0.96%	12.16% to 9.73%
2005	1.10% to 2.95%	1,503,114	15.12 to 13.16	22,317,067	0.68%	5.87% to 3.89%
2004	1.10% to 2.95%	618,825	14.29 to 12.67	8,749,904	1.25%	8.33% to 6.30%
2003	1.15% to 2.60%	241,206	13.18 to 13.01	3,168,470	0.12%	31.81% to 30.12%	(a) (b)

Gartmore GVIT – Nationwide Leaders Fund – Class III
2006	0.80% to 1.40%	416,108	15.55 to 15.11	6,311,879	0.74%	15.20% to 14.50%
2005	0.80% to 1.40%	335,241	13.49 to 13.20	4,438,380	1.75%	9.42% to 8.76%
2004	0.80% to 1.40%	109,158	12.33 to 12.13	1,327,655	0.41%	17.82% to 17.11%
2003	0.80% to 1.40%	112,472	10.47 to 10.36	1,167,054	0.19%	24.59% to 23.84%
2002	0.80% to 1.40%	140,893	8.37 to 8.40	1,179,449	1.10%	-16.33% to -15.99%	(a) (b)

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.80% to 1.40%	1,582,686	7.78 to 7.47	11,881,738	0.00%	2.38% to 1.77%
2005	0.80% to 1.40%	2,005,492	7.60 to 7.34	14,778,743	0.00%	7.23% to 6.58%
2004	0.80% to 1.40%	2,492,775	7.08 to 6.89	17,218,219	0.00%	12.51% to 11.83%
2003	0.80% to 1.40%	2,968,907	6.30 to 6.16	18,323,132	0.00%	33.19% to 32.39%
2002	0.80% to 1.40%	2,398,287	4.65 to 4.73	11,172,305	0.00%	-34.22% to -33.82%

Gartmore GVIT – Small Cap Growth Fund – Class II
2006	1.10% to 2.50%	874,697	16.77 to 15.87	14,347,686	0.00%	1.86% to 0.42%
2005	1.10% to 2.50%	833,849	16.47 to 15.81	13,450,257	0.00%	6.55% to 5.05%
2004	1.10% to 2.50%	638,942	15.45 to 15.05	9,662,816	0.00%	11.92% to 10.34%
2003	1.10% to 2.45%	253,671	13.81 to 13.64	3,438,415	0.00%	38.07% to 36.42%	(a) (b)

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.80% to 1.40%	4,662,412	23.71 to 22.50	105,594,388	0.43%	16.36% to 15.66%
2005	0.80% to 1.40%	5,997,704	20.38 to 19.45	117,326,190	0.06%	2.25% to 1.63%
2004	0.80% to 1.40%	7,841,197	19.93 to 19.14	150,777,246	0.00%	16.36% to 15.66%
2003	0.80% to 1.40%	9,693,103	17.13 to 16.55	160,991,883	0.00%	55.60% to 54.66%
2002	0.80% to 1.40%	10,426,144	10.70 to 11.01	111,874,546	0.01%	-28.18% to -27.75%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Value Fund – Class II
2006	0.95% to 2.70%	1,931,451	$ 15.89 to 21.48	$43,101,602	0.22%	15.99% to 13.94%
2005	0.95% to 2.50%	1,711,970	13.70 to 18.96	33,130,471	0.00%	1.81% to 0.22%
2004	0.95% to 2.70%	1,569,325	13.45 to 18.85	30,077,570	0.00%	15.89% to 13.84%
2003	0.95% to 2.70%	573,102	11.61 to 16.55	9,519,702	0.00%	16.09% to 65.55%	(a) (b)

Gartmore GVIT – Small Company Fund – Class I
2006	0.80% to 1.40%	5,162,695	38.86 to 36.34	189,121,006	0.10%	11.14% to 10.47%
2005	0.80% to 1.40%	6,249,268	34.96 to 32.89	206,998,058	0.00%	11.42% to 10.75%
2004	0.80% to 1.40%	7,419,392	31.38 to 29.70	221,665,394	0.00%	18.07% to 17.36%
2003	0.80% to 1.40%	8,866,029	26.57 to 25.31	225,469,321	0.00%	39.89% to 39.04%
2002	0.80% to 1.40%	10,259,753	18.20 to 19.00	187,503,638	0.00%	-18.49% to -17.99%

Gartmore GVIT – Small Company Fund – Class II
2006	0.95% to 3.25%	4,583,575	16.02 to 17.83	94,540,917	0.06%	10.69% to 8.13%
2005	0.95% to 2.90%	3,282,029	14.47 to 16.65	61,689,901	0.00%	10.95% to 8.77%
2004	0.95% to 2.65%	2,079,601	13.04 to 16.79	35,465,182	0.00%	17.66% to 15.64%
2003	0.95% to 2.70%	652,337	11.08 to 14.51	9,493,737	0.00%	10.84% to 45.11%	(a) (b)

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.80% to 1.40%	366,483	3.25 to 3.19	1,171,318	0.00%	49.76% to 48.85%
2002	0.80% to 1.40%	471,889	2.14 to 2.17	1,012,335	0.00%	-43.66% to -43.32%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III
2003	0.80% to 1.40%	222,768	11.22 to 11.10	2,475,993	0.00%	49.27% to 48.37%
2002	0.80% to 1.40%	131,428	7.48 to 7.51	983,837	0.00%	-25.17% to -24.87%	(a) (b)

Gartmore GVIT – U.S. Growth Leaders Fund – Class II
2006	1.10% to 2.95%	1,117,672	18.07 to 14.94	19,776,812	0.17%	-1.60% to -3.43%
2005	1.10% to 2.95%	1,053,974	18.36 to 15.47	19,056,867	0.00%	10.47% to 8.41%
2004	1.10% to 2.95%	643,867	16.62 to 14.27	10,597,692	0.00%	10.87% to 8.79%
2003	1.10% to 2.50%	275,354	14.99 to 14.81	4,108,083	0.00%	49.94% to 48.08%	(a) (b)

Gartmore GVIT – U.S. Growth Leaders Fund – Class III
2006	0.80% to 1.40%	454,175	15.20 to 14.78	6,733,083	0.25%	-1.08% to -1.68%
2005	0.80% to 1.40%	651,383	15.37 to 15.03	9,813,069	0.00%	11.10% to 10.43%
2004	0.80% to 1.40%	652,165	13.83 to 13.61	8,890,581	0.00%	11.55% to 10.87%
2003	0.80% to 1.40%	994,663	12.40 to 12.28	12,223,231	0.00%	51.18% to 50.26%
2002	0.80% to 1.40%	38,325	8.17 to 8.20	313,433	0.00%	-18.29% to -17.96%	(a) (b)

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class II
2006	0.80% to 3.25%	11,215,121	13.38 to 15.77	203,267,045	1.51%	14.64% to 11.81%
2005	0.80% to 3.00%	3,772,570	11.67 to 14.20	60,363,959	1.31%	3.12% to 0.84%
2004	0.80% to 3.00%	2,181,509	11.32 to 14.09	34,193,585	1.18%	13.17% to 13.57%	(a)
2003	1.10% to 2.50%	447,441	13.68 to 13.51	6,093,942	0.77%	36.80% to 35.10%	(a) (b)

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I
2006	0.80% to 2.70%	4,491,128	14.21 to 11.36	56,418,087	4.15%	4.00% to 2.02%
2005	0.80% to 2.35%	4,431,813	13.67 to 11.25	54,176,221	4.11%	1.36% to -0.21%
2004	0.80% to 2.35%	3,294,635	13.48 to 11.28	40,671,999	5.14%	5.68% to 4.03%
2003	0.80% to 2.25%	2,474,699	12.76 to 10.85	29,929,422	5.67%	11.22% to 8.50%	(b)
2002	0.80% to 1.40%	1,720,805	11.29 to 11.47	19,448,829	6.23%	5.71% to 6.35%

Gartmore GVIT – Worldwide Leaders Fund – Class III
2006	0.80% to 1.40%	384,266	17.17 to 16.89	6,502,021	0.82%	24.81% to 24.06%
2005	0.80% to 1.40%	219,580	13.75 to 13.62	2,992,804	0.44%	18.39% to 17.67%
2004	1.30% to 1.40%	19,645	11.58 to 11.57	227,435	0.00%	15.79% to 15.71%	(a) (b)

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.95% to 2.55%	946,961	13.30 to 13.61	13,298,761	2.03%	9.37% to 7.61%
2005	0.95% to 2.55%	889,457	12.16 to 12.65	11,543,065	1.93%	6.64% to 4.92%
2004	0.95% to 2.55%	965,605	11.40 to 12.06	11,838,785	2.75%	7.26% to 5.53%
2003	1.10% to 2.55%	546,262	11.57 to 11.42	6,279,309	1.86%	15.72% to 14.23%	(a) (b)

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.80% to 2.80%	3,715,916	8.61 to 15.37	36,031,995	0.13%	8.25% to 6.07%
2005	0.80% to 2.80%	4,486,139	7.95 to 14.49	39,249,662	0.01%	11.66% to 9.41%
2004	0.80% to 2.80%	5,056,803	7.12 to 13.24	38,894,723	0.02%	17.02% to 14.67%
2003	0.80% to 2.80%	5,884,690	6.09 to 11.55	37,329,405	0.23%	19.27% to 15.50%	(b)
2002	0.80% to 1.40%	6,806,637	5.02 to 5.10	34,232,639	0.28%	-17.11% to -16.60%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Global Technology Portfolio – Service II Shares
2006	0.80% to 1.40%	411,359	$12.29 to 11.94	$4,935,597	0.00%	7.08% to 6.43%
2005	0.80% to 1.40%	465,574	11.48 to 11.22	5,242,415	0.00%	10.44% to 9.77%
2004	0.80% to 1.40%	608,518	10.39 to 10.22	6,234,982	0.00%	0.03% to -0.58%
2003	0.80% to 1.40%	646,612	10.39 to 10.28	6,657,474	0.00%	45.96% to 45.08%
2002	0.80% to 1.40%	330,773	7.09 to 7.12	2,345,727	0.00%	-29.12% to -28.83%	(a) (b)

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.80% to 1.40%	957,855	4.22 to 4.05	3,893,993	0.00%	6.97% to 6.32%
2005	0.80% to 1.40%	1,331,430	3.94 to 3.81	5,087,677	0.00%	10.66% to 9.99%
2004	0.80% to 1.40%	1,940,791	3.56 to 3.46	6,737,842	0.00%	-0.24% to -0.84%
2003	0.80% to 1.40%	2,607,410	3.57 to 3.49	9,122,989	0.00%	45.30% to 44.43%
2002	0.80% to 1.40%	3,550,055	2.42 to 2.46	8,594,761	0.00%	-41.76% to -41.41%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.95% to 2.50%	237,661	15.64 to 16.18	3,888,158	0.15%	9.72% to 8.01%
2005	0.95% to 2.50%	177,552	14.26 to 14.98	2,697,907	1.32%	9.86% to 8.15%
2004	0.95% to 2.70%	141,265	12.98 to 13.81	1,972,978	2.26%	16.35% to 14.29%
2003	1.15% to 2.70%	40,586	12.21 to 12.08	493,558	0.14%	22.08% to 20.80%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.80% to 3.25%	6,010,855	23.27 to 20.40	131,707,793	1.95%	45.53% to 41.94%
2005	0.80% to 2.20%	1,666,749	15.99 to 14.63	25,822,972	1.10%	30.96% to 29.12%
2004	0.80% to 2.20%	995,810	12.21 to 11.33	11,887,853	0.91%	17.76% to 13.29%	(b)
2003	0.80% to 1.40%	739,921	10.37 to 10.26	7,601,917	1.03%	33.47% to 32.66%
2002	0.80% to 1.40%	646,682	7.74 to 7.77	5,004,178	0.39%	-22.65% to-22.33%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.80% to 2.15%	1,090,672	13.24 to 30.80	16,201,270	1.82%	45.46% to 43.49%
2005	0.80% to 2.45%	1,379,274	9.10 to 21.28	14,034,749	0.98%	30.89% to 28.72%
2004	0.80% to 2.45%	1,822,897	6.95 to 16.53	14,029,437	0.77%	17.74% to 15.78%
2003	0.80% to 2.15%	2,390,414	5.90 to 14.32	15,852,117	0.84%	33.46% to 43.16%	(b)
2002	0.80% to 1.40%	3,173,860	4.35 to 4.42	13,840,520	0.54%	-26.80% to -26.35%

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2006	0.80% to 1.40%	1,328,877	14.35 to 14.12	18,795,204	0.59%	15.91% to 15.21%
2005	0.80% to 1.40%	2,326,240	12.38 to 12.25	28,535,450	0.22%	8.34% to 7.69%
2004	0.80% to 1.40%	837,806	11.42 to 11.38	9,536,123	0.00%	14.23% to 13.78%	(a) (b)

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class
2006	0.95% to 3.15%	1,642,788	12.34 to 12.55	23,833,223	0.00%	6.29% to 3.93%
2005	0.95% to 3.15%	1,866,912	11.61 to 12.08	25,659,631	0.14%	3.24% to 0.95%
2004	1.10% to 3.15%	1,330,865	13.65 to 11.97	17,804,034	0.00%	7.79% to 5.55%
2003	1.15% to 2.80%	430,072	12.66 to 11.36	5,365,390	0.00%	26.62% to 13.64%	(a) (b)

MFS Variable Insurance Trust – Value Series – Service Class
2006	0.80% to 3.15%	3,466,377	11.10 to 16.18	63,110,866	0.70%	11.02% to 16.72%	(a)
2005	1.10% to 3.15%	1,732,243	15.74 to 13.86	26,565,220	0.77%	5.30% to 3.12%
2004	1.10% to 3.15%	871,754	14.94 to 13.44	12,731,984	0.38%	13.56% to 11.21%
2003	1.10% to 2.75%	318,844	13.16 to 12.12	4,095,704	0.01%	31.60% to 21.20%	(a) (b)

MTB Large Cap Growth Fund II
2006	1.15% to 2.35%	91,381	11.48 to 11.12	1,057,960	0.54%	9.08% to 7.76%
2005	1.15% to 2.35%	87,319	10.53 to 10.32	928,731	0.45%	0.85% to -0.37%
2004	1.15% to 2.35%	58,138	10.44 to 10.36	611,643	0.75%	4.37% to 3.58%	(a) (b)

MTB Large Cap Value Fund II
2006	1.15% to 2.35%	100,046	14.34 to 13.89	1,450,895	1.01%	16.26% to 14.85%
2005	1.15% to 2.35%	82,930	12.33 to 12.09	1,038,567	0.97%	9.02% to 7.70%
2004	1.15% to 2.35%	50,546	11.31 to 11.23	579,510	1.08%	13.12% to 12.26%	(a) (b)

MTB Managed Allocation Fund – Aggressive Growth II
2006	1.15% to 1.85%	27,147	12.19 to 12.04	329,302	3.32%	13.51% to 12.71%
2005	1.35% to 1.75%	11,254	10.72 to 10.69	120,559	1.08%	7.21% to 6.92%	(a) (b)

MTB Managed Allocation Fund – Conservative Growth II
2006	1.15% to 1.75%	8,142	10.83 to 10.72	88,038	3.85%	5.73% to 5.09%
2005	1.25% to 1.75%	3,652	10.24 to 10.20	37,354	3.18%	2.39% to 2.04%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MTB Managed Allocation Fund – Moderate Growth II
2006	1.15% to 2.60%	703,592	$ 12.08 to 11.62	$8,580,243	2.61%	9.15% to 7.56%
2005	1.15% to 2.60%	659,109	11.07 to 10.81	7,392,704	1.78%	2.80% to 1.30%
2004	1.15% to 2.35%	396,790	10.77 to 10.68	4,342,283	1.60%	7.65% to 6.84%	(a) (b)

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.80% to 2.50%	399,331	9.77 to 15.09	6,218,632	0.00%	-2.34% to 2.63%	(a)
2005	0.95% to 2.50%	361,496	12.43 to 14.71	5,431,443	0.00%	1.92% to 0.33%
2004	1.05% to 2.50%	257,470	12.18 to 14.66	3,819,533	0.00%	10.70% to 9.08%
2003	1.15% to 2.70%	102,949	13.60 to 13.41	1,391,900	0.00%	36.01% to 34.14%	(a) (b)

Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I
2006	0.80% to 1.40%	3,507,840	18.76 to 21.62	141,328,488	0.00%	13.16% to 12.48%
2005	0.80% to 1.40%	4,407,773	16.58 to 19.22	155,259,354	0.00%	12.59% to 11.91%
2004	0.80% to 1.40%	5,418,656	14.72 to 17.18	167,323,055	0.00%	15.67% to 14.97%
2003	0.80% to 1.40%	6,552,886	12.73 to 14.94	172,620,548	0.00%	30.35% to 29.56%
2002	0.80% to 1.40%	7,698,064	9.76 to 26.11	153,833,660	0.00%	-32.13% to -31.72%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.80% to 1.40%	1,399,614	13.79 to 13.09	18,425,578	0.61%	12.47% to 11.79%
2005	0.80% to 1.40%	1,777,747	12.26 to 11.71	20,912,861	0.14%	7.53% to 6.88%
2004	0.80% to 1.40%	2,342,770	11.40 to 10.95	25,763,450	0.11%	14.89% to 14.19%
2003	0.80% to 1.40%	2,668,163	9.93 to 9.59	25,677,371	0.81%	30.71% to 29.92%
2002	0.80% to 1.40%	3,171,959	7.38 to 7.59	23,476,909	0.85%	-27.48% to -27.04%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.80% to 3.25%	10,936,799	10.39 to 13.73	153,950,501	0.34%	3.93% to 19.45%	(a)
2005	1.10% to 2.90%	816,611	11.66 to 11.52	9,478,809	0.19%	16.64% to 15.23%	(a) (b)

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.80% to 3.25%	19,400,879	14.68 to 9.53	224,892,310	3.51%	3.37% to 0.82%
2005	0.80% to 2.75%	8,471,408	14.20 to 9.59	116,762,312	2.78%	0.63% to -1.34%
2004	0.80% to 2.75%	8,511,968	14.11 to 9.72	125,688,679	3.65%	-0.03% to -1.99%
2003	0.80% to 2.60%	7,936,054	14.11 to 10.21	129,353,531	4.54%	1.60% to -0.34%	(b)
2002	0.80% to 1.40%	8,258,426	13.89 to 21.48	142,681,972	4.63%	3.86% to 4.50%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – S Class Shares
2006	0.95% to 2.80%	502,810	15.56 to 17.17	9,020,221	0.00%	13.39% to 11.27%
2005	0.95% to 2.80%	497,419	13.72 to 15.43	7,966,901	0.00%	12.35% to 10.26%
2004	0.95% to 2.80%	543,076	12.22 to 13.99	7,797,293	0.00%	14.93% to 12.79%
2003	1.15% to 2.80%	425,358	12.62 to 12.41	5,345,674	0.00%	26.19% to 24.08%

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I
2006	0.80% to 1.40%	5,867,088	29.10 to 34.71	205,069,108	0.68%	11.35% to 10.67%
2005	0.80% to 1.40%	7,134,701	26.14 to 31.36	225,087,003	0.95%	17.10% to 16.40%
2004	0.80% to 1.40%	7,656,207	22.32 to 26.94	207,292,280	0.01%	18.02% to 17.31%
2003	0.80% to 1.40%	9,238,599	18.91 to 22.97	213,058,281	0.00%	34.01% to 33.20%
2002	0.80% to 1.40%	10,763,542	14.11 to 17.39	186,221,915	0.57%	-25.21% to -24.75%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.80% to 2.55%	1,440,361	10.21 to 12.39	18,134,505	0.33%	2.14% to 8.11%	(a)
2005	1.10% to 2.70%	345,932	11.58 to 11.45	3,990,761	0.00%	15.77% to 14.53%	(a) (b)

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I
2006	0.80% to 3.25%	14,567,602	13.54 to 15.09	232,049,667	0.09%	12.80% to 10.02%
2005	0.80% to 3.00%	2,318,131	12.00 to 13.81	33,095,968	0.00%	6.00% to 3.66%
2004	0.95% to 3.00%	851,027	12.45 to 13.32	11,561,669	0.00%	12.20% to 9.88%
2003	1.10% to 2.15%	87,804	12.28 to 12.20	1,075,366	0.00%	22.84% to 21.97%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.80% to 1.40%	5,524,646	22.35 to 21.86	121,147,673	0.98%	16.75% to 16.05%
2005	0.80% to 1.40%	5,308,749	19.15 to 18.84	100,226,186	0.96%	13.43% to 12.74%
2004	0.80% to 1.40%	4,802,654	16.88 to 16.71	80,353,321	1.07%	18.24% to 17.53%
2003	0.80% to 1.40%	3,077,238	14.28 to 14.22	43,773,740	0.00%	42.77% to 42.19%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 4
2006	0.95% to 2.70%	6,304,392	15.20 to 14.50	94,470,011	0.85%	16.29% to 14.24%
2005	0.95% to 2.50%	5,674,152	13.07 to 12.73	73,470,008	0.64%	12.97% to 11.20%
2004	0.95% to 2.70%	2,505,064	11.57 to 11.43	28,879,946	0.00%	15.69% to 14.33%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	4,523,880	$23.58 to 25.18	$137,769,586	2.17%	10.26% to 9.59%
2005	0.80% to 1.40%	5,647,775	21.38 to 22.98	155,150,510	1.80%	3.06% to 2.44%
2004	0.80% to 1.40%	6,601,220	20.75 to 22.43	175,416,139	1.04%	9.22% to 8.56%
2003	0.80% to 1.40%	7,605,940	19.00 to 20.66	184,623,097	2.85%	23.96% to 23.21%
2002	0.80% to 1.40%	8,670,954	15.33 to 22.73	169,953,878	3.70%	-11.66% to -11.12%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	6,037,158	17.31 to 16.34	99,391,010	0.39%	7.09% to 6.44%
2005	0.80% to 1.40%	7,865,933	16.16 to 15.36	121,515,526	0.95%	4.26% to 3.63%
2004	0.80% to 1.40%	10,200,109	15.50 to 14.82	151,901,981	0.31%	6.08% to 5.44%
2003	0.80% to 1.40%	11,344,613	14.62 to 14.05	160,093,105	0.40%	29.90% to 29.11%
2002	0.80% to 1.40%	12,583,296	10.88 to 11.25	137,424,259	0.64%	-27.88% to -27.44%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class
2006	0.95% to 2.95%	4,129,863	12.79 to 13.41	64,078,686	0.19%	6.66% to 4.51%
2005	0.95% to 2.90%	4,173,108	11.99 to 12.85	61,055,416	0.66%	3.87% to 1.83%
2004	0.95% to 2.75%	3,161,586	11.54 to 12.65	44,803,436	0.18%	5.60% to 3.68%
2003	1.10% to 2.70%	1,061,170	13.70 to 13.51	14,365,108	0.00%	37.02% to 35.08%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	5,265,751	17.21 to 17.57	115,936,276	5.40%	4.44% to 3.81%
2005	0.80% to 1.40%	6,433,177	16.48 to 16.93	135,323,164	5.43%	1.77% to 1.15%
2004	0.80% to 1.40%	8,037,160	16.19 to 16.74	165,175,386	4.84%	4.65% to 4.02%
2003	0.80% to 1.40%	10,449,202	15.47 to 16.09	203,238,653	6.01%	5.93% to 5.28%
2002	0.80% to 1.40%	13,606,303	14.61 to 23.00	247,141,316	7.33%	7.55% to 8.21%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	7,165,665	39.75 to 38.62	294,029,956	1.05%	16.75% to 16.05%
2005	0.80% to 1.40%	8,956,758	34.04 to 33.28	315,862,240	1.04%	13.40% to 12.71%
2004	0.80% to 1.40%	11,400,256	30.02 to 29.53	355,783,572	1.28%	18.21% to 17.50%
2003	0.80% to 1.40%	14,615,943	25.40 to 25.13	387,057,516	0.78%	41.88% to 41.02%
2002	0.80% to 1.40%	19,239,592	17.82 to 19.54	360,616,517	0.58%	-23.23% to -22.76%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class
2006	0.95% to 2.30%	967,988	18.27 to 22.31	22,124,575	0.88%	16.25% to 14.67%
2005	0.95% to 2.30%	1,118,144	15.72 to 19.46	22,094,897	0.85%	12.98% to 11.44%
2004	0.95% to 2.30%	1,316,404	13.91 to 17.46	23,100,094	1.49%	17.75% to 16.15%
2003	1.10% to 2.30%	1,143,121	15.19 to 15.03	17,208,692	0.00%	51.92% to 50.31%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	1.30% to 1.40%	87,967	10.52 to 10.51	924,954	0.00%	5.16% to 5.09%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class
2006	0.95% to 2.75%	3,180,409	12.62 to 12.22	44,449,263	7.17%	8.19% to 6.23%
2005	0.95% to 2.45%	3,038,153	11.66 to 12.67	39,502,363	5.82%	1.04% to -0.49%
2004	0.95% to 2.35%	2,601,130	11.54 to 13.18	33,693,872	4.57%	7.70% to 6.24%
2003	0.95% to 2.70%	1,175,216	10.72 to 11.97	14,186,550	0.00%	7.17% to 19.74%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	2,841,846	10.59 to 10.17	29,040,677	1.13%	14.11% to 13.42%
2005	0.80% to 1.40%	3,231,392	9.28 to 8.96	29,087,134	1.38%	5.13% to 4.50%
2004	0.80% to 1.40%	3,830,214	8.83 to 8.58	32,960,291	0.87%	8.58% to 7.93%
2003	0.80% to 1.40%	4,118,904	8.13 to 7.95	32,811,064	0.85%	25.71% to 24.95%
2002	0.80% to 1.40%	3,496,934	6.36 to 6.47	22,280,163	0.75%	-19.94% to -19.45%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class
2006	0.95% to 3.25%	14,409,505	14.27 to 14.33	236,003,634	0.48%	13.67% to 11.04%
2005	0.95% to 2.95%	3,831,295	12.56 to 13.01	55,729,762	0.95%	4.74% to 2.63%
2004	0.95% to 2.85%	2,371,195	11.99 to 12.70	33,173,754	0.49%	8.11% to 6.04%
2003	1.10% to 2.80%	783,827	13.16 to 11.98	10,229,287	0.00%	31.60% to 19.83%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	227,665	10.04 to 10.00	2,277,965	0.00%	0.41% to 0.01%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class
2006	0.95% to 3.25%	3,305,000	16.41 to 18.39	70,852,158	0.01%	13.57% to 10.94%
2005	0.95% to 2.90%	1,105,896	14.45 to 16.74	21,104,247	0.00%	8.68% to 6.54%
2004	0.95% to 2.70%	731,026	13.29 to 17.34	12,914,027	0.00%	18.05% to 15.96%
2003	0.95% to 2.65%	272,097	11.26 to 14.96	4,089,001	0.00%	12.62% to 49.59%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	3,147,364	$ 6.40 to 6.15	$19,465,941	0.00%	2.13% to 1.52%
2005	0.80% to 1.40%	4,765,383	6.27 to 6.06	28,985,432	0.00%	11.43% to 10.76%
2004	0.80% to 1.40%	5,103,889	5.63 to 5.47	28,008,620	0.00%	18.82% to 18.10%
2003	0.80% to 1.40%	4,845,750	4.74 to 4.63	22,499,732	0.00%	24.59% to 23.83%
2002	0.80% to 1.40%	4,980,792	3.74 to 3.80	18,660,610	0.67%	-28.80% to -28.37%

Pioneer Small Cap Value II VCT Portfolio – Class I
2005	0.95% to 1.05%	80,124	15.46 to 15.43	1,237,644	0.48%	13.86% to 13.74%
2004	0.95% to 1.05%	38,238	13.58 to 13.56	519,026	0.00%	21.15% to 21.02%
2003	0.95%	2,627	11.21	29,448	0.60%	12.10%	(a) (b)

Pioneer Small Cap Value VCT Portfolio – Class I
2006	0.95% to 1.05%	124,148	10.81 to 10.80	1,341,708	0.26%	8.10% to 8.04%	(a) (b)

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares
2006	1.05% to 2.80%	551,603	14.73 to 15.18	8,748,454	1.52%	14.70% to 12.67%
2005	0.95% to 2.80%	644,011	12.87 to 13.47	8,937,063	1.64%	4.23% to 2.29%
2004	1.05% to 2.80%	491,760	12.33 to 13.17	6,602,053	0.90%	9.94% to 8.00%
2003	1.15% to 2.50%	131,535	12.33 to 12.22	1,615,235	0.00%	23.30% to 22.17%	(a) (b)

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares
2006	1.15% to 2.40%	87,538	20.43 to 19.50	1,761,143	0.61%	26.25% to 24.66%
2005	1.15% to 2.65%	92,906	16.18 to 15.53	1,485,977	1.49%	10.91% to 9.23%
2004	1.15% to 2.65%	126,817	14.59 to 14.22	1,836,698	2.11%	14.86% to 13.12%
2003	0.95% to 2.40%	186,001	11.65 to 12.59	2,324,072	0.00%	16.55% to 25.93%	(a) (b)

Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares
2006	0.95% to 2.80%	213,216	12.21 to 12.50	2,766,251	0.10%	4.44% to 2.49%
2005	0.95% to 2.80%	276,236	11.69 to 12.20	3,456,648	0.71%	4.69% to 2.74%
2004	1.10% to 2.80%	261,001	12.22 to 11.87	3,144,631	0.17%	3.88% to 2.09%
2003	1.15% to 2.80%	101,667	11.76 to 11.63	1,179,509	0.00%	17.63% to 16.31%	(a) (b)

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2003	1.30%	2	1.04	2	2.56%	-81.09%
2002	0.80% to 1.40%	2,668,379	5.45 to 5.66	14,603,968	3.33%	-27.57% to -27.13%

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.80% to 2.90%	1,860,568	10.59 to 11.78	22,408,234	0.29%	5.86% to 6.17%	(a)
2005	1.10% to 2.90%	596,546	11.23 to 11.10	6,676,122	0.19%	12.32% to 10.96%	(a) (b)

T. Rowe Price Equity Income Portfolio – II
2006	0.80% to 2.95%	4,412,317	11.04 to 12.01	54,220,730	1.32%	10.35% to 15.16%	(a)
2005	1.10% to 2.80%	1,288,795	10.56 to 10.44	13,568,484	1.31%	5.59% to 4.39%	(a) (b)

T. Rowe Price Limited Term Bond Portfolio – Class II
2006	1.10% to 2.80%	897,335	10.34 to 10.05	9,206,800	3.73%	2.88% to 1.12%
2005	1.10% to 2.70%	297,273	10.05 to 9.95	2,977,178	2.51%	0.54% to 0.54%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1
2006	0.80% to 1.40%	690,934	11.40 to 11.22	7,763,189	7.87%	5.55% to 4.91%
2005	0.80% to 1.40%	653,908	10.80 to 10.69	6,998,382	6.56%	-3.89% to -4.47%
2004	0.80% to 1.40%	494,491	11.24 to 11.19	5,536,020	0.00%	12.37% to 11.92%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	0.80% to 1.40%	1,107,173	15.82 to 16.79	21,961,040	8.79%	5.63% to 4.99%
2005	0.80% to 1.40%	1,440,459	14.98 to 15.99	26,984,368	7.64%	-3.81% to -4.39%
2004	0.80% to 1.40%	1,831,299	15.57 to 16.72	35,793,497	9.55%	8.28% to 7.62%
2003	0.80% to 1.40%	2,862,991	14.38 to 15.54	51,489,785	2.03%	17.22% to 16.51%
2002	0.80% to 1.40%	4,136,893	12.27 to 16.90	62,492,689	0.00%	19.95% to 20.68%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1
2006	0.80% to 1.40%	1,106,434	22.92 to 22.56	25,013,200	0.53%	38.42% to 37.59%
2005	0.80% to 1.40%	877,819	16.56 to 16.40	14,412,087	0.59%	30.81% to 30.02%
2004	0.80% to 1.40%	513,201	12.66 to 12.61	6,474,361	0.00%	26.61% to 26.10%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.80% to 1.40%	2,079,717	21.49 to 20.22	42,350,828	0.63%	38.38% to 37.55%
2005	0.80% to 1.40%	2,663,102	15.53 to 14.70	39,392,769	0.84%	30.94% to 30.15%
2004	0.80% to 1.40%	3,491,296	11.86 to 11.29	39,648,217	0.64%	24.88% to 24.13%
2003	0.80% to 1.40%	5,585,517	9.50 to 9.01	51,038,448	0.10%	52.96% to 52.03%
2002	0.80% to 1.40%	5,964,059	5.98 to 6.21	35,821,395	0.25%	-4.26% to -3.68%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1
2006	0.80% to 1.40%	1,470,219	$ 23.26 to 22.89	$ 33,718,368	0.07%	23.54% to 22.80%
2005	0.80% to 1.40%	1,551,985	18.83 to 18.64	28,960,958	0.19%	50.41% to 49.50%
2004	0.80% to 1.40%	746,021	12.52 to 12.47	9,304,789	0.00%	25.17% to 24.67%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.80% to 1.40%	1,340,984	32.32 to 31.31	48,678,714	0.07%	23.50% to 22.75%
2005	0.80% to 1.40%	1,699,058	26.17 to 25.51	49,998,755	0.35%	50.46% to 49.56%
2004	0.80% to 1.40%	2,157,026	17.39 to 17.05	42,204,825	0.43%	23.24% to 22.49%
2003	0.80% to 1.40%	3,205,129	14.14 to 13.95	50,839,940	0.41%	43.92% to 43.05%
2002	0.80% to 1.40%	3,463,167	9.75 to 11.96	38,122,503	0.82%	-4.19% to -3.61%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.80% to 1.40%	136,094	10.44 to 10.40	1,416,424	1.17%	4.45% to 4.03%	(a) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II
2006	0.95% to 3.25%	10,572,601	11.13 to 10.14	113,144,737	3.36%	2.58% to 0.20%
2005	0.95% to 2.90%	1,959,026	10.85 to 10.22	20,680,370	2.78%	2.95% to 0.93%
2004	1.10% to 2.85%	797,097	10.44 to 10.13	8,251,586	3.48%	2.93% to 1.12%
2003	1.15% to 2.60%	147,979	10.14 to 10.04	1,495,211	0.01%	1.37% to 0.38%	(a) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.80% to 1.40%	498,158	19.88 to 18.77	9,413,461	8.31%	9.92% to 9.26%
2005	0.80% to 1.40%	725,492	18.08 to 17.18	12,534,982	7.55%	11.36% to 10.68%
2004	0.80% to 1.40%	992,232	16.24 to 15.52	15,474,285	6.82%	9.18% to 8.52%
2003	0.80% to 1.40%	1,706,650	14.87 to 14.30	24,503,530	0.00%	26.84% to 26.08%
2002	0.80% to 1.40%	1,362,649	11.34 to 11.72	15,504,147	8.08%	7.69% to 8.35%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class II
2006	1.10% to 2.15%	145,536	16.72 to 16.02	2,396,495	8.35%	9.59% to 8.43%
2005	1.10% to 2.45%	171,015	15.26 to 14.64	2,577,975	7.16%	10.91% to 9.40%
2004	0.95% to 2.45%	246,266	11.80 to 13.38	3,341,560	8.89%	9.03% to 7.38%
2003	1.10% to 2.65%	217,082	12.64 to 12.44	2,731,124	0.00%	26.36% to 24.38%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.80% to 1.40%	3,810,701	59.82 to 56.82	218,265,572	1.07%	36.94% to 36.12%
2005	0.80% to 1.40%	4,368,496	43.68 to 41.74	183,618,271	1.20%	16.12% to 15.42%
2004	0.80% to 1.40%	5,160,818	37.62 to 36.16	187,725,450	1.47%	35.30% to 34.49%
2003	0.80% to 1.40%	5,597,622	27.80 to 26.89	151,232,148	0.00%	36.41% to 35.59%
2002	0.80% to 1.40%	6,388,968	19.83 to 20.38	127,217,556	3.13%	-2.18% to -1.58%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class II
2006	0.95% to 2.80%	4,145,461	23.69 to 26.78	116,700,717	0.94%	36.36% to 33.83%
2005	0.95% to 2.70%	3,310,194	17.37 to 20.07	68,799,980	1.14%	15.65% to 13.61%
2004	0.95% to 2.75%	2,479,086	15.02 to 17.65	44,807,033	1.33%	34.78% to 32.33%
2003	0.95% to 2.70%	801,715	11.14 to 13.35	10,824,041	0.00%	11.44% to 33.46%	(a)

Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares
2006	1.15% to 2.10%	65,321	14.95 to 14.47	969,737	0.30%	12.38% to 11.30%
2005	1.15% to 2.10%	64,852	13.30 to 13.00	859,735	0.07%	7.50% to 6.47%
2004	1.15% to 2.00%	40,476	12.37 to 12.23	502,687	0.97%	8.40% to 7.47%
2003	1.25% to 1.70%	1,741	11.41 to 12.90	21,716	0.27%	14.11% to 13.95%	(a) (b)

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Discovery FundSM
2006	0.80% to 1.40%	2,138,630	23.22 to 27.88	68,607,503	0.00%	13.73% to 13.04%
2005	0.80% to 1.40%	2,486,339	20.42 to 24.66	70,294,123	0.00%	7.41% to 6.76%
2004	0.80% to 1.40%	3,008,430	19.01 to 23.10	79,265,637	0.00%	14.79% to 14.10%
2003	0.80% to 1.40%	3,528,905	16.56 to 20.24	81,166,340	0.00%	38.31% to 37.48%
2002	0.80% to 1.40%	4,412,647	11.97 to 17.90	73,328,599	0.00%	-13.25% to -12.72%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Large Company Growth Fund
2006	1.40% to 2.20%	13,143	10.60 to 10.41	137,213	0.00%	0.92% to 0.10%
2005	1.40% to 2.20%	13,234	10.50 to 10.40	137,863	0.18%	4.22% to 3.38%
2004	2.10%	2,297	10.06	23,117	0.00%	0.64%	(a) (b)

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Money Market Fund
2006	1.15% to 1.40%	1,635	10.47 to 10.41	17,055	26.87%	3.22% to 2.96%
2005	1.40%	1,058	10.11	10,698	34.36%	1.11%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity FundSM
2006	0.80% to 1.40%	7,005,669	$ 32.42 to 38.06	$334,888,686	0.00%	11.32% to 10.65%
2005	0.80% to 1.40%	8,710,393	29.12 to 34.39	373,720,329	0.00%	7.02% to 6.38%
2004	0.80% to 1.40%	10,844,850	27.21 to 32.33	434,154,524	0.00%	17.27% to 16.57%
2003	0.80% to 1.40%	13,018,344	23.20 to 27.74	444,110,406	0.07%	35.91% to 35.09%
2002	0.80% to 1.40%	16,110,284	17.07 to 28.12	403,963,377	0.34%	-27.84% to -27.40%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Total Return Bond Fund
2006	1.15%	2,116	10.39	21,981	4.32%	2.63%
2005	1.15%	2,116	10.12	21,419	0.49%	0.73%

2006 Reserves for annuity contracts in payout phase:				11,157,956

2006 Contract owners’ equity				$17,880,717,436

2005 Reserves for annuity contracts in payout phase:				9,694,221

2005 Contract owners’ equity				$13,950,161,968

2004 Reserves for annuity contracts in payout phase:				9,554,595

2004 Contract owners’ equity				$12,749,242,735

2003 Reserves for annuity contracts in payout phase:				10,819,827

2003 Contract owners’ equity				$11,391,384,498

2002 Reserves for annuity contracts in payout phase:				10,470,739

2002 Contract owners’ equity				$9,986,015,760

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2007

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2006	2005	2004
Revenues:
Policy charges	$1,132.6	$1,055.1	$1,025.2
Traditional life insurance and immediate annuity premiums	308.3	260.0	270.4
Net investment income	2,058.5	2,105.2	2,000.5
Net realized gains (losses) on investments, hedging instruments and hedged items	7.1	10.6	(36.4)
Other income	0.2	2.2	9.8

Total revenues	3,506.7	3,433.1	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Life insurance and annuity benefits	450.3	377.5	369.2
Policyholder dividends on participating policies	25.6	33.1	36.2
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	65.5	66.3	59.8
Other operating expenses	531.8	538.8	582.0

Total benefits and expenses	2,853.6	2,813.0	2,734.5

Income from continuing operations before federal income tax expense	653.1	620.1	535.0
Federal income tax expense	30.6	95.6	120.0

Income from continuing operations	622.5	524.5	415.0
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(3.3)

Net income	$622.5	$524.5	$411.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2006	2005
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $25,197.2 in 2006; $26,658.9 in 2005)	$25,275.4	$27,198.1
Equity securities (cost $28.5 in 2006; $35.1 in 2005)	34.4	42.1
Mortgage loans on real estate, net	8,202.2	8,458.9
Real estate, net	54.8	84.9
Policy loans	639.2	604.7
Other long-term investments	598.9	641.5
Short-term investments, including amounts managed by a related party	1,722.0	1,596.6

Total investments	36,526.9	38,626.8

Cash	0.5	0.9
Accrued investment income	323.6	344.0
Deferred policy acquisition costs	3,758.0	3,597.9
Other assets	2,001.5	1,699.1
Assets held in separate accounts	67,351.9	62,689.8

Total assets	$109,962.4	$106,958.5

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$34,409.4	$35,941.1
Short-term debt	75.2	242.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,988.1	3,130.1
Liabilities related to separate accounts	67,351.9	62,689.8

Total liabilities	105,524.6	102,703.3

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,130.9	3,883.4
Accumulated other comprehensive income	28.7	93.6

Total shareholder’s equity	4,437.8	4,255.2

Total liabilities and shareholder’s equity	$109,962.4	$106,958.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2003	$3.8	$271.3	$3,257.2	$467.3	$3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Other comprehensive loss, net of taxes	—	—	—	(73.5)	(73.5)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	3.8	274.4	3,883.4	93.6	4,255.2

Comprehensive income:
Net income	—	—	622.5	—	622.5
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					557.6

Dividends to NFS	—	—	(375.0)	—	(375.0)

Balance as of December 31, 2006	$3.8	$274.4	$4,130.9	$28.7	$4,437.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2006	2005	2004
Cash flows from operating activities:
Net income	$622.5	$524.5	$411.7
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(7.1)	(10.6)	36.4
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Capitalization of deferred policy acquisition costs	(569.6)	(460.5)	(496.4)
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Amortization and depreciation	46.6	65.6	73.0
(Increase) decrease in other assets	(298.0)	591.0	(303.5)
Increase (decrease) in policy and other liabilities	225.7	(511.1)	324.4
Other, net	0.1	(114.9)	1.5

Net cash provided by operating activities	1,800.6	1,881.3	1,734.4

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	5,128.6	4,198.5	3,099.4
Proceeds from sale of securities available-for-sale	2,267.3	2,619.7	2,485.5
Proceeds from repayments or sales of mortgage loans on real estate	2,430.8	2,854.6	1,920.9
Cost of securities available-for-sale acquired	(5,658.9)	(6,924.1)	(6,291.4)
Cost of mortgage loans on real estate originated or acquired	(2,180.4)	(2,524.9)	(2,169.9)
Net (increase) decrease in short-term investments	(125.4)	56.9	205.9
Collateral (paid) received - securities lending, net	(332.6)	36.6	89.4
Other, net	52.1	121.6	(357.2)

Net cash provided by (used in) investing activities	1,581.5	438.9	(1,017.4)

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(167.1)	27.3	15.2
Capital contributed by NFS	—	—	3.1
Cash dividends paid to NFS	(375.0)	(185.0)	(125.0)
Investment and universal life insurance product deposits	3,400.8	2,845.4	3,561.6
Investment and universal life insurance product withdrawals	(6,241.2)	(5,022.5)	(4,156.5)

Net cash used in financing activities	(3,382.5)	(2,334.8)	(701.6)

Net (decrease) increase in cash	(0.4)	(14.6)	15.4
Cash, beginning of period	0.9	15.5	0.1

Cash, end of period	$0.5	$0.9	$15.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2006, 2005 and 2004

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2006 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation d/b/a TBG Financial (TBG Financial) through its joint venture with MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the NMIC agency distribution force.

As of December 31, 2006 and 2005, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 71% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 9% from other sources compared to 72%, 20% and 8%, respectively, in 2005.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2006, the Company had a diversified portfolio with no more than 25.5% of the mortgage loan portfolio in any geographic region of the U.S. and no more than 2.6% with any one borrower, compared to 23.8% and 1.6%, respectively, as of December 31, 2005. As of December 31, 2006 and 2005, 33.4% and 32.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard & Poor’s (S&P) 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC true-up and unlocking adjustments are reflected currently in the consolidated statements of income.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was calculated by the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% in 2006 (10% in 2005 and 11% in 2004) of the Company’s life insurance in force, 50% of the number of life insurance policies in force in 2006 (52% in 2005 and 55% in 2004) and 5% of life insurance statutory premiums in 2006 (5% in 2005 and 7% in 2004). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k) Reclassification

Certain items in the 2005 and 2004 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(3)	Recently Issued Accounting Standards
In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the first fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. FIN 48 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006, with early adoption permitted. The Company plans to adopt SFAS 156 effective January 1, 2007. SFAS 156 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 is not expected to have a material impact on the Company’s financial position and/or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

(4)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: See Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair values of liabilities related to separate accounts are the amounts payable on demand, net of certain surrender charges.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.

Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments.

Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.

Other derivatives: The fair values for other derivatives are based on credit event probabilities, equity option index levels and broker valuations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2006		2005
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$25,275.4	$25,275.4	$27,198.1	$27,198.1
Equity securities	34.4	34.4	42.1	42.1
Mortgage loans on real estate, net	8,202.2	8,060.7	8,458.9	8,503.0
Policy loans	639.2	639.2	604.7	604.7
Short-term investments	1,722.0	1,722.0	1,596.6	1,596.6
Cash	0.5	0.5	0.9	0.9
Assets held in separate accounts	67,351.9	67,351.9	62,689.8	62,689.8

Liabilities
Investment contracts	(27,124.7)	(25,455.2)	(28,698.1)	(26,607.2)
Policy reserves on life insurance contracts	(7,284.7)	(7,120.4)	(7,243.0)	(7,173.1)
Short-term debt	(75.2)	(75.2)	(242.3)	(242.3)
Long-term debt, payable to NFS	(700.0)	(809.3)	(700.0)	(822.8)
Collateral received – securities lending and derivatives	(986.1)	(986.1)	(1,359.1)	(1,359.1)
Liabilities related to separate accounts	(67,351.9)	(66,149.8)	(62,689.8)	(61,483.5)

Derivative financial instruments
Interest rate swaps hedging assets	4.2	4.2	3.3	3.3
Cross-currency interest rate swaps	66.1	66.1	178.5	178.5
Interest rate futures contracts	(2.4)	(2.4)	1.6	1.6
Other derivatives	128.2	128.2	41.1	41.1

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2006, approximately 82% of separate account assets were invested in equity mutual funds (approximately 83% as of December 31, 2005). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate the amortization of DAC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company’s long-term assumption for net separate account returns is 8% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than had the Company’s long-term assumption for net separate account returns been realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine whether unlocking is appropriate. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2006. As of December 31, 2006 and 2005, the net amount at risk was $562.4 million and $1.08 billion before reinsurance, respectively, and $119.0 million and $178.4 million net of reinsurance, respectively. As of December 31, 2006 and 2005, the Company’s reserve for GMDB claims was $29.3 million and $26.9 million, respectively. See Note 3 to the audited consolidated financial statements included in the F pages of this report for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. Subsequent changes in the fair value of the embedded derivative are recognized in earnings. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Quarterly, the Company purchases S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) to the audited consolidated financial statements included in the F pages of this report for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006 and 2005. As of December 31, 2006 and 2005, the balance of the GMAB embedded derivative was $116.3 million and $67.9 million, respectively. The increase in the balance of the GMAB embedded derivative was driven by the value of new business sold during 2006.

Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed lifetime withdrawal benefit (GLWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.INC), a stand-alone GLWB, to compliment CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above. L.INC provides for enhanced retirement income security via guaranteed accumulation rates and withdrawal rates that increase with age without the liquidity loss associated with annuitization. The lifetime withdrawal feature also is being economically hedged. Currently, the Company is using S&P 500 Index and U.S. Treasury futures to hedge exposure to declining equity and interest rate markets, respectively. Similar to GMDBs, the Company’s economic valuation of the lifetime income obligation is not consistent with the accounting treatment of the obligation. Therefore, hedging activity is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2006, 2005 and 2004, a net gain of $2.9 million, a net gain of $4.1 million and a net loss of $11.3 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Cash Flow Hedges

For the years ended December 31, 2006, 2005 and 2004, the ineffective portion of cash flow hedges was a net loss of $1.5 million, a net gain of $3.1 million and a net gain of $1.0 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.8 million in net losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

During 2006, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2006, 2005 and 2004 included a net loss of $0.5 million, a net loss of $9.1 million and a net gain of $8.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included a loss of $11.4 million and a gain of $5.1 million for the years ended December 31, 2006 and 2005, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2006, 2005 and 2004, net losses of $10.6 million, $80.7 million and $5.9 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $14.1 million, $78.3 million and $5.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2006, 2005 and 2004, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2006	2005
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,930.5	$2,040.1
Pay variable/receive fixed rate swaps hedging investments	60.4	79.2
Pay variable/receive fixed rate swaps hedging liabilities	—	550.0
Pay variable/receive variable rate swaps hedging liabilities	—	30.0
Pay fixed/receive variable rate swaps hedging liabilities	1,048.8	170.0
Other contracts hedging investments	—	10.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	452.9	439.8
Hedging foreign currency denominated liabilities	1,137.1	1,312.4
Credit default swaps and other non-hedging instruments	478.6	555.3
Equity option contracts	1,640.7	774.4
Interest rate futures contracts	214.2	120.5

Total	$6,963.2	$6,081.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U. S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2006. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,476.3	$1,488.2
Due after one year through five years	6,350.0	6,406.7
Due after five years through ten years	4,697.0	4,722.5
Due after ten years	3,078.1	3,149.4

Subtotal	15,601.4	15,766.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	5,997.6
Asset-backed securities	3,506.7	3,511.0

Total	$25,197.2	$25,275.4

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2006	2005
Net unrealized gains, before adjustments and taxes	$84.1	$246.2
Adjustment to DAC	83.3	42.4
Adjustment to future policy benefits and claims	(83.1)	(104.6)
Deferred federal income taxes	(29.5)	(64.4)

Net unrealized gains	$54.8	$119.6

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2006	2005	2004
Fixed maturity securities	$(161.0)	$(704.1)	$(153.3)
Equity securities	(1.1)	(3.4)	(1.2)

Net change	$(162.1)	$(707.5)	$(154.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities – U.S. Government-backed	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Increases in unrealized losses more than one year are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold those investments until recovery.

Proceeds from the sale of securities available-for-sale during 2006, 2005 and 2004 were $2.27 billion, $2.62 billion and $2.49 billion, respectively. During 2006, gross gains of $61.6 million ($71.9 million and $61.5 million in 2005 and 2004, respectively) and gross losses of $64.1 million ($22.6 million and $8.7 million in 2005 and 2004, respectively) were realized on those sales.

The Company had $5.1 million and $22.2 million of real estate investments as of December 31, 2006 and 2005, respectively, that were non-income producing during the preceding twelve months.

Real estate held for use is presented at cost less accumulated depreciation of $16.7 million as of December 31, 2006 ($21.5 million as of December 31, 2005). The carrying value of real estate held for sale totaled $42.1 million and $2.5 million as of December 31, 2006 and 2005, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $17.5 million as of December 31, 2006 ($29.7 million as of December 31, 2005), for which the related valuation allowance was $12.3 million ($7.1 million as of December 31, 2005). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2006, the average recorded investment in impaired mortgage loans on real estate was $3.5 million ($7.4 million in 2005). Interest income on those loans, which is recognized on a cash basis, totaled $1.9 million in 2006 ($2.1 million in 2005).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2006	2005	2004
Allowance, beginning of period	$31.1	$33.3	$29.1
Net additions (reductions) to allowance	3.2	(2.2)	4.2

Allowance, end of period	$34.3	$31.1	$33.3

The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2006	2005	2004
Total realized gains on sales, net of hedging losses	$88.8	$75.6	$65.0
Total realized losses on sales, net of hedging gains	(64.8)	(22.9)	(12.7)
Total other-than-temporary and other investment impairments	(17.1)	(36.8)	(90.6)
Credit default swaps	(1.1)	(7.5)	0.3
Periodic net coupon settlements on non-qualifying derivatives	1.9	1.1	6.6
Other derivatives	(0.6)	1.1	(5.0)

Net realized gains (losses) on investments, hedging instruments and hedged items	$7.1	$10.6	$(36.4)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2006	2005	2004
Securities available-for-sale:
Fixed maturity securities	$1,419.2	$1,466.2	$1,461.9
Equity securities	2.6	2.4	1.2
Mortgage loans on real estate	535.4	577.3	577.4
Real estate	17.0	16.6	17.9
Short-term investments	47.3	18.8	8.9
Derivatives	(1.9)	(31.0)	(94.3)
Other	105.8	112.2	78.4

Gross investment income	2,125.4	2,162.5	2,051.4
Less investment expenses	66.9	57.3	50.9

Net investment income	$2,058.5	$2,105.2	$2,000.5

Fixed maturity securities with an amortized cost of $8.1 million and $16.4 million as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2006, the Company had not pledged any fixed maturity securities as collateral to various derivative counterparties compared to $8.5 million as of December 31, 2005.

As of December 31, 2006 and 2005, the Company had received $802.3 million and $1.10 billion, respectively, of cash collateral on securities lending and $171.0 million and $203.3 million, respectively, of cash for derivative collateral. As of December 31, 2006 and 2005, the Company had not received any non-cash collateral on securities. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2006 and 2005, the Company had loaned securities with a fair value of $778.6 million and $1.07 billion, respectively. The Company also held $12.8 million and $53.2 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2006 and 2005, respectively.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); and (4) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2006			2005
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,231.4	$17.1	60	$9,260.6	$32.5	60
Reset	17,587.0	24.2	63	16,932.1	58.7	63
Ratchet	13,481.0	16.0	66	11,020.6	28.9	65
Rollup	538.4	5.7	70	592.1	8.4	69
Combo	2,588.7	14.9	68	2,530.6	22.3	68

Subtotal	43,426.5	77.9	65	40,336.0	150.8	64
Earnings enhancement	477.8	41.1	61	418.5	27.6	61

Total - GMDB	$43,904.3	$119.0	65	$40,754.5	$178.4	63

GMAB[2]:
5 Year	$2,131.1	$0.1	N/A	$1,041.8	$0.5	N/A
7 Year	1,865.7	0.1	N/A	1,103.5	0.2	N/A
10 Year	784.0	—	N/A	595.5	0.1	N/A

Total - GMAB	$4,780.8	$0.2	N/A	$2,740.8	$0.8	N/A

GMIB[3]:
Ratchet	$450.6	$—	N/A	$444.7	$—	N/A
Rollup	1,187.1	—	N/A	1,189.3	—	N/A
Combo	0.5	—	N/A	0.5	—	N/A

Total - GMIB	$1,638.2	$—	N/A	$1,634.5	$—	N/A

GLWB:
Lifetime Income (L.INC)	$993.8	$—	N/A	$—	$—	N/A

Total - GLWB	$993.8	$—	N/A	$—	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $2.95 billion and $939.1 million as of December 31, 2006 and 2005, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	GLWB	Total
Balance as of December 31, 2004	$23.6	$20.6	$0.8	$—	$45.0
Expense provision	32.8	—	0.4	—	33.2
Net claims paid	(29.5)	—	—	—	(29.5)
Value of new business sold	—	53.4	—	—	53.4
Change in fair value	—	(6.1)	—	—	(6.1)

Balance as of December 31, 2005	26.9	67.9	1.2	—	96.0
Expense provision	32.5	—	—	0.3	32.8
Net claims paid	(30.1)	—	—	—	(30.1)
Value of new business sold	—	95.2	—	—	95.2
Change in fair value	—	(46.8)	—	—	(46.8)

Balance as of December 31, 2006	$29.3	$116.3	$1.2	$0.3	$147.1

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2006	2005
Mutual funds:
Bond	$4,467.3	$3,857.3
Domestic equity	29,808.4	28,011.3
International equity	3,420.5	2,161.4

Total mutual funds	37,696.2	34,030.0
Money market funds	1,414.4	1,350.4

Total	$39,110.6	$35,380.4

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

In accordance with SOP 03-01, GLWB claim reserves for the L.INC rider are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance and recognizing such potential additional liabilities of the Company as a benefit reserve expense ratably over the accumulation period. The Company periodically evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to life insurance and annuity benefits in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2006 and 2005:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%
GMABs and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2006	2005
$800.0 million commercial paper program	$—	$134.7
$350.0 million securities lending program facility	75.2	75.0
$250.0 million securities lending program facility	—	32.6

Total short-term debt	$75.2	$242.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2006, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2006 and 2005. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had no commercial paper outstanding at December 31, 2006 and $134.7 million outstanding at December 31, 2005 at a weighted average effective interest rate of 4.22%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.2 million and $75.0 million outstanding under this agreement as of December 31, 2006 and 2005, respectively. As of December 31, 2006, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $11.7 million, $11.5 million and $3.6 million in 2006, 2005 and 2004, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2006	2005
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million, $53.7 million and $50.7 million in 2006, 2005 and 2004, respectively. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2006	2005
Deferred tax assets:
Future policy benefits	$607.8	$630.5
Other	138.6	185.9

Gross deferred tax assets	746.4	816.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	739.4	809.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,022.2	970.5
Other	173.9	237.1

Gross deferred tax liabilities	1,196.1	1,207.6

Net deferred tax liability	$456.7	$398.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2006, 2005 and 2004.

The Company’s current federal income tax (asset) liability was $(12.6) million and $53.8 million as of December 31, 2006 and 2005, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves representing its best estimate of additional amounts the Company could be required to pay if certain positions it had taken were challenged and ultimately denied by the IRS with respect to these tax years. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD).

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the quarter ended June 30, 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2006	2005	2004
Current	$(61.8)	$90.6	$181.5
Deferred	92.4	5.0	(61.5)

Federal income tax expense	$30.6	$95.6	$120.0

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2006		2005		2004
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$228.6	35.0	$217.0	35.0	$187.2	35.0
Tax exempt interest and DRD	(67.5)	(10.3)	(107.5)	(17.3)	(47.2)	(8.8)
Reserve release	(110.9)	(17.0)	—	—	—	—
Other, net	(19.6)	(3.0)	(13.9)	(2.3)	(20.0)	(3.8)

Total	$30.6	4.7	$95.6	15.4	$120.0	22.4

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004. The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.

Total federal income taxes (refunded) paid were $(4.3) million, $182.2 million and $142.3 million during the years ended December 31, 2006, 2005 and 2004, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2006 and 2005 was $2.68 billion and $2.60 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2006, 2005 and 2004 was $537.5 million, $462.5 million and $317.7 million, respectively. As of January 1, 2007, based on statutory financial results as of and for the year ended December 31, 2006, NLIC could pay dividends totaling $162.5 million without obtaining prior approval. As of March 1, 2007, NLIC will be able to pay dividends to NFS totaling $232.5 million upon providing prior notice to the ODI. On February 21, 2007, NLIC declared an ordinary dividend of $232.5 million and an extraordinary dividend of $242.5 million, both payable to NFS in March 2007. NLIC will provide notice to the ODI of the ordinary dividend and seek prior approval from the ODI of the extraordinary dividend before paying these dividends to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2006	2005	2004
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(171.3)	$(687.2)	$(182.0)
Net adjustment to deferred policy acquisition costs	40.9	187.0	99.1
Net adjustment to future policy benefits and claims	21.5	17.0	(11.0)
Related federal income tax benefit	38.1	169.1	33.3

Net unrealized losses	(70.8)	(314.1)	(60.6)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	9.2	(20.3)	27.5
Related federal income tax (benefit) expense	(3.2)	7.1	(9.6)

Net reclassification adjustment	6.0	(13.2)	17.9

Other comprehensive loss on securities available-for-sale	(64.8)	(327.3)	(42.7)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(0.2)	41.7	(47.4)
Related federal income tax benefit (expense)	0.1	(14.6)	16.6

Other comprehensive (loss) income on cash flow hedges	(0.1)	27.1	(30.8)

Total other comprehensive loss	$(64.9)	$(300.2)	$(73.5)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2006, 2005 and 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $19.9 million, $16.6 million and $13.7 million for the years ended December 31, 2006, 2005 and 2004, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2006, 2005 and 2004.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.6 million, $6.2 million and $5.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2006, 2005 and 2004, the Company made payments to NMIC and NSC totaling $261.7 million, $274.1 million and $194.6 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.48 billion and $6.39 billion as of December 31, 2006 and 2005, respectively. Total revenues from these contracts were $133.4 million, $136.2 million and $136.5 million for the years ended December 31, 2006, 2005 and 2004, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $110.7 million, $107.3 million and $107.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2006, 2005 and 2004, the Company made lease payments to NMIC of $19.3 million, $18.7 million and $18.4 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2006, 2005 and 2004 were $430.8 million, $429.5 million and $335.6 million, respectively, while benefits, claims and expenses ceded during these years were $470.4 million, $398.8 million and $336.0 million, respectively.

Funds of NWD Investment Management, Inc. (NWD), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2006 and 2005, customer allocations to NWD funds totaled $18.26 billion and $15.70 billion, respectively. For the years ended December 31, 2006, 2005 and 2004, NWD paid the Company $64.4 million, $51.6 million and $44.5 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $28.3 million, $26.5 million and $23.2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2006 and 2005, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2006, 2005 and 2004, the most the Company had outstanding at any given time was $191.5 million, $55.3 million and $227.7 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $601.3 million and $390.9 million as of December 31, 2006 and 2005, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2006, 2005 and 2004 were $58.1 million, $59.0 million and $63.1 million, respectively.

During the years ended December 31, 2006 and 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $6.9 million, $2.9 million and $2.6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments (from) to NMIC were $(15.3) million, $45.0 million and $37.4 million in the years ended December 31, 2006, 2005 and 2004, respectively. These payments related to tax years prior to deconsolidation.

In 2006, 2005 and 2004, NLIC paid dividends to NFS totaling $375.0 million, $185.0 million and $125.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the Untied States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. NFS, NLIC and NRS intend to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. NLIC continues to defend this lawsuit vigorously.

On January 21, 2004, NLIC, Nationwide Life Insurance Company of America, NLAIC, NFS and Nationwide Financial Corporation (collectively referred to as the Companies) were named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that the Companies and/or their affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, the Companies filed a motion for summary judgment. On June 15, 2006, the District Court granted the Companies’ motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and the Companies are awaiting a decision. The Companies continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC and NFS, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. NFS and NLIC continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(15)	Guarantees
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2006, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.36 billion. The Company does not anticipate making any payments related to these guarantees.

At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2006 and 2005, no stabilization collateral amounts were released into income. As of December 31, 2006 and 2005, $2.2 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(16)	Variable Interest Entities
As of December 31, 2006 and 2005, the Company had relationships with 18 and 19 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. As of December 31, 2006, each VIE was a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $445.5 million and $440.6 million as of December 31, 2006 and December 31, 2005, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2006	2005
Mortgage loans on real estate	$—	$31.5
Other long-term investments	432.5	478.6
Short-term investments	33.7	42.3
Other assets	37.8	41.3
Short-term debt	—	(32.6)
Other liabilities	(58.5)	(120.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2006 and 2005 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $68.9 million and $53.9 million as of December 31, 2006 and 2005, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401(k) business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain structured products business; the MTN program; net investment income and certain expenses not allocated to other segments; periodic net coupon settlements on non-qualifying derivatives; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Traditional life insurance and immediate annuity premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder account values	501.7	440.5	179.2	208.7	1,330.1
Life insurance and annuity benefits	202.8	—	247.5	—	450.3
Policyholder dividends on participating policies	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense on debt	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	4.0	531.8

Total benefits and expenses	1,263.5	657.5	664.3	268.3	2,853.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	90.9	$653.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(1.0)
Adjustment to amortization related to net realized gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$80.0

Assets as of period end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Traditional life insurance and immediate annuity premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Life insurance and annuity benefits	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Traditional life insurance and immediate annuity premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other income	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Life insurance and annuity benefits	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2006 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$133.7	$133.7
Agencies not backed by the full faith and credit of the U.S. Government	559.4	603.4	603.4
Obligations of states and political subdivisions	266.0	259.5	259.5
Foreign governments	34.9	36.5	36.5
Public utilities	1,541.9	1,543.5	1,543.5
All other corporate	22,671.3	22,698.8	22,698.8

Total fixed maturity securities available-for-sale	25,197.2	25,275.4	25,275.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	13.3	17.8	17.8
Industrial, miscellaneous and all other	7.8	9.1	9.1
Nonredeemable preferred stocks	7.4	7.5	7.5

Total equity securities available-for-sale	28.5	34.4	34.4

Mortgage loans on real estate, net	8,222.9		8,202.2	[1]
Real estate, net:
Investment properties	66.3		49.7	[2]
Acquired in satisfaction of debt	5.2		5.1	[2]

Total real estate, net	71.5		54.8

Policy loans	639.2		639.2
Other long-term investments	677.4		574.9	[3,4]
Short-term investments, including amounts managed by a related party	1,722.0		1,722.0

Total investments	$36,558.7		$36,502.9

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to operating gains and/or losses of investments in limited partnerships.

[4]	Amount shown does not agree to the audited consolidated balance sheet due to $24.1 million in unconsolidated related party investments.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

2004
Individual Investments	$2,015.5	$15,500.6			$87.5
Retirement Plans	301.7	10,139.8			—
Individual Protection	1,244.1	5,430.5			182.9
Corporate and Other	(144.7)	5,312.2			—

Total	$3,416.6	$36,383.1			$270.4

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2006
Individual Investments	$739.5	$704.5	$352.7	206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	4.0

Total	$2,058.5	$1,806.0	$450.3	$531.8

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	15.8

Total	$2,105.2	$1,741.6	$466.3	$538.8

2004
Individual Investments	$824.8	$710.4	$276.1	$210.0
Retirement Plans	627.9	435.5	39.6	184.5
Individual Protection	327.2	450.0	94.4	159.7
Corporate and Other	220.6	86.7	—	27.8

Total	$2,000.5	$1,682.6	$410.1	$582.0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV          Reinsurance

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

2004
Life insurance in force	$123,756.6	$46,866.2	$10.2	$76,900.6	0.0%

Premiums:
Life insurance [1]	$300.7	$30.6	$0.3	$270.4	0.1%
Accident and health insurance	312.7	345.1	32.4	—	N/A

Total	$613.4	$375.7	$32.7	$270.4	12.1%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2006, 2005 and 2004 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

2004
Valuation allowances - mortgage loans on real estate	$29.1	$7.5	$—	$3.3	$33.3

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)           Financial Statements:
Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2006.

Statements of Operations for the year
ended December 31, 2006.

Statements of Changes in Contract
Owners' Equity for the years
ended December 31, 2006 and 2005.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2006 and 2005.

Consolidated Statements of Income for the
years ended December 31, 2006, 2005 and
2004.

Consolidated Statements of Shareholder's
Equity for the years ended December 31,
2006, 2005 and 2004.

Consolidated Statements of Cash Flows for
the years ended December 31, 2006, 2005
and 2004.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1)	Resolution of the Depositor's Board of
Directors authorizing the establishment of
the Registrant - Filed previously with the
Registration Statement, (SEC File No. 2-75059) and hereby
incorporated by reference

(2)	Not Applicable

(3)	Underwriting or Distribution of contracts
between the Registrant and Principal
Underwriter - Filed previously with the
Registration Statement, (SEC File No. 2-75059) and hereby
incorporated by reference

(4)	The form of the variable annuity contract -
Filed previously with the Registration Statement, (SEC File No. 2-75059)
and hereby incorporated by reference

(5)	Variable Annuity Application -
Filed previously with the Registration Statement, (SEC File No. 2-75059)
and hereby incorporated by reference

(6)	Articles of Incorporation of Depositor -
Filed previously with the Registration
Statement, (SEC File No. 2-75059) and hereby incorporated by reference

(7)	Not Applicable

(8)	Not Applicable

(9)	Opinion of Counsel - Filed previously with
the Registration Statement, (SEC File No. 2-75059) and hereby incorporated by reference

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Financial, Investments and Strategy	Robert A. Rosholt
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management , Inc.)	Delaware		The company operates as a holding company.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.                 Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of January 31, 2007 was 153,490 and 39,065 respectively.

Item 28.                 Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Keith J. Kelly
Senior Vice President, Treasurer and Director	James D. Benson.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
• Nationwide Investment Services Corporation	N/A	• N/A	N/A	N/A

Item 30.    Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.    Management Services

 Not Applicable

Item 32.    Undertakings

 The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

 SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 19th day of April, 2007.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ W. MICHAEL STOBART
                W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 19th day of April, 2007.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact